UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:    811-06200

Schwab Investments – Schwab 1000 Index Fund

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices)      (Zip code)

Marie Chandoha

Schwab Investments – Schwab 1000 Index Fund

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab® S&P 500 Index Fund

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 0.6%
Aptiv plc	384,700	37,727,529
BorgWarner, Inc.	290,100	13,350,402
Ford Motor Co.	5,788,197	58,113,498
General Motors Co.	1,864,700	70,690,777
Harley-Davidson, Inc.	238,770	10,240,845
The Goodyear Tire & Rubber Co.	344,936	8,350,901
		198,473,952

Banks 6.3%
Bank of America Corp.	13,827,840	427,003,699
BB&T Corp.	1,148,870	58,374,085
Citigroup, Inc.	3,733,898	268,429,927
Citizens Financial Group, Inc.	714,100	28,406,898
Comerica, Inc.	253,570	24,581,076
Fifth Third Bancorp	999,347	29,570,678
Huntington Bancshares, Inc.	1,615,893	24,949,388
JPMorgan Chase & Co.	4,996,877	574,391,011
KeyCorp	1,526,098	31,849,665
M&T Bank Corp.	211,698	36,697,848
People’s United Financial, Inc.	542,200	9,884,306
Regions Financial Corp.	1,675,445	31,180,032
SunTrust Banks, Inc.	687,716	49,563,692
SVB Financial Group *	77,700	23,922,276
The PNC Financial Services Group, Inc.	688,668	99,739,786
U.S. Bancorp	2,286,128	121,187,645
Wells Fargo & Co.	6,432,144	368,497,530
Zions Bancorp	282,198	14,589,637
		2,222,819,179

Capital Goods 7.0%
3M Co.	869,352	184,580,817
A.O. Smith Corp.	223,914	13,329,600
Allegion plc	141,333	11,524,293
AMETEK, Inc.	348,400	27,105,520
Arconic, Inc.	616,654	13,375,225
Caterpillar, Inc.	880,114	126,560,393
Cummins, Inc.	231,062	32,997,964
Deere & Co.	479,529	69,431,004
Dover Corp.	233,470	19,373,341
Eaton Corp. plc	649,138	53,988,807
Emerson Electric Co.	918,915	66,419,176
Fastenal Co.	413,398	23,534,748
Flowserve Corp.	193,500	8,577,855
Fluor Corp.	208,282	10,674,452
Fortive Corp.	449,487	36,893,893
Fortune Brands Home & Security, Inc.	217,200	12,597,600
General Dynamics Corp.	404,527	80,808,314
General Electric Co.	12,711,043	173,251,516
Harris Corp.	171,604	28,306,080
Honeywell International, Inc.	1,091,131	174,199,064
Huntington Ingalls Industries, Inc.	68,300	15,917,315
Security	Number of Shares	Value ($)
Illinois Tool Works, Inc.	444,936	63,772,677
Ingersoll-Rand plc	369,400	36,389,594
Jacobs Engineering Group, Inc.	174,334	11,790,208
Johnson Controls International plc	1,358,202	50,946,157
L3 Technologies, Inc.	112,783	24,185,187
Lockheed Martin Corp.	364,759	118,947,910
Masco Corp.	456,188	18,398,062
Northrop Grumman Corp.	255,677	76,828,382
PACCAR, Inc.	507,550	33,356,186
Parker-Hannifin Corp.	198,936	33,630,131
Pentair plc	240,982	10,759,846
Quanta Services, Inc. *	225,500	7,682,785
Raytheon Co.	418,884	82,951,599
Rockwell Automation, Inc.	181,821	34,102,347
Rockwell Collins, Inc.	243,105	33,789,164
Roper Technologies, Inc.	149,800	45,224,620
Snap-on, Inc.	83,989	14,243,695
Stanley Black & Decker, Inc.	230,181	34,405,154
Textron, Inc.	369,304	25,212,384
The Boeing Co.	802,461	285,916,854
TransDigm Group, Inc.	71,200	26,738,448
United Rentals, Inc. *	121,495	18,078,456
United Technologies Corp.	1,091,995	148,227,401
W.W. Grainger, Inc.	73,427	25,446,861
Xylem, Inc.	273,510	20,939,926
		2,465,411,011

Commercial & Professional Services 0.7%
Cintas Corp.	127,576	26,086,740
Copart, Inc. *	294,000	16,872,660
Equifax, Inc.	175,061	21,970,156
IHS Markit Ltd. *	534,200	28,328,626
Nielsen Holdings plc	494,300	11,645,708
Republic Services, Inc.	325,134	23,565,712
Robert Half International, Inc.	181,042	13,715,742
Stericycle, Inc. *	127,100	8,879,206
Verisk Analytics, Inc. *	224,734	24,860,075
Waste Management, Inc.	583,816	52,543,440
		228,468,065

Consumer Durables & Apparel 1.2%
D.R. Horton, Inc.	500,616	21,876,919
Garmin Ltd.	166,100	10,372,945
Hanesbrands, Inc.	523,000	11,641,980
Hasbro, Inc.	168,717	16,805,900
Leggett & Platt, Inc.	184,594	8,042,761
Lennar Corp., Class A	410,118	21,436,868
Mattel, Inc.	489,794	7,773,031
Michael Kors Holdings Ltd. *	220,800	14,733,984
Mohawk Industries, Inc. *	94,703	17,838,257
Newell Brands, Inc.	705,350	18,473,117
NIKE, Inc., Class B	1,874,308	144,153,028
PulteGroup, Inc.	391,486	11,153,436
PVH Corp.	111,600	17,132,832
Ralph Lauren Corp.	79,926	10,788,412

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tapestry, Inc.	432,928	20,399,567
Under Armour, Inc., Class A *	267,800	5,347,966
Under Armour, Inc., Class C *	273,692	5,128,988
VF Corp.	482,317	44,406,926
Whirlpool Corp.	93,990	12,322,089
		419,829,006

Consumer Services 1.6%
Carnival Corp.	596,321	35,326,056
Chipotle Mexican Grill, Inc. *	37,380	16,210,211
Darden Restaurants, Inc.	182,385	19,504,252
H&R Block, Inc.	308,705	7,767,018
Hilton Worldwide Holdings, Inc.	403,000	31,699,980
Marriott International, Inc., Class A	436,300	55,776,592
McDonald’s Corp.	1,149,358	181,069,859
MGM Resorts International	738,328	23,161,349
Norwegian Cruise Line Holdings Ltd. *	303,600	15,189,108
Royal Caribbean Cruises Ltd.	249,700	28,156,172
Starbucks Corp.	2,015,424	105,588,063
Wynn Resorts Ltd.	124,900	20,830,822
Yum! Brands, Inc.	469,975	37,264,318
		577,543,800

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	77,700	12,432,777
American Express Co.	1,041,016	103,601,912
Ameriprise Financial, Inc.	208,809	30,417,207
Berkshire Hathaway, Inc., Class B *	2,827,533	559,483,955
BlackRock, Inc.	181,900	91,452,044
Capital One Financial Corp.	714,374	67,379,756
Cboe Global Markets, Inc.	169,800	16,492,674
CME Group, Inc.	496,768	79,045,724
Discover Financial Services	511,594	36,532,928
E*TRADE Financial Corp. *	387,919	23,201,435
Franklin Resources, Inc.	463,005	15,890,332
Intercontinental Exchange, Inc.	852,659	63,020,027
Invesco Ltd.	613,847	16,567,730
Jefferies Financial Group, Inc.	432,451	10,486,937
Moody’s Corp.	243,529	41,672,682
Morgan Stanley	1,995,334	100,884,087
MSCI, Inc.	132,182	21,967,327
Nasdaq, Inc.	169,400	15,483,160
Northern Trust Corp.	316,106	34,525,097
Raymond James Financial, Inc.	197,500	18,089,025
S&P Global, Inc.	366,667	73,494,733
State Street Corp.	537,326	47,451,259
Synchrony Financial	1,056,499	30,575,081
T. Rowe Price Group, Inc.	351,379	41,842,211
The Bank of New York Mellon Corp.	1,477,673	79,011,175
The Charles Schwab Corp. (a)	1,748,381	89,272,334
The Goldman Sachs Group, Inc.	514,620	122,186,227
		1,842,459,836

Energy 6.2%
Anadarko Petroleum Corp.	751,509	54,972,883
Andeavor	208,707	31,318,572
Apache Corp.	555,106	25,534,876
Baker Hughes, a GE Co.	600,644	20,770,270
Cabot Oil & Gas Corp.	643,700	15,126,950
Chevron Corp.	2,808,505	354,629,926
Cimarex Energy Co.	146,330	14,428,138
Concho Resources, Inc. *	278,798	40,662,688
ConocoPhillips	1,717,084	123,921,952
Devon Energy Corp.	770,358	34,673,814
EOG Resources, Inc.	845,412	109,007,423
EQT Corp.	368,800	18,321,984
Security	Number of Shares	Value ($)
Exxon Mobil Corp.	6,220,114	507,001,492
Halliburton Co.	1,293,268	54,860,429
Helmerich & Payne, Inc.	162,800	9,987,780
Hess Corp.	375,240	24,627,001
HollyFrontier Corp.	257,100	19,174,518
Kinder Morgan, Inc.	2,771,144	49,270,940
Marathon Oil Corp.	1,242,752	26,246,922
Marathon Petroleum Corp.	672,352	54,346,212
National Oilwell Varco, Inc.	574,824	27,947,943
Newfield Exploration Co. *	294,175	8,448,706
Noble Energy, Inc.	698,468	25,207,710
Occidental Petroleum Corp.	1,125,870	94,494,269
ONEOK, Inc.	606,626	42,730,736
Phillips 66	620,395	76,519,519
Pioneer Natural Resources Co.	249,700	47,260,719
Schlumberger Ltd.	2,022,161	136,536,311
TechnipFMC plc	636,000	20,701,800
The Williams Cos., Inc.	1,214,678	36,136,671
Valero Energy Corp.	630,687	74,641,807
		2,179,510,961

Food & Staples Retailing 1.4%
Costco Wholesale Corp.	640,895	140,170,146
Sysco Corp.	709,378	47,677,295
The Kroger Co.	1,181,594	34,266,226
Walgreens Boots Alliance, Inc.	1,250,456	84,555,835
Walmart, Inc.	2,123,361	189,467,502
		496,137,004

Food, Beverage & Tobacco 3.9%
Altria Group, Inc.	2,776,372	162,917,509
Archer-Daniels-Midland Co.	812,699	39,220,854
Brown-Forman Corp., Class B	396,205	21,086,030
Campbell Soup Co.	282,211	11,542,430
ConAgra Brands, Inc.	579,349	21,267,902
Constellation Brands, Inc., Class A	244,165	51,330,808
General Mills, Inc.	862,080	39,707,405
Hormel Foods Corp.	387,600	13,941,972
Kellogg Co.	365,496	25,961,181
McCormick & Co., Inc. — Non Voting Shares	179,802	21,133,927
Molson Coors Brewing Co., Class B	264,930	17,750,310
Mondelez International, Inc., Class A	2,158,495	93,635,513
Monster Beverage Corp. *	613,140	36,800,663
PepsiCo, Inc.	2,081,684	239,393,660
Philip Morris International, Inc.	2,276,773	196,485,510
The Coca-Cola Co.	5,625,004	262,293,936
The Hershey Co.	211,728	20,793,807
The JM Smucker Co.	163,075	18,120,894
The Kraft Heinz Co.	874,918	52,713,809
Tyson Foods, Inc., Class A	443,990	25,596,023
		1,371,694,143

Health Care Equipment & Services 6.3%
Abbott Laboratories	2,568,155	168,316,879
ABIOMED, Inc. *	62,100	22,016,313
Aetna, Inc.	479,049	90,248,041
Align Technology, Inc. *	107,600	38,375,540
AmerisourceBergen Corp.	236,046	19,315,644
Anthem, Inc.	375,209	94,927,877
Baxter International, Inc.	730,234	52,905,453
Becton, Dickinson & Co.	390,871	97,862,372
Boston Scientific Corp. *	2,020,594	67,912,164
Cardinal Health, Inc.	466,033	23,278,348
Centene Corp. *	304,900	39,737,617
Cerner Corp. *	456,269	28,325,180

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cigna Corp.	356,108	63,892,897
CVS Health Corp.	1,493,070	96,840,520
Danaher Corp.	906,691	93,008,363
DaVita, Inc. *	204,000	14,337,120
DENTSPLY SIRONA, Inc.	325,700	15,669,427
Edwards Lifesciences Corp. *	308,000	43,874,600
Envision Healthcare Corp. *	173,600	7,683,536
Express Scripts Holding Co. *	830,908	66,023,950
HCA Healthcare, Inc.	406,500	50,499,495
Henry Schein, Inc. *	220,900	17,541,669
Hologic, Inc. *	403,400	17,309,894
Humana, Inc.	201,993	63,462,161
IDEXX Laboratories, Inc. *	125,100	30,640,743
Intuitive Surgical, Inc. *	165,724	84,219,280
Laboratory Corp. of America Holdings *	153,471	26,909,605
McKesson Corp.	294,175	36,948,380
Medtronic plc	1,984,374	179,050,066
Quest Diagnostics, Inc.	197,680	21,294,090
ResMed, Inc.	204,907	21,675,062
Stryker Corp.	467,640	76,342,230
The Cooper Cos., Inc.	72,700	18,938,350
UnitedHealth Group, Inc.	1,407,216	356,335,235
Universal Health Services, Inc., Class B	133,600	16,312,560
Varian Medical Systems, Inc. *	137,606	15,886,613
Zimmer Biomet Holdings, Inc.	303,623	38,110,759
		2,216,028,033

Household & Personal Products 1.6%
Church & Dwight Co., Inc.	361,124	20,186,832
Colgate-Palmolive Co.	1,278,408	85,666,120
Coty, Inc., Class A	740,400	9,928,764
Kimberly-Clark Corp.	508,004	57,841,335
The Clorox Co.	193,057	26,095,515
The Estee Lauder Cos., Inc., Class A	325,552	43,929,987
The Procter & Gamble Co.	3,695,413	298,885,003
		542,533,556

Insurance 2.4%
Aflac, Inc.	1,140,640	53,085,386
American International Group, Inc.	1,323,816	73,087,881
Aon plc	356,550	51,182,753
Arthur J. Gallagher & Co.	273,800	19,535,630
Assurant, Inc.	74,246	8,189,334
Brighthouse Financial, Inc. *	192,097	8,342,773
Chubb Ltd.	679,121	94,886,786
Cincinnati Financial Corp.	220,050	16,642,382
Everest Re Group Ltd.	60,767	13,268,474
Lincoln National Corp.	317,371	21,612,965
Loews Corp.	379,316	19,261,667
Marsh & McLennan Cos., Inc.	740,479	61,726,329
MetLife, Inc.	1,489,277	68,119,530
Principal Financial Group, Inc.	395,467	22,968,723
Prudential Financial, Inc.	617,431	62,304,962
The Allstate Corp.	511,782	48,680,704
The Hartford Financial Services Group, Inc.	515,995	27,192,937
The Progressive Corp.	851,020	51,069,710
The Travelers Cos., Inc.	393,460	51,204,884
Torchmark Corp.	153,466	13,515,751
Unum Group	317,940	12,631,756
Willis Towers Watson plc	196,389	31,308,334
XL Group Ltd.	388,899	21,867,791
		851,687,442

Security	Number of Shares	Value ($)
Materials 2.6%
Air Products & Chemicals, Inc.	324,401	53,256,912
Albemarle Corp.	161,446	15,208,213
Avery Dennison Corp.	126,676	14,527,204
Ball Corp.	510,228	19,883,585
CF Industries Holdings, Inc.	351,018	15,592,220
DowDuPont, Inc.	3,394,406	233,433,301
Eastman Chemical Co.	206,492	21,396,701
Ecolab, Inc.	378,728	53,287,030
FMC Corp.	195,800	17,598,504
Freeport-McMoRan, Inc.	1,980,740	32,682,210
International Flavors & Fragrances, Inc.	113,743	15,100,521
International Paper Co.	609,189	32,731,725
LyondellBasell Industries N.V., Class A	475,100	52,636,329
Martin Marietta Materials, Inc.	93,900	18,725,538
Newmont Mining Corp.	771,146	28,285,635
Nucor Corp.	466,903	31,249,818
Packaging Corp. of America	142,320	16,067,928
PPG Industries, Inc.	360,296	39,870,355
Praxair, Inc.	417,479	69,927,732
Sealed Air Corp.	238,868	10,526,913
The Mosaic Co.	522,500	15,732,475
The Sherwin-Williams Co.	121,036	53,344,196
Vulcan Materials Co.	198,751	22,260,112
WestRock Co.	385,789	22,368,046
		905,693,203

Media 2.2%
CBS Corp., Class B — Non Voting Shares	501,836	26,431,702
Charter Communications, Inc., Class A *	273,400	83,272,172
Comcast Corp., Class A	6,717,796	240,362,741
Discovery, Inc., Class A *(b)	245,159	6,516,326
Discovery, Inc., Class C *	495,665	12,168,576
DISH Network Corp., Class A *	352,600	11,128,056
News Corp., Class A	604,400	9,108,308
News Corp., Class B	205,200	3,139,560
Omnicom Group, Inc.	327,347	22,531,294
The Interpublic Group of Cos., Inc.	574,465	12,954,186
The Walt Disney Co.	2,174,947	246,986,981
Twenty-First Century Fox, Inc., Class A	1,556,201	70,029,045
Twenty-First Century Fox, Inc., Class B	638,700	28,371,054
Viacom, Inc., Class B	537,591	15,617,019
		788,617,020

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
AbbVie, Inc.	2,216,278	204,407,320
Agilent Technologies, Inc.	477,934	31,562,761
Alexion Pharmaceuticals, Inc. *	331,230	44,040,341
Allergan plc	496,146	91,335,517
Amgen, Inc.	978,604	192,344,616
Biogen, Inc. *	311,231	104,066,309
Bristol-Myers Squibb Co.	2,404,834	141,283,998
Celgene Corp. *	1,034,030	93,155,763
Eli Lilly & Co.	1,395,293	137,868,901
Gilead Sciences, Inc.	1,898,703	147,776,054
Illumina, Inc. *	217,600	70,580,736
Incyte Corp. *	266,100	17,706,294
IQVIA Holdings, Inc. *	242,871	29,615,690
Johnson & Johnson	3,931,626	521,019,078
Merck & Co., Inc.	3,949,224	260,135,385
Mettler-Toledo International, Inc. *	37,400	22,159,874
Mylan N.V. *	745,851	27,827,701
Nektar Therapeutics *	239,700	12,608,220
PerkinElmer, Inc.	162,960	12,903,173
Perrigo Co., plc	186,100	14,984,772
Pfizer, Inc.	8,563,567	341,943,230

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Regeneron Pharmaceuticals, Inc. *	114,600	42,173,946
Thermo Fisher Scientific, Inc.	589,136	138,170,066
Vertex Pharmaceuticals, Inc. *	377,541	66,088,552
Waters Corp. *	115,752	22,834,397
Zoetis, Inc.	706,000	61,054,880
		2,849,647,574

Real Estate 2.8%
Alexandria Real Estate Equities, Inc.	156,100	19,893,384
American Tower Corp.	644,952	95,607,684
Apartment Investment & Management Co., Class A	230,014	9,810,097
AvalonBay Communities, Inc.	202,399	35,794,263
Boston Properties, Inc.	221,976	27,864,647
CBRE Group, Inc., Class A *	435,340	21,679,932
Crown Castle International Corp.	608,042	67,389,295
Digital Realty Trust, Inc.	301,600	36,620,272
Duke Realty Corp.	526,246	15,324,284
Equinix, Inc.	115,809	50,872,578
Equity Residential	532,402	34,835,063
Essex Property Trust, Inc.	96,900	23,299,605
Extra Space Storage, Inc.	191,300	17,976,461
Federal Realty Investment Trust	108,900	13,666,950
GGP, Inc.	951,600	20,288,112
HCP, Inc.	712,500	18,453,750
Host Hotels & Resorts, Inc.	1,117,511	23,400,680
Iron Mountain, Inc.	410,202	14,402,192
Kimco Realty Corp.	607,559	10,140,160
Mid-America Apartment Communities, Inc.	171,500	17,283,770
Prologis, Inc.	782,589	51,353,490
Public Storage	219,628	47,841,567
Realty Income Corp.	406,900	22,692,813
Regency Centers Corp.	217,900	13,864,977
SBA Communications Corp. *	166,696	26,379,642
Simon Property Group, Inc.	452,672	79,765,333
SL Green Realty Corp.	127,600	13,156,836
The Macerich Co.	152,100	8,983,026
UDR, Inc.	397,100	15,280,408
Ventas, Inc.	517,399	29,170,956
Vornado Realty Trust	254,956	18,336,436
Welltower, Inc.	555,317	34,762,844
Weyerhaeuser Co.	1,107,339	37,848,847
		974,040,354

Retailing 7.0%
Advance Auto Parts, Inc.	108,700	15,351,701
Amazon.com, Inc. *	590,830	1,050,164,875
AutoZone, Inc. *	39,998	28,219,789
Best Buy Co., Inc.	355,857	26,699,951
Booking Holdings, Inc. *	70,328	142,675,820
CarMax, Inc. *	256,040	19,121,067
Dollar General Corp.	367,700	36,089,755
Dollar Tree, Inc. *	348,930	31,850,330
Expedia Group, Inc.	177,513	23,758,340
Foot Locker, Inc.	176,800	8,629,608
Genuine Parts Co.	216,338	21,051,851
Kohl’s Corp.	247,510	18,283,564
L Brands, Inc.	373,135	11,817,185
LKQ Corp. *	474,500	15,905,240
Lowe’s Cos., Inc.	1,202,288	119,435,290
Macy’s, Inc.	463,802	18,426,854
Netflix, Inc. *	638,000	215,293,100
Nordstrom, Inc.	176,701	9,260,899
O'Reilly Automotive, Inc. *	118,900	36,383,400
Ross Stores, Inc.	547,364	47,856,034
Target Corp.	773,208	62,382,421
Security	Number of Shares	Value ($)
The Gap, Inc.	321,762	9,707,560
The Home Depot, Inc.	1,692,413	334,285,416
The TJX Cos., Inc.	916,606	89,149,100
Tiffany & Co.	153,428	21,105,556
Tractor Supply Co.	175,100	13,664,804
TripAdvisor, Inc. *	160,013	9,279,154
Ulta Salon, Cosmetics & Fragrance, Inc. *	84,400	20,626,516
		2,456,475,180

Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc. *	1,208,500	22,151,805
Analog Devices, Inc.	540,296	51,944,057
Applied Materials, Inc.	1,474,072	71,684,121
Broadcom, Inc.	588,052	130,412,292
Intel Corp.	6,835,022	328,764,558
KLA-Tencor Corp.	233,981	27,474,049
Lam Research Corp.	244,074	46,530,267
Microchip Technology, Inc.	338,851	31,658,849
Micron Technology, Inc. *	1,698,473	89,662,390
NVIDIA Corp.	890,661	218,087,253
Qorvo, Inc. *	193,500	15,820,560
QUALCOMM, Inc.	2,174,506	139,364,090
Skyworks Solutions, Inc.	264,700	25,035,326
Texas Instruments, Inc.	1,435,900	159,844,388
Xilinx, Inc.	367,063	26,454,230
		1,384,888,235

Software & Services 15.7%
Accenture plc, Class A	939,287	149,656,598
Activision Blizzard, Inc.	1,119,900	82,223,058
Adobe Systems, Inc. *	720,079	176,188,930
Akamai Technologies, Inc. *	250,255	18,834,191
Alliance Data Systems Corp.	71,700	16,123,896
Alphabet, Inc., Class A *	437,616	537,051,108
Alphabet, Inc., Class C *	445,535	542,331,934
ANSYS, Inc. *	123,200	20,806,016
Autodesk, Inc. *	321,098	41,241,827
Automatic Data Processing, Inc.	644,973	87,064,905
Broadridge Financial Solutions, Inc.	171,200	19,342,176
CA, Inc.	451,625	19,966,341
Cadence Design Systems, Inc. *	428,300	18,883,747
Citrix Systems, Inc. *	187,008	20,565,270
Cognizant Technology Solutions Corp., Class A	866,180	70,593,670
DXC Technology Co.	418,483	35,462,249
eBay, Inc. *	1,343,640	44,944,758
Electronic Arts, Inc. *	445,892	57,408,595
Facebook, Inc., Class A *	3,517,717	607,087,600
Fidelity National Information Services, Inc.	483,734	49,887,487
Fiserv, Inc. *	595,608	44,956,492
FleetCor Technologies, Inc. *	130,000	28,210,000
Gartner, Inc. *	138,600	18,770,598
Global Payments, Inc.	238,900	26,892,973
International Business Machines Corp.	1,249,906	181,148,877
Intuit, Inc.	360,133	73,553,564
MasterCard, Inc., Class A	1,344,428	266,196,744
Microsoft Corp.	11,271,730	1,195,705,118
Oracle Corp.	4,360,936	207,929,429
Paychex, Inc.	472,765	32,630,240
PayPal Holdings, Inc. *	1,631,453	134,007,549
Red Hat, Inc. *	264,100	37,298,843
salesforce.com, Inc. *	1,037,465	142,288,325
Symantec Corp.	900,250	18,203,055
Synopsys, Inc. *	225,200	20,139,636
Take-Two Interactive Software, Inc. *	168,200	19,009,964

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Western Union Co.	707,625	14,265,720
Total System Services, Inc.	250,800	22,958,232
Twitter, Inc. *	970,900	30,942,583
VeriSign, Inc. *	145,425	21,120,073
Visa, Inc., Class A	2,619,862	358,239,930
		5,510,132,301

Technology Hardware & Equipment 5.8%
Amphenol Corp., Class A	446,200	41,724,162
Apple, Inc.	7,212,704	1,372,505,444
Cisco Systems, Inc.	6,883,486	291,102,623
Corning, Inc.	1,201,687	39,871,975
F5 Networks, Inc. *	88,400	15,149,992
FLIR Systems, Inc.	203,000	11,895,800
Hewlett Packard Enterprise Co.	2,203,878	34,027,876
HP, Inc.	2,432,308	56,137,669
IPG Photonics Corp. *	55,800	9,153,432
Juniper Networks, Inc.	513,065	13,514,132
Motorola Solutions, Inc.	243,122	29,490,698
NetApp, Inc.	389,274	30,176,521
Seagate Technology plc	420,800	22,142,496
TE Connectivity Ltd.	516,435	48,322,823
Western Digital Corp.	441,136	30,945,690
Xerox Corp.	311,691	8,094,615
		2,054,255,948

Telecommunication Services 1.9%
AT&T, Inc.	10,654,989	340,639,999
CenturyLink, Inc.	1,421,443	26,680,485
Verizon Communications, Inc.	6,061,555	313,018,700
		680,339,184

Transportation 2.2%
Alaska Air Group, Inc.	191,300	12,019,379
American Airlines Group, Inc.	622,805	24,625,710
C.H. Robinson Worldwide, Inc.	202,295	18,657,668
CSX Corp.	1,278,091	90,335,472
Delta Air Lines, Inc.	958,180	52,144,156
Expeditors International of Washington, Inc.	252,200	19,210,074
FedEx Corp.	360,648	88,672,524
JB Hunt Transport Services, Inc.	127,396	15,274,780
Kansas City Southern	156,100	18,149,747
Norfolk Southern Corp.	412,682	69,743,258
Southwest Airlines Co.	776,546	45,163,915
Union Pacific Corp.	1,133,041	169,831,515
United Continental Holdings, Inc. *	343,600	27,625,440
United Parcel Service, Inc., Class B	1,015,721	121,774,791
		773,228,429

Utilities 2.9%
AES Corp.	962,149	12,854,311
Alliant Energy Corp.	332,669	14,294,787
Ameren Corp.	359,820	22,330,429
American Electric Power Co., Inc.	720,502	51,256,512
American Water Works Co., Inc.	259,533	22,903,787
CenterPoint Energy, Inc.	628,366	17,895,864
CMS Energy Corp.	418,284	20,219,849
Consolidated Edison, Inc.	455,565	35,957,745
Dominion Energy, Inc.	954,768	68,466,413
DTE Energy Co.	265,812	28,851,234
Duke Energy Corp.	1,031,579	84,197,478
Security	Number of Shares	Value ($)
Edison International	478,193	31,862,000
Entergy Corp.	260,953	21,210,260
Evergy, Inc.	408,100	22,890,329
Eversource Energy	467,100	28,362,312
Exelon Corp.	1,414,387	60,111,448
FirstEnergy Corp.	650,994	23,064,717
NextEra Energy, Inc.	695,744	116,564,950
NiSource, Inc.	495,562	12,973,813
NRG Energy, Inc.	459,527	14,553,220
PG&E Corp.	743,530	32,031,272
Pinnacle West Capital Corp.	166,761	13,412,587
PPL Corp.	1,046,850	30,117,875
Public Service Enterprise Group, Inc.	731,970	37,740,373
SCANA Corp.	214,700	8,585,853
Sempra Energy	392,469	45,365,492
The Southern Co.	1,480,635	71,958,861
WEC Energy Group, Inc.	455,878	30,256,623
Xcel Energy, Inc.	740,778	34,712,857
		1,015,003,251
Total Common Stock
(Cost $17,638,478,290)		35,004,916,667

Other Investment Company 0.0% of net assets

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 1.83% (c)	5,623,584	5,623,584
Total Other Investment Company
(Cost $5,623,584)		5,623,584
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.3% of net assets

Time Deposits 0.3%
BNP Paribas
1.27%, 08/01/18 (d)	49,373,011	49,373,011
JPMorgan Chase Bank
1.27%, 08/01/18 (d)	30,191,659	30,191,659
Sumitomo Mitsui Banking Corp.
1.27%, 08/01/18 (d)	46,839,040	46,839,040
Total Short-Term Investments
(Cost $126,403,710)		126,403,710

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/21/18	1,332	187,618,860	2,669,196
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $5,590,518.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended July 31, 2018:
	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	1,598,881	184,500	(35,000)	1,748,381	$9,407,135	$6,609	$464,017

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$35,004,916,667	$—	$—	$35,004,916,667
Other Investment Company[1]	5,623,584	—	—	5,623,584
Short-Term Investments[1]	—	126,403,710	—	126,403,710
Futures Contracts[2]	2,669,196	—	—	2,669,196
Total	$35,013,209,447	$126,403,710	$—	$35,139,613,157
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab 1000 Index® Fund

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 0.8%
Adient plc	29,818	1,420,231
Aptiv plc	80,800	7,924,056
Autoliv, Inc.	26,600	2,725,436
BorgWarner, Inc.	59,692	2,747,026
Dana, Inc.	45,700	975,695
Delphi Technologies plc	27,466	1,240,639
Ford Motor Co.	1,200,987	12,057,909
General Motors Co.	387,012	14,671,625
Gentex Corp.	88,044	2,042,621
Harley-Davidson, Inc.	50,210	2,153,507
Lear Corp.	20,190	3,636,825
Tesla, Inc. *(a)	41,113	12,257,430
The Goodyear Tire & Rubber Co.	72,900	1,764,909
Thor Industries, Inc.	14,500	1,375,325
Veoneer, Inc. *	26,600	1,391,180
Visteon Corp. *	9,200	1,077,136
		69,461,550

Banks 6.4%
Associated Banc-Corp.	51,800	1,398,600
Bank of America Corp.	2,886,861	89,146,268
Bank of Hawaii Corp.	12,970	1,043,955
Bank OZK	38,000	1,554,200
BankUnited, Inc.	31,300	1,216,318
BB&T Corp.	238,339	12,110,005
BOK Financial Corp.	7,300	710,509
Chemical Financial Corp.	22,600	1,283,680
CIT Group, Inc.	37,088	1,963,068
Citigroup, Inc.	780,828	56,133,725
Citizens Financial Group, Inc.	148,650	5,913,297
Comerica, Inc.	52,828	5,121,146
Commerce Bancshares, Inc.	30,850	2,060,780
Cullen/Frost Bankers, Inc.	16,900	1,867,281
East West Bancorp, Inc.	45,800	2,965,092
Essent Group Ltd. *	23,800	913,920
F.N.B. Corp.	100,483	1,289,197
Fifth Third Bancorp	210,315	6,223,221
First Citizens BancShares, Inc., Class A	2,600	1,057,732
First Hawaiian, Inc.	21,700	613,242
First Horizon National Corp.	99,933	1,787,801
First Republic Bank	49,400	4,883,684
Hancock Whitney Corp.	25,238	1,268,209
Home BancShares, Inc.	50,100	1,161,819
Huntington Bancshares, Inc.	339,406	5,240,429
IBERIABANK Corp.	17,454	1,450,427
Investors Bancorp, Inc.	77,217	966,757
JPMorgan Chase & Co.	1,043,878	119,993,776
KeyCorp	325,318	6,789,387
LendingTree, Inc. *(a)	2,300	549,240
M&T Bank Corp.	44,551	7,722,916
MB Financial, Inc.	25,900	1,254,855
MGIC Investment Corp. *	118,100	1,473,888
Security	Number of Shares	Value ($)
New York Community Bancorp, Inc.	152,736	1,644,967
PacWest Bancorp	38,344	1,925,636
People’s United Financial, Inc.	103,793	1,892,146
Pinnacle Financial Partners, Inc.	22,700	1,418,750
Popular, Inc.	31,529	1,564,784
Prosperity Bancshares, Inc.	20,900	1,466,135
Radian Group, Inc.	65,144	1,247,508
Regions Financial Corp.	342,943	6,382,169
Signature Bank	16,900	1,854,099
Sterling Bancorp	69,400	1,540,680
SunTrust Banks, Inc.	142,603	10,277,398
SVB Financial Group *	16,200	4,987,656
Synovus Financial Corp.	36,857	1,821,473
TCF Financial Corp.	51,200	1,285,632
Texas Capital Bancshares, Inc. *	15,990	1,451,892
TFS Financial Corp.	13,900	211,558
The PNC Financial Services Group, Inc.	143,713	20,813,954
U.S. Bancorp	477,805	25,328,443
UMB Financial Corp.	13,000	934,570
Umpqua Holdings Corp.	67,400	1,435,620
United Bankshares, Inc.	32,600	1,204,570
Valley National Bancorp	80,900	942,485
Webster Financial Corp.	27,500	1,774,575
Wells Fargo & Co.	1,342,834	76,930,960
Western Alliance Bancorp *	30,400	1,724,288
Wintrust Financial Corp.	17,428	1,528,958
Zions Bancorp	60,698	3,138,087
		525,857,417

Capital Goods 7.2%
3M Co.	182,054	38,653,705
A.O. Smith Corp.	44,100	2,625,273
Acuity Brands, Inc.	13,000	1,807,390
AECOM *	51,200	1,718,272
AGCO Corp.	20,730	1,306,405
Air Lease Corp.	29,000	1,274,840
Allegion plc	28,700	2,340,198
Allison Transmission Holdings, Inc.	38,000	1,786,000
AMETEK, Inc.	70,605	5,493,069
Arconic, Inc.	127,240	2,759,836
Barnes Group, Inc.	13,800	936,330
Beacon Roofing Supply, Inc. *	20,100	845,808
BWX Technologies, Inc.	30,500	2,005,680
Carlisle Cos., Inc.	18,936	2,326,098
Caterpillar, Inc.	183,296	26,357,965
Colfax Corp. *	31,600	1,020,680
Crane Co.	16,384	1,483,899
Cummins, Inc.	47,092	6,725,208
Curtiss-Wright Corp.	14,300	1,902,329
Deere & Co.	99,446	14,398,786
Donaldson Co., Inc.	40,500	1,931,850
Dover Corp.	46,937	3,894,832
Dycom Industries, Inc. *	9,100	811,356
Eaton Corp. plc	132,821	11,046,723
EMCOR Group, Inc.	18,700	1,438,965
Emerson Electric Co.	192,228	13,894,240

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Fastenal Co.	87,500	4,981,375
Flowserve Corp.	39,123	1,734,323
Fluor Corp.	44,158	2,263,097
Fortive Corp.	94,620	7,766,410
Fortune Brands Home & Security, Inc.	44,800	2,598,400
Gardner Denver Holdings, Inc. *	22,000	629,420
General Dynamics Corp.	84,274	16,834,574
General Electric Co.	2,660,502	36,262,642
Graco, Inc.	52,082	2,403,063
Harris Corp.	36,407	6,005,335
HD Supply Holdings, Inc. *	55,600	2,445,288
HEICO Corp., Class A	22,625	1,464,969
Hexcel Corp.	26,300	1,814,963
Honeywell International, Inc.	229,017	36,562,564
Hubbell, Inc.	16,932	2,086,869
Huntington Ingalls Industries, Inc.	13,700	3,192,785
IDEX Corp.	24,331	3,736,755
Illinois Tool Works, Inc.	92,947	13,322,093
Ingersoll-Rand plc	75,321	7,419,872
ITT, Inc.	27,300	1,547,091
Jacobs Engineering Group, Inc.	36,356	2,458,756
JELD-WEN Holding, Inc. *	19,300	529,592
Johnson Controls International plc	283,286	10,626,058
Kennametal, Inc.	23,400	911,664
KLX, Inc. *	15,900	1,161,495
L3 Technologies, Inc.	24,174	5,183,873
Lennox International, Inc.	11,700	2,539,836
Lincoln Electric Holdings, Inc.	20,100	1,888,194
Lockheed Martin Corp.	76,179	24,841,972
Masco Corp.	95,028	3,832,479
MasTec, Inc. *	19,292	898,043
MSC Industrial Direct Co., Inc., Class A	14,258	1,206,654
Navistar International Corp. *	18,700	805,409
Nordson Corp.	16,600	2,226,226
Northrop Grumman Corp.	53,432	16,055,782
nVent Electric plc *	48,054	1,316,680
Oshkosh Corp.	23,600	1,775,900
Owens Corning	34,000	2,115,480
PACCAR, Inc.	107,289	7,051,033
Parker-Hannifin Corp.	41,253	6,973,820
Pentair plc	50,354	2,248,306
Quanta Services, Inc. *	44,000	1,499,080
Raytheon Co.	87,757	17,378,519
Rockwell Automation, Inc.	38,649	7,249,006
Rockwell Collins, Inc.	50,483	7,016,632
Roper Technologies, Inc.	31,691	9,567,513
Sensata Technologies Holding plc *	53,100	2,887,047
Snap-on, Inc.	17,250	2,925,427
Spirit AeroSystems Holdings, Inc., Class A	34,200	3,189,150
Stanley Black & Decker, Inc.	46,641	6,971,430
Teledyne Technologies, Inc. *	10,700	2,347,794
Terex Corp.	20,800	917,696
Textron, Inc.	78,906	5,386,913
The Boeing Co.	167,698	59,750,797
The Middleby Corp. *	17,400	1,783,152
The Timken Co.	19,544	962,542
The Toro Co.	33,100	1,992,289
TransDigm Group, Inc.	15,200	5,708,208
Trinity Industries, Inc.	44,200	1,684,020
United Rentals, Inc. *	25,767	3,834,130
United Technologies Corp.	227,957	30,942,883
Univar, Inc. *	33,042	908,325
USG Corp. *	28,300	1,223,126
Valmont Industries, Inc.	6,682	933,141
W.W. Grainger, Inc.	15,741	5,455,201
WABCO Holdings, Inc. *	15,900	1,998,312
Wabtec Corp.	25,500	2,813,160
Watsco, Inc.	9,926	1,712,334
Security	Number of Shares	Value ($)
Woodward, Inc.	17,300	1,439,533
Xylem, Inc.	55,600	4,256,736
		597,238,973

Commercial & Professional Services 0.8%
Cintas Corp.	26,610	5,441,213
Copart, Inc. *	62,665	3,596,344
CoStar Group, Inc. *	11,300	4,699,105
Deluxe Corp.	14,500	854,485
Equifax, Inc.	37,300	4,681,150
Healthcare Services Group, Inc.	24,300	978,318
IHS Markit Ltd. *	107,607	5,706,399
KAR Auction Services, Inc.	41,500	2,467,175
ManpowerGroup, Inc.	19,791	1,845,709
Nielsen Holdings plc	104,300	2,457,308
Republic Services, Inc.	68,301	4,950,457
Robert Half International, Inc.	37,791	2,863,046
Rollins, Inc.	29,450	1,617,983
Stericycle, Inc. *	27,098	1,893,066
The Brink’s Co.	16,100	1,285,585
The Dun & Bradstreet Corp.	10,925	1,375,348
TransUnion	45,792	3,315,341
Verisk Analytics, Inc. *	47,800	5,287,636
Waste Management, Inc.	121,285	10,915,650
		66,231,318

Consumer Durables & Apparel 1.2%
Brunswick Corp.	26,300	1,691,090
Carter’s, Inc.	15,600	1,635,348
Columbia Sportswear Co.	8,900	774,122
D.R. Horton, Inc.	107,597	4,701,989
Garmin Ltd.	34,648	2,163,768
Hanesbrands, Inc.	108,800	2,421,888
Hasbro, Inc.	34,225	3,409,152
Leggett & Platt, Inc.	39,744	1,731,646
Lennar Corp., Class A	83,610	4,370,295
lululemon Athletica, Inc. *	29,900	3,586,505
Mattel, Inc.	102,797	1,631,388
Michael Kors Holdings Ltd. *	45,447	3,032,678
Mohawk Industries, Inc. *	19,439	3,661,530
Newell Brands, Inc.	150,313	3,936,697
NIKE, Inc., Class B	392,912	30,218,862
NVR, Inc. *	1,033	2,850,491
Polaris Industries, Inc.	17,400	1,834,308
PulteGroup, Inc.	84,669	2,412,220
PVH Corp.	24,214	3,717,333
Ralph Lauren Corp.	16,795	2,266,989
Skechers U.S.A., Inc., Class A *	40,162	1,113,291
Tapestry, Inc.	87,430	4,119,702
Toll Brothers, Inc.	41,800	1,473,868
VF Corp.	100,528	9,255,613
Whirlpool Corp.	19,815	2,597,747
		100,608,520

Consumer Services 2.0%
Aramark	76,496	3,075,904
Boyd Gaming Corp.	27,000	1,008,450
Bright Horizons Family Solutions, Inc. *	17,800	1,904,422
Caesars Entertainment Corp. *	49,000	553,700
Carnival Corp.	124,060	7,349,314
Chipotle Mexican Grill, Inc. *	7,550	3,274,133
Choice Hotels International, Inc.	11,800	915,680
Churchill Downs, Inc.	3,600	1,029,420
Cracker Barrel Old Country Store, Inc. (a)	7,100	1,040,115
Darden Restaurants, Inc.	38,365	4,102,753
Domino’s Pizza, Inc.	12,892	3,386,213

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Dunkin’ Brands Group, Inc.	26,000	1,810,380
Extended Stay America, Inc.	56,900	1,211,401
Grand Canyon Education, Inc. *	14,000	1,631,420
H&R Block, Inc.	65,228	1,641,136
Hilton Grand Vacations, Inc. *	30,193	1,044,376
Hilton Worldwide Holdings, Inc.	85,800	6,749,028
ILG, Inc.	32,000	1,098,560
Las Vegas Sands Corp.	110,905	7,974,070
Marriott International, Inc., Class A	90,621	11,584,989
Marriott Vacations Worldwide Corp.	7,600	905,236
McDonald’s Corp.	240,289	37,855,129
MGM Resorts International	152,987	4,799,202
Norwegian Cruise Line Holdings Ltd. *	61,600	3,081,848
Royal Caribbean Cruises Ltd.	52,391	5,907,609
Scientific Games Corp., Class A *	15,800	759,190
Service Corp. International	55,600	2,187,860
ServiceMaster Global Holdings, Inc. *	41,700	2,376,483
Six Flags Entertainment Corp.	24,400	1,584,780
Starbucks Corp.	421,950	22,105,960
Texas Roadhouse, Inc.	19,700	1,237,948
The Wendy’s Co.	51,700	862,356
Vail Resorts, Inc.	12,400	3,433,188
Weight Watchers International, Inc. *	11,400	1,020,642
Wyndham Destinations, Inc.	31,465	1,451,166
Wyndham Hotels & Resorts, Inc.	31,465	1,824,970
Wynn Resorts Ltd.	25,942	4,326,607
Yum! Brands, Inc.	98,527	7,812,206
		165,917,844

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	16,259	2,601,602
AGNC Investment Corp.	130,639	2,543,541
Ally Financial, Inc.	133,900	3,583,164
American Express Co.	218,677	21,762,735
Ameriprise Financial, Inc.	44,428	6,471,827
Annaly Capital Management, Inc.	346,200	3,711,264
Berkshire Hathaway, Inc., Class B *	588,656	116,477,363
BGC Partners, Inc., Class A	81,800	878,532
BlackRock, Inc.	37,902	19,055,609
Capital One Financial Corp.	148,653	14,020,951
Cboe Global Markets, Inc.	34,990	3,398,579
CME Group, Inc.	104,274	16,592,079
Credit Acceptance Corp. *	3,700	1,419,320
Discover Financial Services	107,304	7,662,579
E*TRADE Financial Corp. *	80,790	4,832,050
Eaton Vance Corp.	36,184	1,922,456
Evercore, Inc., Class A	12,700	1,435,100
FactSet Research Systems, Inc.	12,300	2,476,728
Franklin Resources, Inc.	96,977	3,328,251
Interactive Brokers Group, Inc., Class A	22,100	1,322,906
Intercontinental Exchange, Inc.	177,350	13,107,938
Invesco Ltd.	126,477	3,413,614
Janus Henderson Group plc	56,000	1,822,800
Jefferies Financial Group, Inc.	93,678	2,271,691
Lazard Ltd., Class A	39,699	2,155,656
Legg Mason, Inc.	28,214	962,944
LPL Financial Holdings, Inc.	28,300	1,876,007
MarketAxess Holdings, Inc.	11,500	2,228,355
Moody’s Corp.	51,326	8,782,905
Morgan Stanley	417,721	21,119,974
Morningstar, Inc.	6,100	805,200
MSCI, Inc.	27,050	4,495,439
Nasdaq, Inc.	36,337	3,321,202
Navient Corp.	77,500	1,023,775
New Residential Investment Corp.	104,800	1,874,872
Northern Trust Corp.	64,476	7,042,069
OneMain Holdings, Inc. *	21,400	711,550
Raymond James Financial, Inc.	39,649	3,631,452
Security	Number of Shares	Value ($)
S&P Global, Inc.	76,852	15,404,215
Santander Consumer USA Holdings, Inc.	36,900	709,956
SEI Investments Co.	39,748	2,382,495
SLM Corp. *	138,900	1,568,181
Starwood Property Trust, Inc.	80,000	1,827,200
State Street Corp.	112,050	9,895,135
Stifel Financial Corp.	22,382	1,233,920
Synchrony Financial	216,750	6,272,745
T. Rowe Price Group, Inc.	74,650	8,889,322
TD Ameritrade Holding Corp.	84,631	4,836,662
The Bank of New York Mellon Corp.	309,102	16,527,684
The Charles Schwab Corp. (b)	364,265	18,599,371
The Goldman Sachs Group, Inc.	107,532	25,531,323
Voya Financial, Inc.	52,430	2,648,763
		432,471,051

Energy 6.0%
Anadarko Petroleum Corp.	157,948	11,553,896
Andeavor	42,600	6,392,556
Antero Resources Corp. *	66,200	1,359,748
Apache Corp.	118,700	5,460,200
Apergy Corp. *	24,518	1,005,238
Baker Hughes, a GE Co.	126,406	4,371,119
Cabot Oil & Gas Corp.	138,696	3,259,356
Centennial Resource Development, Inc., Class A *	48,700	874,652
Cheniere Energy, Inc. *	62,900	3,994,150
Chesapeake Energy Corp. *	285,259	1,346,422
Chevron Corp.	584,937	73,859,995
Cimarex Energy Co.	29,115	2,870,739
Concho Resources, Inc. *	57,082	8,325,410
ConocoPhillips	358,327	25,860,460
Continental Resources, Inc. *	25,800	1,647,846
Core Laboratories N.V.	13,300	1,491,196
Devon Energy Corp.	162,382	7,308,814
Diamondback Energy, Inc.	30,800	4,064,060
Energen Corp. *	30,600	2,269,908
EOG Resources, Inc.	177,104	22,835,790
EQT Corp.	77,419	3,846,176
Exxon Mobil Corp.	1,296,141	105,648,453
Halliburton Co.	269,288	11,423,197
Helmerich & Payne, Inc.	33,892	2,079,274
Hess Corp.	80,523	5,284,724
HollyFrontier Corp.	55,100	4,109,358
Kinder Morgan, Inc.	569,917	10,133,124
Marathon Oil Corp.	259,896	5,489,003
Marathon Petroleum Corp.	141,490	11,436,637
Murphy Oil Corp.	49,944	1,661,137
National Oilwell Varco, Inc.	115,626	5,621,736
Newfield Exploration Co. *	63,666	1,828,488
Noble Energy, Inc.	147,622	5,327,678
Occidental Petroleum Corp.	234,916	19,716,500
ONEOK, Inc.	125,545	8,843,390
Parsley Energy, Inc., Class A *	79,100	2,486,113
Patterson-UTI Energy, Inc.	68,523	1,178,596
PBF Energy, Inc., Class A	34,400	1,606,480
PDC Energy, Inc. *	20,659	1,301,104
Peabody Energy Corp.	29,400	1,249,206
Phillips 66	128,500	15,849,190
Pioneer Natural Resources Co.	52,111	9,863,049
Range Resources Corp.	73,628	1,136,080
RPC, Inc.	17,600	260,480
Schlumberger Ltd.	424,805	28,682,834
Targa Resources Corp.	66,100	3,375,727
TechnipFMC plc	132,968	4,328,108
The Williams Cos., Inc.	256,621	7,634,475
Transocean Ltd. *	129,100	1,661,517
Valero Energy Corp.	133,462	15,795,228

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Weatherford International plc *	305,300	1,034,967
WPX Energy, Inc. *	127,400	2,391,298
		492,434,882

Food & Staples Retailing 1.3%
Casey’s General Stores, Inc.	10,600	1,159,428
Costco Wholesale Corp.	134,159	29,341,915
Sysco Corp.	147,730	9,928,933
The Kroger Co.	249,426	7,233,354
U.S. Foods Holding Corp. *	41,100	1,389,591
Walgreens Boots Alliance, Inc.	261,869	17,707,582
Walmart, Inc.	443,206	39,547,271
		106,308,074

Food, Beverage & Tobacco 3.7%
Altria Group, Inc.	579,605	34,011,222
Archer-Daniels-Midland Co.	171,805	8,291,309
Brown-Forman Corp., Class B	81,050	4,313,481
Bunge Ltd.	42,592	2,944,385
Campbell Soup Co.	56,658	2,317,312
ConAgra Brands, Inc.	121,497	4,460,155
Constellation Brands, Inc., Class A	51,532	10,833,572
Flowers Foods, Inc.	56,925	1,161,270
General Mills, Inc.	182,002	8,383,012
Hormel Foods Corp.	81,188	2,920,332
Ingredion, Inc.	21,800	2,208,340
Kellogg Co.	75,931	5,393,379
Keurig Dr Pepper, Inc.	55,420	1,330,634
Lamb Weston Holdings, Inc.	45,365	3,187,799
McCormick & Co., Inc. — Non Voting Shares	36,354	4,273,049
Molson Coors Brewing Co., Class B	58,272	3,904,224
Mondelez International, Inc., Class A	451,735	19,596,264
Monster Beverage Corp. *	127,600	7,658,552
National Beverage Corp. *	3,200	337,632
PepsiCo, Inc.	434,046	49,915,290
Philip Morris International, Inc.	476,265	41,101,670
Pilgrim’s Pride Corp. *	15,000	267,300
Pinnacle Foods, Inc.	37,500	2,490,750
Post Holdings, Inc. *	21,300	1,843,728
Seaboard Corp.	105	381,990
The Coca-Cola Co.	1,172,042	54,652,319
The Hain Celestial Group, Inc. *	30,700	873,108
The Hershey Co.	42,564	4,180,211
The JM Smucker Co.	33,501	3,722,631
The Kraft Heinz Co.	183,500	11,055,875
Tyson Foods, Inc., Class A	91,959	5,301,436
		303,312,231

Health Care Equipment & Services 6.1%
Abbott Laboratories	536,501	35,162,276
ABIOMED, Inc. *	13,100	4,644,343
Aetna, Inc.	100,234	18,883,083
Align Technology, Inc. *	22,228	7,927,616
AmerisourceBergen Corp.	49,820	4,076,771
Anthem, Inc.	77,857	19,697,821
athenahealth, Inc. *	12,000	1,808,520
Baxter International, Inc.	151,025	10,941,761
Becton, Dickinson & Co.	81,828	20,487,276
Boston Scientific Corp. *	422,507	14,200,460
Cantel Medical Corp.	11,700	1,084,707
Cardinal Health, Inc.	96,410	4,815,680
Centene Corp. *	62,967	8,206,489
Cerner Corp. *	97,404	6,046,840
Chemed Corp.	5,000	1,580,150
Cigna Corp.	75,015	13,459,191
Security	Number of Shares	Value ($)
CVS Health Corp.	311,707	20,217,316
Danaher Corp.	188,570	19,343,511
DaVita, Inc. *	42,850	3,011,498
DENTSPLY SIRONA, Inc.	68,990	3,319,109
DexCom, Inc. *	26,400	2,511,432
Edwards Lifesciences Corp. *	64,284	9,157,256
Encompass Health Corp.	29,162	2,205,522
Envision Healthcare Corp. *	37,400	1,655,324
Express Scripts Holding Co. *	171,750	13,647,255
HCA Healthcare, Inc.	86,258	10,715,831
Henry Schein, Inc. *	47,338	3,759,111
Hill-Rom Holdings, Inc.	20,900	1,968,780
Hologic, Inc. *	82,070	3,521,624
Humana, Inc.	41,995	13,193,989
ICU Medical, Inc. *	4,400	1,261,920
IDEXX Laboratories, Inc. *	27,172	6,655,238
Insulet Corp. *	18,600	1,546,776
Integra LifeSciences Holdings Corp. *	21,700	1,352,561
Intuitive Surgical, Inc. *	34,682	17,625,046
Laboratory Corp. of America Holdings *	31,468	5,517,599
LivaNova plc *	13,200	1,453,716
Masimo Corp. *	15,300	1,521,126
McKesson Corp.	62,070	7,795,992
Medidata Solutions, Inc. *	17,200	1,278,132
MEDNAX, Inc. *	28,208	1,207,020
Medtronic plc	414,622	37,411,343
Molina Healthcare, Inc. *	13,900	1,446,851
Patterson Cos., Inc.	22,600	554,152
Quest Diagnostics, Inc.	41,247	4,443,127
ResMed, Inc.	43,716	4,624,278
STERIS plc	26,100	2,987,667
Stryker Corp.	98,654	16,105,266
Teleflex, Inc.	13,846	3,775,943
The Cooper Cos., Inc.	15,100	3,933,550
UnitedHealth Group, Inc.	294,726	74,630,518
Universal Health Services, Inc., Class B	26,874	3,281,315
Varian Medical Systems, Inc. *	28,171	3,252,342
Veeva Systems, Inc., Class A *	37,000	2,798,310
WellCare Health Plans, Inc. *	13,400	3,583,428
West Pharmaceutical Services, Inc.	22,500	2,467,125
Zimmer Biomet Holdings, Inc.	62,612	7,859,058
		501,619,941

Household & Personal Products 1.4%
Church & Dwight Co., Inc.	74,488	4,163,879
Colgate-Palmolive Co.	268,542	17,994,999
Coty, Inc., Class A	142,141	1,906,111
Energizer Holdings, Inc.	18,100	1,152,608
Herbalife Nutrition Ltd. *	34,800	1,796,724
Kimberly-Clark Corp.	107,708	12,263,633
Nu Skin Enterprises, Inc., Class A	17,200	1,253,020
Spectrum Brands Holdings, Inc. *	12,956	1,131,966
The Clorox Co.	40,425	5,464,247
The Estee Lauder Cos., Inc., Class A	69,070	9,320,306
The Procter & Gamble Co.	769,263	62,217,992
		118,665,485

Insurance 2.6%
Aflac, Inc.	236,460	11,004,848
Alleghany Corp.	4,586	2,885,832
American Financial Group, Inc.	21,805	2,457,205
American International Group, Inc.	273,423	15,095,684
Aon plc	75,029	10,770,413
Arch Capital Group Ltd. *	124,200	3,795,552
Arthur J. Gallagher & Co.	57,220	4,082,647
Assurant, Inc.	15,992	1,763,918
Assured Guaranty Ltd.	35,300	1,373,876

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Athene Holding Ltd., Class A *	38,400	1,761,408
Axis Capital Holdings Ltd.	25,662	1,451,443
Brighthouse Financial, Inc. *	36,676	1,592,839
Brown & Brown, Inc.	68,852	2,014,609
Chubb Ltd.	142,026	19,843,873
Cincinnati Financial Corp.	45,717	3,457,577
CNA Financial Corp.	9,150	428,037
CNO Financial Group, Inc.	51,200	1,041,920
Erie Indemnity Co., Class A	6,285	780,848
Everest Re Group Ltd.	12,720	2,777,412
Fidelity National Financial, Inc.	84,969	3,441,244
First American Financial Corp.	33,794	1,892,464
Lincoln National Corp.	66,159	4,505,428
Loews Corp.	79,158	4,019,643
Markel Corp. *	4,247	4,968,990
Marsh & McLennan Cos., Inc.	155,420	12,955,811
MetLife, Inc.	311,380	14,242,521
Old Republic International Corp.	78,109	1,664,503
Primerica, Inc.	13,600	1,561,280
Principal Financial Group, Inc.	81,230	4,717,838
Prudential Financial, Inc.	129,538	13,071,680
Reinsurance Group of America, Inc.	19,510	2,760,665
RenaissanceRe Holdings Ltd.	12,107	1,596,308
The Allstate Corp.	107,098	10,187,162
The Hanover Insurance Group, Inc.	12,700	1,592,834
The Hartford Financial Services Group, Inc.	110,941	5,846,591
The Progressive Corp.	176,563	10,595,546
The Travelers Cos., Inc.	82,538	10,741,495
Torchmark Corp.	33,597	2,958,888
Unum Group	69,546	2,763,063
W. R. Berkley Corp.	28,925	2,192,804
Willis Towers Watson plc	40,066	6,387,322
XL Group Ltd.	79,667	4,479,675
		217,523,696

Materials 2.9%
Air Products & Chemicals, Inc.	67,664	11,108,399
Albemarle Corp.	34,103	3,212,503
Alcoa Corp. *	51,980	2,249,175
AptarGroup, Inc.	18,200	1,864,226
Ashland Global Holdings, Inc.	20,300	1,666,833
Avery Dennison Corp.	26,560	3,045,901
Axalta Coating Systems Ltd. *	65,300	1,975,325
Ball Corp.	107,352	4,183,507
Bemis Co., Inc.	28,149	1,292,321
Berry Global Group, Inc. *	40,400	1,973,540
Cabot Corp.	17,839	1,179,158
Celanese Corp., Series A	42,243	4,989,321
CF Industries Holdings, Inc.	70,560	3,134,275
Crown Holdings, Inc. *	42,675	1,931,897
DowDuPont, Inc.	710,241	48,843,274
Eagle Materials, Inc.	14,650	1,455,478
Eastman Chemical Co.	44,762	4,638,238
Ecolab, Inc.	79,992	11,254,874
FMC Corp.	41,104	3,694,428
Freeport-McMoRan, Inc.	415,857	6,861,640
Graphic Packaging Holding Co.	93,400	1,357,102
Huntsman Corp.	61,800	2,072,154
International Flavors & Fragrances, Inc.	24,408	3,240,406
International Paper Co.	126,807	6,813,340
Louisiana-Pacific Corp.	45,300	1,219,476
LyondellBasell Industries N.V., Class A	97,863	10,842,242
Martin Marietta Materials, Inc.	19,524	3,893,476
NewMarket Corp.	2,800	1,146,432
Newmont Mining Corp.	162,928	5,976,199
Nucor Corp.	96,876	6,483,911
Olin Corp.	48,800	1,440,088
Owens-Illinois, Inc. *	53,700	1,003,116
Security	Number of Shares	Value ($)
Packaging Corp. of America	29,030	3,277,487
PPG Industries, Inc.	77,212	8,544,280
Praxair, Inc.	88,328	14,794,940
Reliance Steel & Aluminum Co.	21,222	1,914,224
Royal Gold, Inc.	20,400	1,726,044
RPM International, Inc.	41,400	2,664,918
Sealed Air Corp.	50,002	2,203,588
Sonoco Products Co.	30,870	1,723,163
Steel Dynamics, Inc.	71,200	3,352,808
The Chemours Co.	55,300	2,533,293
The Mosaic Co.	104,766	3,154,504
The Scotts Miracle-Gro Co.	11,368	902,960
The Sherwin-Williams Co.	25,265	11,135,043
United States Steel Corp.	54,100	1,970,863
Valvoline, Inc.	55,730	1,258,941
Vulcan Materials Co.	40,825	4,572,400
W.R. Grace & Co.	21,500	1,587,990
Westlake Chemical Corp.	10,700	1,147,254
WestRock Co.	77,542	4,495,885
		239,002,840

Media 2.4%
Altice USA, Inc., Class A	35,800	613,254
Cable One, Inc.	1,400	1,013,404
CBS Corp., Class B — Non Voting Shares	104,468	5,502,330
Charter Communications, Inc., Class A *	57,088	17,387,863
Cinemark Holdings, Inc.	34,600	1,242,832
Comcast Corp., Class A	1,406,255	50,315,804
Discovery, Inc., Class A *(a)	46,200	1,227,996
Discovery, Inc., Class C *	106,604	2,617,128
DISH Network Corp., Class A *	72,472	2,287,216
GCI Liberty, Inc., Class A *	30,808	1,482,173
Liberty Broadband Corp., Class C *	47,600	3,782,772
Liberty Global plc, Class A *	70,141	1,980,081
Liberty Global plc, Class C *	179,872	4,881,726
Liberty Media Corp. — Liberty Formula One, Class C *	61,800	2,178,450
Liberty Media Corp. — Liberty SiriusXM, Class A *	24,146	1,138,243
Liberty Media Corp. — Liberty SiriusXM, Class C *	52,300	2,470,129
Lions Gate Entertainment Corp., Class B	32,300	738,701
Live Nation Entertainment, Inc. *	42,800	2,109,184
News Corp., Class A	118,782	1,790,045
Nexstar Media Group, Inc., Class A	13,600	1,012,520
Omnicom Group, Inc.	69,688	4,796,625
Sirius XM Holdings, Inc. (a)	433,100	3,040,362
The Interpublic Group of Cos., Inc.	120,464	2,716,463
The Madison Square Garden Co., Class A *	5,041	1,573,699
The Walt Disney Co.	456,340	51,821,970
Tribune Media Co., Class A	24,000	812,400
Twenty-First Century Fox, Inc., Class A	327,366	14,731,470
Twenty-First Century Fox, Inc., Class B	129,572	5,755,588
Viacom, Inc., Class B	106,546	3,095,161
		194,115,589

Pharmaceuticals, Biotechnology & Life Sciences 7.7%
AbbVie, Inc.	464,075	42,801,637
Agilent Technologies, Inc.	99,131	6,546,611
Akorn, Inc. *	24,100	446,332
Alexion Pharmaceuticals, Inc. *	68,104	9,055,108
Alkermes plc *	47,300	2,074,105
Allergan plc	103,877	19,122,717
Alnylam Pharmaceuticals, Inc. *	26,400	2,508,000
Amgen, Inc.	203,794	40,055,711
Bio-Rad Laboratories, Inc., Class A *	6,100	1,870,565
Bio-Techne Corp.	11,463	1,841,416

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Biogen, Inc. *	64,699	21,633,405
BioMarin Pharmaceutical, Inc. *	53,900	5,420,184
Bluebird Bio, Inc. *	15,300	2,369,970
Bristol-Myers Squibb Co.	500,639	29,412,541
Bruker Corp.	33,900	1,098,360
Catalent, Inc. *	39,000	1,626,300
Celgene Corp. *	216,740	19,526,107
Charles River Laboratories International, Inc. *	14,400	1,789,920
Eli Lilly & Co.	293,504	29,001,130
Exact Sciences Corp. *	38,800	2,267,860
Exelixis, Inc. *	86,500	1,790,550
FibroGen, Inc. *	22,900	1,444,990
Gilead Sciences, Inc.	400,464	31,168,113
Illumina, Inc. *	45,000	14,596,200
Incyte Corp. *	53,300	3,546,582
Ionis Pharmaceuticals, Inc. *	37,900	1,655,472
IQVIA Holdings, Inc. *	49,546	6,041,639
Jazz Pharmaceuticals plc *	18,300	3,167,364
Johnson & Johnson	821,325	108,841,989
Merck & Co., Inc.	824,518	54,311,001
Mettler-Toledo International, Inc. *	7,653	4,534,479
Mylan N.V. *	158,300	5,906,173
Nektar Therapeutics *	49,100	2,582,660
Neurocrine Biosciences, Inc. *	28,300	2,843,867
PerkinElmer, Inc.	34,400	2,723,792
Perrigo Co., plc	40,500	3,261,060
Pfizer, Inc.	1,791,807	71,546,854
PRA Health Sciences, Inc. *	16,300	1,713,782
Regeneron Pharmaceuticals, Inc. *	23,900	8,795,439
Sage Therapeutics, Inc. *	13,900	2,006,048
Sarepta Therapeutics, Inc. *	18,200	2,115,568
Seattle Genetics, Inc. *	32,100	2,259,840
Syneos Health, Inc. *	15,700	773,617
Thermo Fisher Scientific, Inc.	123,098	28,870,174
United Therapeutics Corp. *	13,000	1,597,830
Vertex Pharmaceuticals, Inc. *	77,612	13,585,981
Waters Corp. *	24,100	4,754,207
Zoetis, Inc.	148,273	12,822,649
		639,725,899

Real Estate 3.4%
Alexandria Real Estate Equities, Inc.	31,700	4,039,848
American Campus Communities, Inc.	40,600	1,674,750
American Homes 4 Rent, Class A	81,200	1,797,768
American Tower Corp.	135,189	20,040,417
Apartment Investment & Management Co., Class A	49,418	2,107,678
Apple Hospitality REIT, Inc.	64,300	1,156,757
AvalonBay Communities, Inc.	41,849	7,400,996
Boston Properties, Inc.	47,905	6,013,515
Brixmor Property Group, Inc.	91,600	1,620,404
Camden Property Trust	28,764	2,663,259
CBRE Group, Inc., Class A *	95,311	4,746,488
Colony Capital, Inc.	142,200	875,952
CoreSite Realty Corp.	10,300	1,154,630
Cousins Properties, Inc.	132,400	1,233,968
Crown Castle International Corp.	127,427	14,122,734
CubeSmart	54,500	1,654,620
CyrusOne, Inc.	29,700	1,839,024
DCT Industrial Trust, Inc.	27,600	1,845,612
Digital Realty Trust, Inc.	63,907	7,759,588
Douglas Emmett, Inc.	47,600	1,848,784
Duke Realty Corp.	110,237	3,210,101
EPR Properties	20,500	1,363,045
Equinix, Inc.	24,162	10,613,883
Equity Commonwealth *	40,300	1,299,272
Equity LifeStyle Properties, Inc.	26,900	2,447,631
Security	Number of Shares	Value ($)
Equity Residential	111,372	7,287,070
Essex Property Trust, Inc.	20,229	4,864,063
Extra Space Storage, Inc.	38,900	3,655,433
Federal Realty Investment Trust	21,596	2,710,298
First Industrial Realty Trust, Inc.	37,400	1,217,370
Forest City Realty Trust, Inc., Class A	85,300	2,129,941
Gaming & Leisure Properties, Inc.	59,100	2,146,512
GGP, Inc.	193,400	4,123,288
Gramercy Property Trust	46,833	1,282,756
HCP, Inc.	144,480	3,742,032
Healthcare Realty Trust, Inc.	37,600	1,117,096
Healthcare Trust of America, Inc., Class A	60,500	1,652,860
Highwoods Properties, Inc.	31,600	1,551,876
Hospitality Properties Trust	52,081	1,472,330
Host Hotels & Resorts, Inc.	226,239	4,737,445
Hudson Pacific Properties, Inc.	49,012	1,679,151
Invitation Homes, Inc.	83,700	1,934,307
Iron Mountain, Inc.	84,366	2,962,090
JBG SMITH Properties	27,167	991,596
Jones Lang LaSalle, Inc.	13,500	2,308,635
Kilroy Realty Corp.	30,700	2,239,565
Kimco Realty Corp.	126,531	2,111,802
Lamar Advertising Co., Class A	26,170	1,926,897
Liberty Property Trust	46,304	1,984,589
Life Storage, Inc.	14,900	1,429,804
Medical Properties Trust, Inc.	116,000	1,671,560
Mid-America Apartment Communities, Inc.	35,970	3,625,057
National Retail Properties, Inc.	47,900	2,136,819
Omega Healthcare Investors, Inc.	63,500	1,885,315
Paramount Group, Inc.	65,000	1,003,600
Park Hotels & Resorts, Inc.	61,318	1,918,027
Prologis, Inc.	162,080	10,635,690
Public Storage	45,909	10,000,357
Rayonier, Inc.	37,700	1,319,877
Realogy Holdings Corp.	40,200	879,174
Realty Income Corp.	86,400	4,818,528
Regency Centers Corp.	44,442	2,827,844
RLJ Lodging Trust	51,500	1,163,385
Ryman Hospitality Properties, Inc.	15,500	1,317,655
SBA Communications Corp. *	35,900	5,681,175
Senior Housing Properties Trust	72,168	1,287,477
Simon Property Group, Inc.	94,250	16,607,792
SL Green Realty Corp.	27,651	2,851,095
Spirit MTA REIT *	15,700	156,843
Spirit Realty Capital, Inc.	136,200	1,139,994
STORE Capital Corp.	50,900	1,397,205
Sun Communities, Inc.	24,900	2,414,304
Sunstone Hotel Investors, Inc.	64,700	1,052,669
Taubman Centers, Inc.	19,800	1,228,590
The Howard Hughes Corp. *	11,500	1,558,825
The Macerich Co.	33,315	1,967,584
UDR, Inc.	85,262	3,280,882
Ventas, Inc.	110,029	6,203,435
VEREIT, Inc.	298,200	2,275,266
Vornado Realty Trust	54,334	3,907,701
Weingarten Realty Investors	38,102	1,151,442
Welltower, Inc.	114,521	7,169,015
Weyerhaeuser Co.	232,826	7,957,993
WP Carey, Inc.	33,900	2,216,382
		284,498,087

Retailing 6.4%
Advance Auto Parts, Inc.	22,622	3,194,905
Amazon.com, Inc. *	123,291	219,142,355
AutoNation, Inc. *	17,606	854,419
AutoZone, Inc. *	8,347	5,889,059
Best Buy Co., Inc.	74,981	5,625,824
Booking Holdings, Inc. *	14,746	29,915,505

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Burlington Stores, Inc. *	20,153	3,079,580
CarMax, Inc. *	55,293	4,129,281
Dollar General Corp.	77,590	7,615,459
Dollar Tree, Inc. *	73,418	6,701,595
Expedia Group, Inc.	36,404	4,872,311
Five Below, Inc. *	17,000	1,651,720
Floor & Decor Holdings, Inc., Class A *	13,500	644,625
Foot Locker, Inc.	34,809	1,699,027
Genuine Parts Co.	45,830	4,459,717
Kohl’s Corp.	51,165	3,779,559
L Brands, Inc.	74,623	2,363,310
LKQ Corp. *	94,600	3,170,992
Lowe’s Cos., Inc.	251,836	25,017,388
Macy’s, Inc.	93,676	3,721,747
Netflix, Inc. *	133,100	44,914,595
Nordstrom, Inc.	35,597	1,865,639
O'Reilly Automotive, Inc. *	25,054	7,666,524
Penske Automotive Group, Inc.	12,700	662,940
Pool Corp.	11,800	1,808,350
Qurate Retail, Inc. *	132,557	2,822,139
Ross Stores, Inc.	116,430	10,179,475
Target Corp.	163,923	13,225,308
The Gap, Inc.	68,455	2,065,287
The Home Depot, Inc.	352,735	69,672,217
The Michaels Cos., Inc. *	37,094	757,089
The TJX Cos., Inc.	194,308	18,898,396
Tiffany & Co.	30,698	4,222,817
Tractor Supply Co.	38,300	2,988,932
TripAdvisor, Inc. *	33,400	1,936,866
Ulta Salon, Cosmetics & Fragrance, Inc. *	17,832	4,357,963
Urban Outfitters, Inc. *	24,600	1,092,240
Wayfair, Inc., Class A *	12,500	1,360,250
Williams-Sonoma, Inc.	25,300	1,479,797
		529,505,202

Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc. *	249,700	4,577,001
Analog Devices, Inc.	113,653	10,926,599
Applied Materials, Inc.	309,449	15,048,505
Broadcom, Inc.	123,070	27,293,234
Cypress Semiconductor Corp.	105,500	1,878,955
Entegris, Inc.	43,200	1,518,480
First Solar, Inc. *	24,700	1,293,045
Integrated Device Technology, Inc. *	38,100	1,311,783
Intel Corp.	1,426,012	68,591,177
KLA-Tencor Corp.	47,638	5,593,654
Lam Research Corp.	50,419	9,611,878
Marvell Technology Group Ltd.	176,574	3,762,792
Maxim Integrated Products, Inc.	85,200	5,209,128
Microchip Technology, Inc.	72,448	6,768,817
Micron Technology, Inc. *	355,259	18,754,123
MKS Instruments, Inc.	16,800	1,584,240
Monolithic Power Systems, Inc.	12,334	1,636,475
NVIDIA Corp.	185,899	45,519,229
ON Semiconductor Corp. *	133,300	2,939,265
Qorvo, Inc. *	38,200	3,123,232
QUALCOMM, Inc.	454,545	29,131,789
Silicon Laboratories, Inc. *	14,000	1,333,500
Skyworks Solutions, Inc.	55,200	5,220,816
Teradyne, Inc.	62,600	2,707,450
Texas Instruments, Inc.	299,497	33,340,006
Universal Display Corp.	12,500	1,203,750
Versum Materials, Inc.	32,300	1,245,165
Xilinx, Inc.	78,605	5,665,062
		316,789,150

Security	Number of Shares	Value ($)
Software & Services 15.5%
2U, Inc. *	17,400	1,316,484
Accenture plc, Class A	196,480	31,305,158
Activision Blizzard, Inc.	232,238	17,050,914
Adobe Systems, Inc. *	150,522	36,829,723
Akamai Technologies, Inc. *	53,209	4,004,509
Alliance Data Systems Corp.	14,871	3,344,191
Alphabet, Inc., Class A *	91,474	112,258,722
Alphabet, Inc., Class C *	93,032	113,244,132
Amdocs Ltd.	43,600	2,946,488
ANSYS, Inc. *	25,800	4,357,104
Aspen Technology, Inc. *	21,900	2,097,801
Autodesk, Inc. *	66,472	8,537,664
Automatic Data Processing, Inc.	134,805	18,197,327
Black Knight, Inc. *	43,026	2,222,293
Blackbaud, Inc.	14,300	1,427,283
Booz Allen Hamilton Holding Corp.	45,300	2,141,331
Broadridge Financial Solutions, Inc.	36,400	4,112,472
CA, Inc.	95,681	4,230,057
Cadence Design Systems, Inc. *	85,787	3,782,349
CDK Global, Inc.	37,500	2,341,875
Citrix Systems, Inc. *	39,500	4,343,815
Cognizant Technology Solutions Corp., Class A	179,832	14,656,308
CoreLogic, Inc. *	25,100	1,222,370
Dell Technologies, Inc., Class V *	61,500	5,689,980
DXC Technology Co.	86,704	7,347,297
eBay, Inc. *	283,187	9,472,605
Electronic Arts, Inc. *	94,231	12,132,241
EPAM Systems, Inc. *	15,500	2,018,255
Euronet Worldwide, Inc. *	16,485	1,515,631
Facebook, Inc., Class A *	734,352	126,734,468
Fair Isaac Corp. *	9,300	1,873,578
Fidelity National Information Services, Inc.	101,022	10,418,399
First Data Corp., Class A *	137,412	3,196,203
Fiserv, Inc. *	125,120	9,444,058
FleetCor Technologies, Inc. *	28,049	6,086,633
Fortinet, Inc. *	44,600	2,805,786
Gartner, Inc. *	28,000	3,792,040
Genpact Ltd.	44,550	1,353,429
Global Payments, Inc.	48,699	5,482,046
GoDaddy, Inc., Class A *	47,015	3,461,244
GrubHub, Inc. *	28,400	3,461,676
Guidewire Software, Inc. *	24,400	2,103,280
IAC/InterActiveCorp *	24,130	3,553,143
International Business Machines Corp.	261,388	37,882,963
Intuit, Inc.	75,082	15,334,748
j2 Global, Inc.	15,800	1,340,472
Jack Henry & Associates, Inc.	24,200	3,259,740
Leidos Holdings, Inc.	43,681	2,988,654
LogMeIn, Inc.	16,000	1,296,800
Manhattan Associates, Inc. *	19,200	923,904
MasterCard, Inc., Class A	281,129	55,663,542
MAXIMUS, Inc.	20,400	1,322,124
Microsoft Corp.	2,353,844	249,695,772
Nuance Communications, Inc. *	79,700	1,177,169
Nutanix, Inc., Class A *	20,000	977,800
Oracle Corp.	912,959	43,529,885
Paychex, Inc.	98,328	6,786,599
Paycom Software, Inc. *	14,900	1,583,125
PayPal Holdings, Inc. *	341,270	28,031,918
Pegasystems, Inc.	12,300	683,880
Perspecta, Inc.	44,302	961,353
Proofpoint, Inc. *	15,000	1,710,750
PTC, Inc. *	35,000	3,216,850
RealPage, Inc. *	19,500	1,074,450
Red Hat, Inc. *	54,383	7,680,511
Sabre Corp.	77,500	1,908,050

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
salesforce.com, Inc. *	215,840	29,602,456
ServiceNow, Inc. *	54,100	9,519,436
Snap, Inc., Class A *(a)	81,700	1,021,250
Splunk, Inc. *	44,400	4,266,840
Square, Inc., Class A *	88,800	5,740,920
SS&C Technologies Holdings, Inc.	62,600	3,322,182
Symantec Corp.	189,489	3,831,468
Synopsys, Inc. *	45,500	4,069,065
Tableau Software, Inc., Class A *	20,800	2,143,856
Take-Two Interactive Software, Inc. *	34,900	3,944,398
Teradata Corp. *	35,844	1,372,467
The Ultimate Software Group, Inc. *	8,900	2,464,321
The Western Union Co.	141,559	2,853,829
Total System Services, Inc.	50,700	4,641,078
Twitter, Inc. *	198,700	6,332,569
Tyler Technologies, Inc. *	10,900	2,452,391
VeriSign, Inc. *	29,305	4,255,965
Visa, Inc., Class A	548,100	74,947,194
VMware, Inc., Class A *	21,400	3,094,226
WEX, Inc. *	12,200	2,315,804
Workday, Inc., Class A *	44,570	5,527,571
Worldpay, Inc., Class A *	91,300	7,503,947
Yelp, Inc. *	23,500	866,680
Zendesk, Inc. *	32,700	1,781,169
Zillow Group, Inc., Class C *	35,100	1,955,070
		1,276,769,573

Technology Hardware & Equipment 5.7%
Amphenol Corp., Class A	92,240	8,625,362
Apple, Inc.	1,506,416	286,655,901
Arista Networks, Inc. *	14,600	3,733,658
ARRIS International plc *	55,100	1,391,826
Arrow Electronics, Inc. *	26,800	2,032,512
Avnet, Inc.	34,946	1,532,382
CDW Corp.	47,000	3,952,230
Cisco Systems, Inc.	1,441,015	60,940,524
Cognex Corp.	53,400	2,818,452
Coherent, Inc. *	7,300	1,153,838
CommScope Holding Co., Inc. *	59,700	1,916,967
Corning, Inc.	256,563	8,512,760
Dolby Laboratories, Inc., Class A	19,800	1,276,110
F5 Networks, Inc. *	18,873	3,234,455
FLIR Systems, Inc.	40,600	2,379,160
Hewlett Packard Enterprise Co.	469,031	7,241,839
HP, Inc.	499,968	11,539,261
IPG Photonics Corp. *	11,900	1,952,076
Jabil, Inc.	50,700	1,428,219
Juniper Networks, Inc.	106,394	2,802,418
Keysight Technologies, Inc. *	58,300	3,381,400
Littelfuse, Inc.	7,700	1,669,514
Motorola Solutions, Inc.	49,912	6,054,326
National Instruments Corp.	31,200	1,366,872
NCR Corp. *	35,344	986,805
NetApp, Inc.	82,700	6,410,904
Palo Alto Networks, Inc. *	28,200	5,590,932
Seagate Technology plc	88,237	4,643,031
SYNNEX Corp.	9,300	897,171
TE Connectivity Ltd.	106,900	10,002,633
Tech Data Corp. *	11,000	917,510
Trimble, Inc. *	74,000	2,612,200
Ubiquiti Networks, Inc. *	5,700	470,706
ViaSat, Inc. *	18,500	1,301,290
Western Digital Corp.	91,093	6,390,174
Xerox Corp.	66,861	1,736,380
Zebra Technologies Corp., Class A *	16,500	2,275,845
		471,827,643

Security	Number of Shares	Value ($)
Telecommunication Services 1.8%
AT&T, Inc.	2,222,302	71,046,995
CenturyLink, Inc.	296,111	5,558,003
Sprint Corp. *	225,000	1,221,750
T-Mobile US, Inc. *	90,900	5,454,000
Verizon Communications, Inc.	1,265,095	65,329,506
Zayo Group Holdings, Inc. *	58,700	2,177,183
		150,787,437

Transportation 2.2%
Alaska Air Group, Inc.	38,800	2,437,804
AMERCO	2,000	754,160
American Airlines Group, Inc.	128,860	5,095,124
C.H. Robinson Worldwide, Inc.	43,348	3,997,986
CSX Corp.	268,081	18,947,965
Delta Air Lines, Inc.	196,630	10,700,605
Expeditors International of Washington, Inc.	52,998	4,036,858
FedEx Corp.	75,263	18,504,914
Genesee & Wyoming, Inc., Class A *	18,600	1,599,600
JB Hunt Transport Services, Inc.	26,491	3,176,271
JetBlue Airways Corp. *	95,500	1,719,000
Kansas City Southern	31,600	3,674,132
Kirby Corp. *	15,900	1,326,855
Knight-Swift Transportation Holdings, Inc.	37,400	1,217,370
Landstar System, Inc.	12,240	1,360,476
Macquarie Infrastructure Corp.	23,100	1,048,971
Norfolk Southern Corp.	86,586	14,633,034
Old Dominion Freight Line, Inc.	21,200	3,112,160
Ryder System, Inc.	16,964	1,328,281
Southwest Airlines Co.	164,017	9,539,229
Union Pacific Corp.	237,424	35,587,483
United Continental Holdings, Inc. *	71,848	5,776,579
United Parcel Service, Inc., Class B	211,035	25,300,986
XPO Logistics, Inc. *	31,250	3,116,250
		177,992,093

Utilities 2.9%
AES Corp.	196,502	2,625,267
ALLETE, Inc.	14,900	1,155,197
Alliant Energy Corp.	74,800	3,214,156
Ameren Corp.	75,685	4,697,011
American Electric Power Co., Inc.	153,071	10,889,471
American Water Works Co., Inc.	54,500	4,809,625
Aqua America, Inc.	54,117	1,999,082
Atmos Energy Corp.	33,918	3,116,047
Avangrid, Inc.	15,500	775,930
CenterPoint Energy, Inc.	133,911	3,813,785
CMS Energy Corp.	85,733	4,144,333
Consolidated Edison, Inc.	95,223	7,515,951
Dominion Energy, Inc.	199,717	14,321,706
DTE Energy Co.	55,897	6,067,060
Duke Energy Corp.	213,295	17,409,138
Edison International	99,454	6,626,620
Entergy Corp.	55,262	4,491,695
Evergy, Inc.	84,077	4,715,879
Eversource Energy	95,112	5,775,201
Exelon Corp.	294,119	12,500,058
FirstEnergy Corp.	138,791	4,917,365
Hawaiian Electric Industries, Inc.	31,000	1,090,270
IDACORP, Inc.	16,910	1,593,598
MDU Resources Group, Inc.	58,317	1,691,193
National Fuel Gas Co.	28,047	1,506,124
NextEra Energy, Inc.	144,208	24,160,608
NiSource, Inc.	103,280	2,703,870
NRG Energy, Inc.	94,700	2,999,149

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
OGE Energy Corp.	61,960	2,245,430
ONE Gas, Inc.	16,000	1,232,640
PG&E Corp.	158,237	6,816,850
Pinnacle West Capital Corp.	34,887	2,805,962
Portland General Electric Co.	27,200	1,233,792
PPL Corp.	211,761	6,092,364
Public Service Enterprise Group, Inc.	155,572	8,021,292
SCANA Corp.	44,531	1,780,795
Sempra Energy	80,814	9,341,290
Southwest Gas Holdings, Inc. *	14,200	1,110,440
The Southern Co.	310,418	15,086,315
UGI Corp.	53,472	2,841,502
Vectren Corp.	25,200	1,801,044
Vistra Energy Corp. *	114,500	2,587,700
WEC Energy Group, Inc.	96,477	6,403,179
Xcel Energy, Inc.	156,309	7,324,640
		238,050,624
Total Common Stock
(Cost $2,059,411,297)		8,216,715,119

Other Investment Companies 0.6% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.83% (c)	38,143,237	38,143,237

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 1.83% (c)	14,565,174	14,565,174
Total Other Investment Companies
(Cost $52,708,411)		52,708,411

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/21/18	352	49,580,960	702,581
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $14,486,843.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended July 31, 2018:
	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	375,265	7,800	(18,800)	364,265	$1,871,798	$431,862	$101,794

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$8,216,715,119	$—	$—	$8,216,715,119
Other Investment Companies[1]	52,708,411	—	—	52,708,411
Futures Contracts[2]	702,581	—	—	702,581
Total	$8,270,126,111	$—	$—	$8,270,126,111
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Small-Cap Index Fund®

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	211,950	3,543,804
Cooper Tire & Rubber Co.	95,923	2,738,601
Cooper-Standard Holding, Inc. *	33,819	4,558,801
Dana, Inc.	276,766	5,908,954
Dorman Products, Inc. *	50,100	3,741,468
Fox Factory Holding Corp. *	68,500	3,404,450
Gentherm, Inc. *	68,600	3,107,580
LCI Industries	46,226	4,250,481
Modine Manufacturing Co. *	94,000	1,640,300
Motorcar Parts of America, Inc. *	34,800	751,680
Shiloh Industries, Inc. *	25,500	210,375
Standard Motor Products, Inc.	39,600	1,930,104
Stoneridge, Inc. *	51,100	1,737,400
Superior Industries International, Inc.	47,511	871,827
Tenneco, Inc.	94,828	4,371,571
Tower International, Inc.	37,900	1,224,170
Winnebago Industries, Inc.	57,800	2,306,220
		46,297,786

Banks 12.0%
1st Constitution Bancorp	14,000	311,500
1st Source Corp.	29,203	1,651,722
Access National Corp.	29,724	825,733
ACNB Corp.	12,000	411,600
Allegiance Bancshares, Inc. *	22,000	988,900
American National Bankshares, Inc.	15,700	632,710
Ameris Bancorp	75,471	3,516,949
Ames National Corp.	15,500	487,475
Arrow Financial Corp.	22,687	877,987
Atlantic Capital Bancshares, Inc. *	47,800	853,230
Auburn National Bancorp, Inc.	4,400	213,356
Banc of California, Inc.	81,400	1,628,000
BancFirst Corp.	33,732	2,094,757
BancorpSouth Bank	180,100	5,925,290
Bank of Commerce Holdings	27,300	341,250
Bank of Marin Bancorp	13,000	1,155,050
BankFinancial Corp.	23,600	395,064
Bankwell Financial Group, Inc.	11,900	386,750
Banner Corp.	60,648	3,819,005
Bar Harbor Bankshares	28,257	818,605
Baycom Corp. *	19,200	465,792
BCB Bancorp, Inc.	26,700	397,830
Beneficial Bancorp, Inc.	127,811	2,076,929
Berkshire Hills Bancorp, Inc.	77,000	3,126,200
Blue Hills Bancorp, Inc.	43,900	961,410
BofI Holding, Inc. *	111,839	4,363,958
Boston Private Financial Holdings, Inc.	158,500	2,282,400
Bridge Bancorp, Inc.	31,100	1,113,380
Bridgewater Bancshares, Inc. *	9,700	123,675
Brookline Bancorp, Inc.	147,422	2,683,080
Bryn Mawr Bank Corp.	37,400	1,826,990
Security	Number of Shares	Value ($)
BSB Bancorp, Inc. *	15,267	514,498
Business First Bancshares, Inc.	17,600	454,960
Byline Bancorp, Inc. *	29,000	653,660
C&F Financial Corp.	5,500	343,750
Cadence BanCorp	112,475	3,062,694
Cambridge Bancorp	6,900	620,655
Camden National Corp.	28,950	1,334,595
Capital City Bank Group, Inc.	19,900	481,978
Capitol Federal Financial, Inc.	242,457	3,168,913
Capstar Financial Holdings, Inc.	15,100	270,290
Carolina Financial Corp.	36,500	1,523,875
Cathay General Bancorp	145,153	6,036,913
CB Financial Services, Inc.	8,900	291,920
CBTX, Inc.	35,000	1,308,300
CenterState Bank Corp.	155,905	4,326,364
Central Pacific Financial Corp.	54,000	1,488,240
Central Valley Community Bancorp	22,500	483,525
Century Bancorp, Inc., Class A	5,800	448,630
Charter Financial Corp.	22,859	516,385
Chemical Financial Corp.	133,973	7,609,666
Chemung Financial Corp.	6,100	274,256
Citizens & Northern Corp.	22,100	598,468
City Holding Co.	28,200	2,269,536
Civista Bancshares, Inc.	19,500	482,235
CNB Financial Corp.	27,600	855,876
CoBiz Financial, Inc.	73,478	1,609,168
Codorus Valley Bancorp, Inc.	17,066	532,971
Columbia Banking System, Inc.	136,868	5,602,007
Columbia Financial, Inc. *(a)	93,300	1,566,507
Community Bank System, Inc.	95,008	6,009,256
Community Bankers Trust Corp. *	37,200	353,400
Community Trust Bancorp, Inc.	28,980	1,414,948
ConnectOne Bancorp, Inc.	57,240	1,419,552
County Bancorp, Inc.	10,600	280,264
Customers Bancorp, Inc. *	55,050	1,402,123
CVB Financial Corp.	196,319	4,695,950
Dime Community Bancshares, Inc.	62,100	1,068,120
Eagle Bancorp, Inc. *	60,680	3,279,754
Entegra Financial Corp. *	13,300	387,695
Enterprise Bancorp, Inc.	17,331	658,405
Enterprise Financial Services Corp.	42,900	2,413,125
Equity Bancshares, Inc., Class A *	25,000	1,012,500
Esquire Financial Holdings, Inc. *	11,200	286,048
ESSA Bancorp, Inc.	18,600	292,020
Essent Group Ltd. *	180,798	6,942,643
Evans Bancorp, Inc.	7,900	370,115
Farmers & Merchants Bancorp, Inc. (a)	17,200	802,208
Farmers Capital Bank Corp.	13,815	777,784
Farmers National Banc Corp.	47,500	758,813
FB Financial Corp.	23,900	1,017,184
FCB Financial Holdings, Inc., Class A *	80,295	4,095,045
Federal Agricultural Mortgage Corp., Class C	16,700	1,574,643
Fidelity D&D Bancorp, Inc.	5,200	327,340
Fidelity Southern Corp.	41,648	996,637
Financial Institutions, Inc.	28,800	912,960
First BanCorp *	405,800	3,335,676

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
First Bancorp (North Carolina)	54,488	2,256,893
First Bancorp, Inc.	18,296	558,028
First Bank/Hamilton NJ	31,000	438,650
First Busey Corp.	81,876	2,597,107
First Business Financial Services, Inc.	13,900	330,264
First Choice Bancorp	10,900	312,830
First Commonwealth Financial Corp.	189,629	3,199,041
First Community Bancshares, Inc.	30,500	992,165
First Community Corp.	13,600	336,600
First Connecticut Bancorp, Inc.	27,100	842,810
First Defiance Financial Corp.	37,900	1,218,864
First Financial Bancorp	179,973	5,462,181
First Financial Bankshares, Inc.	122,584	6,938,254
First Financial Corp.	22,600	1,161,640
First Financial Northwest, Inc.	15,100	266,666
First Foundation, Inc. *	62,700	985,644
First Guaranty Bancshares, Inc. (a)	7,920	209,088
First Internet Bancorp	15,200	483,360
First Interstate BancSystem, Inc., Class A	62,071	2,678,364
First Merchants Corp.	92,100	4,347,120
First Mid-Illinois Bancshares, Inc.	22,300	898,913
First Midwest Bancorp, Inc.	192,272	5,127,894
First Northwest Bancorp *	15,400	249,172
First Savings Financial Group, Inc.	3,500	242,375
First United Corp.	12,800	239,360
Flagstar Bancorp, Inc. *	55,803	1,900,092
Flushing Financial Corp.	50,200	1,259,016
Franklin Financial Network, Inc. *	23,864	934,276
FS Bancorp, Inc.	6,000	368,220
Fulton Financial Corp.	324,423	5,628,739
German American Bancorp, Inc.	39,400	1,443,616
Glacier Bancorp, Inc.	160,200	6,840,540
Great Southern Bancorp, Inc.	21,000	1,240,050
Great Western Bancorp, Inc.	111,817	4,679,541
Green Bancorp, Inc.	42,600	1,035,180
Greene County Bancorp, Inc.	6,700	227,130
Guaranty Bancorp	48,320	1,452,016
Guaranty Bancshares, Inc.	15,500	486,080
Hancock Whitney Corp.	160,471	8,063,668
Hanmi Financial Corp.	60,600	1,518,030
HarborOne Bancorp, Inc. *	28,500	522,975
Heartland Financial USA, Inc.	54,800	3,219,500
Heritage Commerce Corp.	75,000	1,142,250
Heritage Financial Corp.	62,945	2,206,222
Hilltop Holdings, Inc.	139,213	2,895,630
Hingham Institution for Savings	2,496	551,791
Home Bancorp, Inc.	14,700	670,173
Home BancShares, Inc.	300,349	6,965,093
HomeStreet, Inc. *	46,422	1,374,091
HomeTrust Bancshares, Inc. *	33,000	960,300
Hope Bancorp, Inc.	246,279	4,132,562
Horizon Bancorp, Inc.	69,775	1,465,973
Howard Bancorp, Inc. *	24,400	392,840
IBERIABANK Corp.	105,895	8,799,874
Impac Mortgage Holdings, Inc. *(a)	17,322	152,780
Independent Bank Corp., Massachusetts	50,800	4,490,720
Independent Bank Corp., Michigan	41,100	1,006,950
Independent Bank Group, Inc.	40,200	2,697,420
International Bancshares Corp.	104,760	4,656,582
Investar Holding Corp.	16,900	452,920
Investors Bancorp, Inc.	473,414	5,927,143
Kearny Financial Corp.	179,615	2,577,475
Lakeland Bancorp, Inc.	84,497	1,639,242
Lakeland Financial Corp.	45,800	2,220,842
LCNB Corp.	18,900	351,540
LegacyTexas Financial Group, Inc.	89,940	3,942,070
LendingTree, Inc. *	14,723	3,515,852
Level One Bancorp, Inc.	3,100	85,250
Live Oak Bancshares, Inc.	47,600	1,354,220
Security	Number of Shares	Value ($)
Luther Burbank Corp.	29,600	322,048
Macatawa Bank Corp.	49,800	611,046
Malvern Bancorp, Inc. *	13,100	324,225
MB Financial, Inc.	157,110	7,611,979
MBT Financial Corp.	36,300	413,820
Mercantile Bank Corp.	30,700	1,090,464
Merchants Bancorp	30,100	737,751
Meridian Bancorp, Inc.	89,944	1,645,975
Meta Financial Group, Inc.	17,400	1,556,430
Metropolitan Bank Holding Corp. *	12,100	594,594
MGIC Investment Corp. *	698,835	8,721,461
Mid Penn Bancorp, Inc. (a)	8,900	291,920
Middlefield Banc Corp.	6,300	319,410
Midland States Bancorp, Inc.	39,500	1,330,360
MidSouth Bancorp, Inc.	26,300	372,145
MidWestOne Financial Group, Inc.	21,300	685,008
MutualFirst Financial, Inc.	10,500	403,200
MVB Financial Corp.	15,900	262,350
National Bank Holdings Corp., Class A	53,700	2,125,446
National Bankshares, Inc.	12,900	609,525
National Commerce Corp. *	27,932	1,217,835
NBT Bancorp, Inc.	79,823	3,212,078
Nicolet Bankshares, Inc. *	16,000	885,600
NMI Holdings, Inc., Class A *	115,900	2,422,310
Northeast Bancorp	12,600	270,270
Northfield Bancorp, Inc.	82,086	1,367,553
Northrim BanCorp, Inc.	12,900	519,870
Northwest Bancshares, Inc.	177,909	3,205,920
Norwood Financial Corp.	12,000	451,200
Oak Valley Bancorp	13,100	287,283
OceanFirst Financial Corp.	88,715	2,587,817
Oconee Federal Financial Corp.	1,600	43,536
Ocwen Financial Corp. *	219,209	872,452
OFG Bancorp	81,500	1,356,975
Ohio Valley Banc Corp.	7,400	361,860
Old Line Bancshares, Inc.	29,400	1,007,832
Old National Bancorp	285,938	5,561,494
Old Second Bancorp, Inc.	52,624	815,672
OP Bancorp *(a)	22,800	287,964
Opus Bank	37,342	1,056,779
Origin Bancorp, Inc.	30,500	1,238,910
Oritani Financial Corp.	73,550	1,176,800
Orrstown Financial Services, Inc.	14,000	368,200
Pacific Mercantile Bancorp *	31,800	311,640
Pacific Premier Bancorp, Inc. *	86,343	3,194,691
Park National Corp.	25,053	2,743,805
Parke Bancorp, Inc.	13,940	328,984
PCSB Financial Corp.	32,100	631,728
Peapack-Gladstone Financial Corp.	34,200	1,124,496
Penns Woods Bancorp, Inc.	8,900	405,840
PennyMac Financial Services, Inc., Class A *	36,800	704,720
People’s Utah Bancorp	28,800	1,046,880
Peoples Bancorp of North Carolina, Inc.	8,250	258,968
Peoples Bancorp, Inc.	33,200	1,202,504
Peoples Financial Services Corp.	12,900	594,690
PHH Corp. *	63,463	689,843
Ponce de Leon Federal Bank *	16,900	256,204
Preferred Bank	26,000	1,618,240
Premier Financial Bancorp, Inc.	22,033	418,847
Provident Bancorp, Inc. *	8,700	238,815
Provident Financial Services, Inc.	115,951	2,961,389
Prudential Bancorp, Inc.	17,200	325,940
QCR Holdings, Inc.	24,462	1,062,874
Radian Group, Inc.	407,033	7,794,682
RBB Bancorp	25,600	772,352
Reliant Bancorp, Inc.	19,000	526,490
Renasant Corp.	89,866	4,015,213
Republic Bancorp, Inc., Class A	18,000	861,660

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Republic First Bancorp, Inc. *	81,400	643,060
Riverview Bancorp, Inc.	37,300	339,430
S&T Bancorp, Inc.	64,381	2,881,694
Sandy Spring Bancorp, Inc.	64,657	2,528,735
SB One Bancorp	13,500	386,775
Seacoast Banking Corp. of Florida *	87,293	2,558,558
Select Bancorp, Inc. *(a)	21,700	282,317
ServisFirst Bancshares, Inc.	86,780	3,666,455
Shore Bancshares, Inc.	23,800	459,816
SI Financial Group, Inc.	24,000	334,800
Sierra Bancorp	26,400	779,856
Simmons First National Corp., Class A	169,604	5,054,199
SmartFinancial, Inc. *	21,400	549,980
South State Corp.	68,496	5,733,115
Southern First Bancshares, Inc. *	13,000	571,350
Southern Missouri Bancorp, Inc.	14,300	566,852
Southern National Bancorp of Virginia, Inc.	38,900	682,306
Southside Bancshares, Inc.	62,231	2,133,901
Spirit of Texas Bancshares, Inc. *	4,100	89,708
State Bank Financial Corp.	70,600	2,220,370
Sterling Bancorp, Inc.	29,800	382,036
Stock Yards Bancorp, Inc.	41,430	1,580,554
Summit Financial Group, Inc.	20,290	519,424
Territorial Bancorp, Inc.	13,500	411,750
The Bancorp, Inc. *	95,100	923,421
The Bank of N.T. Butterfield & Son Ltd.	102,898	5,089,335
The Bank of Princeton *	11,000	373,010
The Community Financial Corp.	9,300	323,361
The First Bancshares, Inc.	23,200	894,360
The First of Long Island Corp.	47,150	1,027,870
Timberland Bancorp, Inc.	12,900	467,238
Tompkins Financial Corp.	27,742	2,376,935
Towne Bank	125,003	4,037,597
TriCo Bancshares	48,026	1,864,369
TriState Capital Holdings, Inc. *	41,900	1,231,860
Triumph Bancorp, Inc. *	44,700	1,714,245
TrustCo Bank Corp.	175,655	1,598,460
Trustmark Corp.	125,677	4,422,574
UMB Financial Corp.	85,624	6,155,509
Union Bankshares Corp.	123,566	5,005,659
Union Bankshares, Inc.	7,500	396,375
United Bankshares, Inc.	191,224	7,065,727
United Community Banks, Inc.	148,232	4,451,407
United Community Financial Corp.	93,600	978,120
United Financial Bancorp, Inc.	95,007	1,663,573
United Security Bancshares	23,200	249,400
Unity Bancorp, Inc.	13,800	336,720
Univest Corp. of Pennsylvania	55,275	1,509,007
Valley National Bancorp	609,470	7,100,325
Veritex Holdings, Inc. *	43,300	1,334,506
Walker & Dunlop, Inc.	52,145	3,090,113
Washington Federal, Inc.	158,791	5,327,438
Washington Trust Bancorp, Inc.	28,500	1,665,825
Waterstone Financial, Inc.	49,257	837,369
WesBanco, Inc.	82,995	4,055,966
West Bancorp, Inc.	28,900	716,720
Westamerica Bancorp	48,300	2,898,966
Western New England Bancorp, Inc.	53,400	579,390
WSFS Financial Corp.	57,400	3,254,580
		507,262,610

Capital Goods 9.8%
AAON, Inc.	77,087	2,910,034
AAR Corp.	60,520	2,869,253
Actuant Corp., Class A	115,570	3,299,523
Advanced Drainage Systems, Inc.	82,815	2,314,679
Aegion Corp. *	59,100	1,464,498
Aerojet Rocketdyne Holdings, Inc. *	132,222	4,455,881
Security	Number of Shares	Value ($)
Aerovironment, Inc. *	39,800	2,929,678
Aircastle Ltd.	90,800	1,882,284
Alamo Group, Inc.	18,300	1,701,900
Albany International Corp., Class A	54,500	3,605,175
Allied Motion Technologies, Inc.	13,474	618,187
Altra Industrial Motion Corp.	54,000	2,370,600
Ameresco, Inc., Class A *	34,800	466,320
American Railcar Industries, Inc.	14,231	648,507
American Woodmark Corp. *	26,500	2,211,425
Apogee Enterprises, Inc.	51,700	2,624,292
Applied Industrial Technologies, Inc.	71,810	5,360,616
Argan, Inc.	27,400	1,052,160
Armstrong Flooring, Inc. *	38,600	504,502
Astec Industries, Inc.	43,595	2,141,822
Astronics Corp. *	39,092	1,603,163
Atkore International Group, Inc. *	73,500	1,739,010
Axon Enterprise, Inc. *	98,818	6,712,707
AZZ, Inc.	48,700	2,639,540
Babcock & Wilcox Enterprises, Inc. *	60,000	129,000
Barnes Group, Inc.	91,940	6,238,129
Beacon Roofing Supply, Inc. *	128,627	5,412,624
Blue Bird Corp. *	27,100	611,105
BlueLinx Holdings, Inc. *	16,600	565,562
BMC Stock Holdings, Inc. *	128,400	2,824,800
Briggs & Stratton Corp.	78,593	1,390,310
Builders FirstSource, Inc. *	213,949	3,836,106
Caesarstone Ltd. (a)	41,000	645,750
CAI International, Inc. *	33,900	778,344
Chart Industries, Inc. *	58,070	4,534,686
CIRCOR International, Inc.	30,400	1,348,240
Columbus McKinnon Corp.	41,000	1,687,560
Comfort Systems USA, Inc.	69,700	3,871,835
Commercial Vehicle Group, Inc. *	60,600	424,806
Continental Building Products, Inc. *	69,644	2,221,644
CSW Industrials, Inc. *	29,500	1,600,375
Cubic Corp.	47,215	3,215,341
DMC Global, Inc.	27,300	1,120,665
Douglas Dynamics, Inc.	42,000	2,062,200
Ducommun, Inc. *	20,600	686,598
DXP Enterprises, Inc. *	29,600	1,223,664
Dycom Industries, Inc. *	57,098	5,090,858
EMCOR Group, Inc.	109,053	8,391,628
Encore Wire Corp.	38,295	1,866,881
Energous Corp. *(a)	43,400	595,448
Energy Recovery, Inc. *(a)	72,000	582,480
EnerSys	79,195	6,499,534
Engility Holdings, Inc. *	34,534	1,194,876
Enphase Energy, Inc. *	161,200	959,140
EnPro Industries, Inc.	38,312	2,926,654
EnviroStar, Inc.	6,500	260,650
ESCO Technologies, Inc.	47,369	2,948,720
Esterline Technologies Corp. *	48,842	4,166,223
Evoqua Water Technologies Corp. *	144,100	3,075,094
Federal Signal Corp.	111,100	2,638,625
Foundation Building Materials, Inc. *	29,100	421,659
Franklin Electric Co., Inc.	86,436	4,274,260
FreightCar America, Inc.	21,600	395,496
FuelCell Energy, Inc. *(a)	151,500	196,950
GATX Corp.	70,800	5,829,672
Gencor Industries, Inc. *	17,250	258,750
Generac Holdings, Inc. *	113,945	6,124,544
General Finance Corp. *	18,000	246,600
Gibraltar Industries, Inc. *	59,800	2,598,310
Global Brass & Copper Holdings, Inc.	41,300	1,360,835
GMS, Inc. *	62,200	1,632,128
Graham Corp.	18,500	492,655
Granite Construction, Inc.	83,285	4,493,226
Great Lakes Dredge & Dock Corp. *	101,000	545,400
Griffon Corp.	53,100	950,490

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
H&E Equipment Services, Inc.	59,400	2,185,326
Harsco Corp. *	152,159	3,857,231
HC2 Holdings, Inc. *	76,800	443,904
Herc Holdings, Inc. *	45,000	2,556,900
Hillenbrand, Inc.	118,108	5,929,022
Hurco Cos., Inc.	11,300	500,590
Hyster-Yale Materials Handling, Inc.	19,354	1,272,719
IES Holdings, Inc. *	17,000	305,150
Infrastructure and Energy Alternatives, Inc. *(a)	32,900	335,580
Insteel Industries, Inc.	34,500	1,418,985
JELD-WEN Holding, Inc. *	132,774	3,643,319
John Bean Technologies Corp.	59,006	6,526,064
Kadant, Inc.	20,300	1,960,980
Kaman Corp.	52,055	3,447,082
KBR, Inc.	265,950	5,313,681
Kennametal, Inc.	154,100	6,003,736
KLX, Inc. *	95,070	6,944,863
Kratos Defense & Security Solutions, Inc. *	165,500	2,138,260
L.B. Foster Co., Class A *	18,200	446,810
Lawson Products, Inc. *	12,800	346,240
Lindsay Corp.	19,966	1,879,599
Lydall, Inc. *	31,500	1,461,600
Manitex International, Inc. *	27,000	327,510
Masonite International Corp. *	51,236	3,496,857
MasTec, Inc. *	122,378	5,696,696
Maxar Technologies Ltd.	106,655	5,222,895
Mercury Systems, Inc. *	87,601	3,655,590
Meritor, Inc. *	159,838	3,292,663
Milacron Holdings Corp. *	129,100	2,691,735
Miller Industries, Inc.	20,000	521,000
Moog, Inc., Class A	60,284	4,521,903
MRC Global, Inc. *	156,578	3,546,492
Mueller Industries, Inc.	106,169	3,515,256
Mueller Water Products, Inc., Class A	288,100	3,558,035
MYR Group, Inc. *	30,100	1,110,389
National Presto Industries, Inc.	9,500	1,184,175
Navistar International Corp. *	92,189	3,970,580
NCI Building Systems, Inc. *	80,600	1,285,570
Nexeo Solutions, Inc. *	60,700	551,156
NN, Inc.	53,817	1,157,066
Northwest Pipe Co. *	19,300	377,508
NOW, Inc. *	201,000	3,004,950
NV5 Global, Inc. *	15,747	1,185,749
Omega Flex, Inc.	5,672	523,412
Orion Group Holdings, Inc. *	50,600	464,002
Park-Ohio Holdings Corp.	17,186	643,616
Patrick Industries, Inc. *	44,800	2,744,000
PGT Innovations, Inc. *	92,200	2,212,800
Plug Power, Inc. *(a)	393,200	786,400
Powell Industries, Inc.	17,100	626,715
Preformed Line Products Co.	6,200	544,360
Primoris Services Corp.	78,200	2,112,182
Proto Labs, Inc. *	51,000	6,357,150
Quanex Building Products Corp.	65,504	1,159,421
Raven Industries, Inc.	67,400	2,615,120
RBC Bearings, Inc. *	44,227	6,429,721
REV Group, Inc.	57,800	992,426
Rexnord Corp. *	196,750	5,949,720
Rush Enterprises, Inc., Class A *	56,887	2,565,035
Rush Enterprises, Inc., Class B *	9,100	409,409
Simpson Manufacturing Co., Inc.	78,211	5,706,275
SiteOne Landscape Supply, Inc. *	75,183	6,703,316
Spartan Motors, Inc.	65,000	958,750
Sparton Corp. *	18,600	277,698
SPX Corp. *	81,900	3,038,490
SPX FLOW, Inc. *	78,500	3,730,320
Standex International Corp.	24,300	2,518,695
Sterling Construction Co., Inc. *	50,600	679,558
Security	Number of Shares	Value ($)
Sun Hydraulics Corp.	53,250	2,772,195
Sunrun, Inc. *	180,533	2,552,737
Systemax, Inc.	22,800	1,019,616
Tennant Co.	33,276	2,707,003
Textainer Group Holdings Ltd. *	52,831	840,013
The Eastern Co.	11,400	336,300
The Gorman-Rupp Co.	33,331	1,261,245
The Greenbrier Cos., Inc.	59,748	3,384,724
The KeyW Holding Corp. *	93,300	827,571
The Manitowoc Co., Inc. *	65,775	1,742,380
Thermon Group Holdings, Inc. *	62,300	1,561,861
Titan International, Inc.	96,900	1,026,171
Titan Machinery, Inc. *	37,100	561,694
TPI Composites, Inc. *	27,000	832,140
Trex Co., Inc. *	111,256	8,649,041
TriMas Corp. *	87,400	2,587,040
Triton International Ltd.	97,300	3,424,960
Triumph Group, Inc.	92,100	1,920,285
Tutor Perini Corp. *	69,730	1,290,005
Twin Disc, Inc. *	17,200	450,812
Universal Forest Products, Inc.	112,486	4,143,984
Vectrus, Inc. *	22,347	701,919
Veritiv Corp. *	21,776	834,021
Vicor Corp. *	32,598	1,876,015
Vivint Solar, Inc. *(a)	63,800	363,660
Wabash National Corp.	107,500	2,128,500
Watts Water Technologies, Inc., Class A	52,111	4,458,096
Wesco Aircraft Holdings, Inc. *	105,300	1,258,335
Willis Lease Finance Corp. *	6,500	202,930
Willscot Corp. *	61,400	1,025,380
Woodward, Inc.	101,035	8,407,122
		414,260,648

Commercial & Professional Services 4.1%
ABM Industries, Inc.	123,409	3,850,361
Acacia Research Corp. *	84,700	321,860
ACCO Brands Corp.	198,085	2,535,488
Advanced Disposal Services, Inc. *	137,421	3,380,557
ASGN, Inc. *	95,339	8,609,112
Barrett Business Services, Inc.	13,600	1,249,568
BG Staffing, Inc.	14,200	373,460
Brady Corp., Class A	88,029	3,367,109
Casella Waste Systems, Inc., Class A *	75,300	2,075,268
CBIZ, Inc. *	97,114	2,136,508
CECO Environmental Corp.	61,252	420,801
Cimpress N.V. *	41,483	6,059,422
CompX International, Inc.	2,900	36,830
Covanta Holding Corp.	223,300	4,019,400
CRA International, Inc.	14,500	784,740
Deluxe Corp.	90,000	5,303,700
Ennis, Inc.	47,000	1,022,250
Essendant, Inc.	71,498	1,189,012
Exponent, Inc.	97,600	4,772,640
Forrester Research, Inc.	18,317	847,161
Franklin Covey Co. *	17,900	457,345
FTI Consulting, Inc. *	70,698	5,582,314
GP Strategies Corp. *	24,376	460,706
Healthcare Services Group, Inc.	139,632	5,621,584
Heidrick & Struggles International, Inc.	35,765	1,462,789
Heritage-Crystal Clean, Inc. *	29,400	708,540
Herman Miller, Inc.	110,900	4,197,565
Hill International, Inc. *	92,400	508,200
HNI Corp.	82,589	3,573,626
Huron Consulting Group, Inc. *	41,552	1,813,745
ICF International, Inc.	33,941	2,499,755
InnerWorkings, Inc. *	87,100	771,706
Insperity, Inc.	71,902	6,837,880
Interface, Inc.	110,900	2,484,160

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kelly Services, Inc., Class A	59,423	1,443,385
Kforce, Inc.	43,704	1,652,011
Kimball International, Inc., Class B	69,499	1,122,409
Knoll, Inc.	91,703	2,067,903
Korn/Ferry International	106,261	7,011,101
LSC Communications, Inc.	65,700	986,814
Matthews International Corp., Class A	59,359	3,119,315
McGrath RentCorp	44,835	2,662,302
Mistras Group, Inc. *	34,714	730,383
Mobile Mini, Inc.	82,768	3,530,055
MSA Safety, Inc.	64,139	6,470,342
Multi-Color Corp.	26,200	1,738,370
Navigant Consulting, Inc. *	86,148	1,874,580
NL Industries, Inc. *	14,900	127,395
PICO Holdings, Inc. *	39,800	481,580
Pitney Bowes, Inc.	351,100	3,065,103
Quad Graphics, Inc.	61,200	1,258,272
Reis, Inc.	18,200	388,570
Resources Connection, Inc.	55,450	881,655
RR Donnelley & Sons Co.	133,600	788,240
SP Plus Corp. *	42,300	1,649,700
Steelcase, Inc., Class A	158,542	2,179,953
Team, Inc. *	55,213	1,203,643
Tetra Tech, Inc.	104,561	6,357,309
The Brink’s Co.	94,690	7,560,996
TriNet Group, Inc. *	82,446	4,439,717
TrueBlue, Inc. *	77,376	2,093,021
UniFirst Corp.	28,699	5,371,018
US Ecology, Inc.	40,900	2,773,020
Viad Corp.	38,196	2,192,450
VSE Corp.	16,400	706,840
WageWorks, Inc. *	75,200	3,970,560
Willdan Group, Inc. *	15,800	440,504
		171,673,678

Consumer Durables & Apparel 2.7%
Acushnet Holdings Corp.	64,300	1,554,131
American Outdoor Brands Corp. *	102,100	966,887
AV Homes, Inc. *	24,200	521,510
Bassett Furniture Industries, Inc.	20,009	500,225
Beazer Homes USA, Inc. *	59,940	767,831
Callaway Golf Co.	177,508	3,415,254
Cavco Industries, Inc. *	15,924	3,383,054
Century Communities, Inc. *	49,630	1,513,715
Clarus Corp. *	42,700	384,300
Crocs, Inc. *	126,600	2,292,726
Culp, Inc.	22,700	562,960
Deckers Outdoor Corp. *	60,071	6,777,811
Escalade, Inc.	20,400	273,360
Ethan Allen Interiors, Inc.	46,179	1,039,027
Flexsteel Industries, Inc.	13,700	490,871
Fossil Group, Inc. *	85,700	2,245,340
G-III Apparel Group Ltd. *	82,210	3,756,997
GoPro, Inc., Class A *(a)	215,101	1,256,190
Green Brick Partners, Inc. *	50,340	488,298
Hamilton Beach Brands Holding Co., Class A	11,954	303,632
Helen of Troy Ltd. *	50,467	5,780,995
Hooker Furniture Corp.	22,034	992,632
Hovnanian Enterprises, Inc., Class A *	218,000	342,260
Installed Building Products, Inc. *	40,871	2,231,556
iRobot Corp. *(a)	51,104	4,049,992
Johnson Outdoors, Inc., Class A	9,300	753,951
KB Home	159,900	3,797,625
La-Z-Boy, Inc.	87,300	2,662,650
LGI Homes, Inc. *	34,400	1,778,136
Lifetime Brands, Inc.	25,100	304,965
M.D.C. Holdings, Inc.	85,595	2,485,679
Security	Number of Shares	Value ($)
M/I Homes, Inc. *	51,500	1,331,790
Malibu Boats, Inc., Class A *	38,561	1,449,508
Marine Products Corp.	13,700	254,546
MCBC Holdings, Inc. *	34,200	853,632
Meritage Homes Corp. *	73,685	3,179,508
Movado Group, Inc.	29,600	1,474,080
Nautilus, Inc. *	56,900	810,825
Oxford Industries, Inc.	31,096	2,864,563
Perry Ellis International, Inc. *	24,800	695,392
Purple Innovation, Inc. *	10,300	76,632
Rocky Brands, Inc.	12,600	325,710
Roku, Inc. *	82,100	3,728,982
Skyline Champion Corp.	12,800	328,704
Steven Madden Ltd.	109,176	5,900,963
Sturm, Ruger & Co., Inc. (a)	31,895	1,728,709
Superior Group of Cos., Inc.	16,327	342,214
Taylor Morrison Home Corp., Class A *	212,700	4,154,031
The New Home Co., Inc. *	23,849	219,888
TopBuild Corp. *	66,669	4,952,173
TRI Pointe Group, Inc. *	284,691	4,034,071
Tupperware Brands Corp.	95,700	3,513,147
Turtle Beach Corp. *	14,600	396,974
Unifi, Inc. *	29,100	877,947
Universal Electronics, Inc. *	26,260	917,787
Vera Bradley, Inc. *	42,000	558,180
Vista Outdoor, Inc. *	108,000	1,753,920
Vuzix Corp. *(a)	44,000	272,800
William Lyon Homes, Class A *	59,000	1,287,970
Wolverine World Wide, Inc.	174,347	6,168,397
ZAGG, Inc. *	52,521	782,563
		112,910,166

Consumer Services 3.9%
Adtalem Global Education, Inc. *	112,622	6,143,530
American Public Education, Inc. *	30,400	1,340,640
BBX Capital Corp.	122,300	1,066,456
Belmond Ltd., Class A *	169,300	1,904,625
Biglari Holdings, Inc., Class A *	191	186,687
Biglari Holdings, Inc., Class B *	1,810	342,868
BJ’s Restaurants, Inc.	38,400	2,428,800
Bloomin’ Brands, Inc.	156,213	3,021,159
Bluegreen Vacations Corp.	15,000	385,650
Bojangles', Inc. *	30,750	404,362
Boyd Gaming Corp.	155,354	5,802,472
Brinker International, Inc.	83,100	3,919,827
Cambium Learning Group, Inc. *	27,600	327,336
Capella Education Co.	21,800	2,267,200
Career Education Corp. *	127,600	2,347,840
Carriage Services, Inc.	27,800	694,722
Carrols Restaurant Group, Inc. *	66,900	970,050
Century Casinos, Inc. *	53,700	437,655
Chegg, Inc. *	200,647	5,557,922
Churchill Downs, Inc.	22,079	6,313,490
Chuy’s Holdings, Inc. *	31,200	987,480
Cracker Barrel Old Country Store, Inc. (a)	36,294	5,316,889
Dave & Buster’s Entertainment, Inc. *	75,421	3,706,942
Del Frisco’s Restaurant Group, Inc. *	34,900	298,395
Del Taco Restaurants, Inc. *	58,200	753,108
Denny’s Corp. *	117,400	1,708,170
Dine Brands Global, Inc.	31,197	2,215,923
Drive Shack, Inc. *	113,000	700,600
El Pollo Loco Holdings, Inc. *	42,000	487,200
Eldorado Resorts, Inc. *	124,135	5,319,185
Empire Resorts, Inc. *	8,021	111,091
Fiesta Restaurant Group, Inc. *	45,000	1,307,250
Golden Entertainment, Inc. *	34,600	1,077,098
Houghton Mifflin Harcourt Co. *	195,594	1,242,022
ILG, Inc.	199,300	6,841,969

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
International Speedway Corp., Class A	45,300	1,961,490
J Alexander’s Holdings, Inc. *	21,043	225,160
Jack in the Box, Inc.	55,570	4,681,217
K12, Inc. *	71,449	1,168,906
Laureate Education, Inc., Class A *	97,500	1,443,975
Lindblad Expeditions Holdings, Inc. *	37,700	499,148
Marriott Vacations Worldwide Corp.	40,458	4,818,952
Monarch Casino & Resort, Inc. *	21,700	1,034,439
Nathan’s Famous, Inc.	5,600	550,200
Noodles & Co. *(a)	25,859	270,226
Papa John’s International, Inc.	42,111	1,766,978
Penn National Gaming, Inc. *	161,357	5,171,492
Pinnacle Entertainment, Inc. *	97,848	3,252,467
Planet Fitness, Inc., Class A *	167,052	7,938,311
PlayAGS, Inc. *	29,700	847,935
Potbelly Corp. *	43,800	543,120
RCI Hospitality Holdings, Inc.	16,000	518,880
Red Lion Hotels Corp. *	32,100	401,250
Red Robin Gourmet Burgers, Inc. *	24,700	1,168,310
Red Rock Resorts, Inc., Class A	131,164	4,635,336
Regis Corp. *	64,800	1,131,408
Ruth’s Hospitality Group, Inc.	54,100	1,566,195
Scientific Games Corp., Class A *	103,833	4,989,176
SeaWorld Entertainment, Inc. *	102,423	2,181,610
Shake Shack, Inc., Class A *	46,800	2,917,044
Sonic Corp.	67,501	2,372,660
Sotheby’s *	69,900	3,712,389
Speedway Motorsports, Inc.	21,884	386,253
Strategic Education, Inc.	20,100	2,368,584
Texas Roadhouse, Inc.	127,796	8,030,701
The Cheesecake Factory, Inc.	80,602	4,516,130
The Habit Restaurants, Inc., Class A *	37,211	472,580
Town Sports International Holdings, Inc. *	26,900	290,520
Weight Watchers International, Inc. *	72,683	6,507,309
Wingstop, Inc.	54,300	2,679,705
Zoe’s Kitchen, Inc. *(a)	37,096	361,686
		165,318,355

Diversified Financials 3.2%
AG Mortgage Investment Trust, Inc.	54,000	1,054,620
Anworth Mortgage Asset Corp.	183,200	923,328
Apollo Commercial Real Estate Finance, Inc.	235,065	4,487,391
Arbor Realty Trust, Inc.	101,100	1,149,507
Ares Commercial Real Estate Corp.	52,600	742,712
Arlington Asset Investment Corp., Class A (a)	53,900	567,028
ARMOUR Residential REIT, Inc.	77,029	1,830,979
Artisan Partners Asset Management, Inc., Class A	89,600	3,086,720
Ashford, Inc. *	1,400	118,636
Associated Capital Group, Inc., Class A	4,800	178,800
B. Riley Financial, Inc.	38,302	838,814
Banco Latinoamericano de Comercio Exterior, S.A., Class E	56,957	1,353,868
Blackstone Mortgage Trust, Inc., Class A	192,466	6,378,323
Blucora, Inc. *	88,945	3,090,839
BrightSphere Investment Group plc	152,400	2,171,700
Cannae Holdings, Inc. *	126,536	2,309,282
Capstead Mortgage Corp.	170,129	1,423,980
Cherry Hill Mortgage Investment Corp.	23,800	438,396
Cohen & Steers, Inc.	41,628	1,743,797
Colony Credit Real Estate, Inc.	159,700	3,395,222
Cowen, Inc. *	52,075	817,578
Curo Group Holdings Corp. *	13,800	359,214
Diamond Hill Investment Group, Inc.	6,000	1,150,440
Donnelley Financial Solutions, Inc. *	63,500	1,320,800
Dynex Capital, Inc.	103,300	686,945
Security	Number of Shares	Value ($)
Elevate Credit, Inc. *	35,400	329,928
Encore Capital Group, Inc. *	48,500	1,750,850
Enova International, Inc. *	62,336	1,932,416
Exantas Capital Corp.	57,437	602,514
EZCORP, Inc., Class A *	95,382	1,092,124
Federated Investors, Inc., Class B	183,700	4,445,540
FGL Holdings *	264,893	2,389,335
FirstCash, Inc.	83,926	6,814,791
GAIN Capital Holdings, Inc.	50,100	341,181
GAMCO Investors, Inc., Class A	9,700	237,553
Granite Point Mortgage Trust, Inc.	80,900	1,537,100
Great Ajax Corp.	31,800	425,166
Green Dot Corp., Class A *	89,920	7,132,454
Greenhill & Co., Inc.	40,129	1,312,218
Hamilton Lane, Inc., Class A	28,300	1,385,851
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	95,145	1,863,891
Houlihan Lokey, Inc.	56,544	2,779,703
INTL. FCStone, Inc. *	28,300	1,516,597
Invesco Mortgage Capital, Inc.	210,306	3,488,977
Investment Technology Group, Inc.	60,765	1,345,945
KKR Real Estate Finance Trust, Inc.	27,700	573,944
Ladder Capital Corp.	166,055	2,655,219
Ladenburg Thalmann Financial Services, Inc.	193,500	655,965
LendingClub Corp. *	597,288	2,460,827
Marlin Business Services Corp.	17,400	535,920
Moelis & Co., Class A	73,754	4,690,754
MTGE Investment Corp.	82,000	1,644,100
Nelnet, Inc., Class A	35,500	2,086,690
New York Mortgage Trust, Inc.	210,600	1,307,826
On Deck Capital, Inc. *	98,100	671,004
Oppenheimer Holdings, Inc., Class A	19,700	582,135
Orchid Island Capital, Inc.	104,759	851,691
PennyMac Mortgage Investment Trust	111,121	2,143,524
Piper Jaffray Cos.	27,329	2,113,898
PJT Partners, Inc., Class A	37,382	2,250,770
PRA Group, Inc. *	83,281	3,264,615
Pzena Investment Management, Inc., Class A	35,500	346,125
Redwood Trust, Inc.	141,400	2,376,934
Regional Management Corp. *	16,900	560,573
Safeguard Scientifics, Inc. *	36,500	416,100
Siebert Financial Corp. *(a)	13,700	204,267
Silvercrest Asset Management Group, Inc., Class A	15,600	272,220
Stifel Financial Corp.	130,410	7,189,503
Sutherland Asset Management Corp.	34,800	581,160
TPG RE Finance Trust, Inc.	58,900	1,214,518
Value Line, Inc.	1,900	43,339
Virtus Investment Partners, Inc.	13,200	1,758,900
Waddell & Reed Financial, Inc., Class A	149,800	3,102,358
Western Asset Mortgage Capital Corp.	78,856	872,936
Westwood Holdings Group, Inc.	14,900	869,713
WisdomTree Investments, Inc.	217,800	1,903,572
World Acceptance Corp. *	11,400	1,138,974
		135,683,127

Energy 4.9%
Abraxas Petroleum Corp. *	304,200	790,920
Adams Resources & Energy, Inc.	3,300	132,000
Alta Mesa Resources, Inc. *	179,800	1,085,992
Amyris, Inc. *	45,600	313,272
Approach Resources, Inc. *(a)	74,500	171,350
Arch Coal, Inc., Class A	35,800	3,028,322
Archrock, Inc.	237,228	3,238,162
Ardmore Shipping Corp. *	58,600	395,550
Basic Energy Services, Inc. *	36,000	406,080

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Bonanza Creek Energy, Inc. *	36,000	1,339,200
Bristow Group, Inc. *	61,162	855,045
C&J Energy Services, Inc. *	120,300	2,798,178
Cactus, Inc., Class A *	68,500	2,241,320
California Resources Corp. *	85,707	3,120,592
Callon Petroleum Co. *	425,500	4,578,380
CARBO Ceramics, Inc. *(a)	36,100	336,813
Carrizo Oil & Gas, Inc. *	148,311	4,179,404
Clean Energy Fuels Corp. *	261,338	744,813
Cloud Peak Energy, Inc. *	147,300	384,453
CONSOL Energy, Inc. *	52,400	2,181,412
Covia Holdings Corp. *	59,310	1,069,359
CVR Energy, Inc.	30,137	1,184,083
Dawson Geophysical Co. *	39,500	308,495
Delek US Holdings, Inc.	157,432	8,394,274
Denbury Resources, Inc. *	834,400	3,763,144
DHT Holdings, Inc.	173,600	737,800
Diamond Offshore Drilling, Inc. *(a)	121,300	2,328,960
Dorian LPG Ltd. *	51,996	441,966
Dril-Quip, Inc. *	72,080	3,715,724
Earthstone Energy, Inc., Class A *	39,700	386,678
Eclipse Resources Corp. *	156,100	251,321
Energy Fuels, Inc. *	137,900	406,805
Energy XXI Gulf Coast, Inc. *	62,400	558,480
EP Energy Corp., Class A *(a)	88,300	189,845
Era Group, Inc. *	37,000	522,810
Evolution Petroleum Corp.	46,800	503,100
Exterran Corp. *	62,414	1,730,116
Forum Energy Technologies, Inc. *	151,155	1,987,688
Frank’s International N.V.	137,000	1,154,910
Frontline Ltd. *(a)	142,463	727,986
FTS International, Inc. *	44,200	530,400
GasLog Ltd.	77,800	1,310,930
Golar LNG Ltd.	178,543	4,643,903
Goodrich Petroleum Corp. *	16,500	208,065
Green Plains, Inc.	72,200	1,198,520
Gulfmark Offshore, Inc. *	6,900	260,061
Gulfport Energy Corp. *	330,245	3,801,120
Halcon Resources Corp. *	244,200	954,822
Hallador Energy Co.	28,100	196,981
Helix Energy Solutions Group, Inc. *	268,707	2,689,757
HighPoint Resources Corp. *	202,898	1,326,953
Independence Contract Drilling, Inc. *	68,000	274,040
International Seaways, Inc. *	40,898	890,349
ION Geophysical Corp. *	19,800	506,880
Isramco, Inc. *	1,400	165,200
Jagged Peak Energy, Inc. *(a)	120,200	1,718,860
Keane Group, Inc. *	104,600	1,475,906
Key Energy Services, Inc. *	17,600	294,976
Laredo Petroleum, Inc. *	290,200	2,704,664
Liberty Oilfield Services, Inc., Class A *(a)	30,600	599,760
Lilis Energy, Inc. *	85,300	400,057
Mammoth Energy Services, Inc. *	16,400	610,408
Matador Resources Co. *	187,062	6,266,577
Matrix Service Co. *	50,830	1,014,059
McDermott International, Inc. *	339,348	6,111,657
Midstates Petroleum Co., Inc. *	28,600	374,946
NACCO Industries, Inc., Class A	8,077	266,541
Natural Gas Services Group, Inc. *	24,300	537,030
NCS Multistage Holdings, Inc. *	18,000	285,480
Newpark Resources, Inc. *	164,110	1,813,416
NextDecade Corp. *	14,700	95,109
Nine Energy Service, Inc. *	15,300	446,913
Noble Corp. plc *	460,500	2,689,320
Nordic American Tankers Ltd.	270,871	609,460
Northern Oil & Gas, Inc. *	201,500	749,580
Nuverra Environmental Solutions, Inc. *	2,300	27,370
Oasis Petroleum, Inc. *	508,804	6,217,585
Ocean Rig UDW, Inc., Class A *	101,800	2,854,472
Security	Number of Shares	Value ($)
Oceaneering International, Inc.	186,875	5,112,900
Oil States International, Inc. *	112,904	3,940,350
Overseas Shipholding Group, Inc., Class A *	107,500	387,000
Panhandle Oil & Gas, Inc., Class A	28,400	579,360
Par Pacific Holdings, Inc. *	59,438	1,040,759
PDC Energy, Inc. *	125,206	7,885,474
Peabody Energy Corp.	151,900	6,454,231
Penn Virginia Corp. *	23,150	1,956,638
PHI, Inc. — Non Voting Shares *	19,572	162,643
Pioneer Energy Services Corp. *	142,900	471,570
Profire Energy, Inc. *	44,000	153,120
ProPetro Holding Corp. *	132,100	2,171,724
Quintana Energy Services, Inc. *	10,200	74,154
Renewable Energy Group, Inc. *	69,400	1,183,270
Resolute Energy Corp. *(a)	41,500	1,275,710
REX American Resources Corp. *	10,500	808,500
RigNet, Inc. *	26,200	322,260
Ring Energy, Inc. *	106,900	1,321,284
Rosehill Resources, Inc. *	2,300	20,194
Rowan Cos. plc, Class A *	242,400	3,509,952
Sanchez Energy Corp. *(a)	144,853	644,596
SandRidge Energy, Inc. *	57,000	930,240
Scorpio Tankers, Inc.	548,302	1,178,849
SEACOR Holdings, Inc. *	31,906	1,683,680
SEACOR Marine Holdings, Inc. *	31,039	785,287
Select Energy Services, Inc., Class A *	84,200	1,286,576
SemGroup Corp., Class A	150,303	3,780,120
Ship Finance International Ltd.	156,000	2,269,800
SilverBow Resources, Inc. *	14,100	429,627
Smart Sand, Inc. *(a)	38,800	225,040
Solaris Oilfield Infrastructure, Inc., Class A *	48,600	762,534
Southwestern Energy Co. *	1,113,300	5,722,362
SRC Energy, Inc. *	456,553	5,168,180
Superior Energy Services, Inc. *	286,200	2,816,208
Talos Energy, Inc. *	37,600	1,396,464
Teekay Corp.	128,100	892,857
Teekay Tankers Ltd., Class A	349,000	331,027
Tellurian, Inc. *(a)	151,000	1,179,310
TETRA Technologies, Inc. *	227,274	979,551
Tidewater, Inc. *	44,600	1,531,118
Ultra Petroleum Corp. *	303,100	536,487
Unit Corp. *	98,078	2,442,142
Uranium Energy Corp. *(a)	292,000	481,800
US Silica Holdings, Inc.	148,311	3,998,465
W&T Offshore, Inc. *	173,300	1,202,702
WildHorse Resource Development Corp. *	50,900	1,116,237
World Fuel Services Corp.	125,200	3,484,316
Zion Oil & Gas, Inc. *(a)	99,600	307,764
		206,201,361

Food & Staples Retailing 0.6%
Ingles Markets, Inc., Class A	27,231	810,122
Natural Grocers by Vitamin Cottage, Inc. *	17,200	228,244
Performance Food Group Co. *	191,500	6,865,275
PriceSmart, Inc.	42,100	3,441,675
Rite Aid Corp. *	1,991,049	4,002,008
Smart & Final Stores, Inc. *	37,600	221,840
SpartanNash, Co.	67,333	1,613,299
SUPERVALU, Inc. *	72,133	2,331,339
The Andersons, Inc.	51,323	1,809,136
The Chefs’ Warehouse, Inc. *	41,500	1,118,425
United Natural Foods, Inc. *	95,115	3,062,703
Village Super Market, Inc., Class A	15,800	425,494
Weis Markets, Inc.	18,100	925,453
		26,855,013

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 1.5%
22nd Century Group, Inc. *(a)	216,700	541,750
Alico, Inc.	6,900	220,800
Alliance One International, Inc. *	15,600	255,840
B&G Foods, Inc. (a)	124,231	3,900,853
Cal-Maine Foods, Inc. *	58,116	2,615,220
Calavo Growers, Inc.	29,588	2,736,890
Castle Brands, Inc. *	200,900	247,107
Celsius Holdings, Inc. *(a)	43,000	183,610
Coca-Cola Bottling Co. Consolidated	9,100	1,320,592
Craft Brew Alliance, Inc. *	23,500	465,300
Darling Ingredients, Inc. *	308,264	6,193,024
Dean Foods Co.	169,900	1,668,418
Farmer Brothers Co. *	19,000	548,150
Fresh Del Monte Produce, Inc.	56,661	2,056,794
Freshpet, Inc. *	48,850	1,416,650
Hostess Brands, Inc. *	188,000	2,633,880
J&J Snack Foods Corp.	27,981	4,056,126
John B. Sanfilippo & Son, Inc.	16,300	1,252,981
Lancaster Colony Corp.	35,439	5,139,718
Landec Corp. *	50,554	707,756
Limoneira Co.	23,600	643,336
MGP Ingredients, Inc.	24,972	2,049,452
National Beverage Corp. *	22,101	2,331,876
Primo Water Corp. *	50,700	889,785
Sanderson Farms, Inc.	38,607	3,892,744
Seneca Foods Corp., Class A *	14,600	393,470
The Boston Beer Co., Inc., Class A *	15,838	4,354,658
The Simply Good Foods Co. *	112,000	1,868,160
Tootsie Roll Industries, Inc. (a)	30,833	921,907
Turning Point Brands, Inc.	14,700	491,862
Universal Corp.	46,276	3,197,672
Vector Group Ltd.	183,500	3,385,575
		62,581,956

Health Care Equipment & Services 6.5%
AAC Holdings, Inc. *	22,600	234,814
Abaxis, Inc.	41,700	3,461,100
Accuray, Inc. *	159,300	613,305
Addus HomeCare Corp. *	14,200	939,330
Allscripts Healthcare Solutions, Inc. *	337,219	4,127,561
Amedisys, Inc. *	53,873	5,044,129
American Renal Associates Holdings, Inc. *	24,500	394,205
AMN Healthcare Services, Inc. *	89,328	5,404,344
AngioDynamics, Inc. *	68,600	1,450,204
Anika Therapeutics, Inc. *	27,300	1,092,819
Antares Pharma, Inc. *	283,700	757,479
Apollo Medical Holdings, Inc. *	46,200	1,117,116
AtriCure, Inc. *	62,500	1,790,625
Atrion Corp.	2,700	1,857,600
Avanos Medical, Inc. *	88,198	4,868,530
AxoGen, Inc. *	63,200	2,839,260
BioScrip, Inc. *	236,600	626,990
BioTelemetry, Inc. *	60,500	3,176,250
Brookdale Senior Living, Inc. *	348,900	3,345,951
Capital Senior Living Corp. *	44,800	447,552
Cardiovascular Systems, Inc. *	61,000	2,313,730
Castlight Health, Inc., Class B *	144,073	475,441
Cerus Corp. *	241,200	1,787,292
Civitas Solutions, Inc. *	31,500	515,025
Community Health Systems, Inc. *	164,900	550,766
Computer Programs & Systems, Inc.	20,700	645,840
CONMED Corp.	47,301	3,500,274
CorVel Corp. *	17,400	997,890
Cotiviti Holdings, Inc. *	74,886	3,342,911
Cross Country Healthcare, Inc. *	68,715	806,027
CryoLife, Inc. *	68,200	2,032,360
Security	Number of Shares	Value ($)
CryoPort, Inc. *(a)	46,600	687,816
Cutera, Inc. *	24,905	996,200
CytoSorbents Corp. *	52,800	633,600
Diplomat Pharmacy, Inc. *	105,788	2,198,275
Endologix, Inc. *	155,037	789,138
Evolent Health, Inc., Class A *	125,700	2,539,140
FONAR Corp. *	13,000	339,300
Genesis Healthcare, Inc. *	101,000	152,510
GenMark Diagnostics, Inc. *	99,500	664,660
Glaukos Corp. *	61,500	2,559,015
Globus Medical, Inc., Class A *	135,400	6,970,392
Haemonetics Corp. *	101,322	9,893,080
HealthEquity, Inc. *	102,204	7,716,402
HealthStream, Inc.	48,700	1,367,496
Helius Medical Technologies, Inc. *(a)	30,500	279,380
Heska Corp. *	12,691	1,272,273
HMS Holdings Corp. *	154,952	3,708,001
Inogen, Inc. *	33,306	6,636,220
Inovalon Holdings, Inc., Class A *(a)	128,500	1,368,525
Inspire Medical Systems, Inc. *	14,600	654,080
Integer Holdings Corp. *	58,300	4,165,535
IntriCon Corp. *	11,300	656,530
Invacare Corp.	62,911	1,122,961
iRadimed Corp. *	6,500	149,500
iRhythm Technologies, Inc. *	44,975	3,397,861
K2M Group Holdings, Inc. *	78,100	1,590,897
Lantheus Holdings, Inc. *	69,200	999,940
LeMaitre Vascular, Inc.	28,935	1,041,660
LHC Group, Inc. *	58,191	5,009,081
LifePoint Health, Inc. *	67,149	4,351,255
LivaNova plc *	91,873	10,117,973
Magellan Health, Inc. *	46,470	3,380,693
Medidata Solutions, Inc. *	108,900	8,092,359
Meridian Bioscience, Inc.	80,350	1,269,530
Merit Medical Systems, Inc. *	92,626	5,029,592
NantHealth, Inc. *(a)	30,500	98,515
National HealthCare Corp.	22,688	1,635,351
National Research Corp., Class A	20,600	781,770
Natus Medical, Inc. *	60,100	2,193,650
Neogen Corp. *	94,918	7,821,243
Nevro Corp. *	55,179	3,104,371
Novocure Ltd. *	135,600	4,610,400
NuVasive, Inc. *	96,827	5,620,807
Nuvectra Corp. *	25,900	406,112
NxStage Medical, Inc. *	122,870	3,448,961
Omnicell, Inc. *	72,543	4,316,308
OraSure Technologies, Inc. *	112,200	1,883,838
Orthofix International N.V. *	32,900	1,990,121
OrthoPediatrics Corp. *	12,900	362,490
Owens & Minor, Inc.	113,900	2,149,293
Oxford Immunotec Global plc *	47,700	625,347
Patterson Cos., Inc.	152,900	3,749,108
PetIQ, Inc. *(a)	19,100	523,340
Pulse Biosciences, Inc. *(a)	19,900	265,864
Quality Systems, Inc. *	99,800	2,008,974
Quidel Corp. *	61,951	4,203,995
Quorum Health Corp. *	53,300	257,972
R1 RCM, Inc. *	191,900	1,539,038
RadNet, Inc. *	73,900	990,260
Rockwell Medical, Inc. *(a)	95,900	389,354
RTI Surgical, Inc. *	107,800	495,880
SeaSpine Holdings Corp. *	21,800	304,328
Select Medical Holdings Corp. *	205,811	4,280,869
Senseonics Holdings, Inc. *(a)	123,800	455,584
Sientra, Inc. *	43,200	884,304
Simulations Plus, Inc.	22,405	397,689
STAAR Surgical Co. *	78,000	2,406,300
Surgery Partners, Inc. *(a)	35,400	534,540
Surmodics, Inc. *	24,300	1,428,840

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tabula Rasa HealthCare, Inc. *	32,200	1,875,328
Tactile Systems Technology, Inc. *	32,300	1,552,661
Tandem Diabetes Care, Inc. *	83,200	2,292,992
Teladoc, Inc. *	126,145	7,549,778
Tenet Healthcare Corp. *	158,125	5,950,244
The Ensign Group, Inc.	92,500	3,336,475
The Providence Service Corp. *	21,200	1,485,696
Tivity Health, Inc. *	74,600	2,514,020
TransEnterix, Inc. *(a)	290,600	1,554,710
Triple-S Management Corp., Class B *	41,400	1,470,114
U.S. Physical Therapy, Inc.	23,300	2,440,675
Utah Medical Products, Inc.	6,100	591,700
Varex Imaging Corp. *	72,800	2,783,872
ViewRay, Inc. *(a)	92,400	1,101,408
Vocera Communications, Inc. *	55,400	1,671,972
Wright Medical Group N.V. *	199,972	5,085,288
		271,779,339

Household & Personal Products 0.6%
Central Garden & Pet Co. *	20,354	878,682
Central Garden & Pet Co., Class A *	67,500	2,708,100
Edgewell Personal Care Co. *	100,800	5,429,088
elf Beauty, Inc. *(a)	42,000	606,480
Inter Parfums, Inc.	32,900	1,980,580
Medifast, Inc.	22,089	3,792,240
Natural Health Trends Corp. (a)	15,100	360,437
Nature’s Sunshine Products, Inc. *	19,900	157,210
Oil-Dri Corp. of America	9,987	423,049
Revlon, Inc., Class A *(a)	15,402	240,271
USANA Health Sciences, Inc. *	23,671	3,130,490
WD-40 Co.	25,700	4,115,855
		23,822,482

Insurance 2.7%
Ambac Financial Group, Inc. *	85,734	1,750,688
American Equity Investment Life Holding Co.	168,822	6,032,010
AMERISAFE, Inc.	35,935	2,256,718
AmTrust Financial Services, Inc.	210,253	3,044,463
Argo Group International Holdings Ltd.	60,809	3,803,603
Citizens, Inc. *(a)	93,300	738,003
CNO Financial Group, Inc.	315,268	6,415,704
Crawford & Co., Class B	20,800	177,216
Donegal Group, Inc., Class A	15,200	222,072
eHealth, Inc. *	36,400	864,136
EMC Insurance Group, Inc.	17,800	476,506
Employers Holdings, Inc.	60,200	2,796,290
Enstar Group Ltd. *	22,498	4,864,068
FBL Financial Group, Inc., Class A	18,768	1,533,346
FedNat Holding Co.	23,046	536,972
Genworth Financial, Inc., Class A *	944,606	4,345,188
Global Indemnity Ltd.	16,555	674,616
Goosehead Insurance, Inc., Class A *	18,300	497,211
Greenlight Capital Re Ltd., Class A *	55,089	804,299
Hallmark Financial Services, Inc. *	27,400	289,344
HCI Group, Inc.	13,800	590,502
Health Insurance Innovations, Inc., Class A *	22,500	748,125
Heritage Insurance Holdings, Inc.	37,062	636,355
Horace Mann Educators Corp.	78,178	3,416,379
Independence Holding Co.	8,748	303,993
Investors Title Co.	2,700	516,780
James River Group Holdings Ltd.	48,400	2,003,276
Kemper Corp.	99,030	7,902,594
Kingstone Cos., Inc.	19,100	312,285
Kinsale Capital Group, Inc.	36,500	2,161,712
Maiden Holdings Ltd.	124,800	1,085,760
Security	Number of Shares	Value ($)
MBIA, Inc. *(a)	168,797	1,730,169
National General Holdings Corp.	117,200	3,232,376
National Western Life Group, Inc., Class A	4,294	1,391,256
NI Holdings, Inc. *	20,500	342,760
Primerica, Inc.	82,453	9,465,604
ProAssurance Corp.	100,800	4,163,040
Protective Insurance Corp., Class B	19,100	445,985
RLI Corp.	74,202	5,547,341
Safety Insurance Group, Inc.	27,770	2,543,732
Selective Insurance Group, Inc.	109,261	6,533,808
State Auto Financial Corp.	30,626	990,445
Stewart Information Services Corp.	43,700	1,985,728
The Navigators Group, Inc.	38,940	2,350,029
Third Point Reinsurance Ltd. *	150,260	1,893,276
Tiptree, Inc.	56,600	384,880
Trupanion, Inc. *(a)	44,700	1,859,520
United Fire Group, Inc.	39,500	2,381,455
United Insurance Holdings Corp.	36,800	763,968
Universal Insurance Holdings, Inc.	58,922	2,616,137
WMIH Corp. *	1,088,061	1,479,763
		113,901,486

Materials 4.4%
A. Schulman, Inc.	50,881	2,205,691
Advanced Emissions Solutions, Inc. (a)	35,400	401,790
AdvanSix, Inc. *	57,200	2,314,884
AgroFresh Solutions, Inc. *	59,500	423,045
AK Steel Holding Corp. *	590,400	2,733,552
Allegheny Technologies, Inc. *	235,571	6,548,874
American Vanguard Corp.	54,100	1,173,970
Balchem Corp.	60,063	6,023,718
Boise Cascade Co.	72,400	3,131,300
Carpenter Technology Corp.	88,344	4,838,601
Century Aluminum Co. *	94,700	1,213,107
Chase Corp.	13,500	1,667,250
Clearwater Paper Corp. *	29,300	662,180
Cleveland-Cliffs, Inc. *	563,459	6,079,723
Coeur Mining, Inc. *	347,813	2,434,691
Commercial Metals Co.	220,700	4,930,438
Compass Minerals International, Inc.	64,717	4,391,048
Ferro Corp. *	157,100	3,537,892
Ferroglobe Representation & Warranty Insurance *(b)	108,500	—
Flotek Industries, Inc. *	96,200	298,220
Forterra, Inc. *(a)	33,600	304,080
FutureFuel Corp.	51,500	708,640
GCP Applied Technologies, Inc. *	137,005	3,993,696
Gold Resource Corp.	94,600	619,630
Greif, Inc., Class A	47,694	2,596,938
Greif, Inc., Class B	10,600	613,210
H.B. Fuller Co.	95,894	5,435,272
Havilah Mining Corp. *(a)	31,388	8,384
Hawkins, Inc.	18,400	686,320
Haynes International, Inc.	23,225	986,133
Hecla Mining Co.	844,395	2,702,064
Ingevity Corp. *	79,553	7,929,047
Innophos Holdings, Inc.	36,300	1,640,034
Innospec, Inc.	45,100	3,650,845
Intrepid Potash, Inc. *	185,500	792,085
Kaiser Aluminum Corp.	30,543	3,409,210
KapStone Paper & Packaging Corp.	165,223	5,746,456
KMG Chemicals, Inc.	27,400	1,967,320
Koppers Holdings, Inc. *	37,900	1,423,145
Kraton Corp. *	57,635	2,771,667
Kronos Worldwide, Inc.	42,800	973,272
Louisiana-Pacific Corp.	275,844	7,425,720
LSB Industries, Inc. *	40,500	266,085
Marrone Bio Innovations, Inc. *	101,700	206,451

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Materion Corp.	37,829	2,371,878
Minerals Technologies, Inc.	67,768	5,123,261
Myers Industries, Inc.	57,000	1,228,350
Neenah, Inc.	31,253	2,744,013
Olympic Steel, Inc.	18,700	413,457
OMNOVA Solutions, Inc. *	83,000	776,050
P.H. Glatfelter Co.	81,100	1,327,607
PolyOne Corp.	149,736	6,715,660
PQ Group Holdings, Inc. *	67,900	1,223,558
Quaker Chemical Corp.	24,300	4,314,222
Ramaco Resources, Inc. *	10,400	67,912
Rayonier Advanced Materials, Inc.	96,642	1,743,422
Ryerson Holding Corp. *	31,700	366,135
Schnitzer Steel Industries, Inc., Class A	49,400	1,627,730
Schweitzer-Mauduit International, Inc.	57,300	2,377,377
Sensient Technologies Corp.	81,246	5,635,223
Stepan Co.	37,800	3,310,524
Summit Materials, Inc., Class A *	212,199	5,326,195
SunCoke Energy, Inc. *	122,700	1,400,007
Synalloy Corp.	15,300	330,480
Tahoe Resources, Inc. *	578,800	2,610,388
TimkenSteel Corp. *	75,744	1,052,842
Trecora Resources *	40,200	603,000
Tredegar Corp.	48,400	1,260,820
Trinseo S.A.	81,400	6,080,580
Tronox Ltd., Class A	178,100	3,285,945
UFP Technologies, Inc. *	13,700	447,990
United States Lime & Minerals, Inc.	3,900	303,030
Universal Stainless & Alloy Products, Inc. *	13,000	388,830
US Concrete, Inc. *	29,900	1,509,950
Valhi, Inc.	49,094	263,144
Verso Corp., Class A *	64,300	1,341,941
Warrior Met Coal, Inc.	69,000	1,785,030
Worthington Industries, Inc.	80,317	3,760,442
		184,982,671

Media 1.6%
AMC Entertainment Holdings, Inc., Class A	98,200	1,600,660
Beasley Broadcasting Group, Inc., Class A	9,000	58,050
Boston Omaha Corp., Class A *	9,400	187,624
Central European Media Enterprises Ltd., Class A *	165,600	641,700
Clear Channel Outdoor Holdings, Inc., Class A	76,300	339,535
Daily Journal Corp. *	2,300	539,994
Emerald Expositions Events, Inc.	46,200	891,660
Entercom Communications Corp., Class A	238,500	1,800,675
Entravision Communications Corp., Class A	121,900	591,215
Eros International plc *(a)	60,590	814,935
Fluent, Inc. *	71,700	168,495
Gannett Co., Inc.	213,500	2,256,695
Gray Television, Inc. *	148,293	2,291,127
Hemisphere Media Group, Inc. *	35,700	428,400
IMAX Corp. *	103,500	2,287,350
Liberty Latin America Ltd., Class A *	79,300	1,513,044
Liberty Latin America Ltd., Class C *	216,900	4,199,184
Liberty Media Corp. — Liberty Braves, Class A *	17,700	454,890
Liberty Media Corp. — Liberty Braves, Class C *	67,300	1,734,321
LiveXLive Media, Inc. *(a)	9,000	43,020
Loral Space & Communications, Inc. *	24,800	979,600
MDC Partners, Inc., Class A *	112,180	572,118
Meredith Corp.	74,458	3,957,443
MSG Networks, Inc., Class A *	114,200	2,689,410
National CineMedia, Inc.	143,800	1,187,788
Security	Number of Shares	Value ($)
New Media Investment Group, Inc.	110,882	1,994,767
Nexstar Media Group, Inc., Class A	83,940	6,249,333
Reading International, Inc., Class A *	31,200	492,960
Saga Communications, Inc., Class A	8,000	302,800
Scholastic Corp.	52,669	2,199,457
Sinclair Broadcast Group, Inc., Class A	136,232	3,514,786
TEGNA, Inc.	408,615	4,507,023
The E.W. Scripps Co., Class A	84,871	1,111,810
The Marcus Corp.	35,900	1,383,945
The New York Times Co., Class A	246,477	6,112,630
tronc, Inc. *	34,917	546,102
WideOpenWest, Inc. *	57,000	620,160
World Wrestling Entertainment, Inc., Class A	79,400	6,281,334
		67,546,040

Pharmaceuticals, Biotechnology & Life Sciences 9.1%
Abeona Therapeutics, Inc. *	59,000	852,550
ACADIA Pharmaceuticals, Inc. *	183,500	2,769,015
Accelerate Diagnostics, Inc. *(a)	48,700	1,068,965
Acceleron Pharma, Inc. *	72,127	3,141,852
Achaogen, Inc. *(a)	58,600	417,232
Achillion Pharmaceuticals, Inc. *	262,489	677,222
Aclaris Therapeutics, Inc. *	50,000	857,000
Acorda Therapeutics, Inc. *	81,239	2,026,913
Adamas Pharmaceuticals, Inc. *	40,972	974,314
ADMA Biologics, Inc. *	35,400	230,808
Aduro Biotech, Inc. *	119,681	700,134
Adverum Biotechnologies, Inc. *	101,500	477,050
Aeglea BioTherapeutics, Inc. *	30,300	254,823
Aerie Pharmaceuticals, Inc. *	67,710	4,573,810
Agenus, Inc. *	145,554	266,364
Aimmune Therapeutics, Inc. *	80,700	2,333,844
Akcea Therapeutics, Inc. *(a)	23,800	752,556
Akebia Therapeutics, Inc. *	94,047	968,684
Akorn, Inc. *	174,100	3,224,332
Albireo Pharma, Inc. *	17,000	536,350
Alder Biopharmaceuticals, Inc. *	110,746	2,098,637
Aldeyra Therapeutics, Inc. *	29,700	206,415
Allena Pharmaceuticals, Inc. *	21,600	231,336
AMAG Pharmaceuticals, Inc. *	64,931	1,431,729
Amicus Therapeutics, Inc. *	357,640	5,203,662
Amneal Pharmaceuticals, Inc. *	162,000	3,105,540
Amphastar Pharmaceuticals, Inc. *	68,026	1,187,054
Ampio Pharmaceuticals, Inc. *(a)	147,900	439,263
AnaptysBio, Inc. *	35,433	2,775,113
ANI Pharmaceuticals, Inc. *	14,900	997,555
Apellis Pharmaceuticals, Inc. *	67,300	1,238,320
Aratana Therapeutics, Inc. *	93,300	423,116
Arbutus Biopharma Corp. *(a)	65,900	731,490
Arcus Biosciences, Inc. *(a)	9,700	113,490
Ardelyx, Inc. *	65,540	265,437
Arena Pharmaceuticals, Inc. *	93,960	3,625,916
ArQule, Inc. *	161,700	805,266
Array BioPharma, Inc. *	384,189	5,912,669
Arrowhead Pharmaceuticals, Inc. *	162,200	2,363,254
Arsanis, Inc. *	8,700	21,924
Assembly Biosciences, Inc. *	31,600	1,397,668
Atara Biotherapeutics, Inc. *	77,315	2,903,178
Athenex, Inc. *(a)	78,500	1,512,695
Athersys, Inc. *(a)	211,500	423,000
Audentes Therapeutics, Inc. *	59,700	2,247,705
AVEO Pharmaceuticals, Inc. *(a)	189,500	403,635
Avid Bioservices, Inc. *	94,500	526,365
Bellicum Pharmaceuticals, Inc. *	74,300	472,548
BioCryst Pharmaceuticals, Inc. *	184,300	1,087,370
Biohaven Pharmaceutical Holding Co., Ltd. *	51,000	1,760,520

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
BioSpecifics Technologies Corp. *	11,100	505,050
BioTime, Inc. *(a)	174,800	454,480
Blueprint Medicines Corp. *	78,064	4,647,931
Calithera Biosciences, Inc. *	64,800	288,360
Calyxt, Inc. *	8,800	154,528
Cambrex Corp. *	62,949	3,934,312
Cara Therapeutics, Inc. *(a)	51,217	918,321
CareDx, Inc. *	60,200	810,292
CASI Pharmaceuticals, Inc. *(a)	93,000	678,900
Catalyst Biosciences, Inc. *	22,100	218,348
Catalyst Pharmaceuticals, Inc. *	180,200	520,778
Celcuity, Inc. *	10,900	267,922
Cellular Biomedicine Group, Inc. *(a)	21,600	489,240
ChemoCentryx, Inc. *	43,100	498,236
Chimerix, Inc. *	91,986	411,177
ChromaDex Corp. *(a)	71,800	321,664
Clearside Biomedical, Inc. *	52,100	464,211
Clovis Oncology, Inc. *	90,100	3,977,014
Codexis, Inc. *	94,800	1,365,120
Cohbar, Inc. *(a)	41,500	237,380
Coherus Biosciences, Inc. *	87,261	1,662,322
Collegium Pharmaceutical, Inc. *	54,736	1,054,763
Concert Pharmaceuticals, Inc. *	39,622	633,556
Corbus Pharmaceuticals Holdings, Inc. *(a)	94,500	477,225
Corcept Therapeutics, Inc. *	182,006	2,389,739
Corium International, Inc. *	50,000	370,500
Corvus Pharmaceuticals, Inc. *	25,900	255,633
CTI BioPharma Corp. *	95,500	212,010
Cue Biopharma, Inc. *	33,100	299,886
Cymabay Therapeutics, Inc. *	109,800	1,228,662
Cytokinetics, Inc. *	88,700	651,945
CytomX Therapeutics, Inc. *	71,800	1,891,212
Deciphera Pharmaceuticals, Inc. *	14,200	488,480
Denali Therapeutics, Inc. *(a)	33,400	420,506
Depomed, Inc. *	111,600	988,776
Dermira, Inc. *	66,500	647,710
Dicerna Pharmaceuticals, Inc. *	82,700	1,042,020
Dova Pharmaceuticals, Inc. *(a)	22,000	474,540
Durect Corp. *	301,576	443,317
Dynavax Technologies Corp. *	116,200	1,568,700
Eagle Pharmaceuticals, Inc. *	19,424	1,539,352
Editas Medicine, Inc. *	86,900	2,584,406
Eloxx Pharmaceuticals, Inc. *	40,100	608,317
Emergent BioSolutions, Inc. *	85,309	4,636,544
Enanta Pharmaceuticals, Inc. *	31,724	3,093,724
Endo International plc *	423,600	5,269,584
Endocyte, Inc. *	121,100	1,855,252
Enzo Biochem, Inc. *	80,600	356,252
Epizyme, Inc. *	97,559	1,258,511
Esperion Therapeutics, Inc. *	42,670	1,917,590
Evelo Biosciences, Inc. *	10,100	127,664
Evolus, Inc. *	9,200	180,872
Fate Therapeutics, Inc. *	93,300	833,169
Fennec Pharmaceuticals, Inc. *	21,100	194,120
FibroGen, Inc. *	141,104	8,903,662
Five Prime Therapeutics, Inc. *	62,800	935,720
Flexion Therapeutics, Inc. *	62,543	1,492,276
Fluidigm Corp. *	48,700	311,680
Fortress Biotech, Inc. *	56,900	126,887
Foundation Medicine, Inc. *(b)	28,554	3,911,898
G1 Therapeutics, Inc. *	38,000	1,951,300
Genomic Health, Inc. *	38,800	2,082,784
Geron Corp. *(a)	296,800	1,065,512
Global Blood Therapeutics, Inc. *	94,600	3,954,280
GlycoMimetics, Inc. *	62,600	919,594
GTx, Inc. *	8,600	140,352
Halozyme Therapeutics, Inc. *	238,773	4,321,791
Harvard Bioscience, Inc. *	65,500	373,350
Heron Therapeutics, Inc. *	120,761	4,522,499
Security	Number of Shares	Value ($)
Homology Medicines, Inc. *	19,500	343,395
Horizon Pharma plc *	312,518	5,509,692
Idera Pharmaceuticals, Inc. *	35,991	205,509
Immune Design, Corp. *	62,943	239,183
ImmunoGen, Inc. *	238,800	2,220,840
Immunomedics, Inc. *	248,183	5,939,019
Innovate Biopharmaceuticals, Inc. *(a)	34,500	180,090
Innoviva, Inc. *	128,400	1,816,860
Inovio Pharmaceuticals, Inc. *	161,062	645,859
Insmed, Inc. *	146,009	3,631,244
Insys Therapeutics, Inc. *(a)	53,079	353,506
Intellia Therapeutics, Inc. *	61,900	1,647,778
Intercept Pharmaceuticals, Inc. *	41,500	3,782,310
Intersect ENT, Inc. *	55,268	1,787,920
Intra-Cellular Therapies, Inc. *	83,500	1,675,845
Intrexon Corp. *(a)	129,600	1,899,936
Invitae Corp. *	119,100	1,052,844
Iovance Biotherapeutics, Inc. *	153,072	2,173,622
Ironwood Pharmaceuticals, Inc. *	262,100	5,053,288
Jounce Therapeutics, Inc. *	31,400	221,684
Kadmon Holdings, Inc. *	129,700	440,980
Kala Pharmaceuticals, Inc. *	23,464	297,758
Karyopharm Therapeutics, Inc. *	90,263	1,604,876
Keryx Biopharmaceuticals, Inc. *(a)	182,334	773,096
Kindred Biosciences, Inc. *	49,600	672,080
Kura Oncology, Inc. *	46,300	939,890
La Jolla Pharmaceutical Co. *(a)	39,979	1,322,106
Lannett Co., Inc. *(a)	54,200	691,050
Lexicon Pharmaceuticals, Inc. *	80,800	967,984
Ligand Pharmaceuticals, Inc. *	39,322	8,585,172
Loxo Oncology, Inc. *	50,049	8,387,712
Luminex Corp.	78,600	2,661,396
MacroGenics, Inc. *	73,049	1,508,462
Madrigal Pharmaceuticals, Inc. *	11,000	2,827,330
Mallinckrodt plc *	156,451	3,668,776
MannKind Corp. *(a)	261,100	402,094
Marinus Pharmaceuticals, Inc. *	67,800	501,720
MediciNova, Inc. *(a)	75,800	717,068
Medpace Holdings, Inc. *	22,100	1,356,277
Melinta Therapeutics, Inc. *	36,920	195,676
Menlo Therapeutics, Inc. *	12,000	97,920
Mersana Therapeutics, Inc. *	24,500	289,100
MiMedx Group, Inc. *(a)	197,350	838,737
Minerva Neurosciences, Inc. *	57,100	459,655
Miragen Therapeutics, Inc. *	48,000	323,520
Mirati Therapeutics, Inc. *	33,700	2,069,180
Molecular Templates, Inc. *	16,900	87,542
Momenta Pharmaceuticals, Inc. *	145,533	4,307,777
Mustang Bio, Inc. *	31,300	214,405
MyoKardia, Inc. *	58,013	3,329,946
Myriad Genetics, Inc. *	123,909	5,421,019
NanoString Technologies, Inc. *	42,500	498,525
NantKwest, Inc. *	57,600	201,600
Natera, Inc. *	55,600	1,276,576
NeoGenomics, Inc. *	104,537	1,463,518
Neos Therapeutics, Inc. *	56,200	306,290
NewLink Genetics Corp. *	48,700	184,086
Novavax, Inc. *	710,921	902,870
Nymox Pharmaceutical Corp. *(a)	60,400	193,884
Ocular Therapeutix, Inc. *	63,770	353,924
Odonate Therapeutics, Inc. *	12,100	239,217
Omeros Corp. *(a)	86,800	1,828,008
OPKO Health, Inc. *(a)	599,700	3,370,314
Optinose, Inc. *(a)	30,000	610,500
Organovo Holdings, Inc. *(a)	201,341	239,596
Ovid therapeutics, Inc. *	22,600	225,548
Pacific Biosciences of California, Inc. *	234,500	891,100
Pacira Pharmaceuticals, Inc. *	74,400	2,990,880
Palatin Technologies, Inc. *	365,200	350,592

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Paratek Pharmaceuticals, Inc. *	58,908	594,971
PDL BioPharma, Inc. *	292,600	734,426
Pfenex, Inc. *	39,900	204,288
Phibro Animal Health Corp., Class A	37,200	1,781,880
Pieris Pharmaceuticals, Inc. *	96,900	531,981
PolarityTE, Inc. *(a)	16,200	369,198
Portola Pharmaceuticals, Inc. *	123,300	4,414,140
Prestige Brands Holdings, Inc. *	99,500	3,555,135
Progenics Pharmaceuticals, Inc. *	138,300	1,104,325
Proteostasis Therapeutics, Inc. *	46,900	116,312
Prothena Corp. plc *	74,953	1,113,802
PTC Therapeutics, Inc. *	85,936	3,271,584
Puma Biotechnology, Inc. *	54,300	2,614,545
Quanterix Corp. *	8,900	133,411
Ra Pharmaceuticals, Inc. *	29,200	321,200
Radius Health, Inc. *	75,414	1,809,936
Reata Pharmaceuticals, Inc., Class A *	29,700	2,082,267
Recro Pharma, Inc. *	32,600	168,868
REGENXBIO, Inc. *	54,100	3,803,230
Repligen Corp. *	72,900	3,523,257
resTORbio, Inc. *(a)	11,700	180,063
Retrophin, Inc. *	74,493	2,058,987
Revance Therapeutics, Inc. *	61,208	1,759,730
Rhythm Pharmaceuticals, Inc. *	22,900	710,816
Rigel Pharmaceuticals, Inc. *	307,600	867,432
Rocket Pharmaceuticals, Inc. *	38,900	797,839
Sangamo Therapeutics, Inc. *	189,000	2,579,850
Savara, Inc. *	46,600	513,066
scPharmaceuticals, Inc. *	13,400	62,444
Selecta Biosciences, Inc. *(a)	33,700	408,107
Seres Therapeutics, Inc. *	34,800	263,436
Sienna Biopharmaceuticals, Inc. *	26,900	407,266
SIGA Technologies, Inc. *(a)	96,800	734,712
Solid Biosciences, Inc. *(a)	17,700	711,540
Sorrento Therapeutics, Inc. *(a)	162,000	907,200
Spark Therapeutics, Inc. *	59,400	4,557,168
Spectrum Pharmaceuticals, Inc. *	187,200	3,985,488
Spero Therapeutics, Inc. *	9,800	112,896
Spring Bank Pharmaceuticals, Inc. *(a)	20,800	266,864
Stemline Therapeutics, Inc. *	52,200	803,880
Supernus Pharmaceuticals, Inc. *	92,393	4,892,209
Surface Oncology, Inc. *	13,500	149,310
Syndax Pharmaceuticals, Inc. *	24,400	164,456
Syneos Health, Inc. *	105,684	5,207,579
Synergy Pharmaceuticals, Inc. *(a)	466,800	793,560
Synlogic, Inc. *	28,800	269,856
Syros Pharmaceuticals, Inc. *	45,700	462,484
T2 Biosystems, Inc. *	47,600	285,124
Teligent, Inc. *(a)	74,300	310,574
Tetraphase Pharmaceuticals, Inc. *	100,653	288,874
TG Therapeutics, Inc. *	110,350	1,296,612
The Medicines Co. *	129,228	5,134,228
TherapeuticsMD, Inc. *(a)	313,455	1,636,235
Theravance Biopharma, Inc. *	80,000	1,916,000
Tocagen, Inc. *	33,400	308,950
Tyme Technologies, Inc. *	78,400	227,360
Ultragenyx Pharmaceutical, Inc. *	88,798	7,024,810
UNITY Biotechnology, Inc. *(a)	9,500	142,785
Unum Therapeutics, Inc. *	6,700	112,359
Vanda Pharmaceuticals, Inc. *	95,700	1,995,345
Veracyte, Inc. *	45,400	491,682
Verastem, Inc. *	98,500	758,450
Vericel Corp. *	68,700	717,915
Viking Therapeutics, Inc. *(a)	81,100	827,220
Vital Therapies, Inc. *	56,600	449,970
Voyager Therapeutics, Inc. *	40,000	754,400
WaVe Life Sciences Ltd. *	32,900	1,329,160
Xencor, Inc. *	88,636	3,299,032
XOMA Corp. *	10,600	259,382
Security	Number of Shares	Value ($)
Zafgen, Inc. *	42,600	443,040
ZIOPHARM Oncology, Inc. *(a)	236,064	611,406
Zogenix, Inc. *	66,925	3,797,994
Zomedica Pharmaceuticals Corp. *	73,900	158,885
		384,771,938

Real Estate 7.0%
Acadia Realty Trust	150,957	4,087,916
Agree Realty Corp.	57,400	3,055,976
Alexander & Baldwin, Inc.	127,496	3,053,529
Alexander’s, Inc.	4,141	1,534,158
Altisource Portfolio Solutions S.A. *(a)	18,487	615,802
American Assets Trust, Inc.	72,700	2,793,861
American Realty Investors, Inc. *	5,900	107,203
Americold Realty Trust	97,900	2,105,829
Armada Hoffler Properties, Inc.	81,900	1,236,690
Ashford Hospitality Trust, Inc.	159,082	1,256,748
Bluerock Residential Growth REIT, Inc.	41,408	379,711
Braemar Hotels & Resorts, Inc.	52,487	599,926
BRT Apartments Corp.	15,400	202,202
CareTrust REIT, Inc.	141,065	2,385,409
CatchMark Timber Trust, Inc., Class A	92,109	1,143,994
CBL & Associates Properties, Inc.	322,300	1,756,535
Cedar Realty Trust, Inc.	168,700	803,012
Chatham Lodging Trust	84,634	1,823,016
Chesapeake Lodging Trust	112,685	3,608,174
City Office REIT, Inc.	68,000	867,000
Clipper Realty, Inc.	26,300	279,832
Community Healthcare Trust, Inc.	32,600	978,000
Consolidated-Tomoka Land Co.	7,600	497,876
CoreCivic, Inc.	224,237	5,749,437
CorEnergy Infrastructure Trust, Inc.	23,400	889,902
CorePoint Lodging, Inc. *	77,201	1,950,097
Cousins Properties, Inc.	796,712	7,425,356
DiamondRock Hospitality Co.	378,498	4,511,696
Easterly Government Properties, Inc.	85,800	1,625,910
EastGroup Properties, Inc.	64,811	6,177,784
Education Realty Trust, Inc.	144,219	5,964,898
Farmland Partners, Inc. (a)	59,300	399,682
First Industrial Realty Trust, Inc.	236,101	7,685,088
Forestar Group, Inc. *(a)	21,500	488,050
Four Corners Property Trust, Inc.	115,600	2,878,440
Franklin Street Properties Corp.	191,865	1,690,331
Front Yard Residential Corp.	88,800	857,808
FRP Holdings, Inc. *	12,700	825,500
Getty Realty Corp.	60,559	1,735,015
Gladstone Commercial Corp.	53,500	1,061,440
Gladstone Land Corp.	24,800	294,624
Global Medical REIT, Inc.	37,600	317,720
Global Net Lease, Inc.	127,733	2,702,830
Government Properties Income Trust	184,247	2,776,602
Gramercy Property Trust	303,524	8,313,522
Griffin Industrial Realty, Inc.	1,200	49,932
Healthcare Realty Trust, Inc.	234,396	6,963,905
Hersha Hospitality Trust	66,325	1,431,957
HFF, Inc., Class A	69,900	3,146,199
Independence Realty Trust, Inc.	163,258	1,657,069
Industrial Logistics Properties Trust	38,400	887,040
InfraREIT, Inc.	82,600	1,730,470
Innovative Industrial Properties, Inc. (a)	11,900	385,322
Investors Real Estate Trust	226,702	1,242,327
iStar, Inc. *	121,600	1,321,792
Jernigan Capital, Inc.	27,700	503,863
Kennedy-Wilson Holdings, Inc.	235,589	4,923,810
Kite Realty Group Trust	154,539	2,607,073
LaSalle Hotel Properties	209,080	7,248,804
Lexington Realty Trust	408,774	3,593,123
LTC Properties, Inc.	73,551	3,101,646

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mack-Cali Realty Corp.	172,100	3,350,787
Marcus & Millichap, Inc. *	36,309	1,459,985
Maui Land & Pineapple Co., Inc. *	11,100	141,525
MedEquities Realty Trust, Inc.	55,400	620,480
Monmouth Real Estate Investment Corp.	142,600	2,377,142
National Health Investors, Inc.	75,909	5,681,030
National Storage Affiliates Trust	94,521	2,725,040
New Senior Investment Group, Inc.	136,069	963,369
Newmark Group, Inc., Class A	44,700	623,118
NexPoint Residential Trust, Inc.	30,956	926,823
NorthStar Realty Europe Corp.	87,500	1,197,875
One Liberty Properties, Inc.	26,400	711,744
Pebblebrook Hotel Trust	127,900	4,930,545
Pennsylvania Real Estate Investment Trust	130,957	1,390,763
Physicians Realty Trust	345,250	5,441,140
Piedmont Office Realty Trust, Inc., Class A	242,900	4,804,562
PotlatchDeltic Corp.	116,361	5,439,877
Preferred Apartment Communities, Inc., Class A	73,997	1,252,029
PS Business Parks, Inc.	37,612	4,805,685
QTS Realty Trust, Inc., Class A	95,087	4,064,969
Ramco-Gershenson Properties Trust	150,421	1,978,036
RE/MAX Holdings, Inc., Class A	33,200	1,686,560
Redfin Corp. *(a)	140,600	3,444,700
Retail Opportunity Investments Corp.	207,447	3,922,823
Rexford Industrial Realty, Inc.	151,674	4,647,291
RLJ Lodging Trust	327,533	7,398,970
Ryman Hospitality Properties, Inc.	84,528	7,185,725
Sabra Health Care REIT, Inc.	335,717	7,254,844
Safety Income and Growth, Inc.	14,700	261,660
Saul Centers, Inc.	22,000	1,172,160
Select Income REIT	120,728	2,517,179
Seritage Growth Properties, Class A (a)	60,300	2,551,293
Spirit MTA REIT *	79,600	795,204
STAG Industrial, Inc.	182,800	4,994,096
Stratus Properties, Inc. *	11,800	363,440
Summit Hotel Properties, Inc.	191,600	2,711,140
Sunstone Hotel Investors, Inc.	425,587	6,924,300
Tanger Factory Outlet Centers, Inc.	173,788	4,144,844
Tejon Ranch Co. *	39,092	914,753
Terreno Realty Corp.	103,671	3,826,497
The GEO Group, Inc.	227,320	5,883,042
The RMR Group, Inc., Class A	13,219	1,147,409
The St. Joe Co. *	69,100	1,219,615
Tier REIT, Inc.	90,000	2,139,300
Transcontinental Realty Investors, Inc. *	2,800	97,468
Trinity Place Holdings, Inc. *	32,544	209,258
UMH Properties, Inc.	58,700	906,328
Universal Health Realty Income Trust	24,044	1,618,402
Urban Edge Properties	204,387	4,635,497
Urstadt Biddle Properties, Inc., Class A	55,674	1,239,303
Washington Prime Group, Inc.	349,900	2,809,697
Washington Real Estate Investment Trust	147,582	4,499,775
Whitestone REIT	71,600	930,800
Xenia Hotels & Resorts, Inc.	203,235	4,956,902
		296,185,262

Retailing 3.8%
1-800-FLOWERS.COM, Inc., Class A *	51,800	751,100
Aaron’s, Inc.	133,000	5,760,230
Abercrombie & Fitch Co., Class A	127,554	3,021,754
America’s Car-Mart, Inc. *	10,900	697,600
American Eagle Outfitters, Inc.	304,559	7,668,796
Asbury Automotive Group, Inc. *	37,885	2,663,315
Ascena Retail Group, Inc. *	335,663	1,235,240
At Home Group, Inc. *	50,600	1,835,262
Barnes & Noble Education, Inc. *	71,495	401,802
Barnes & Noble, Inc.	117,110	714,371
Security	Number of Shares	Value ($)
Bed Bath & Beyond, Inc.	254,900	4,774,277
Big 5 Sporting Goods Corp. (a)	42,884	276,602
Big Lots, Inc.	79,269	3,442,653
Boot Barn Holdings, Inc. *	37,111	868,026
Caleres, Inc.	80,075	2,681,712
Camping World Holdings, Inc., Class A (a)	61,800	1,370,106
Carvana Co. *(a)	53,100	2,283,300
Chico’s FAS, Inc.	237,851	2,069,304
Citi Trends, Inc.	24,846	705,875
Conn’s, Inc. *	37,400	1,267,860
Core-Mark Holding Co., Inc.	85,682	2,071,791
Dillard’s, Inc., Class A (a)	21,900	1,757,913
DSW, Inc., Class A	129,707	3,559,160
Duluth Holdings, Inc., Class B *	16,700	384,434
Express, Inc. *	136,598	1,315,439
Five Below, Inc. *	102,922	9,999,902
Francesca’s Holdings Corp. *	64,500	525,030
Funko, Inc., Class A *	19,400	340,664
Gaia, Inc. *	22,400	407,680
GameStop Corp., Class A (a)	186,400	2,686,024
Genesco, Inc. *	36,744	1,495,481
GNC Holdings, Inc., Class A *(a)	153,100	486,858
Group 1 Automotive, Inc.	37,400	2,617,626
Groupon, Inc. *	832,518	3,896,184
Guess?, Inc.	108,400	2,456,344
Haverty Furniture Cos., Inc.	34,900	691,020
Hibbett Sports, Inc. *	35,775	821,036
Hudson Ltd., Class A *	76,900	1,299,610
J. Jill, Inc. *	30,400	248,976
J.C. Penney Co., Inc. *(a)	584,700	1,432,515
Kirkland’s, Inc. *	33,300	378,954
Lands’ End, Inc. *	19,600	475,300
Liberty Expedia Holdings, Inc., Class A *	102,600	4,942,242
Liberty TripAdvisor Holdings, Inc., Class A *	135,311	2,252,928
Lithia Motors, Inc., Class A	44,686	3,979,288
Lumber Liquidators Holdings, Inc. *	54,198	1,048,189
MarineMax, Inc. *	39,700	744,375
Monro, Inc.	60,062	4,051,182
Murphy USA, Inc. *	58,494	4,635,065
National Vision Holdings, Inc. *	91,500	3,720,390
New York & Co., Inc. *	53,300	261,170
Nutrisystem, Inc.	55,771	2,230,840
Office Depot, Inc.	1,033,800	2,594,838
Ollie’s Bargain Outlet Holdings, Inc. *	93,377	6,489,701
Overstock.com, Inc. *(a)	38,600	1,376,090
Party City Holdco, Inc. *	66,516	1,047,627
PetMed Express, Inc.	37,200	1,381,236
Pier 1 Imports, Inc.	144,900	312,984
Rent-A-Center, Inc. *	83,485	1,238,917
RH *	36,090	4,903,187
Sally Beauty Holdings, Inc. *	231,303	3,814,186
Sears Holdings Corp. *	75,800	139,472
Shoe Carnival, Inc.	19,750	619,558
Shutterfly, Inc. *	62,330	5,127,266
Signet Jewelers Ltd.	111,400	6,432,236
Sleep Number Corp. *	67,712	1,929,115
Sonic Automotive, Inc., Class A	46,274	941,676
Sportsman’s Warehouse Holdings, Inc. *	76,900	391,421
Tailored Brands, Inc.	93,569	1,886,351
The Buckle, Inc. (a)	53,464	1,285,809
The Cato Corp., Class A	40,904	1,018,510
The Children’s Place, Inc.	30,390	3,734,931
The Container Store Group, Inc. *	29,700	196,911
Tile Shop Holdings, Inc.	77,415	642,544
Tilly’s, Inc., Class A	28,900	447,950
Weyco Group, Inc.	12,400	432,140

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Winmark Corp.	4,600	677,120
Zumiez, Inc. *	33,700	763,305
		161,527,876

Semiconductors & Semiconductor Equipment 2.6%
ACM Research, Inc., Class A *(a)	15,000	194,400
Adesto Technologies Corp. *	33,600	184,800
Advanced Energy Industries, Inc. *	73,237	4,485,034
Alpha & Omega Semiconductor Ltd. *	37,700	503,672
Ambarella, Inc. *	61,000	2,389,980
Amkor Technology, Inc. *	187,718	1,629,392
Aquantia Corp. *	39,400	502,744
Axcelis Technologies, Inc. *	59,600	1,311,200
AXT, Inc. *	75,200	567,760
Brooks Automation, Inc.	131,531	4,022,218
Cabot Microelectronics Corp.	47,924	5,772,446
CEVA, Inc. *	41,436	1,247,224
Cirrus Logic, Inc. *	120,200	5,199,852
Cohu, Inc.	53,500	1,347,130
Cree, Inc. *	190,316	8,973,399
Diodes, Inc. *	73,981	2,749,134
Entegris, Inc.	267,607	9,406,386
FormFactor, Inc. *	136,191	1,763,673
Ichor Holdings Ltd. *(a)	47,200	991,200
Impinj, Inc. *(a)	35,000	745,850
Inphi Corp. *	82,576	2,596,189
Integrated Device Technology, Inc. *	250,282	8,617,209
Kopin Corp. *	118,000	361,080
Lattice Semiconductor Corp. *	216,100	1,661,809
MACOM Technology Solutions Holdings, Inc. *	84,490	1,759,927
MaxLinear, Inc. *	116,460	2,015,923
Nanometrics, Inc. *	41,900	1,577,954
NeoPhotonics Corp. *(a)	69,563	443,116
NVE Corp.	9,000	961,380
PDF Solutions, Inc. *	54,400	571,200
Photronics, Inc. *	129,937	1,169,433
Power Integrations, Inc.	53,362	3,815,383
Rambus, Inc. *	199,300	2,463,348
Rudolph Technologies, Inc. *	60,037	1,717,058
Semtech Corp. *	122,639	5,819,221
Silicon Laboratories, Inc. *	80,590	7,676,198
SMART Global Holdings, Inc. *	18,700	570,911
SunPower Corp. *(a)	118,400	859,584
Synaptics, Inc. *	65,707	3,292,578
Ultra Clean Holdings, Inc. *	72,200	968,924
Veeco Instruments, Inc. *	91,055	1,333,956
Xcerra Corp. *	101,880	1,450,771
Xperi Corp.	92,159	1,534,447
		107,225,093

Software & Services 7.7%
8x8, Inc. *	172,300	3,437,385
A10 Networks, Inc. *	92,019	622,049
ACI Worldwide, Inc. *	216,752	5,600,872
Acxiom Corp. *	148,200	6,008,028
Agilysys, Inc. *	28,500	468,825
Alarm.com Holdings, Inc. *	57,600	2,469,312
Altair Engineering, Inc., Class A *	46,500	1,632,150
Alteryx, Inc., Class A *	52,200	2,035,278
Amber Road, Inc. *	44,100	374,850
American Software, Inc., Class A	52,300	782,408
Appfolio, Inc., Class A *	27,500	1,985,500
Apptio, Inc., Class A *	62,900	2,111,553
Asure Software, Inc. *	18,400	259,256
Avaya Holdings Corp. *	198,516	4,085,459
Benefitfocus, Inc. *	37,190	1,119,419
Security	Number of Shares	Value ($)
Blackbaud, Inc.	90,806	9,063,347
Blackline, Inc. *	60,500	2,583,350
Bottomline Technologies de, Inc. *	76,157	4,104,862
Box, Inc., Class A *	240,361	5,759,050
Brightcove, Inc. *	67,610	578,066
CACI International, Inc., Class A *	46,349	8,120,345
Carbon Black, Inc. *(a)	15,100	313,476
Carbonite, Inc. *	49,800	1,708,140
Cardlytics, Inc. *	9,800	184,436
Cardtronics plc, Class A *	74,300	1,881,276
Care.com, Inc. *	36,500	657,730
Cargurus, Inc. *	93,078	4,034,931
Cars.com, Inc. *	137,196	3,892,251
Cass Information Systems, Inc.	22,414	1,509,583
ChannelAdvisor Corp. *	49,700	690,830
Cision Ltd. *	73,200	1,103,856
Cloudera, Inc. *	193,000	2,584,270
CommVault Systems, Inc. *	74,219	4,816,813
ConvergeOne Holdings, Inc.	46,600	442,700
Convergys Corp.	171,500	4,218,900
Cornerstone OnDemand, Inc. *	100,900	4,984,460
Coupa Software, Inc. *	100,139	6,139,522
CSG Systems International, Inc.	62,200	2,529,674
Digimarc Corp. *	21,742	654,434
Ebix, Inc.	45,550	3,614,393
eGain Corp. *	32,900	427,700
Ellie Mae, Inc. *	64,402	6,389,967
Endurance International Group Holdings, Inc. *	131,402	1,077,496
Envestnet, Inc. *	83,427	4,888,822
Etsy, Inc. *	225,243	9,203,429
Everbridge, Inc. *	49,000	2,204,020
Everi Holdings, Inc. *	126,200	927,570
EVERTEC, Inc.	116,300	2,709,790
Exela Technologies, Inc. *	88,800	444,888
ExlService Holdings, Inc. *	63,392	3,780,699
Five9, Inc. *	107,437	3,427,240
ForeScout Technologies, Inc. *	53,800	1,827,048
Fusion Connect, Inc. *	38,900	155,989
Glu Mobile, Inc. *	206,658	1,101,487
Gogo, Inc. *(a)	103,600	370,888
GTT Communications, Inc. *	65,143	2,895,606
Hortonworks, Inc. *	128,100	2,231,502
HubSpot, Inc. *	68,382	8,486,206
Imperva, Inc. *	65,042	3,008,193
Information Services Group, Inc. *	70,400	288,640
Instructure, Inc. *	58,500	2,263,950
Internap Corp. *	40,375	398,905
j2 Global, Inc.	88,352	7,495,784
Leaf Group Ltd. *	32,500	380,250
Limelight Networks, Inc. *	200,300	893,338
Liquidity Services, Inc. *	47,500	334,875
LivePerson, Inc. *	105,300	2,442,960
Majesco *	9,500	74,100
ManTech International Corp., Class A	49,300	2,950,605
MAXIMUS, Inc.	122,017	7,907,922
MicroStrategy, Inc., Class A *	17,762	2,311,724
MINDBODY, Inc., Class A *	81,374	3,039,319
Mitek Systems, Inc. *	60,900	514,605
MobileIron, Inc. *	133,036	625,269
Model N, Inc. *	47,400	884,010
MoneyGram International, Inc. *	54,500	356,430
Monotype Imaging Holdings, Inc.	79,400	1,639,610
New Relic, Inc. *	83,656	8,173,191
NIC, Inc.	121,300	1,989,320
OneSpan, Inc. *	58,800	958,440
Pandora Media, Inc. *	485,600	3,272,944
Park City Group, Inc. *	25,000	206,250
Paylocity Holding Corp. *	54,045	3,134,610

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Perficient, Inc. *	64,297	1,692,297
Perspecta, Inc.	271,700	5,895,890
PFSweb, Inc. *	28,700	276,094
Presidio, Inc. *	61,300	855,748
PRGX Global, Inc. *	38,800	351,140
Progress Software Corp.	85,698	3,152,829
PROS Holdings, Inc. *	51,900	1,927,566
Q2 Holdings, Inc. *	68,466	4,049,764
QAD, Inc., Class A	19,200	956,160
Qualys, Inc. *	63,596	5,539,212
QuinStreet, Inc. *	71,500	948,090
Quotient Technology, Inc. *	149,132	2,199,697
Rapid7, Inc. *	67,200	1,868,832
Remark Holdings, Inc. *(a)	50,900	183,240
Rimini Street, Inc. *	18,800	131,600
Rosetta Stone, Inc. *	37,100	545,370
SailPoint Technologies Holding, Inc. *	72,000	1,734,480
Science Applications International Corp.	79,830	6,735,257
SecureWorks Corp., Class A *	17,800	228,196
SendGrid, Inc. *	17,000	434,010
ServiceSource International, Inc. *	144,500	505,750
ShotSpotter, Inc. *	13,500	576,045
Shutterstock, Inc. *	35,160	1,619,821
SPS Commerce, Inc. *	31,600	2,710,964
Stamps.com, Inc. *	32,653	8,522,433
Sykes Enterprises, Inc. *	73,993	2,194,632
Syntel, Inc. *	67,567	2,742,545
TechTarget, Inc. *	38,851	1,104,145
Telaria, Inc. *	82,400	307,352
Telenav, Inc. *	53,800	290,520
The Hackett Group, Inc.	45,600	822,168
The Meet Group, Inc. *	136,700	555,002
The Trade Desk, Inc., Class A *	59,620	5,027,158
TiVo Corp.	225,309	2,737,504
Travelport Worldwide Ltd.	236,986	4,479,035
Travelzoo *	9,000	117,000
TrueCar, Inc. *	170,859	1,899,952
TTEC Holdings, Inc.	26,900	864,835
Tucows, Inc., Class A *(a)	17,800	1,045,750
Unisys Corp. *	92,750	1,191,838
Upland Software, Inc. *	29,400	920,808
Varonis Systems, Inc. *	52,674	3,148,588
Verint Systems, Inc. *	119,878	5,382,522
Veritone, Inc. *	15,300	228,429
VirnetX Holding Corp. *(a)	108,500	314,650
Virtusa Corp. *	53,600	2,831,688
Web.com Group, Inc. *	75,400	1,896,310
Workiva, Inc. *	51,900	1,310,475
XO Group, Inc. *	45,900	1,293,462
Yelp, Inc. *	152,996	5,642,493
Yext, Inc. *	151,600	3,204,824
Zix Corp. *	103,700	553,758
Zscaler, Inc. *(a)	26,000	918,060
		323,924,618

Technology Hardware & Equipment 4.4%
3D Systems Corp. *(a)	204,900	2,493,633
Acacia Communications, Inc. *	51,000	1,639,140
ADTRAN, Inc.	90,200	1,465,750
Aerohive Networks, Inc. *	58,800	235,200
Anixter International, Inc. *	55,024	4,011,250
Applied Optoelectronics, Inc. *(a)	35,500	1,364,265
Avid Technology, Inc. *	46,142	258,857
AVX Corp.	87,954	1,827,684
Badger Meter, Inc.	53,380	2,783,767
Bel Fuse, Inc., Class B	17,600	396,000
Belden, Inc.	75,708	4,902,093
Benchmark Electronics, Inc.	89,594	2,168,175
Security	Number of Shares	Value ($)
CalAmp Corp. *	64,900	1,477,124
Calix, Inc. *	78,900	556,245
Casa Systems, Inc. *	26,900	409,687
Ciena Corp. *	270,674	6,875,120
Clearfield, Inc. *	21,200	274,540
Comtech Telecommunications Corp.	43,400	1,458,240
Control4 Corp. *	48,900	1,243,527
Cray, Inc. *	76,500	1,908,675
CTS Corp.	61,000	2,128,900
Daktronics, Inc.	69,000	592,710
DASAN Zhone Solutions, Inc. *	11,000	101,970
Diebold Nixdorf, Inc.	144,233	1,637,045
Digi International, Inc. *	53,700	724,950
Eastman Kodak Co. *(a)	33,200	104,580
Electro Scientific Industries, Inc. *	61,264	1,104,590
Electronics For Imaging, Inc. *	83,188	2,838,375
ePlus, Inc. *	25,400	2,505,710
Extreme Networks, Inc. *	213,900	1,818,150
Fabrinet *	67,400	2,636,688
FARO Technologies, Inc. *	31,400	2,044,140
Finisar Corp. *	217,307	3,661,623
Fitbit, Inc., Class A *	385,700	2,287,201
Harmonic, Inc. *	159,800	735,080
II-VI, Inc. *	116,600	4,570,720
Immersion Corp. *	58,079	815,429
Infinera Corp. *	278,004	2,312,993
Insight Enterprises, Inc. *	66,488	3,342,352
InterDigital, Inc.	65,395	5,391,818
Iteris, Inc. *	54,400	267,104
Itron, Inc. *	63,569	3,890,423
KEMET Corp. *	105,701	2,747,169
Kimball Electronics, Inc. *	50,300	1,023,605
Knowles Corp. *	163,397	2,836,572
KVH Industries, Inc. *	30,800	381,920
Lumentum Holdings, Inc. *	118,211	6,176,525
Maxwell Technologies, Inc. *	59,700	274,023
Mesa Laboratories, Inc.	6,300	1,274,049
Methode Electronics, Inc.	67,200	2,637,600
MTS Systems Corp.	33,875	1,847,034
Napco Security Technologies, Inc. *	21,900	346,020
NETGEAR, Inc. *	59,000	3,885,150
NetScout Systems, Inc. *	158,694	4,252,999
nLight, Inc. *	13,000	396,890
Novanta, Inc. *	61,910	3,860,088
Oclaro, Inc. *	313,500	2,652,210
OSI Systems, Inc. *	31,600	2,520,416
Par Technology Corp. *	21,200	396,016
Park Electrochemical Corp.	37,046	819,087
PC Connection, Inc.	21,700	734,545
Plantronics, Inc.	62,658	4,302,098
Plexus Corp. *	61,870	3,676,315
Quantenna Communications, Inc. *	61,900	986,067
Ribbon Communications, Inc. *	98,311	667,040
Rogers Corp. *	34,729	4,048,360
Sanmina Corp. *	128,500	3,739,350
ScanSource, Inc. *	47,405	1,955,456
Stratasys Ltd. *	94,406	1,833,364
Super Micro Computer, Inc. *	72,826	1,609,455
SYNNEX Corp.	57,400	5,537,378
Tech Data Corp. *	71,791	5,988,087
TTM Technologies, Inc. *	174,892	3,036,125
USA Technologies, Inc. *	96,300	1,295,235
VeriFone Systems, Inc. *	208,009	4,763,406
ViaSat, Inc. *	102,716	7,225,043
Viavi Solutions, Inc. *	429,230	4,343,808
Vishay Intertechnology, Inc.	250,354	6,258,850
Vishay Precision Group, Inc. *	19,400	774,060
		184,362,938

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 0.7%
ATN International, Inc.	19,500	1,245,660
Boingo Wireless, Inc. *	75,500	1,744,805
Cincinnati Bell, Inc. *	85,563	1,142,266
Cogent Communications Holdings, Inc.	78,200	4,062,490
Consolidated Communications Holdings, Inc.	130,792	1,666,290
Frontier Communications Corp. (a)	148,619	775,791
Intelsat S.A. *	74,400	1,450,800
Iridium Communications, Inc. *	181,876	3,146,455
NII Holdings, Inc. *	165,400	1,025,480
Ooma, Inc. *	37,100	597,310
ORBCOMM, Inc. *	136,700	1,306,852
pdvWireless, Inc. *	17,505	523,400
Shenandoah Telecommunications Co.	87,900	2,900,700
Spok Holdings, Inc.	36,000	522,000
Vonage Holdings Corp. *	416,321	5,333,072
Windstream Holdings, Inc. *(a)	74,196	261,170
		27,704,541

Transportation 1.4%
Air Transport Services Group, Inc. *	109,700	2,471,541
Allegiant Travel Co.	24,081	2,976,412
ArcBest Corp.	48,481	2,256,791
Atlas Air Worldwide Holdings, Inc. *	45,086	3,023,016
Avis Budget Group, Inc. *	129,342	4,507,569
Costamare, Inc.	87,800	609,332
Covenant Transportation Group, Inc., Class A *	23,794	689,550
Daseke, Inc. *	76,700	666,523
Eagle Bulk Shipping, Inc. *	93,048	535,026
Echo Global Logistics, Inc. *	52,175	1,797,429
Forward Air Corp.	55,282	3,532,520
Genco Shipping & Trading Ltd. *	16,900	250,965
Hawaiian Holdings, Inc.	95,378	3,824,658
Heartland Express, Inc.	88,500	1,698,315
Hertz Global Holdings, Inc. *	104,400	1,590,012
Hub Group, Inc., Class A *	61,098	2,834,947
Marten Transport Ltd.	74,608	1,630,185
Matson, Inc.	79,231	2,852,316
P.A.M. Transportation Services, Inc. *	4,100	223,655
Radiant Logistics, Inc. *	67,754	270,338
Safe Bulkers, Inc. *	97,600	324,032
Saia, Inc. *	48,600	3,662,010
Scorpio Bulkers, Inc.	105,875	799,356
SkyWest, Inc.	95,986	5,749,561
Spirit Airlines, Inc. *	129,226	5,613,577
Universal Logistics Holdings, Inc.	15,847	530,875
USA Truck, Inc. *	14,700	320,754
Werner Enterprises, Inc.	89,949	3,350,600
YRC Worldwide, Inc. *	66,000	642,840
		59,234,705

Utilities 3.1%
ALLETE, Inc.	97,206	7,536,381
American States Water Co.	69,400	4,172,328
AquaVenture Holdings Ltd. *	20,900	345,686
Artesian Resources Corp., Class A	14,600	538,594
Atlantic Power Corp. *	214,100	471,020
Avista Corp.	123,319	6,237,475
Black Hills Corp.	100,887	6,050,193
Cadiz, Inc. *(a)	42,600	570,840
California Water Service Group	89,674	3,685,601
Chesapeake Utilities Corp.	29,700	2,490,345
Connecticut Water Service, Inc.	22,900	1,475,218
Consolidated Water Co., Ltd.	27,876	391,658
Security	Number of Shares	Value ($)
El Paso Electric Co.	76,407	4,760,156
Global Water Resources, Inc.	21,700	205,933
IDACORP, Inc.	95,141	8,966,088
MGE Energy, Inc.	65,840	4,213,760
Middlesex Water Co.	29,785	1,319,178
New Jersey Resources Corp.	164,000	7,585,000
Northwest Natural Gas Co.	53,795	3,504,744
NorthWestern Corp.	93,696	5,558,984
NRG Yield, Inc., Class A	67,733	1,251,706
NRG Yield, Inc., Class C	123,224	2,291,966
ONE Gas, Inc.	98,000	7,549,920
Ormat Technologies, Inc.	75,373	4,088,985
Otter Tail Corp.	73,653	3,564,805
Pattern Energy Group, Inc., Class A	150,900	2,802,213
PNM Resources, Inc.	150,100	5,906,435
Portland General Electric Co.	167,877	7,614,901
Pure Cycle Corp. *	30,700	333,095
RGC Resources, Inc.	14,400	408,528
SJW Group.	32,200	2,082,696
South Jersey Industries, Inc.	161,560	5,481,731
Southwest Gas Holdings, Inc. *	90,796	7,100,247
Spark Energy, Inc., Class A	20,700	176,985
Spire, Inc.	92,671	6,635,244
TerraForm Power, Inc., Class A	136,400	1,395,372
The York Water Co.	23,900	740,900
Unitil Corp.	27,100	1,379,661
		130,884,572
Total Common Stock
(Cost $2,893,670,089)		4,186,898,261

Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(b)	174,886	14,883

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(b)	224,713	635,938
Omthera Pharmaceutical CVR *(b)	8,400	—
Tobira Therapeutics, Inc. *(b)	14,029	145,384
		781,322
Total Rights
(Cost $250,273)		796,205

Other Investment Company 2.4% of net assets

Securities Lending Collateral 2.4%
Wells Fargo Government Money Market Fund, Select Class 1.83% (c)	99,735,056	99,735,056
Total Other Investment Company
(Cost $99,735,056)		99,735,056
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Sumitomo Mitsui Banking Corp.
1.27%, 08/01/18 (d)	15,789,795	15,789,795
Total Short-Term Investment
(Cost $15,789,795)		15,789,795

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini expires 09/21/18	394	32,946,280	(166,161)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $98,804,915.
(b)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,617,143,652	$—	$—	$3,617,143,652
Materials	184,982,671	—	— *	184,982,671
Pharmaceuticals, Biotechnology & Life Sciences	380,860,040	—	3,911,898	384,771,938
Rights [1]
Media	—	—	14,883	14,883
Pharmaceuticals, Biotechnology & Life Sciences	—	—	781,322 *	781,322
Other Investment Company[1]	99,735,056	—	—	99,735,056
Short-Term Investment[1]	—	15,789,795	—	15,789,795
Liabilities
Futures Contracts[2]	(166,161)	—	—	(166,161)
Total	$4,282,555,258	$15,789,795	$4,708,103	$4,303,053,156
*	Level 3 amount shown includes securities determined to have no value at July 31, 2018.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted market price was available. There were no transfers between any other levels for the period ended July 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Total Stock Market Index Fund®

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.9%
Adient plc	26,996	1,285,820
American Axle & Manufacturing Holdings, Inc. *	32,208	538,518
Aptiv plc	76,996	7,550,998
Autoliv, Inc.	25,394	2,601,869
BorgWarner, Inc.	56,569	2,603,305
Cooper Tire & Rubber Co.	16,286	464,965
Cooper-Standard Holding, Inc. *	4,777	643,940
Dana, Inc.	42,583	909,147
Delphi Technologies plc	26,547	1,199,128
Dorman Products, Inc. *	9,233	689,521
Ford Motor Co.	1,140,085	11,446,454
Fox Factory Holding Corp. *	11,216	557,435
General Motors Co.	372,177	14,109,230
Gentex Corp.	77,800	1,804,960
Gentherm, Inc. *	11,532	522,400
Harley-Davidson, Inc.	50,079	2,147,888
Horizon Global Corp. *	7,128	49,540
LCI Industries	7,233	665,074
Lear Corp.	18,952	3,413,824
Modine Manufacturing Co. *	17,500	305,375
Motorcar Parts of America, Inc. *	5,552	119,923
Standard Motor Products, Inc.	5,718	278,695
Stoneridge, Inc. *	7,541	256,394
Strattec Security Corp.	1,500	49,500
Superior Industries International, Inc.	7,091	130,120
Tenneco, Inc.	15,201	700,766
Tesla, Inc. *(a)	39,395	11,745,225
The Goodyear Tire & Rubber Co.	68,022	1,646,813
Thor Industries, Inc.	14,504	1,375,704
Tower International, Inc.	8,203	264,957
Veoneer, Inc. *	25,394	1,328,106
Visteon Corp. *	8,264	967,549
VOXX International Corp. *	9,100	47,775
Winnebago Industries, Inc.	9,427	376,137
		72,797,055

Banks 6.6%
1st Source Corp.	5,295	299,485
Access National Corp.	5,827	161,874
Allegiance Bancshares, Inc. *	4,113	184,879
American National Bankshares, Inc.	2,276	91,723
Ameris Bancorp	11,839	551,697
Ames National Corp.	4,016	126,303
Arrow Financial Corp.	6,062	234,599
Associated Banc-Corp.	47,677	1,287,279
Atlantic Capital Bancshares, Inc. *	7,985	142,532
Banc of California, Inc.	10,980	219,600
BancFirst Corp.	5,588	347,015
BancorpSouth Bank	23,409	770,156
Bank of America Corp.	2,750,867	84,946,773
Bank of Hawaii Corp.	11,542	929,016
Security	Number of Shares	Value ($)
Bank of Marin Bancorp	1,871	166,238
Bank OZK	34,280	1,402,052
BankFinancial Corp.	4,321	72,334
BankUnited, Inc.	29,596	1,150,101
Banner Corp.	10,170	640,405
Bar Harbor Bankshares	5,502	159,393
BB&T Corp.	226,899	11,528,738
Beneficial Bancorp, Inc.	27,559	447,834
Berkshire Hills Bancorp, Inc.	12,488	507,013
Blue Hills Bancorp, Inc.	10,353	226,731
BofI Holding, Inc. *	16,578	646,874
BOK Financial Corp.	7,584	738,151
Boston Private Financial Holdings, Inc.	28,203	406,123
Bridge Bancorp, Inc.	8,000	286,400
Brookline Bancorp, Inc.	26,142	475,784
Bryn Mawr Bank Corp.	7,352	359,145
BSB Bancorp, Inc. *	2,391	80,577
Byline Bancorp, Inc. *	4,600	103,684
Cadence BanCorp	12,095	329,347
Cambridge Bancorp	1,017	91,479
Camden National Corp.	5,941	273,880
Capital City Bank Group, Inc.	5,225	126,550
Capitol Federal Financial, Inc.	46,563	608,578
Carolina Financial Corp.	5,000	208,750
Cathay General Bancorp	21,655	900,631
CenterState Bank Corp.	17,031	472,610
Central Pacific Financial Corp.	14,622	402,982
Central Valley Community Bancorp	2,967	63,761
Century Bancorp, Inc., Class A	1,223	94,599
Charter Financial Corp.	3,982	89,953
Chemical Financial Corp.	20,770	1,179,736
CIT Group, Inc.	33,322	1,763,733
Citigroup, Inc.	742,983	53,413,048
Citizens & Northern Corp.	3,429	92,857
Citizens Financial Group, Inc.	141,014	5,609,537
City Holding Co.	5,853	471,049
Civista Bancshares, Inc.	2,596	64,199
CNB Financial Corp.	5,361	166,245
CoBiz Financial, Inc.	15,187	332,595
Codorus Valley Bancorp, Inc.	2,566	80,136
Columbia Banking System, Inc.	22,172	907,500
Columbia Financial, Inc. *	14,328	240,567
Comerica, Inc.	50,159	4,862,413
Commerce Bancshares, Inc.	25,590	1,709,412
Community Bank System, Inc.	15,067	952,988
Community Trust Bancorp, Inc.	7,256	354,274
ConnectOne Bancorp, Inc.	8,775	217,620
Cullen/Frost Bankers, Inc.	16,412	1,813,362
Customers Bancorp, Inc. *	10,510	267,690
CVB Financial Corp.	28,452	680,572
Dime Community Bancshares, Inc.	12,880	221,536
Eagle Bancorp, Inc. *	9,183	496,341
East West Bancorp, Inc.	43,447	2,812,759
Enterprise Bancorp, Inc.	2,405	91,366
Enterprise Financial Services Corp.	6,416	360,900
Equity Bancshares, Inc., Class A *	5,288	214,164
Essent Group Ltd. *	24,014	922,138

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Evans Bancorp, Inc.	1,382	64,747
F.N.B. Corp.	88,257	1,132,337
Farmers & Merchants Bancorp, Inc.	2,641	123,176
Farmers Capital Bank Corp.	2,000	112,600
Farmers National Banc Corp.	7,093	113,311
FB Financial Corp.	5,492	233,740
FCB Financial Holdings, Inc., Class A *	13,382	682,482
Federal Agricultural Mortgage Corp., Class C	3,639	343,121
Fidelity Southern Corp.	6,757	161,695
Fifth Third Bancorp	199,271	5,896,429
Financial Institutions, Inc.	4,649	147,373
First BanCorp *	58,649	482,095
First Bancorp (North Carolina)	10,445	432,632
First Bancorp, Inc.	2,818	85,949
First Busey Corp.	15,544	493,056
First Business Financial Services, Inc.	2,369	56,287
First Choice Bancorp (a)	2,370	68,019
First Citizens BancShares, Inc., Class A	2,673	1,087,430
First Commonwealth Financial Corp.	29,418	496,282
First Community Bancshares, Inc.	5,897	191,829
First Connecticut Bancorp, Inc.	5,039	156,713
First Defiance Financial Corp.	7,044	226,535
First Financial Bancorp	28,754	872,684
First Financial Bankshares, Inc.	20,900	1,182,940
First Financial Corp.	4,891	251,397
First Foundation, Inc. *	9,385	147,532
First Hawaiian, Inc.	21,346	603,238
First Horizon National Corp.	94,418	1,689,138
First Internet Bancorp	2,567	81,631
First Interstate BancSystem, Inc., Class A	7,972	343,992
First Merchants Corp.	15,662	739,246
First Mid-Illinois Bancshares, Inc.	3,252	131,088
First Midwest Bancorp, Inc.	30,410	811,035
First Republic Bank	47,148	4,661,051
First United Corp.	2,475	46,283
Flagstar Bancorp, Inc. *	7,900	268,995
Flushing Financial Corp.	11,553	289,749
Franklin Financial Network, Inc. *	3,791	148,418
Fulton Financial Corp.	53,140	921,979
German American Bancorp, Inc.	9,028	330,786
Glacier Bancorp, Inc.	24,092	1,028,728
Great Southern Bancorp, Inc.	4,339	256,218
Great Western Bancorp, Inc.	17,159	718,104
Green Bancorp, Inc.	9,900	240,570
Guaranty Bancorp	7,390	222,070
Hancock Whitney Corp.	24,598	1,236,050
Hanmi Financial Corp.	10,129	253,731
HarborOne Bancorp, Inc. *	11,107	203,813
Heartland Financial USA, Inc.	9,104	534,860
Heritage Commerce Corp.	16,455	250,610
Heritage Financial Corp.	9,356	327,928
Hilltop Holdings, Inc.	20,937	435,490
Hingham Institution for Savings	534	118,051
Home Bancorp, Inc.	1,946	88,718
Home BancShares, Inc.	48,375	1,121,816
HomeStreet, Inc. *	7,462	220,875
HomeTrust Bancshares, Inc. *	6,004	174,716
Hope Bancorp, Inc.	36,553	613,359
Horizon Bancorp, Inc.	12,027	252,687
Huntington Bancshares, Inc.	324,103	5,004,150
IBERIABANK Corp.	15,558	1,292,870
Impac Mortgage Holdings, Inc. *	6,236	55,002
Independent Bank Corp., Massachusetts	9,007	796,219
Independent Bank Corp., Michigan	7,335	179,708
Independent Bank Group, Inc.	6,088	408,505
International Bancshares Corp.	18,545	824,325
Investar Holding Corp.	2,526	67,697
Investors Bancorp, Inc.	69,260	867,135
Security	Number of Shares	Value ($)
JPMorgan Chase & Co.	993,771	114,233,976
Kearny Financial Corp.	30,708	440,660
KeyCorp	308,424	6,436,809
Lakeland Bancorp, Inc.	15,000	291,000
Lakeland Financial Corp.	9,805	475,444
LegacyTexas Financial Group, Inc.	12,819	561,857
LendingTree, Inc. *	2,279	544,225
Live Oak Bancshares, Inc.	7,662	217,984
M&T Bank Corp.	41,656	7,221,068
Macatawa Bank Corp.	7,240	88,835
MB Financial, Inc.	24,057	1,165,562
MBT Financial Corp.	6,276	71,546
Mercantile Bank Corp.	5,500	195,360
Meridian Bancorp, Inc.	15,771	288,609
Meta Financial Group, Inc.	2,434	217,721
MGIC Investment Corp. *	108,164	1,349,887
Midland States Bancorp, Inc.	7,038	237,040
MidWestOne Financial Group, Inc.	3,261	104,874
MutualFirst Financial, Inc.	2,000	76,800
National Bank Holdings Corp., Class A	7,997	316,521
National Bankshares, Inc.	2,688	127,008
National Commerce Corp. *	4,184	182,422
NBT Bancorp, Inc.	12,744	512,819
New York Community Bancorp, Inc.	145,685	1,569,027
Nicolet Bankshares, Inc. *	2,665	147,508
NMI Holdings, Inc., Class A *	19,621	410,079
Northfield Bancorp, Inc.	15,765	262,645
Northrim BanCorp, Inc.	2,596	104,619
Northwest Bancshares, Inc.	32,246	581,073
OceanFirst Financial Corp.	10,738	313,227
Ocwen Financial Corp. *	44,820	178,384
OFG Bancorp	12,812	213,320
Old Line Bancshares, Inc.	4,758	163,104
Old National Bancorp	46,217	898,921
Old Second Bancorp, Inc.	10,602	164,331
Opus Bank	7,454	210,948
Oritani Financial Corp.	10,694	171,104
Pacific Premier Bancorp, Inc. *	10,752	397,824
PacWest Bancorp	34,577	1,736,457
Park National Corp.	4,258	466,336
PCSB Financial Corp.	6,385	125,657
Peapack-Gladstone Financial Corp.	5,216	171,502
PennyMac Financial Services, Inc., Class A *	5,375	102,931
People’s United Financial, Inc.	99,268	1,809,656
People’s Utah Bancorp	5,381	195,599
Peoples Bancorp, Inc.	6,847	247,998
Peoples Financial Services Corp.	1,905	87,821
PHH Corp. *	9,904	107,656
Pinnacle Financial Partners, Inc.	21,034	1,314,625
Popular, Inc.	29,965	1,487,163
Preferred Bank	5,001	311,262
Premier Financial Bancorp, Inc.	2,404	45,700
Prosperity Bancshares, Inc.	20,413	1,431,972
Provident Bancorp, Inc. *	2,768	75,982
Provident Financial Services, Inc.	23,306	595,235
QCR Holdings, Inc.	5,597	243,190
Radian Group, Inc.	61,817	1,183,796
Regions Financial Corp.	327,468	6,094,179
Renasant Corp.	16,175	722,699
Republic Bancorp, Inc., Class A	4,020	192,437
Republic First Bancorp, Inc. *	17,184	135,754
S&T Bancorp, Inc.	12,214	546,699
Sandy Spring Bancorp, Inc.	10,545	412,415
Seacoast Banking Corp. of Florida *	13,333	390,790
ServisFirst Bancshares, Inc.	14,569	615,540
Shore Bancshares, Inc.	4,629	89,432
Sierra Bancorp	2,800	82,712
Signature Bank	15,900	1,744,389

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Simmons First National Corp., Class A	23,940	713,412
South State Corp.	11,639	974,184
Southern First Bancshares, Inc. *	1,875	82,406
Southern Missouri Bancorp, Inc.	1,975	78,289
Southern National Bancorp of Virginia, Inc.	6,730	118,044
Southside Bancshares, Inc.	10,547	361,657
State Bank Financial Corp.	11,712	368,342
Sterling Bancorp	63,028	1,399,222
Stock Yards Bancorp, Inc.	7,278	277,656
Summit Financial Group, Inc.	2,653	67,917
SunTrust Banks, Inc.	135,079	9,735,144
SVB Financial Group *	15,613	4,806,930
Synovus Financial Corp.	32,440	1,603,185
TCF Financial Corp.	47,235	1,186,071
Territorial Bancorp, Inc.	2,571	78,416
Texas Capital Bancshares, Inc. *	13,982	1,269,566
TFS Financial Corp.	26,200	398,764
The Bancorp, Inc. *	15,734	152,777
The First Bancshares, Inc.	3,371	129,952
The First of Long Island Corp.	9,000	196,200
The PNC Financial Services Group, Inc.	136,043	19,703,108
Timberland Bancorp, Inc.	929	33,648
Tompkins Financial Corp.	4,024	344,776
Towne Bank	20,787	671,420
TriCo Bancshares	8,733	339,015
TriState Capital Holdings, Inc. *	7,935	233,289
Triumph Bancorp, Inc. *	6,748	258,786
TrustCo Bank Corp.	39,231	357,002
Trustmark Corp.	20,089	706,932
U.S. Bancorp	452,845	24,005,313
UMB Financial Corp.	12,974	932,701
Umpqua Holdings Corp.	63,695	1,356,703
Union Bankshares Corp.	15,474	626,852
United Bankshares, Inc.	29,927	1,105,803
United Community Banks, Inc.	22,033	661,651
United Community Financial Corp.	18,657	194,966
United Financial Bancorp, Inc.	19,402	339,729
Univest Corp. of Pennsylvania	10,769	293,994
Valley National Bancorp	71,499	832,963
Veritex Holdings, Inc. *	7,354	226,650
Walker & Dunlop, Inc.	8,850	524,451
Washington Federal, Inc.	23,242	779,769
Washington Trust Bancorp, Inc.	4,849	283,424
Waterstone Financial, Inc.	9,659	164,203
Webster Financial Corp.	26,755	1,726,500
Wells Fargo & Co.	1,279,074	73,278,149
WesBanco, Inc.	15,034	734,712
West Bancorp, Inc.	6,740	167,152
Westamerica Bancorp	8,429	505,909
Western Alliance Bancorp *	27,685	1,570,293
Western New England Bancorp, Inc.	10,349	112,287
Wintrust Financial Corp.	15,847	1,390,257
WSFS Financial Corp.	11,624	659,081
Zions Bancorp	58,371	3,017,781
		563,804,518

Capital Goods 7.4%
3M Co.	172,729	36,673,821
A.O. Smith Corp.	41,440	2,466,923
AAON, Inc.	13,579	512,607
AAR Corp.	9,466	448,783
Actuant Corp., Class A	19,666	561,464
Acuity Brands, Inc.	12,198	1,695,888
Advanced Drainage Systems, Inc.	11,226	313,767
AECOM *	45,548	1,528,591
Aegion Corp. *	12,259	303,778
Aerojet Rocketdyne Holdings, Inc. *	22,697	764,889
Aerovironment, Inc. *	5,775	425,098
Security	Number of Shares	Value ($)
AGCO Corp.	18,730	1,180,365
Air Lease Corp.	27,039	1,188,634
Aircastle Ltd.	16,101	333,774
Alamo Group, Inc.	3,373	313,689
Albany International Corp., Class A	9,212	609,374
Allegion plc	27,195	2,217,480
Allied Motion Technologies, Inc.	1,959	89,879
Allison Transmission Holdings, Inc.	36,768	1,728,096
Altra Industrial Motion Corp.	8,454	371,131
Ameresco, Inc., Class A *	5,440	72,896
American Railcar Industries, Inc.	2,302	104,902
American Woodmark Corp. *	4,000	333,800
AMETEK, Inc.	67,219	5,229,638
Apogee Enterprises, Inc.	9,481	481,256
Applied Industrial Technologies, Inc.	11,568	863,551
Arconic, Inc.	123,680	2,682,619
Argan, Inc.	4,073	156,403
Armstrong Flooring, Inc. *	4,247	55,508
Armstrong World Industries, Inc. *	14,917	1,012,864
Astec Industries, Inc.	5,700	280,041
Astronics Corp. *	8,010	328,490
Atkore International Group, Inc. *	11,780	278,715
Axon Enterprise, Inc. *	16,382	1,112,829
AZZ, Inc.	9,021	488,938
Babcock & Wilcox Enterprises, Inc. *	61,677	132,606
Barnes Group, Inc.	14,308	970,798
Beacon Roofing Supply, Inc. *	19,373	815,216
Blue Bird Corp. *	3,260	73,513
BlueLinx Holdings, Inc. *	2,241	76,351
BMC Stock Holdings, Inc. *	18,769	412,918
Briggs & Stratton Corp.	15,815	279,767
Builders FirstSource, Inc. *	33,776	605,604
BWX Technologies, Inc.	28,623	1,882,248
CAI International, Inc. *	4,600	105,616
Carlisle Cos., Inc.	18,099	2,223,281
Caterpillar, Inc.	174,707	25,122,867
Chart Industries, Inc. *	9,200	718,428
CIRCOR International, Inc.	7,687	340,918
Colfax Corp. *	28,713	927,430
Columbus McKinnon Corp.	5,837	240,251
Comfort Systems USA, Inc.	11,606	644,713
Commercial Vehicle Group, Inc. *	7,300	51,173
Continental Building Products, Inc. *	10,633	339,193
Crane Co.	15,778	1,429,013
CSW Industrials, Inc. *	4,866	263,981
Cubic Corp.	7,954	541,667
Cummins, Inc.	45,129	6,444,872
Curtiss-Wright Corp.	12,793	1,701,853
Deere & Co.	95,029	13,759,249
DMC Global, Inc.	4,394	180,374
Donaldson Co., Inc.	37,795	1,802,822
Douglas Dynamics, Inc.	6,511	319,690
Dover Corp.	45,062	3,739,245
Ducommun, Inc. *	3,200	106,656
DXP Enterprises, Inc. *	4,731	195,580
Dycom Industries, Inc. *	9,065	808,235
Eaton Corp. plc	127,135	10,573,818
EMCOR Group, Inc.	17,026	1,310,151
Emerson Electric Co.	183,844	13,288,244
Encore Wire Corp.	7,393	360,409
Energous Corp. *(a)	5,300	72,716
Energy Recovery, Inc. *(a)	9,780	79,120
EnerSys	12,647	1,037,939
Engility Holdings, Inc. *	5,477	189,504
Enphase Energy, Inc. *	20,657	122,909
EnPro Industries, Inc.	5,490	419,381
ESCO Technologies, Inc.	8,457	526,448
Esterline Technologies Corp. *	8,194	698,948
Evoqua Water Technologies Corp. *	16,858	359,750

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Fastenal Co.	84,745	4,824,533
Federal Signal Corp.	18,109	430,089
Flowserve Corp.	37,689	1,670,753
Fluor Corp.	40,178	2,059,122
Fortive Corp.	89,783	7,369,389
Fortune Brands Home & Security, Inc.	39,945	2,316,810
Franklin Electric Co., Inc.	12,105	598,592
Gardner Denver Holdings, Inc. *	21,263	608,334
Gates Industrial Corp. plc *	12,500	194,625
GATX Corp.	11,054	910,186
Generac Holdings, Inc. *	17,741	953,579
General Dynamics Corp.	80,710	16,122,630
General Electric Co.	2,540,604	34,628,433
Gibraltar Industries, Inc. *	10,558	458,745
Global Brass & Copper Holdings, Inc.	6,304	207,717
GMS, Inc. *	10,209	267,884
Graco, Inc.	48,543	2,239,774
GrafTech International Ltd.	10,428	221,074
Graham Corp.	2,809	74,804
Granite Construction, Inc.	14,427	778,337
Great Lakes Dredge & Dock Corp. *	19,016	102,686
Griffon Corp.	9,621	172,216
H&E Equipment Services, Inc.	8,366	307,785
Harris Corp.	34,852	5,748,837
Harsco Corp. *	23,810	603,584
HC2 Holdings, Inc. *	11,019	63,690
HD Supply Holdings, Inc. *	53,089	2,334,854
HEICO Corp.	13,901	1,061,619
HEICO Corp., Class A	19,177	1,241,711
Herc Holdings, Inc. *	8,918	506,721
Hexcel Corp.	25,836	1,782,942
Hillenbrand, Inc.	18,595	933,469
Honeywell International, Inc.	217,264	34,686,198
Hubbell, Inc.	15,710	1,936,257
Huntington Ingalls Industries, Inc.	12,945	3,016,832
Hurco Cos., Inc.	2,000	88,600
Hyster-Yale Materials Handling, Inc.	3,600	236,736
IDEX Corp.	22,561	3,464,918
IES Holdings, Inc. *	303	5,439
Illinois Tool Works, Inc.	88,773	12,723,834
Ingersoll-Rand plc	72,078	7,100,404
Insteel Industries, Inc.	5,095	209,557
ITT, Inc.	25,227	1,429,614
Jacobs Engineering Group, Inc.	33,990	2,298,744
JELD-WEN Holding, Inc. *	20,479	561,944
John Bean Technologies Corp.	9,183	1,015,640
Johnson Controls International plc	270,524	10,147,355
Kadant, Inc.	3,843	371,234
Kaman Corp.	8,429	558,168
KBR, Inc.	41,092	821,018
Kennametal, Inc.	23,212	904,340
KLX, Inc. *	14,712	1,074,712
Kratos Defense & Security Solutions, Inc. *	23,630	305,300
L.B. Foster Co., Class A *	3,286	80,671
L3 Technologies, Inc.	23,211	4,977,367
Lawson Products, Inc. *	2,101	56,832
Lennox International, Inc.	10,501	2,279,557
Lincoln Electric Holdings, Inc.	17,042	1,600,925
Lindsay Corp.	3,100	291,834
Lockheed Martin Corp.	72,639	23,687,578
Lydall, Inc. *	5,500	255,200
Masco Corp.	88,532	3,570,496
Masonite International Corp. *	8,652	590,499
MasTec, Inc. *	18,612	866,389
Mercury Systems, Inc. *	15,234	635,715
Meritor, Inc. *	27,700	570,620
Milacron Holdings Corp. *	14,339	298,968
Miller Industries, Inc.	4,910	127,906
Moog, Inc., Class A	10,366	777,554
Security	Number of Shares	Value ($)
MRC Global, Inc. *	25,370	574,631
MSC Industrial Direct Co., Inc., Class A	13,299	1,125,494
Mueller Industries, Inc.	15,843	524,562
Mueller Water Products, Inc., Class A	45,978	567,828
MYR Group, Inc. *	4,813	177,552
National Presto Industries, Inc.	1,664	207,418
Navistar International Corp. *	20,382	877,853
NCI Building Systems, Inc. *	14,252	227,319
Nexeo Solutions, Inc. *	17,416	158,137
NN, Inc.	7,751	166,647
Nordson Corp.	14,942	2,003,872
Northrop Grumman Corp.	51,043	15,337,911
NOW, Inc. *	34,953	522,547
NV5 Global, Inc. *	2,552	192,166
nVent Electric plc *	46,320	1,269,168
Omega Flex, Inc.	1,832	169,057
Orion Group Holdings, Inc. *	8,139	74,635
Oshkosh Corp.	21,651	1,629,238
Owens Corning	34,329	2,135,950
PACCAR, Inc.	102,986	6,768,240
Park-Ohio Holdings Corp.	3,600	134,820
Parker-Hannifin Corp.	38,751	6,550,857
Patrick Industries, Inc. *	7,425	454,781
Pentair plc	48,276	2,155,523
PGT Innovations, Inc. *	14,061	337,464
Plug Power, Inc. *(a)	54,966	109,932
Powell Industries, Inc.	4,062	148,872
Preformed Line Products Co.	1,000	87,800
Primoris Services Corp.	13,954	376,898
Proto Labs, Inc. *	7,517	936,994
Quanex Building Products Corp.	10,061	178,080
Quanta Services, Inc. *	43,012	1,465,419
Raven Industries, Inc.	11,752	455,978
Raytheon Co.	83,905	16,615,707
RBC Bearings, Inc. *	7,384	1,073,486
Regal Beloit Corp.	12,670	1,088,987
REV Group, Inc. (a)	7,500	128,775
Rexnord Corp. *	30,398	919,236
Rockwell Automation, Inc.	36,583	6,861,507
Rockwell Collins, Inc.	47,093	6,545,456
Roper Technologies, Inc.	30,022	9,063,642
Rush Enterprises, Inc., Class A *	11,394	513,755
Sensata Technologies Holding plc *	50,137	2,725,949
Simpson Manufacturing Co., Inc.	12,175	888,288
SiteOne Landscape Supply, Inc. *	11,949	1,065,373
Snap-on, Inc.	16,712	2,834,188
Spartan Motors, Inc.	9,445	139,314
Spirit AeroSystems Holdings, Inc., Class A	32,617	3,041,535
SPX Corp. *	13,882	515,022
SPX FLOW, Inc. *	13,487	640,902
Standex International Corp.	4,408	456,889
Stanley Black & Decker, Inc.	44,604	6,666,960
Sterling Construction Co., Inc. *	7,334	98,496
Sun Hydraulics Corp.	9,064	471,872
Sunrun, Inc. *	19,194	271,403
Systemax, Inc.	3,800	169,936
Teledyne Technologies, Inc. *	10,530	2,310,493
Tennant Co.	5,863	476,955
Terex Corp.	20,670	911,960
Textron, Inc.	74,500	5,086,115
The Boeing Co.	160,050	57,025,815
The Gorman-Rupp Co.	7,633	288,833
The Greenbrier Cos., Inc.	9,176	519,820
The KeyW Holding Corp. *	15,259	135,347
The Manitowoc Co., Inc. *	12,331	326,648
The Middleby Corp. *	16,054	1,645,214
The Timken Co.	19,993	984,655
The Toro Co.	30,825	1,855,357
Thermon Group Holdings, Inc. *	13,040	326,913

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Titan International, Inc.	13,787	146,004
Titan Machinery, Inc. *	7,999	121,105
TPI Composites, Inc. *	4,332	133,512
TransDigm Group, Inc.	14,243	5,348,816
Trex Co., Inc. *	17,406	1,353,142
TriMas Corp. *	15,539	459,954
Trinity Industries, Inc.	44,180	1,683,258
Triton International Ltd.	14,381	506,211
Triumph Group, Inc.	16,938	353,157
Tutor Perini Corp. *	14,469	267,677
Twin Disc, Inc. *	3,405	89,245
United Rentals, Inc. *	24,748	3,682,502
United Technologies Corp.	216,466	29,383,095
Univar, Inc. *	34,000	934,660
Universal Forest Products, Inc.	18,062	665,404
USG Corp. *	25,360	1,096,059
Valmont Industries, Inc.	6,716	937,889
Vectrus, Inc. *	3,418	107,359
Veritiv Corp. *	3,278	125,547
Vicor Corp. *	5,690	327,460
W.W. Grainger, Inc.	14,888	5,159,585
Wabash National Corp.	19,725	390,555
WABCO Holdings, Inc. *	14,444	1,815,322
Wabtec Corp.	24,495	2,702,288
Watsco, Inc.	9,012	1,554,660
Watts Water Technologies, Inc., Class A	8,825	754,979
Welbilt, Inc. *	39,369	897,613
Wesco Aircraft Holdings, Inc. *	20,800	248,560
WESCO International, Inc. *	13,539	825,879
Willscot Corp. *	12,500	208,750
Woodward, Inc.	16,461	1,369,720
Xylem, Inc.	51,686	3,957,080
		629,327,918

Commercial & Professional Services 1.0%
ABM Industries, Inc.	17,691	551,959
Acacia Research Corp. *	15,357	58,357
ACCO Brands Corp.	34,735	444,608
ADT, Inc. (a)	31,000	279,310
Advanced Disposal Services, Inc. *	11,718	288,263
ARC Document Solutions, Inc. *	17,626	45,475
ASGN, Inc. *	14,500	1,309,350
Barrett Business Services, Inc.	2,034	186,884
Brady Corp., Class A	14,597	558,335
Casella Waste Systems, Inc., Class A *	14,113	388,954
CBIZ, Inc. *	15,664	344,608
Cintas Corp.	24,765	5,063,947
Clean Harbors, Inc. *	15,064	857,594
Copart, Inc. *	59,045	3,388,593
CoStar Group, Inc. *	10,486	4,360,603
Covanta Holding Corp.	39,133	704,394
CRA International, Inc.	2,572	139,197
Deluxe Corp.	14,100	830,913
Ennis, Inc.	10,993	239,098
Equifax, Inc.	35,016	4,394,508
Essendant, Inc.	11,610	193,074
Exponent, Inc.	15,952	780,053
Forrester Research, Inc.	3,376	156,140
Franklin Covey Co. *	3,246	82,935
FTI Consulting, Inc. *	11,069	874,008
GP Strategies Corp. *	5,086	96,125
Healthcare Services Group, Inc.	21,965	884,311
Heidrick & Struggles International, Inc.	7,159	292,803
Heritage-Crystal Clean, Inc. *	3,533	85,145
Herman Miller, Inc.	18,448	698,257
Hill International, Inc. *	12,487	68,679
HNI Corp.	14,898	644,636
Huron Consulting Group, Inc. *	8,180	357,057
Security	Number of Shares	Value ($)
ICF International, Inc.	5,209	383,643
IHS Markit Ltd. *	102,492	5,435,151
InnerWorkings, Inc. *	14,385	127,451
Insperity, Inc.	11,050	1,050,855
Interface, Inc.	19,952	446,925
KAR Auction Services, Inc.	38,335	2,279,016
Kelly Services, Inc., Class A	8,553	207,752
Kforce, Inc.	7,105	268,569
Kimball International, Inc., Class B	11,882	191,894
Knoll, Inc.	13,937	314,279
Korn/Ferry International	16,507	1,089,132
LSC Communications, Inc.	9,950	149,449
ManpowerGroup, Inc.	19,925	1,858,205
Matthews International Corp., Class A	10,170	534,433
McGrath RentCorp	6,705	398,143
Mistras Group, Inc. *	9,500	199,880
Mobile Mini, Inc.	12,899	550,142
MSA Safety, Inc.	10,100	1,018,888
Multi-Color Corp.	3,869	256,708
Navigant Consulting, Inc. *	14,000	304,640
Nielsen Holdings plc	95,904	2,259,498
NL Industries, Inc. *	2,728	23,324
PICO Holdings, Inc. *	7,559	91,464
Pitney Bowes, Inc.	56,836	496,178
Quad Graphics, Inc.	9,800	201,488
Reis, Inc.	4,049	86,446
Republic Services, Inc.	63,883	4,630,240
Resources Connection, Inc.	11,300	179,670
Robert Half International, Inc.	36,083	2,733,648
Rollins, Inc.	28,841	1,584,525
RR Donnelley & Sons Co.	19,875	117,263
SP Plus Corp. *	8,505	331,695
Steelcase, Inc., Class A	29,265	402,394
Stericycle, Inc. *	24,369	1,702,418
Team, Inc. *	8,225	179,305
Tetra Tech, Inc.	15,645	951,216
The Brink’s Co.	15,469	1,235,200
The Dun & Bradstreet Corp.	10,590	1,333,175
TransUnion	44,025	3,187,410
TriNet Group, Inc. *	11,600	624,660
TrueBlue, Inc. *	14,540	393,307
UniFirst Corp.	4,632	866,879
US Ecology, Inc.	7,422	503,212
Verisk Analytics, Inc. *	44,823	4,958,320
Viad Corp.	7,132	409,377
Virco Manufacturing Corp.	1,170	5,675
VSE Corp.	2,601	112,103
WageWorks, Inc. *	12,366	652,925
Waste Management, Inc.	115,300	10,377,000
Willdan Group, Inc. *	2,299	64,096
		87,407,439

Consumer Durables & Apparel 1.4%
Acushnet Holdings Corp.	11,316	273,508
American Outdoor Brands Corp. *	15,020	142,239
AV Homes, Inc. *	3,602	77,623
Bassett Furniture Industries, Inc.	3,278	81,950
Beazer Homes USA, Inc. *	10,835	138,796
Brunswick Corp.	26,480	1,702,664
Callaway Golf Co.	28,700	552,188
Carter’s, Inc.	13,172	1,380,821
Cavco Industries, Inc. *	2,707	575,102
Century Communities, Inc. *	7,618	232,349
Columbia Sportswear Co.	9,354	813,611
Crocs, Inc. *	19,188	347,495
CSS Industries, Inc.	2,830	45,139
Culp, Inc.	3,615	89,652
D.R. Horton, Inc.	101,122	4,419,031

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Deckers Outdoor Corp. *	8,848	998,320
Ethan Allen Interiors, Inc.	10,427	234,608
Flexsteel Industries, Inc.	1,900	68,077
Fossil Group, Inc. *	12,996	340,495
G-III Apparel Group Ltd. *	12,985	593,415
Garmin Ltd.	31,817	1,986,972
GoPro, Inc., Class A *(a)	29,104	169,967
Hamilton Beach Brands Holding Co., Class A	1,750	44,450
Hanesbrands, Inc.	104,379	2,323,477
Hasbro, Inc.	32,959	3,283,046
Helen of Troy Ltd. *	7,722	884,555
Hooker Furniture Corp.	3,341	150,512
Hovnanian Enterprises, Inc., Class A *	50,500	79,285
Installed Building Products, Inc. *	6,876	375,430
iRobot Corp. *(a)	8,084	640,657
Johnson Outdoors, Inc., Class A	1,700	137,819
KB Home	24,255	576,056
La-Z-Boy, Inc.	13,049	397,995
Leggett & Platt, Inc.	36,891	1,607,341
Lennar Corp., B Shares	2,227	96,206
Lennar Corp., Class A	81,872	4,279,449
LGI Homes, Inc. *	5,899	304,919
Libbey, Inc.	7,232	69,283
lululemon Athletica, Inc. *	28,045	3,363,998
M.D.C. Holdings, Inc.	13,967	405,602
M/I Homes, Inc. *	9,900	256,014
Malibu Boats, Inc., Class A *	5,340	200,731
Marine Products Corp.	3,933	73,075
Mattel, Inc.	101,235	1,606,599
MCBC Holdings, Inc. *	4,993	124,625
Meritage Homes Corp. *	11,584	499,850
Michael Kors Holdings Ltd. *	44,122	2,944,261
Mohawk Industries, Inc. *	18,453	3,475,807
Movado Group, Inc.	4,218	210,056
Nautilus, Inc. *	9,825	140,006
Newell Brands, Inc.	144,228	3,777,331
NIKE, Inc., Class B	375,087	28,847,941
NVR, Inc. *	982	2,709,760
Oxford Industries, Inc.	5,331	491,092
Perry Ellis International, Inc. *	5,500	154,220
Polaris Industries, Inc.	16,962	1,788,134
PulteGroup, Inc.	74,276	2,116,123
PVH Corp.	22,098	3,392,485
Ralph Lauren Corp.	16,769	2,263,480
Roku, Inc. *	12,851	583,692
Sequential Brands Group, Inc. *	18,160	39,407
Skechers U.S.A., Inc., Class A *	38,589	1,069,687
Skyline Champion Corp.	2,002	51,411
Steven Madden Ltd.	15,610	843,721
Sturm, Ruger & Co., Inc.	4,705	255,011
Superior Group of Cos., Inc.	3,200	67,072
Tapestry, Inc.	85,791	4,042,472
Taylor Morrison Home Corp., Class A *	33,163	647,673
Tempur Sealy International, Inc. *	14,141	691,071
Toll Brothers, Inc.	39,739	1,401,197
TopBuild Corp. *	10,230	759,884
TRI Pointe Group, Inc. *	42,455	601,587
Tupperware Brands Corp.	14,971	549,585
Under Armour, Inc., Class A *	55,082	1,099,988
Under Armour, Inc., Class C *	55,569	1,041,363
Unifi, Inc. *	7,355	221,900
Universal Electronics, Inc. *	4,081	142,631
Vera Bradley, Inc. *	5,909	78,531
VF Corp.	94,863	8,734,036
Vista Outdoor, Inc. *	17,574	285,402
Vuzix Corp. *	7,800	48,360
Whirlpool Corp.	18,985	2,488,934
William Lyon Homes, Class A *	9,666	211,009
Security	Number of Shares	Value ($)
Wolverine World Wide, Inc.	28,260	999,839
ZAGG, Inc. *	8,000	119,200
		116,430,355

Consumer Services 2.1%
Adtalem Global Education, Inc. *	17,749	968,208
American Public Education, Inc. *	5,600	246,960
Aramark	71,168	2,861,665
BBX Capital Corp.	20,416	178,028
Belmond Ltd., Class A *	26,101	293,636
Biglari Holdings, Inc., Class A *	37	36,165
Biglari Holdings, Inc., Class B *	376	71,226
BJ’s Restaurants, Inc.	5,241	331,493
Bloomin’ Brands, Inc.	28,060	542,680
Bojangles', Inc. *	4,900	64,435
Boyd Gaming Corp.	24,400	911,340
Bridgepoint Education, Inc. *	13,700	179,607
Bright Horizons Family Solutions, Inc. *	17,644	1,887,732
Brinker International, Inc.	12,650	596,701
Caesars Entertainment Corp. *	37,602	424,903
Capella Education Co.	3,670	381,680
Career Education Corp. *	18,555	341,412
Carnival Corp.	118,327	7,009,691
Carriage Services, Inc.	4,171	104,233
Carrols Restaurant Group, Inc. *	10,038	145,551
Century Casinos, Inc. *	7,935	64,670
Chegg, Inc. *	24,814	687,348
Chipotle Mexican Grill, Inc. *	7,245	3,141,867
Choice Hotels International, Inc.	10,905	846,228
Churchill Downs, Inc.	3,441	983,954
Chuy’s Holdings, Inc. *	6,760	213,954
Cracker Barrel Old Country Store, Inc. (a)	6,850	1,003,491
Darden Restaurants, Inc.	35,845	3,833,264
Dave & Buster’s Entertainment, Inc. *	11,742	577,119
Del Frisco’s Restaurant Group, Inc. *	6,885	58,867
Del Taco Restaurants, Inc. *	8,895	115,101
Denny’s Corp. *	21,100	307,005
Dine Brands Global, Inc.	5,087	361,330
Domino’s Pizza, Inc.	12,191	3,202,088
Drive Shack, Inc. *	17,215	106,733
Dunkin’ Brands Group, Inc.	23,447	1,632,615
El Pollo Loco Holdings, Inc. *	6,221	72,164
Eldorado Resorts, Inc. *	18,157	778,027
Extended Stay America, Inc.	55,942	1,191,005
Fiesta Restaurant Group, Inc. *	7,980	231,819
Golden Entertainment, Inc. *	6,136	191,014
Graham Holdings Co., Class B	1,341	749,619
Grand Canyon Education, Inc. *	13,645	1,590,052
H&R Block, Inc.	61,833	1,555,718
Hilton Grand Vacations, Inc. *	27,358	946,313
Hilton Worldwide Holdings, Inc.	80,682	6,346,446
Houghton Mifflin Harcourt Co. *	27,761	176,282
Hyatt Hotels Corp., Class A	13,375	1,046,326
ILG, Inc.	31,176	1,070,272
International Speedway Corp., Class A	7,430	321,719
J Alexander’s Holdings, Inc. *	6,429	68,790
Jack in the Box, Inc.	8,809	742,070
K12, Inc. *	12,100	197,956
Las Vegas Sands Corp.	105,827	7,608,961
Laureate Education, Inc., Class A *	19,737	292,305
Lindblad Expeditions Holdings, Inc. *	7,500	99,300
Luby’s, Inc. *	6,900	16,905
Marriott International, Inc., Class A	86,342	11,037,961
Marriott Vacations Worldwide Corp.	6,915	823,646
McDonald’s Corp.	229,489	36,153,697
MGM Resorts International	148,729	4,665,629
Monarch Casino & Resort, Inc. *	3,610	172,089
Nathan’s Famous, Inc.	842	82,727

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Norwegian Cruise Line Holdings Ltd. *	61,212	3,062,436
Papa John’s International, Inc.	7,000	293,720
Penn National Gaming, Inc. *	25,469	816,281
Pinnacle Entertainment, Inc. *	14,608	485,570
Planet Fitness, Inc., Class A *	25,765	1,224,353
Playa Hotels & Resorts N.V. *	28,295	293,985
PlayAGS, Inc. *	4,100	117,055
Potbelly Corp. *	7,813	96,881
RCI Hospitality Holdings, Inc.	2,500	81,075
Red Lion Hotels Corp. *	7,000	87,500
Red Robin Gourmet Burgers, Inc. *	3,624	171,415
Red Rock Resorts, Inc., Class A	20,893	738,359
Regis Corp. *	10,203	178,144
Royal Caribbean Cruises Ltd.	49,619	5,595,038
Ruth’s Hospitality Group, Inc.	8,981	260,000
Scientific Games Corp., Class A *	16,071	772,212
SeaWorld Entertainment, Inc. *	18,590	395,967
Service Corp. International	52,002	2,046,279
ServiceMaster Global Holdings, Inc. *	39,637	2,258,913
Shake Shack, Inc., Class A *	6,224	387,942
Six Flags Entertainment Corp.	22,200	1,441,890
Sonic Corp.	10,721	376,843
Sotheby’s *	10,870	577,306
Speedway Motorsports, Inc.	4,350	76,778
Starbucks Corp.	402,533	21,088,704
Strategic Education, Inc.	3,548	418,096
Texas Roadhouse, Inc.	19,254	1,209,921
The Cheesecake Factory, Inc.	12,662	709,452
The Wendy’s Co.	52,517	875,984
Town Sports International Holdings, Inc. *	7,275	78,570
Vail Resorts, Inc.	11,713	3,242,978
Weight Watchers International, Inc. *	11,312	1,012,763
Wingstop, Inc.	7,958	392,727
Wyndham Destinations, Inc.	28,283	1,304,412
Wyndham Hotels & Resorts, Inc.	31,383	1,820,214
Wynn Resorts Ltd.	24,925	4,156,991
Yum! Brands, Inc.	94,251	7,473,162
Zoe’s Kitchen, Inc. *(a)	5,678	55,361
		178,617,069

Diversified Financials 5.1%
Affiliated Managers Group, Inc.	15,612	2,498,076
AG Mortgage Investment Trust, Inc.	8,935	174,501
AGNC Investment Corp.	127,460	2,481,646
Ally Financial, Inc.	123,120	3,294,691
American Express Co.	208,931	20,792,813
Ameriprise Financial, Inc.	42,241	6,153,246
Annaly Capital Management, Inc.	335,394	3,595,424
Anworth Mortgage Asset Corp.	31,362	158,064
Apollo Commercial Real Estate Finance, Inc.	26,042	497,142
Arbor Realty Trust, Inc.	14,812	168,412
Ares Commercial Real Estate Corp.	10,752	151,818
Arlington Asset Investment Corp., Class A (a)	6,941	73,019
ARMOUR Residential REIT, Inc.	10,820	257,191
Artisan Partners Asset Management, Inc., Class A	19,152	659,786
Associated Capital Group, Inc., Class A	1,241	46,227
AXA Equitable Holdings, Inc. *	35,000	769,650
B. Riley Financial, Inc.	6,039	132,254
Berkshire Hathaway, Inc., Class B *	561,755	111,154,462
BGC Partners, Inc., Class A	78,571	843,853
BlackRock, Inc.	35,889	18,043,554
Blackstone Mortgage Trust, Inc., Class A	27,702	918,044
Blucora, Inc. *	13,324	463,009
Cannae Holdings, Inc. *	23,093	421,447
Capital One Financial Corp.	141,458	13,342,319
Security	Number of Shares	Value ($)
Capstead Mortgage Corp.	28,021	234,536
Cboe Global Markets, Inc.	33,350	3,239,286
Cherry Hill Mortgage Investment Corp.	4,098	75,485
Chimera Investment Corp.	53,335	1,018,699
CME Group, Inc.	99,700	15,864,264
Cohen & Steers, Inc.	6,489	271,824
Cowen, Inc. *	8,211	128,913
Credit Acceptance Corp. *	3,733	1,431,979
CYS Investments, Inc.	46,578	340,485
Diamond Hill Investment Group, Inc.	1,017	195,000
Discover Financial Services	102,854	7,344,804
Donnelley Financial Solutions, Inc. *	9,665	201,032
Dynex Capital, Inc.	14,397	95,740
E*TRADE Financial Corp. *	75,945	4,542,270
Eaton Vance Corp.	34,000	1,806,420
Encore Capital Group, Inc. *	8,553	308,763
Enova International, Inc. *	10,313	319,703
Evercore, Inc., Class A	12,433	1,404,929
Exantas Capital Corp.	9,433	98,952
EZCORP, Inc., Class A *	14,614	167,330
FactSet Research Systems, Inc.	11,191	2,253,420
Federated Investors, Inc., Class B	28,276	684,279
FGL Holdings *	42,000	378,840
FirstCash, Inc.	13,446	1,091,815
Franklin Resources, Inc.	94,751	3,251,854
GAMCO Investors, Inc., Class A	1,400	34,286
Granite Point Mortgage Trust, Inc.	14,601	277,419
Great Ajax Corp.	5,000	66,850
Green Dot Corp., Class A *	13,949	1,106,435
Greenhill & Co., Inc.	6,539	213,825
Hamilton Lane, Inc., Class A	6,059	296,709
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,711	288,189
Houlihan Lokey, Inc.	9,766	480,097
Interactive Brokers Group, Inc., Class A	20,378	1,219,827
Intercontinental Exchange, Inc.	168,924	12,485,173
INTL. FCStone, Inc. *	6,044	323,898
Invesco Ltd.	122,440	3,304,656
Invesco Mortgage Capital, Inc.	32,488	538,976
Investment Technology Group, Inc.	10,065	222,940
Janus Henderson Group plc	53,968	1,756,658
Jefferies Financial Group, Inc.	87,470	2,121,148
KKR Real Estate Finance Trust, Inc.	5,000	103,600
Ladder Capital Corp.	29,867	477,573
Ladenburg Thalmann Financial Services, Inc.	36,436	123,518
Lazard Ltd., Class A	37,804	2,052,757
Legg Mason, Inc.	23,673	807,960
LendingClub Corp. *	121,585	500,930
LPL Financial Holdings, Inc.	25,721	1,705,045
MarketAxess Holdings, Inc.	11,162	2,162,861
Marlin Business Services Corp.	4,000	123,200
MFA Financial, Inc.	120,128	967,030
Moelis & Co., Class A	11,939	759,320
Moody’s Corp.	48,961	8,378,206
Morgan Stanley	397,415	20,093,302
Morningstar, Inc.	5,600	739,200
MSCI, Inc.	26,046	4,328,585
MTGE Investment Corp.	14,600	292,730
Nasdaq, Inc.	33,507	3,062,540
Navient Corp.	77,533	1,024,211
Nelnet, Inc., Class A	6,877	404,230
New Residential Investment Corp.	95,095	1,701,250
New York Mortgage Trust, Inc.	31,075	192,976
Northern Trust Corp.	61,825	6,752,527
On Deck Capital, Inc. *	20,000	136,800
OneMain Holdings, Inc. *	22,487	747,693
Oppenheimer Holdings, Inc., Class A	3,500	103,425
Orchid Island Capital, Inc. (a)	12,908	104,942

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
PennyMac Mortgage Investment Trust	17,846	344,249
Piper Jaffray Cos.	4,986	385,667
PJT Partners, Inc., Class A	6,501	391,425
PRA Group, Inc. *	14,276	559,619
Raymond James Financial, Inc.	37,313	3,417,498
Redwood Trust, Inc.	22,281	374,544
Regional Management Corp. *	3,000	99,510
S&P Global, Inc.	72,970	14,626,107
Safeguard Scientifics, Inc. *	7,000	79,800
Santander Consumer USA Holdings, Inc.	35,217	677,575
SEI Investments Co.	38,866	2,329,628
SLM Corp. *	127,370	1,438,007
Starwood Property Trust, Inc.	80,980	1,849,583
State Street Corp.	107,175	9,464,624
Stifel Financial Corp.	21,305	1,174,545
Sutherland Asset Management Corp.	5,000	83,500
Synchrony Financial	208,563	6,035,813
T. Rowe Price Group, Inc.	70,438	8,387,757
TD Ameritrade Holding Corp.	79,387	4,536,967
The Bank of New York Mellon Corp.	294,727	15,759,053
The Charles Schwab Corp. (b)	347,807	17,759,025
The Goldman Sachs Group, Inc.	102,161	24,256,086
TPG RE Finance Trust, Inc.	3,500	72,170
Two Harbors Investment Corp.	52,308	810,774
Virtu Financial, Inc., Class A	17,558	353,794
Virtus Investment Partners, Inc.	2,646	352,580
Voya Financial, Inc.	48,530	2,451,736
Waddell & Reed Financial, Inc., Class A	25,984	538,129
Western Asset Mortgage Capital Corp.	14,407	159,485
Westwood Holdings Group, Inc.	2,653	154,856
WisdomTree Investments, Inc.	38,043	332,496
World Acceptance Corp. *	2,406	240,383
		435,921,752

Energy 5.9%
Abraxas Petroleum Corp. *	53,135	138,151
Adams Resources & Energy, Inc.	1,166	46,640
Alta Mesa Resources, Inc. *	30,000	181,200
Anadarko Petroleum Corp.	151,079	11,051,429
Andeavor	40,653	6,100,389
Antero Resources Corp. *	62,000	1,273,480
Apache Corp.	112,883	5,192,618
Apergy Corp. *	24,002	984,082
Arch Coal, Inc., Class A	6,370	538,838
Archrock, Inc.	37,700	514,605
Baker Hughes, a GE Co.	121,006	4,184,387
Basic Energy Services, Inc. *	6,128	69,124
Bonanza Creek Energy, Inc. *	7,826	291,127
Bristow Group, Inc. *	8,868	123,975
C&J Energy Services, Inc. *	20,039	466,107
Cabot Oil & Gas Corp.	132,362	3,110,507
Cactus, Inc., Class A *	7,497	245,302
California Resources Corp. *	12,579	458,001
Callon Petroleum Co. *	63,129	679,268
Carrizo Oil & Gas, Inc. *	23,793	670,487
Centennial Resource Development, Inc., Class A *	52,422	941,499
Cheniere Energy, Inc. *	61,663	3,915,601
Chesapeake Energy Corp. *	261,629	1,234,889
Chevron Corp.	557,683	70,418,632
Cimarex Energy Co.	27,759	2,737,037
Clean Energy Fuels Corp. *	36,000	102,600
Cloud Peak Energy, Inc. *	22,147	57,804
CNX Resources Corp. *	57,820	941,310
Comstock Resources, Inc. *	2,309	21,012
Concho Resources, Inc. *	56,036	8,172,851
ConocoPhillips	342,803	24,740,093
CONSOL Energy, Inc. *	6,970	290,161
Security	Number of Shares	Value ($)
Continental Resources, Inc. *	25,700	1,641,459
Core Laboratories N.V.	13,143	1,473,593
Covia Holdings Corp. *	8,467	152,660
CVR Energy, Inc. (a)	5,100	200,379
Delek US Holdings, Inc.	21,919	1,168,721
Denbury Resources, Inc. *	121,839	549,494
Devon Energy Corp.	154,548	6,956,206
Diamond Offshore Drilling, Inc. *(a)	21,182	406,694
Diamondback Energy, Inc.	29,252	3,859,801
Dorian LPG Ltd. *	13,074	111,129
Dril-Quip, Inc. *	11,530	594,372
Energen Corp. *	28,072	2,082,381
Energy XXI Gulf Coast, Inc. *	9,569	85,643
Ensco plc, Class A	124,963	928,475
EOG Resources, Inc.	169,474	21,851,978
EQT Corp.	72,911	3,622,218
Era Group, Inc. *	6,921	97,794
Evolution Petroleum Corp.	8,679	93,299
Exterran Corp. *	11,906	330,034
Extraction Oil & Gas, Inc. *	37,377	565,140
Exxon Mobil Corp.	1,235,577	100,711,881
Forum Energy Technologies, Inc. *	19,571	257,359
Frank’s International N.V.	17,486	147,407
FTS International, Inc. *	4,805	57,660
Gastar Exploration, Inc. *	61,832	10,511
Geospace Technologies Corp. *	4,643	65,327
Green Plains, Inc.	13,339	221,427
Gulf Island Fabrication, Inc.	4,100	37,105
Gulfport Energy Corp. *	43,693	502,906
Halcon Resources Corp. *	40,012	156,447
Halliburton Co.	256,667	10,887,814
Helix Energy Solutions Group, Inc. *	39,464	395,035
Helmerich & Payne, Inc.	31,969	1,961,298
Hess Corp.	78,606	5,158,912
HighPoint Resources Corp. *	33,805	221,085
HollyFrontier Corp.	51,648	3,851,908
International Seaways, Inc. *	12,133	264,135
ION Geophysical Corp. *	2,790	71,424
Jagged Peak Energy, Inc. *(a)	10,987	157,114
Keane Group, Inc. *	14,562	205,470
Kinder Morgan, Inc.	557,048	9,904,313
Kosmos Energy Ltd. *	71,697	543,463
Laredo Petroleum, Inc. *	35,379	329,732
Mammoth Energy Services, Inc. *	4,000	148,880
Marathon Oil Corp.	248,050	5,238,816
Marathon Petroleum Corp.	134,484	10,870,342
Matador Resources Co. *	29,802	998,367
Matrix Service Co. *	8,000	159,600
McDermott International, Inc. *	50,283	905,597
Midstates Petroleum Co., Inc. *	7,777	101,956
Murphy Oil Corp.	51,999	1,729,487
Nabors Industries Ltd.	103,794	620,688
NACCO Industries, Inc., Class A	1,900	62,700
National Oilwell Varco, Inc.	110,747	5,384,519
Natural Gas Services Group, Inc. *	4,213	93,107
Newfield Exploration Co. *	58,134	1,669,608
Newpark Resources, Inc. *	27,584	304,803
Nine Energy Service, Inc. *	2,159	63,064
Noble Corp. plc *	78,737	459,824
Noble Energy, Inc.	144,875	5,228,539
Northern Oil & Gas, Inc. *	53,558	199,236
Oasis Petroleum, Inc. *	75,392	921,290
Occidental Petroleum Corp.	223,524	18,760,369
Oceaneering International, Inc.	28,508	779,979
Oil States International, Inc. *	17,218	600,908
ONEOK, Inc.	119,687	8,430,752
Panhandle Oil & Gas, Inc., Class A	6,200	126,480
Par Pacific Holdings, Inc. *	10,884	190,579
Parsley Energy, Inc., Class A *	77,025	2,420,896

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Patterson-UTI Energy, Inc.	65,529	1,127,099
PBF Energy, Inc., Class A	32,209	1,504,160
PDC Energy, Inc. *	19,571	1,232,582
Peabody Energy Corp.	29,030	1,233,485
Penn Virginia Corp. *	3,770	318,640
PHI, Inc. — Non Voting Shares *	4,000	33,240
Phillips 66	121,966	15,043,286
Pioneer Energy Services Corp. *	30,366	100,208
Pioneer Natural Resources Co.	49,941	9,452,333
ProPetro Holding Corp. *	21,687	356,534
QEP Resources, Inc. *	70,358	731,020
Range Resources Corp.	66,507	1,026,203
Renewable Energy Group, Inc. *	9,517	162,265
Resolute Energy Corp. *(a)	5,506	169,254
REX American Resources Corp. *	1,646	126,742
RigNet, Inc. *	4,141	50,934
Ring Energy, Inc. *	20,681	255,617
Rowan Cos. plc, Class A *	33,877	490,539
RPC, Inc.	21,418	316,986
Sanchez Energy Corp. *(a)	20,919	93,090
SandRidge Energy, Inc. *	15,133	246,971
Schlumberger Ltd.	404,193	27,291,111
SEACOR Holdings, Inc. *	4,850	255,935
SEACOR Marine Holdings, Inc. *	4,876	123,363
Select Energy Services, Inc., Class A *	12,354	188,769
SemGroup Corp., Class A	20,780	522,617
SM Energy Co.	30,456	837,845
Solaris Oilfield Infrastructure, Inc., Class A *	5,765	90,453
Southwestern Energy Co. *	151,495	778,684
SRC Energy, Inc. *	71,039	804,161
Superior Energy Services, Inc. *	49,218	484,305
Talos Energy, Inc. *	7,627	283,267
Targa Resources Corp.	66,404	3,391,252
TechnipFMC plc	129,204	4,205,590
Tellurian, Inc. *(a)	23,828	186,097
TETRA Technologies, Inc. *	33,023	142,329
The Williams Cos., Inc.	241,297	7,178,586
Tidewater, Inc. *	8,657	297,195
Transocean Ltd. *	132,517	1,705,494
Ultra Petroleum Corp. *	51,863	91,798
Unit Corp. *	17,972	447,503
Uranium Energy Corp. *(a)	39,550	65,258
US Silica Holdings, Inc.	23,982	646,555
Valero Energy Corp.	125,943	14,905,354
W&T Offshore, Inc. *	25,000	173,500
Weatherford International plc *	301,607	1,022,448
Whiting Petroleum Corp. *	26,021	1,291,943
WildHorse Resource Development Corp. *	6,671	146,295
World Fuel Services Corp.	22,400	623,392
WPX Energy, Inc. *	115,728	2,172,215
		503,679,297

Food & Staples Retailing 1.3%
Casey’s General Stores, Inc.	10,991	1,202,196
Costco Wholesale Corp.	127,774	27,945,451
Ingles Markets, Inc., Class A	4,200	124,950
Performance Food Group Co. *	25,013	896,716
PriceSmart, Inc.	7,280	595,140
Rite Aid Corp. *	315,580	634,316
SpartanNash, Co.	10,256	245,734
Sprouts Farmers Market, Inc. *	37,162	798,611
SUPERVALU, Inc. *	10,421	336,807
Sysco Corp.	139,992	9,408,862
The Andersons, Inc.	7,371	259,828
The Chefs’ Warehouse, Inc. *	5,869	158,170
The Kroger Co.	238,337	6,911,773
U.S. Foods Holding Corp. *	39,179	1,324,642
Security	Number of Shares	Value ($)
United Natural Foods, Inc. *	15,511	499,454
Village Super Market, Inc., Class A	2,257	60,781
Walgreens Boots Alliance, Inc.	250,391	16,931,439
Walmart, Inc.	422,808	37,727,158
Weis Markets, Inc.	6,327	323,499
		106,385,527

Food, Beverage & Tobacco 3.5%
22nd Century Group, Inc. *(a)	28,273	70,683
Alico, Inc.	2,000	64,000
Alliance One International, Inc. *	2,460	40,344
Altria Group, Inc.	551,724	32,375,164
Archer-Daniels-Midland Co.	161,705	7,803,883
B&G Foods, Inc. (a)	20,253	635,944
Brown-Forman Corp., Class A	17,900	953,533
Brown-Forman Corp., Class B	77,290	4,113,374
Bunge Ltd.	41,200	2,848,156
Cal-Maine Foods, Inc. *	9,759	439,155
Calavo Growers, Inc.	5,260	486,550
Campbell Soup Co.	55,432	2,267,169
Coca-Cola Bottling Co. Consolidated	1,885	273,551
ConAgra Brands, Inc.	113,733	4,175,138
Constellation Brands, Inc., Class A	48,622	10,221,803
Craft Brew Alliance, Inc. *	3,000	59,400
Darling Ingredients, Inc. *	49,053	985,475
Dean Foods Co.	26,756	262,744
Farmer Brothers Co. *	4,500	129,825
Flowers Foods, Inc.	54,834	1,118,614
Fresh Del Monte Produce, Inc.	9,062	328,951
Freshpet, Inc. *	6,900	200,100
General Mills, Inc.	171,755	7,911,035
Hormel Foods Corp.	80,699	2,902,743
Hostess Brands, Inc. *	26,496	371,209
Ingredion, Inc.	20,495	2,076,144
J&J Snack Foods Corp.	4,866	705,375
John B. Sanfilippo & Son, Inc.	2,559	196,710
Kellogg Co.	72,852	5,174,678
Keurig Dr Pepper, Inc.	51,547	1,237,643
Lamb Weston Holdings, Inc.	41,860	2,941,502
Lancaster Colony Corp.	5,718	829,282
Landec Corp. *	9,100	127,400
Limoneira Co.	7,400	201,724
McCormick & Co., Inc. — Non Voting Shares	35,279	4,146,694
MGP Ingredients, Inc.	3,577	293,564
Molson Coors Brewing Co., Class B	54,986	3,684,062
Mondelez International, Inc., Class A	431,128	18,702,333
Monster Beverage Corp. *	121,147	7,271,243
National Beverage Corp. *	4,003	422,357
PepsiCo, Inc.	414,097	47,621,155
Philip Morris International, Inc.	454,793	39,248,636
Pilgrim’s Pride Corp. *	17,681	315,075
Pinnacle Foods, Inc.	33,681	2,237,092
Post Holdings, Inc. *	19,257	1,666,886
Primo Water Corp. *	13,221	232,029
Sanderson Farms, Inc.	6,041	609,114
Seaboard Corp.	100	363,800
Seneca Foods Corp., Class A *	2,000	53,900
The Boston Beer Co., Inc., Class A *	2,611	717,894
The Coca-Cola Co.	1,115,787	52,029,148
The Hain Celestial Group, Inc. *	29,912	850,697
The Hershey Co.	39,897	3,918,284
The JM Smucker Co.	33,441	3,715,964
The Kraft Heinz Co.	174,668	10,523,747
The Simply Good Foods Co. *	13,000	216,840
Tootsie Roll Industries, Inc. (a)	8,261	247,004
TreeHouse Foods, Inc. *	16,430	780,261
Turning Point Brands, Inc.	2,904	97,168

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tyson Foods, Inc., Class A	85,899	4,952,077
Universal Corp.	7,470	516,177
Vector Group Ltd.	30,725	566,876
		300,529,078

Health Care Equipment & Services 6.1%
Abaxis, Inc.	6,530	541,990
Abbott Laboratories	512,221	33,570,964
ABIOMED, Inc. *	12,448	4,413,189
Acadia Healthcare Co., Inc. *	24,116	952,100
Accuray, Inc. *	28,423	109,429
Aceto Corp.	7,900	25,833
Addus HomeCare Corp. *	2,079	137,526
Aetna, Inc.	95,026	17,901,948
Align Technology, Inc. *	21,100	7,525,315
Allscripts Healthcare Solutions, Inc. *	53,720	657,533
Amedisys, Inc. *	8,656	810,461
American Renal Associates Holdings, Inc. *	4,023	64,730
AmerisourceBergen Corp.	48,261	3,949,198
AMN Healthcare Services, Inc. *	13,637	825,038
AngioDynamics, Inc. *	11,557	244,315
Anika Therapeutics, Inc. *	4,606	184,378
Antares Pharma, Inc. *	48,097	128,419
Anthem, Inc.	74,565	18,864,945
athenahealth, Inc. *	11,822	1,781,694
AtriCure, Inc. *	9,515	272,605
Atrion Corp.	475	326,800
Avanos Medical, Inc. *	13,675	754,860
AxoGen, Inc. *	9,093	408,503
Baxter International, Inc.	143,292	10,381,505
Becton, Dickinson & Co.	78,072	19,546,887
BioScrip, Inc. *	36,021	95,456
BioTelemetry, Inc. *	9,418	494,445
Boston Scientific Corp. *	404,716	13,602,505
Brookdale Senior Living, Inc. *	60,882	583,858
Cantel Medical Corp.	10,504	973,826
Capital Senior Living Corp. *	8,394	83,856
Cardinal Health, Inc.	92,505	4,620,625
Cardiovascular Systems, Inc. *	9,899	375,469
Castlight Health, Inc., Class B *	20,805	68,657
Centene Corp. *	59,726	7,784,090
Cerner Corp. *	91,691	5,692,177
Cerus Corp. *	45,797	339,356
Chemed Corp.	4,421	1,397,169
Cigna Corp.	71,263	12,786,007
Civitas Solutions, Inc. *	5,560	90,906
Community Health Systems, Inc. *	47,409	158,346
Computer Programs & Systems, Inc.	3,600	112,320
ConforMIS, Inc. *	16,943	16,265
CONMED Corp.	7,300	540,200
Corindus Vascular Robotics, Inc. *(a)	28,381	28,665
CorVel Corp. *	4,153	238,175
Cotiviti Holdings, Inc. *	10,351	462,069
Cross Country Healthcare, Inc. *	12,500	146,625
CryoLife, Inc. *	12,053	359,179
CryoPort, Inc. *(a)	8,100	119,556
Cutera, Inc. *	4,219	168,760
CVS Health Corp.	296,410	19,225,153
CytoSorbents Corp. *	6,997	83,964
Danaher Corp.	179,234	18,385,824
DaVita, Inc. *	40,737	2,862,996
DENTSPLY SIRONA, Inc.	65,617	3,156,834
DexCom, Inc. *	25,576	2,433,045
Diplomat Pharmacy, Inc. *	12,923	268,540
Edwards Lifesciences Corp. *	61,933	8,822,356
Encompass Health Corp.	28,884	2,184,497
Endologix, Inc. *	22,949	116,810
Envision Healthcare Corp. *	35,164	1,556,359
Security	Number of Shares	Value ($)
Evolent Health, Inc., Class A *	19,773	399,415
Express Scripts Holding Co. *	164,565	13,076,335
Five Star Senior Living, Inc. *	14,335	18,636
GenMark Diagnostics, Inc. *	23,500	156,980
Glaukos Corp. *	10,445	434,616
Globus Medical, Inc., Class A *	21,429	1,103,165
Haemonetics Corp. *	15,588	1,522,012
HCA Healthcare, Inc.	81,308	10,100,893
HealthEquity, Inc. *	15,438	1,165,569
HealthStream, Inc.	9,758	274,005
Henry Schein, Inc. *	46,078	3,659,054
Heska Corp. *	2,364	236,991
Hill-Rom Holdings, Inc.	19,563	1,842,835
HMS Holdings Corp. *	24,943	596,886
Hologic, Inc. *	80,650	3,460,691
Humana, Inc.	40,190	12,626,894
ICU Medical, Inc. *	4,428	1,269,950
IDEXX Laboratories, Inc. *	25,600	6,270,208
Inogen, Inc. *	5,061	1,008,404
Inovalon Holdings, Inc., Class A *	17,744	188,974
Inspire Medical Systems, Inc. *	2,261	101,293
Insulet Corp. *	17,604	1,463,949
Integer Holdings Corp. *	8,929	637,977
Integra LifeSciences Holdings Corp. *	20,226	1,260,687
IntriCon Corp. *	1,742	101,210
Intuitive Surgical, Inc. *	33,193	16,868,351
Invacare Corp.	9,218	164,541
iRhythm Technologies, Inc. *	5,410	408,725
K2M Group Holdings, Inc. *	12,900	262,773
Laboratory Corp. of America Holdings *	29,758	5,217,768
Lantheus Holdings, Inc. *	7,198	104,011
LeMaitre Vascular, Inc.	4,566	164,376
LHC Group, Inc. *	8,883	764,649
LifePoint Health, Inc. *	12,364	801,187
LivaNova plc *	12,730	1,401,955
Magellan Health, Inc. *	7,281	529,693
Masimo Corp. *	13,997	1,391,582
McKesson Corp.	59,194	7,434,766
Medidata Solutions, Inc. *	17,117	1,271,964
MEDNAX, Inc. *	29,295	1,253,533
Medtronic plc	394,993	35,640,218
Meridian Bioscience, Inc.	13,107	207,091
Merit Medical Systems, Inc. *	14,203	771,223
Molina Healthcare, Inc. *	14,377	1,496,502
National HealthCare Corp.	4,595	331,208
National Research Corp., Class A	3,236	122,806
Natus Medical, Inc. *	10,992	401,208
Neogen Corp. *	15,676	1,291,702
Nevro Corp. *	8,499	478,154
NuVasive, Inc. *	14,957	868,254
Nuvectra Corp. *	2,233	35,013
NxStage Medical, Inc. *	21,678	608,501
Omnicell, Inc. *	11,751	699,184
OraSure Technologies, Inc. *	16,500	277,035
Orthofix International N.V. *	6,531	395,060
Owens & Minor, Inc.	16,200	305,694
Patterson Cos., Inc.	23,134	567,246
Penumbra, Inc. *	8,883	1,263,607
Premier, Inc., Class A *	15,407	576,222
Quality Systems, Inc. *	14,156	284,960
Quest Diagnostics, Inc.	39,824	4,289,841
Quidel Corp. *	9,286	630,148
R1 RCM, Inc. *	25,130	201,543
RadNet, Inc. *	9,459	126,751
ResMed, Inc.	42,129	4,456,406
Rockwell Medical, Inc. *(a)	13,042	52,951
RTI Surgical, Inc. *	18,100	83,260
SeaSpine Holdings Corp. *	1,766	24,653
Select Medical Holdings Corp. *	32,746	681,117

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Senseonics Holdings, Inc. *	26,000	95,680
Sientra, Inc. *	6,300	128,961
Simulations Plus, Inc.	3,188	56,587
STAAR Surgical Co. *	8,247	254,420
STERIS plc	24,181	2,767,999
Stryker Corp.	94,025	15,349,581
Surgery Partners, Inc. *	5,591	84,424
Surmodics, Inc. *	4,200	246,960
Tabula Rasa HealthCare, Inc. *	3,600	209,664
Tactile Systems Technology, Inc. *	4,107	197,423
Tandem Diabetes Care, Inc. *	12,486	344,114
Teladoc, Inc. *	15,576	932,224
Teleflex, Inc.	13,187	3,596,227
Tenet Healthcare Corp. *	24,399	918,134
The Cooper Cos., Inc.	14,587	3,799,913
The Ensign Group, Inc.	14,906	537,659
The Providence Service Corp. *	3,302	231,404
Tivity Health, Inc. *	8,753	294,976
TransEnterix, Inc. *(a)	32,000	171,200
Triple-S Management Corp., Class B *	6,648	236,070
U.S. Physical Therapy, Inc.	3,900	408,525
UnitedHealth Group, Inc.	280,584	71,049,480
Universal Health Services, Inc., Class B	25,426	3,104,515
Utah Medical Products, Inc.	1,365	132,405
Varex Imaging Corp. *	12,489	477,579
Varian Medical Systems, Inc. *	27,369	3,159,751
Veeva Systems, Inc., Class A *	34,609	2,617,479
ViewRay, Inc. *(a)	8,260	98,459
Vocera Communications, Inc. *	8,573	258,733
WellCare Health Plans, Inc. *	12,925	3,456,403
West Pharmaceutical Services, Inc.	22,361	2,451,884
Wright Medical Group N.V. *	30,626	778,819
Zimmer Biomet Holdings, Inc.	59,431	7,459,779
		518,907,597

Household & Personal Products 1.4%
Avon Products, Inc. *	123,017	195,597
Central Garden & Pet Co. *	4,210	181,746
Central Garden & Pet Co., Class A *	10,529	422,424
Church & Dwight Co., Inc.	72,000	4,024,800
Colgate-Palmolive Co.	255,303	17,107,854
Coty, Inc., Class A	138,235	1,853,731
Edgewell Personal Care Co. *	16,048	864,345
elf Beauty, Inc. *(a)	6,276	90,625
Energizer Holdings, Inc.	17,686	1,126,245
Herbalife Nutrition Ltd. *	34,363	1,774,162
Inter Parfums, Inc.	5,613	337,903
Kimberly-Clark Corp.	101,619	11,570,339
Medifast, Inc.	3,397	583,197
Nu Skin Enterprises, Inc., Class A	15,846	1,154,381
Oil-Dri Corp. of America	1,600	67,776
Orchids Paper Products Co. *(a)	2,500	12,575
Revlon, Inc., Class A *(a)	3,255	50,778
Spectrum Brands Holdings, Inc. *	13,969	1,220,472
The Clorox Co.	38,277	5,173,902
The Estee Lauder Cos., Inc., Class A	65,530	8,842,618
The Procter & Gamble Co.	732,916	59,278,246
USANA Health Sciences, Inc. *	3,156	417,381
WD-40 Co.	4,489	718,913
		117,070,010

Insurance 2.7%
Aflac, Inc.	224,408	10,443,948
Alleghany Corp.	4,440	2,793,959
Ambac Financial Group, Inc. *	13,400	273,628
American Equity Investment Life Holding Co.	26,357	941,736
Security	Number of Shares	Value ($)
American Financial Group, Inc.	20,175	2,273,521
American International Group, Inc.	262,719	14,504,716
American National Insurance Co.	2,769	357,173
AMERISAFE, Inc.	6,268	393,630
AmTrust Financial Services, Inc.	25,628	371,093
Aon plc	71,513	10,265,691
Arch Capital Group Ltd. *	117,159	3,580,379
Argo Group International Holdings Ltd.	10,503	656,963
Arthur J. Gallagher & Co.	52,755	3,764,069
Aspen Insurance Holdings Ltd.	18,300	740,235
Assurant, Inc.	15,600	1,720,680
Assured Guaranty Ltd.	33,320	1,296,814
Athene Holding Ltd., Class A *	36,450	1,671,962
Axis Capital Holdings Ltd.	25,200	1,425,312
Brighthouse Financial, Inc. *	34,425	1,495,078
Brown & Brown, Inc.	67,240	1,967,442
Chubb Ltd.	135,590	18,944,635
Cincinnati Financial Corp.	44,042	3,330,897
Citizens, Inc. *(a)	16,000	126,560
CNA Financial Corp.	10,089	471,963
CNO Financial Group, Inc.	48,872	994,545
Crawford & Co., Class B	5,800	49,416
eHealth, Inc. *	4,902	116,374
EMC Insurance Group, Inc.	4,151	111,122
Employers Holdings, Inc.	11,453	531,992
Enstar Group Ltd. *	3,422	739,836
Erie Indemnity Co., Class A	5,829	724,195
Everest Re Group Ltd.	12,137	2,650,114
FBL Financial Group, Inc., Class A	3,305	270,019
FedNat Holding Co.	4,085	95,181
Fidelity National Financial, Inc.	79,927	3,237,044
First American Financial Corp.	32,500	1,820,000
Genworth Financial, Inc., Class A *	154,020	708,492
Global Indemnity Ltd.	2,000	81,500
Goosehead Insurance, Inc., Class A *	2,800	76,076
Greenlight Capital Re Ltd., Class A *	12,661	184,851
HCI Group, Inc.	2,926	125,204
Health Insurance Innovations, Inc., Class A *	3,371	112,086
Heritage Insurance Holdings, Inc.	6,081	104,411
Horace Mann Educators Corp.	12,941	565,522
Independence Holding Co.	682	23,700
Investors Title Co.	308	58,951
James River Group Holdings Ltd.	9,426	390,142
Kemper Corp.	18,874	1,506,145
Kinsale Capital Group, Inc.	5,610	332,252
Lincoln National Corp.	63,591	4,330,547
Loews Corp.	74,226	3,769,196
Maiden Holdings Ltd.	18,900	164,430
Markel Corp. *	4,037	4,723,290
Marsh & McLennan Cos., Inc.	147,715	12,313,522
MBIA, Inc. *(a)	25,042	256,681
Mercury General Corp.	10,947	563,004
MetLife, Inc.	295,680	13,524,403
National General Holdings Corp.	19,849	547,435
National Western Life Group, Inc., Class A	624	202,176
Old Republic International Corp.	71,480	1,523,239
Primerica, Inc.	12,598	1,446,250
Principal Financial Group, Inc.	77,504	4,501,432
ProAssurance Corp.	16,317	673,892
Protective Insurance Corp., Class B	4,687	109,441
Prudential Financial, Inc.	122,127	12,323,836
Reinsurance Group of America, Inc.	18,671	2,641,947
RenaissanceRe Holdings Ltd.	11,532	1,520,494
RLI Corp.	11,508	860,338
Safety Insurance Group, Inc.	5,311	486,488
Selective Insurance Group, Inc.	17,834	1,066,473
State Auto Financial Corp.	5,500	177,870
Stewart Information Services Corp.	6,635	301,494

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Allstate Corp.	101,835	9,686,545
The Hanover Insurance Group, Inc.	12,032	1,509,053
The Hartford Financial Services Group, Inc.	104,566	5,510,628
The Navigators Group, Inc.	7,334	442,607
The Progressive Corp.	170,286	10,218,863
The Travelers Cos., Inc.	78,899	10,267,916
Third Point Reinsurance Ltd. *	22,436	282,694
Torchmark Corp.	29,600	2,606,872
Trupanion, Inc. *(a)	5,574	231,878
United Fire Group, Inc.	6,616	398,879
United Insurance Holdings Corp.	6,439	133,674
Universal Insurance Holdings, Inc.	10,963	486,757
Unum Group	63,345	2,516,697
W. R. Berkley Corp.	28,005	2,123,059
White Mountains Insurance Group Ltd.	807	736,815
Willis Towers Watson plc	38,408	6,123,003
WMIH Corp. *	163,069	221,774
XL Group Ltd.	74,392	4,183,062
		225,129,908

Materials 3.1%
A. Schulman, Inc.	8,178	354,516
Advanced Emissions Solutions, Inc.	5,901	66,976
AdvanSix, Inc. *	8,170	330,640
Air Products & Chemicals, Inc.	63,508	10,426,108
AK Steel Holding Corp. *	99,027	458,495
Albemarle Corp.	32,784	3,088,253
Alcoa Corp. *	51,246	2,217,414
Allegheny Technologies, Inc. *	35,693	992,265
American Vanguard Corp.	7,917	171,799
Ampco-Pittsburgh Corp. *	4,500	47,475
AptarGroup, Inc.	17,804	1,823,664
Ashland Global Holdings, Inc.	18,556	1,523,633
Avery Dennison Corp.	25,934	2,974,111
Axalta Coating Systems Ltd. *	63,563	1,922,781
Balchem Corp.	9,564	959,174
Ball Corp.	103,014	4,014,456
Bemis Co., Inc.	26,045	1,195,726
Berry Global Group, Inc. *	37,243	1,819,321
Boise Cascade Co.	11,827	511,518
Cabot Corp.	17,957	1,186,958
Carpenter Technology Corp.	13,501	739,450
Celanese Corp., Series A	39,548	4,671,014
Century Aluminum Co. *	14,114	180,800
CF Industries Holdings, Inc.	69,425	3,083,858
Chase Corp.	2,817	347,899
Clearwater Paper Corp. *	5,472	123,667
Cleveland-Cliffs, Inc. *	91,140	983,401
Coeur Mining, Inc. *	56,566	395,962
Commercial Metals Co.	33,770	754,422
Compass Minerals International, Inc.	9,812	665,744
Crown Holdings, Inc. *	39,068	1,768,608
Domtar Corp.	18,587	896,265
DowDuPont, Inc.	678,306	46,647,104
Eagle Materials, Inc.	13,675	1,358,611
Eastman Chemical Co.	41,171	4,266,139
Ecolab, Inc.	75,355	10,602,448
Ferro Corp. *	25,700	578,764
Flotek Industries, Inc. *	13,300	41,230
FMC Corp.	39,139	3,517,813
Freeport-McMoRan, Inc.	392,302	6,472,983
FutureFuel Corp.	8,300	114,208
GCP Applied Technologies, Inc. *	22,792	664,387
Gold Resource Corp.	19,195	125,727
Graphic Packaging Holding Co.	87,120	1,265,854
Greif, Inc., Class A	9,091	495,005
H.B. Fuller Co.	15,251	864,427
Hawkins, Inc.	3,679	137,227
Security	Number of Shares	Value ($)
Haynes International, Inc.	3,644	154,724
Hecla Mining Co.	160,671	514,147
Huntsman Corp.	64,034	2,147,060
Ingevity Corp. *	12,467	1,242,586
Innophos Holdings, Inc.	6,990	315,808
Innospec, Inc.	7,393	598,463
International Flavors & Fragrances, Inc.	23,243	3,085,741
International Paper Co.	121,752	6,541,735
Intrepid Potash, Inc. *	27,197	116,131
Kaiser Aluminum Corp.	4,874	544,036
KapStone Paper & Packaging Corp.	25,211	876,839
KMG Chemicals, Inc.	3,341	239,884
Koppers Holdings, Inc. *	5,651	212,195
Kraton Corp. *	9,954	478,688
Kronos Worldwide, Inc.	6,230	141,670
Louisiana-Pacific Corp.	42,085	1,132,928
LyondellBasell Industries N.V., Class A	94,035	10,418,138
Martin Marietta Materials, Inc.	18,341	3,657,562
Materion Corp.	7,145	447,991
McEwen Mining, Inc.	72,434	162,252
Mercer International, Inc.	14,056	252,305
Minerals Technologies, Inc.	10,623	803,099
Myers Industries, Inc.	8,080	174,124
Neenah, Inc.	5,035	442,073
NewMarket Corp.	2,808	1,149,708
Newmont Mining Corp.	156,148	5,727,509
Northern Technologies International Corp.	1,624	61,550
Nucor Corp.	93,192	6,237,341
Olin Corp.	48,790	1,439,793
Olympic Steel, Inc.	3,110	68,762
OMNOVA Solutions, Inc. *	14,068	131,536
Owens-Illinois, Inc. *	46,197	862,960
P.H. Glatfelter Co.	16,756	274,296
Packaging Corp. of America	27,463	3,100,573
Platform Specialty Products Corp. *	64,709	799,803
PolyOne Corp.	23,918	1,072,722
PPG Industries, Inc.	72,290	7,999,611
PQ Group Holdings, Inc. *	8,614	155,224
Praxair, Inc.	83,644	14,010,370
Quaker Chemical Corp.	4,376	776,915
Rayonier Advanced Materials, Inc.	13,584	245,055
Reliance Steel & Aluminum Co.	20,625	1,860,375
Resolute Forest Products, Inc. *	28,000	284,200
Royal Gold, Inc.	19,530	1,652,433
RPM International, Inc.	38,018	2,447,219
Schnitzer Steel Industries, Inc., Class A	9,050	298,198
Schweitzer-Mauduit International, Inc.	9,802	406,685
Sealed Air Corp.	46,319	2,041,278
Sensient Technologies Corp.	12,550	870,468
Silgan Holdings, Inc.	22,545	620,213
Sonoco Products Co.	29,936	1,671,028
Steel Dynamics, Inc.	68,003	3,202,261
Stepan Co.	6,704	587,136
Summit Materials, Inc., Class A *	33,033	829,128
SunCoke Energy, Inc. *	18,406	210,012
The Chemours Co.	51,275	2,348,908
The Mosaic Co.	102,393	3,083,053
The Scotts Miracle-Gro Co.	11,525	915,431
The Sherwin-Williams Co.	24,011	10,582,368
TimkenSteel Corp. *	10,796	150,064
Trecora Resources *	5,445	81,675
Tredegar Corp.	8,263	215,251
Trinseo S.A.	12,703	948,914
Tronox Ltd., Class A	28,193	520,161
United States Steel Corp.	50,923	1,855,125
Universal Stainless & Alloy Products, Inc. *	1,800	53,838
US Concrete, Inc. *	5,180	261,590
Valhi, Inc.	13,600	72,896
Valvoline, Inc.	56,325	1,272,382

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Venator Materials plc *	13,280	194,154
Verso Corp., Class A *	9,091	189,729
Vulcan Materials Co.	39,295	4,401,040
W.R. Grace & Co.	19,200	1,418,112
Warrior Met Coal, Inc.	14,218	367,820
Westlake Chemical Corp.	10,317	1,106,189
WestRock Co.	74,498	4,319,394
Worthington Industries, Inc.	13,511	632,585
		258,633,520

Media 2.3%
Altice USA, Inc., Class A	35,278	604,312
AMC Entertainment Holdings, Inc., Class A	14,040	228,852
AMC Networks, Inc., Class A *	13,071	788,051
Cable One, Inc.	1,375	995,308
CBS Corp., Class A	2,103	114,614
CBS Corp., Class B — Non Voting Shares	98,714	5,199,266
Central European Media Enterprises Ltd., Class A *	25,183	97,584
Charter Communications, Inc., Class A *	54,369	16,559,710
Cinemark Holdings, Inc.	30,809	1,106,659
Comcast Corp., Class A	1,342,623	48,039,051
Daily Journal Corp. *	282	66,208
Discovery, Inc., Class A *(a)	43,461	1,155,193
Discovery, Inc., Class C *	102,969	2,527,889
DISH Network Corp., Class A *	66,732	2,106,062
Emerald Expositions Events, Inc.	7,000	135,100
Entercom Communications Corp., Class A	45,799	345,782
Entravision Communications Corp., Class A	18,356	89,027
Gannett Co., Inc.	30,209	319,309
GCI Liberty, Inc., Class A *	29,499	1,419,197
Gray Television, Inc. *	26,260	405,717
John Wiley & Sons, Inc., Class A	13,340	842,421
Liberty Broadband Corp., Class A *	7,151	567,360
Liberty Broadband Corp., Class C *	45,632	3,626,375
Liberty Global plc, Class A *	66,375	1,873,766
Liberty Global plc, Class C *	171,800	4,662,652
Liberty Latin America Ltd., Class A *	22,277	425,045
Liberty Latin America Ltd., Class C *	27,546	533,291
Liberty Media Corp. — Liberty Braves, Class A *	2,053	52,762
Liberty Media Corp. — Liberty Braves, Class C *	13,398	345,266
Liberty Media Corp. — Liberty Formula One, Class A *	8,419	282,121
Liberty Media Corp. — Liberty Formula One, Class C *	60,514	2,133,119
Liberty Media Corp. — Liberty SiriusXM, Class A *	25,395	1,197,120
Liberty Media Corp. — Liberty SiriusXM, Class C *	49,097	2,318,851
Lions Gate Entertainment Corp., Class A	17,000	405,450
Lions Gate Entertainment Corp., Class B	35,632	814,904
Live Nation Entertainment, Inc. *	39,305	1,936,950
Loral Space & Communications, Inc. *	3,815	150,693
Meredith Corp.	12,018	638,757
MSG Networks, Inc., Class A *	18,579	437,535
National CineMedia, Inc.	18,547	153,198
New Media Investment Group, Inc.	19,939	358,703
News Corp., Class A	118,687	1,788,613
News Corp., Class B	32,986	504,686
Nexstar Media Group, Inc., Class A	13,298	990,036
Omnicom Group, Inc.	65,729	4,524,127
Reading International, Inc., Class A *	4,446	70,247
Salem Media Group, Inc.	5,700	28,215
Scholastic Corp.	8,161	340,803
Security	Number of Shares	Value ($)
Sinclair Broadcast Group, Inc., Class A	23,482	605,836
Sirius XM Holdings, Inc. (a)	416,413	2,923,219
TEGNA, Inc.	64,135	707,409
The E.W. Scripps Co., Class A	15,402	201,766
The Interpublic Group of Cos., Inc.	114,279	2,576,991
The Madison Square Garden Co., Class A *	4,929	1,538,735
The Marcus Corp.	6,272	241,786
The New York Times Co., Class A	37,372	926,826
The Walt Disney Co.	433,633	49,243,363
Tribune Media Co., Class A	21,100	714,235
tronc, Inc. *	7,731	120,913
Twenty-First Century Fox, Inc., Class A	307,690	13,846,050
Twenty-First Century Fox, Inc., Class B	128,215	5,695,310
Viacom, Inc., Class A	2,300	79,120
Viacom, Inc., Class B	102,250	2,970,363
World Wrestling Entertainment, Inc., Class A	11,862	938,403
		197,636,282

Pharmaceuticals, Biotechnology & Life Sciences 7.9%
AbbVie, Inc.	443,591	40,912,398
Abeona Therapeutics, Inc. *(a)	8,452	122,131
ACADIA Pharmaceuticals, Inc. *	31,120	469,601
Accelerate Diagnostics, Inc. *(a)	10,300	226,085
Acceleron Pharma, Inc. *	12,467	543,063
Achaogen, Inc. *(a)	9,416	67,042
Achillion Pharmaceuticals, Inc. *	42,273	109,064
Aclaris Therapeutics, Inc. *	7,476	128,139
Acorda Therapeutics, Inc. *	15,538	387,673
Adamas Pharmaceuticals, Inc. *	7,885	187,505
Aduro Biotech, Inc. *	9,979	58,377
Adverum Biotechnologies, Inc. *	12,177	57,232
Aerie Pharmaceuticals, Inc. *	11,893	803,372
Agenus, Inc. *	21,970	40,205
Agilent Technologies, Inc.	93,651	6,184,712
Agios Pharmaceuticals, Inc. *	14,576	1,259,512
Aimmune Therapeutics, Inc. *	12,240	353,981
Akcea Therapeutics, Inc. *(a)	4,993	157,879
Akebia Therapeutics, Inc. *	13,440	138,432
Akorn, Inc. *	31,657	586,288
Albireo Pharma, Inc. *	2,099	66,223
Alder Biopharmaceuticals, Inc. *	20,044	379,834
Alexion Pharmaceuticals, Inc. *	65,290	8,680,958
Alkermes plc *	46,178	2,024,905
Allergan plc	99,571	18,330,025
Alnylam Pharmaceuticals, Inc. *	24,187	2,297,765
AMAG Pharmaceuticals, Inc. *	10,551	232,650
Amgen, Inc.	195,255	38,377,370
Amicus Therapeutics, Inc. *	54,931	799,246
Amneal Pharmaceuticals, Inc. *	22,808	437,229
Amphastar Pharmaceuticals, Inc. *	10,000	174,500
AnaptysBio, Inc. *	5,120	400,998
ANI Pharmaceuticals, Inc. *	2,712	181,568
Apellis Pharmaceuticals, Inc. *	13,300	244,720
Aptevo Therapeutics, Inc. *	5,200	21,944
Aquinox Pharmaceuticals, Inc. *	6,570	19,447
Aratana Therapeutics, Inc. *	10,100	45,804
Arena Pharmaceuticals, Inc. *	14,694	567,041
ArQule, Inc. *	21,000	104,580
Array BioPharma, Inc. *	61,677	949,209
Arrowhead Pharmaceuticals, Inc. *	27,600	402,132
Assembly Biosciences, Inc. *	7,557	334,246
Atara Biotherapeutics, Inc. *	13,618	511,356
Athenex, Inc. *	15,009	289,223
Athersys, Inc. *(a)	39,400	78,800
Audentes Therapeutics, Inc. *	7,960	299,694
AVEO Pharmaceuticals, Inc. *(a)	28,629	60,980
Bellicum Pharmaceuticals, Inc. *	18,491	117,603

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Bio-Rad Laboratories, Inc., Class A *	5,773	1,770,290
Bio-Techne Corp.	10,887	1,748,888
BioCryst Pharmaceuticals, Inc. *	38,239	225,610
Biogen, Inc. *	61,874	20,688,809
Biohaven Pharmaceutical Holding Co., Ltd. *	8,384	289,416
BioMarin Pharmaceutical, Inc. *	51,565	5,185,376
BioSpecifics Technologies Corp. *	1,514	68,887
BioTime, Inc. *	30,056	78,146
Bluebird Bio, Inc. *	14,768	2,287,563
Blueprint Medicines Corp. *	11,988	713,766
Bristol-Myers Squibb Co.	479,241	28,155,409
Bruker Corp.	29,954	970,510
Calithera Biosciences, Inc. *	4,145	18,445
Cambrex Corp. *	9,705	606,562
Cara Therapeutics, Inc. *(a)	8,118	145,556
CareDx, Inc. *	9,000	121,140
CASI Pharmaceuticals, Inc. *(a)	10,961	80,015
Catalent, Inc. *	41,774	1,741,976
Catalyst Biosciences, Inc. *	3,328	32,881
Catalyst Pharmaceuticals, Inc. *	28,204	81,510
Celgene Corp. *	207,669	18,708,900
Charles River Laboratories International, Inc. *	14,016	1,742,189
ChemoCentryx, Inc. *	6,077	70,250
Clearside Biomedical, Inc. *	8,122	72,367
Clovis Oncology, Inc. *	14,851	655,523
Codexis, Inc. *	12,581	181,166
Cohbar, Inc. *	6,894	39,434
Coherus Biosciences, Inc. *	13,200	251,460
Collegium Pharmaceutical, Inc. *	6,083	117,219
Concert Pharmaceuticals, Inc. *	4,499	71,939
Corbus Pharmaceuticals Holdings, Inc. *(a)	15,073	76,119
Corcept Therapeutics, Inc. *	30,000	393,900
Corium International, Inc. *	8,309	61,570
CTI BioPharma Corp. *	14,337	31,828
Cymabay Therapeutics, Inc. *	20,365	227,884
Cytokinetics, Inc. *	15,082	110,853
CytomX Therapeutics, Inc. *	15,748	414,802
Deciphera Pharmaceuticals, Inc. *	5,000	172,000
Denali Therapeutics, Inc. *	4,035	50,801
Depomed, Inc. *	18,832	166,852
Dermira, Inc. *	9,561	93,124
Dicerna Pharmaceuticals, Inc. *	6,800	85,680
Dova Pharmaceuticals, Inc. *(a)	3,704	79,895
Durect Corp. *	41,585	61,130
Dynavax Technologies Corp. *	18,807	253,894
Eagle Pharmaceuticals, Inc. *	2,500	198,125
Editas Medicine, Inc. *	10,965	326,099
Eli Lilly & Co.	280,128	27,679,448
Eloxx Pharmaceuticals, Inc. *	6,055	91,854
Emergent BioSolutions, Inc. *	11,159	606,492
Enanta Pharmaceuticals, Inc. *	4,706	458,929
Endo International plc *	64,200	798,648
Endocyte, Inc. *(a)	17,600	269,632
Enzo Biochem, Inc. *	13,471	59,542
Epizyme, Inc. *	18,724	241,540
Esperion Therapeutics, Inc. *	6,639	298,357
Exact Sciences Corp. *	35,694	2,086,314
Exelixis, Inc. *	82,111	1,699,698
Fate Therapeutics, Inc. *	12,000	107,160
FibroGen, Inc. *	23,092	1,457,105
Five Prime Therapeutics, Inc. *	14,036	209,136
Flexion Therapeutics, Inc. *	11,400	272,004
Fluidigm Corp. *	6,000	38,400
Foundation Medicine, Inc. *(c)	4,841	663,217
G1 Therapeutics, Inc. *	5,000	256,750
Galectin Therapeutics, Inc. *	8,013	40,466
Genomic Health, Inc. *	6,761	362,930
Security	Number of Shares	Value ($)
Geron Corp. *(a)	46,200	165,858
Gilead Sciences, Inc.	381,204	29,669,107
Global Blood Therapeutics, Inc. *	14,531	607,396
GlycoMimetics, Inc. *	11,422	167,789
Halozyme Therapeutics, Inc. *	41,295	747,439
Harvard Bioscience, Inc. *	19,392	110,534
Heron Therapeutics, Inc. *	18,024	674,999
Horizon Pharma plc *	51,166	902,057
Idera Pharmaceuticals, Inc. *	6,495	37,087
Illumina, Inc. *	43,001	13,947,804
ImmunoGen, Inc. *	46,115	428,869
Immunomedics, Inc. *	45,960	1,099,823
Incyte Corp. *	52,838	3,515,841
Innoviva, Inc. *	21,393	302,711
Inovio Pharmaceuticals, Inc. *	20,194	80,978
Insmed, Inc. *	22,336	555,496
Intellia Therapeutics, Inc. *	5,931	157,883
Intercept Pharmaceuticals, Inc. *	5,974	544,470
Intersect ENT, Inc. *	7,773	251,457
Intra-Cellular Therapies, Inc. *	15,000	301,050
Intrexon Corp. *(a)	19,807	290,371
Invitae Corp. *	22,743	201,048
Ionis Pharmaceuticals, Inc. *	36,310	1,586,021
Iovance Biotherapeutics, Inc. *	23,332	331,314
IQVIA Holdings, Inc. *	47,385	5,778,127
Ironwood Pharmaceuticals, Inc. *	41,183	794,008
Jazz Pharmaceuticals plc *	17,289	2,992,380
Johnson & Johnson	784,342	103,941,002
Kadmon Holdings, Inc. *	44,130	150,042
Karyopharm Therapeutics, Inc. *	15,233	270,843
Keryx Biopharmaceuticals, Inc. *(a)	40,932	173,552
Kindred Biosciences, Inc. *	7,379	99,985
Kura Oncology, Inc. *	10,835	219,950
La Jolla Pharmaceutical Co. *(a)	8,067	266,776
Lannett Co., Inc. *(a)	8,800	112,200
Lexicon Pharmaceuticals, Inc. *	18,214	218,204
Ligand Pharmaceuticals, Inc. *	6,260	1,366,746
Loxo Oncology, Inc. *	6,272	1,051,124
Luminex Corp.	12,900	436,794
MacroGenics, Inc. *	13,343	275,533
Madrigal Pharmaceuticals, Inc. *	2,520	647,716
Mallinckrodt plc *	25,602	600,367
MannKind Corp. *(a)	36,235	55,802
MediciNova, Inc. *	10,435	98,715
Medpace Holdings, Inc. *	5,500	337,535
Melinta Therapeutics, Inc. *	11,816	62,625
Merck & Co., Inc.	787,117	51,847,397
Mettler-Toledo International, Inc. *	7,411	4,391,092
MiMedx Group, Inc. *(a)	26,820	113,985
Minerva Neurosciences, Inc. *	8,467	68,159
Mirati Therapeutics, Inc. *	9,557	586,800
Momenta Pharmaceuticals, Inc. *	24,855	735,708
Mylan N.V. *	149,726	5,586,277
MyoKardia, Inc. *	9,949	571,073
Myriad Genetics, Inc. *	21,964	960,925
NanoString Technologies, Inc. *	5,553	65,137
Natera, Inc. *	11,323	259,976
Nektar Therapeutics *	47,872	2,518,067
NeoGenomics, Inc. *	16,930	237,020
Neurocrine Biosciences, Inc. *	27,155	2,728,806
Novavax, Inc. *	145,049	184,212
Ocular Therapeutix, Inc. *	8,789	48,779
Omeros Corp. *(a)	12,156	256,005
OPKO Health, Inc. *(a)	102,014	573,319
Optinose, Inc. *	3,900	79,365
Pacific Biosciences of California, Inc. *	47,700	181,260
Pacira Pharmaceuticals, Inc. *	13,130	527,826
Paratek Pharmaceuticals, Inc. *	6,458	65,226
PDL BioPharma, Inc. *	46,611	116,994

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
PerkinElmer, Inc.	31,760	2,514,757
Perrigo Co., plc	37,173	2,993,170
Pfizer, Inc.	1,707,600	68,184,468
Phibro Animal Health Corp., Class A	6,184	296,214
PolarityTE, Inc. *(a)	4,800	109,392
Portola Pharmaceuticals, Inc. *	19,694	705,045
PRA Health Sciences, Inc. *	14,385	1,512,439
Prestige Brands Holdings, Inc. *	16,455	587,937
Progenics Pharmaceuticals, Inc. *	22,368	178,608
Prothena Corp. plc *	10,508	156,149
PTC Therapeutics, Inc. *	12,195	464,264
Puma Biotechnology, Inc. *	9,637	464,022
Radius Health, Inc. *	14,153	339,672
Reata Pharmaceuticals, Inc., Class A *	3,754	263,193
Regeneron Pharmaceuticals, Inc. *	22,876	8,418,597
REGENXBIO, Inc. *	7,980	560,994
Repligen Corp. *	11,119	537,381
Retrophin, Inc. *	12,048	333,007
Revance Therapeutics, Inc. *	9,440	271,400
Rhythm Pharmaceuticals, Inc. *	7,427	230,534
Rigel Pharmaceuticals, Inc. *	48,200	135,924
Rocket Pharmaceuticals, Inc. *	3,399	69,713
Sage Therapeutics, Inc. *	13,520	1,951,206
Sangamo Therapeutics, Inc. *	32,121	438,452
Sarepta Therapeutics, Inc. *	18,471	2,147,069
Savara, Inc. *	7,058	77,709
Seattle Genetics, Inc. *	31,145	2,192,608
Seres Therapeutics, Inc. *	8,036	60,833
SIGA Technologies, Inc. *	12,274	93,160
Solid Biosciences, Inc. *	2,200	88,440
Sorrento Therapeutics, Inc. *(a)	30,339	169,898
Spark Therapeutics, Inc. *	9,444	724,544
Spectrum Pharmaceuticals, Inc. *	28,269	601,847
Spring Bank Pharmaceuticals, Inc. *	3,900	50,037
Stemline Therapeutics, Inc. *	6,825	105,105
Supernus Pharmaceuticals, Inc. *	14,821	784,772
Syneos Health, Inc. *	16,795	827,574
Synergy Pharmaceuticals, Inc. *(a)	70,870	120,479
Syros Pharmaceuticals, Inc. *	5,676	57,441
T2 Biosystems, Inc. *	9,688	58,031
TESARO, Inc. *	11,796	410,855
Tetraphase Pharmaceuticals, Inc. *	15,558	44,651
TG Therapeutics, Inc. *	20,100	236,175
The Medicines Co. *	19,822	787,528
TherapeuticsMD, Inc. *(a)	48,286	252,053
Theravance Biopharma, Inc. *	13,214	316,475
Thermo Fisher Scientific, Inc.	117,333	27,518,108
Trevena, Inc. *	22,528	34,693
Ultragenyx Pharmaceutical, Inc. *	14,142	1,118,774
United Therapeutics Corp. *	12,938	1,590,210
Vanda Pharmaceuticals, Inc. *	18,529	386,330
Verastem, Inc. *	15,877	122,253
Vericel Corp. *	16,052	167,743
Vertex Pharmaceuticals, Inc. *	74,845	13,101,617
Viking Therapeutics, Inc. *(a)	11,000	112,200
Voyager Therapeutics, Inc. *	5,214	98,336
Waters Corp. *	22,622	4,462,642
WaVe Life Sciences Ltd. *	4,086	165,074
Xencor, Inc. *	14,064	523,462
ZIOPHARM Oncology, Inc. *(a)	53,154	137,669
Zoetis, Inc.	141,726	12,256,464
Zogenix, Inc. *	11,109	630,436
		670,326,790

Real Estate 3.7%
Acadia Realty Trust	23,300	630,964
Agree Realty Corp.	9,120	485,549
Alexander & Baldwin, Inc.	18,788	449,973
Security	Number of Shares	Value ($)
Alexander’s, Inc.	1,396	517,190
Alexandria Real Estate Equities, Inc.	29,474	3,756,167
Altisource Portfolio Solutions S.A. *(a)	3,227	107,491
American Assets Trust, Inc.	13,567	521,380
American Campus Communities, Inc.	40,300	1,662,375
American Homes 4 Rent, Class A	73,536	1,628,087
American Tower Corp.	129,019	19,125,777
Americold Realty Trust	15,000	322,650
Apartment Investment & Management Co., Class A	46,504	1,983,396
Apple Hospitality REIT, Inc.	62,911	1,131,769
Armada Hoffler Properties, Inc.	12,316	185,972
Ashford Hospitality Trust, Inc.	37,037	292,592
AvalonBay Communities, Inc.	40,285	7,124,402
Boston Properties, Inc.	45,277	5,683,622
Braemar Hotels & Resorts, Inc.	9,906	113,226
Brandywine Realty Trust	50,690	835,878
Brixmor Property Group, Inc.	87,674	1,550,953
Camden Property Trust	27,600	2,555,484
CareTrust REIT, Inc.	25,781	435,957
CatchMark Timber Trust, Inc., Class A	13,467	167,260
CBL & Associates Properties, Inc.	58,797	320,444
CBRE Group, Inc., Class A *	84,934	4,229,713
Cedar Realty Trust, Inc.	24,191	115,149
Chatham Lodging Trust	15,286	329,260
Chesapeake Lodging Trust	18,078	578,858
CIM Commercial Trust Corp.	4,212	63,812
City Office REIT, Inc.	14,341	182,848
Colony Capital, Inc.	149,352	920,008
Columbia Property Trust, Inc.	32,857	761,625
Community Healthcare Trust, Inc.	5,328	159,840
Consolidated-Tomoka Land Co.	2,000	131,020
CoreCivic, Inc.	34,616	887,554
CorEnergy Infrastructure Trust, Inc.	3,577	136,033
CorePoint Lodging, Inc. *	10,845	273,945
CoreSite Realty Corp.	9,911	1,111,023
Corporate Office Properties Trust	33,772	1,004,379
Cousins Properties, Inc.	116,231	1,083,273
Crown Castle International Corp.	120,965	13,406,551
CubeSmart	52,613	1,597,331
CyrusOne, Inc.	29,526	1,828,250
DCT Industrial Trust, Inc.	27,932	1,867,813
DDR Corp.	46,256	633,707
DiamondRock Hospitality Co.	57,867	689,775
Digital Realty Trust, Inc.	60,047	7,290,907
Douglas Emmett, Inc.	45,892	1,782,445
Duke Realty Corp.	104,200	3,034,304
Easterly Government Properties, Inc.	15,310	290,124
EastGroup Properties, Inc.	10,044	957,394
Education Realty Trust, Inc.	22,067	912,691
Empire State Realty Trust, Inc., Class A	44,686	744,916
EPR Properties	18,382	1,222,219
Equinix, Inc.	23,278	10,225,560
Equity Commonwealth *	32,310	1,041,674
Equity LifeStyle Properties, Inc.	25,034	2,277,844
Equity Residential	108,134	7,075,208
Essex Property Trust, Inc.	19,470	4,681,561
Extra Space Storage, Inc.	36,945	3,471,722
Farmland Partners, Inc. (a)	11,264	75,919
Federal Realty Investment Trust	21,682	2,721,091
First Industrial Realty Trust, Inc.	33,496	1,090,295
Forest City Realty Trust, Inc., Class A	79,247	1,978,798
Forestar Group, Inc. *	2,213	50,235
Four Corners Property Trust, Inc.	19,682	490,082
Franklin Street Properties Corp.	43,130	379,975
Front Yard Residential Corp.	16,297	157,429
FRP Holdings, Inc. *	2,400	156,000
Gaming & Leisure Properties, Inc.	58,842	2,137,141
Getty Realty Corp.	15,567	445,995

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
GGP, Inc.	184,843	3,940,853
Gladstone Commercial Corp.	10,000	198,400
Global Net Lease, Inc.	21,640	457,902
Government Properties Income Trust	32,152	484,531
Gramercy Property Trust	43,872	1,201,654
Griffin Industrial Realty, Inc.	300	12,483
HCP, Inc.	139,036	3,601,032
Healthcare Realty Trust, Inc.	37,231	1,106,133
Healthcare Trust of America, Inc., Class A	60,458	1,651,713
Hersha Hospitality Trust	10,000	215,900
HFF, Inc., Class A	12,184	548,402
Highwoods Properties, Inc.	28,666	1,407,787
Hospitality Properties Trust	46,789	1,322,725
Host Hotels & Resorts, Inc.	215,719	4,517,156
Hudson Pacific Properties, Inc.	43,300	1,483,458
Independence Realty Trust, Inc.	30,867	313,300
Industrial Logistics Properties Trust	6,140	141,834
InfraREIT, Inc.	14,958	313,370
Innovative Industrial Properties, Inc. (a)	1,735	56,179
Investors Real Estate Trust	37,463	205,297
Invitation Homes, Inc.	84,458	1,951,824
Iron Mountain, Inc.	82,651	2,901,877
iStar, Inc. *	15,169	164,887
JBG SMITH Properties	27,593	1,007,144
Jernigan Capital, Inc.	3,937	71,614
Jones Lang LaSalle, Inc.	12,803	2,189,441
Kennedy-Wilson Holdings, Inc.	36,365	760,028
Kilroy Realty Corp.	28,600	2,086,370
Kimco Realty Corp.	124,276	2,074,166
Kite Realty Group Trust	23,083	389,410
Lamar Advertising Co., Class A	24,289	1,788,399
LaSalle Hotel Properties	31,416	1,089,193
Lexington Realty Trust	67,448	592,868
Liberty Property Trust	43,315	1,856,481
Life Storage, Inc.	12,940	1,241,722
LTC Properties, Inc.	12,155	512,576
Mack-Cali Realty Corp.	28,080	546,718
Marcus & Millichap, Inc. *	4,070	163,655
Maui Land & Pineapple Co., Inc. *	3,129	39,895
MedEquities Realty Trust, Inc.	9,955	111,496
Medical Properties Trust, Inc.	103,398	1,489,965
Mid-America Apartment Communities, Inc.	33,212	3,347,105
Monmouth Real Estate Investment Corp.	25,066	417,850
National Health Investors, Inc.	13,260	992,378
National Retail Properties, Inc.	45,217	2,017,130
National Storage Affiliates Trust	16,811	484,661
New Century Financial Corp. *(c)	3,600	—
New Senior Investment Group, Inc.	31,775	224,967
Newmark Group, Inc., Class A	40,600	565,964
NexPoint Residential Trust, Inc.	6,034	180,658
NorthStar Realty Europe Corp.	15,816	216,521
Omega Healthcare Investors, Inc.	57,256	1,699,931
One Liberty Properties, Inc.	6,071	163,674
Outfront Media, Inc.	41,403	879,814
Paramount Group, Inc.	57,038	880,667
Park Hotels & Resorts, Inc.	57,807	1,808,203
Pebblebrook Hotel Trust	19,844	764,986
Pennsylvania Real Estate Investment Trust	18,917	200,899
Physicians Realty Trust	57,100	899,896
Piedmont Office Realty Trust, Inc., Class A	34,909	690,500
PotlatchDeltic Corp.	17,258	806,811
Preferred Apartment Communities, Inc., Class A	15,145	256,253
Prologis, Inc.	154,980	10,169,788
PS Business Parks, Inc.	6,633	847,498
Public Storage	43,782	9,537,033
QTS Realty Trust, Inc., Class A	15,589	666,430
Ramco-Gershenson Properties Trust	22,500	295,875
Rayonier, Inc.	36,168	1,266,242
Security	Number of Shares	Value ($)
RE/MAX Holdings, Inc., Class A	6,136	311,709
Realogy Holdings Corp.	35,254	771,005
Realty Income Corp.	82,300	4,589,871
Redfin Corp. *(a)	2,861	70,095
Regency Centers Corp.	42,184	2,684,168
Retail Opportunity Investments Corp.	33,573	634,865
Retail Properties of America, Inc., Class A	66,408	833,420
Retail Value, Inc. *	4,625	152,810
Rexford Industrial Realty, Inc.	23,333	714,923
RLJ Lodging Trust	50,267	1,135,532
Ryman Hospitality Properties, Inc.	14,301	1,215,728
Sabra Health Care REIT, Inc.	51,991	1,123,526
Saul Centers, Inc.	4,700	250,416
SBA Communications Corp. *	33,534	5,306,755
Select Income REIT	20,650	430,552
Senior Housing Properties Trust	72,748	1,297,824
Seritage Growth Properties, Class A (a)	8,831	373,640
Simon Property Group, Inc.	89,626	15,792,997
SL Green Realty Corp.	25,211	2,599,506
Spirit MTA REIT *	14,101	140,869
Spirit Realty Capital, Inc.	116,609	976,017
STAG Industrial, Inc.	28,487	778,265
STORE Capital Corp.	48,824	1,340,219
Summit Hotel Properties, Inc.	33,392	472,497
Sun Communities, Inc.	22,669	2,197,986
Sunstone Hotel Investors, Inc.	63,743	1,037,099
Tanger Factory Outlet Centers, Inc.	28,674	683,875
Taubman Centers, Inc.	18,717	1,161,390
Tejon Ranch Co. *	6,903	161,530
Terreno Realty Corp.	16,803	620,199
The GEO Group, Inc.	36,192	936,649
The Howard Hughes Corp. *	10,900	1,477,495
The Macerich Co.	31,366	1,852,476
The RMR Group, Inc., Class A	1,889	163,965
The St. Joe Co. *	18,800	331,820
Tier REIT, Inc.	13,943	331,425
UDR, Inc.	78,312	3,013,446
UMH Properties, Inc.	18,500	285,640
Uniti Group, Inc.	47,751	844,238
Universal Health Realty Income Trust	6,304	424,322
Urban Edge Properties	33,842	767,537
Urstadt Biddle Properties, Inc., Class A	9,781	217,725
Ventas, Inc.	104,941	5,916,574
VEREIT, Inc.	280,149	2,137,537
VICI Properties, Inc.	20,000	407,000
Vornado Realty Trust	50,552	3,635,700
Washington Prime Group, Inc.	59,455	477,424
Washington Real Estate Investment Trust	23,930	729,626
Weingarten Realty Investors	38,578	1,165,827
Welltower, Inc.	109,000	6,823,400
Weyerhaeuser Co.	220,123	7,523,804
Whitestone REIT	10,368	134,784
WP Carey, Inc.	30,834	2,015,927
Xenia Hotels & Resorts, Inc.	31,150	759,748
		316,996,803

Retailing 6.3%
1-800-FLOWERS.COM, Inc., Class A *	10,904	158,108
Aaron’s, Inc.	18,663	808,295
Abercrombie & Fitch Co., Class A	20,814	493,084
Advance Auto Parts, Inc.	21,376	3,018,933
Amazon.com, Inc. *	117,698	209,201,133
America’s Car-Mart, Inc. *	2,070	132,480
American Eagle Outfitters, Inc.	47,269	1,190,233
Asbury Automotive Group, Inc. *	5,904	415,051
Ascena Retail Group, Inc. *	50,000	184,000
At Home Group, Inc. *	9,100	330,057
AutoNation, Inc. *	17,377	843,306

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
AutoZone, Inc. *	7,887	5,564,515
Barnes & Noble Education, Inc. *	11,182	62,843
Barnes & Noble, Inc.	16,068	98,015
Bed Bath & Beyond, Inc.	44,734	837,868
Best Buy Co., Inc.	72,137	5,412,439
Big Lots, Inc.	12,600	547,218
Booking Holdings, Inc. *	14,049	28,501,487
Boot Barn Holdings, Inc. *	8,400	196,476
Burlington Stores, Inc. *	20,270	3,097,459
Caleres, Inc.	13,090	438,384
Camping World Holdings, Inc., Class A (a)	8,148	180,641
CarMax, Inc. *	52,492	3,920,103
Carvana Co. *(a)	9,838	423,034
Chico’s FAS, Inc.	43,544	378,833
Citi Trends, Inc.	3,906	110,969
Conn’s, Inc. *	7,143	242,148
Core-Mark Holding Co., Inc.	12,227	295,649
Dick’s Sporting Goods, Inc.	23,982	818,746
Dillard’s, Inc., Class A (a)	6,379	512,042
Dollar General Corp.	74,103	7,273,209
Dollar Tree, Inc. *	69,946	6,384,671
DSW, Inc., Class A	21,162	580,685
Expedia Group, Inc.	36,110	4,832,962
Express, Inc. *	20,816	200,458
Five Below, Inc. *	16,005	1,555,046
Floor & Decor Holdings, Inc., Class A *	13,107	625,859
Foot Locker, Inc.	33,991	1,659,101
Francesca’s Holdings Corp. *	9,978	81,221
GameStop Corp., Class A (a)	31,567	454,880
Genesco, Inc. *	5,469	222,588
Genuine Parts Co.	44,190	4,300,129
GNC Holdings, Inc., Class A *(a)	19,716	62,697
Group 1 Automotive, Inc.	5,722	400,483
Groupon, Inc. *	121,403	568,166
Guess?, Inc.	16,800	380,688
Haverty Furniture Cos., Inc.	5,712	113,098
Hibbett Sports, Inc. *	5,715	131,159
J.C. Penney Co., Inc. *(a)	104,289	255,508
Kirkland’s, Inc. *	5,229	59,506
Kohl’s Corp.	50,573	3,735,828
L Brands, Inc.	70,432	2,230,581
Lands’ End, Inc. *	5,100	123,675
Liberty Expedia Holdings, Inc., Class A *	16,707	804,776
Liberty TripAdvisor Holdings, Inc., Class A *	20,323	338,378
Lithia Motors, Inc., Class A	7,049	627,713
LKQ Corp. *	94,217	3,158,154
Lowe’s Cos., Inc.	240,507	23,891,965
Lumber Liquidators Holdings, Inc. *	7,601	147,003
Macy’s, Inc.	89,044	3,537,718
MarineMax, Inc. *	6,661	124,894
Monro, Inc.	10,101	681,312
Murphy USA, Inc. *	9,482	751,354
National Vision Holdings, Inc. *	9,779	397,614
Netflix, Inc. *	127,157	42,909,130
Nordstrom, Inc.	34,883	1,828,218
Nutrisystem, Inc.	7,876	315,040
O'Reilly Automotive, Inc. *	23,922	7,320,132
Office Depot, Inc.	162,879	408,826
Ollie’s Bargain Outlet Holdings, Inc. *	14,720	1,023,040
Overstock.com, Inc. *	6,591	234,969
Party City Holdco, Inc. *	9,246	145,625
Penske Automotive Group, Inc.	10,386	542,149
PetMed Express, Inc.	5,544	205,849
Pier 1 Imports, Inc.	20,000	43,200
Pool Corp.	11,783	1,805,745
Qurate Retail, Inc. *	129,925	2,766,103
Rent-A-Center, Inc. *	14,742	218,771
RH *	5,698	774,130
Ross Stores, Inc.	109,851	9,604,273
Security	Number of Shares	Value ($)
Sally Beauty Holdings, Inc. *	38,688	637,965
Shoe Carnival, Inc.	3,214	100,823
Shutterfly, Inc. *	9,939	817,582
Signet Jewelers Ltd.	16,565	956,463
Sleep Number Corp. *	10,441	297,464
Sonic Automotive, Inc., Class A	7,037	143,203
Stitch Fix, Inc., Class A *	3,500	100,310
Tailored Brands, Inc.	15,557	313,629
Target Corp.	155,099	12,513,387
The Buckle, Inc. (a)	7,969	191,654
The Cato Corp., Class A	7,100	176,790
The Children’s Place, Inc.	4,850	596,065
The Gap, Inc.	62,721	1,892,293
The Home Depot, Inc.	336,338	66,433,482
The Michaels Cos., Inc. *	32,926	672,020
The TJX Cos., Inc.	182,714	17,770,764
Tiffany & Co.	30,228	4,158,164
Tile Shop Holdings, Inc.	13,900	115,370
Tilly’s, Inc., Class A	3,700	57,350
Tractor Supply Co.	35,049	2,735,224
TripAdvisor, Inc. *	31,398	1,820,770
Tuesday Morning Corp. *(a)	10,800	31,320
Ulta Salon, Cosmetics & Fragrance, Inc. *	16,563	4,047,832
Urban Outfitters, Inc. *	23,531	1,044,776
Wayfair, Inc., Class A *	13,108	1,426,413
Weyco Group, Inc.	1,892	65,936
Williams-Sonoma, Inc.	22,413	1,310,936
Winmark Corp.	768	113,050
Zumiez, Inc. *	5,244	118,777
		529,911,640

Semiconductors & Semiconductor Equipment 3.7%
Advanced Energy Industries, Inc. *	12,010	735,492
Advanced Micro Devices, Inc. *	241,227	4,421,691
Alpha & Omega Semiconductor Ltd. *	6,543	87,414
Amkor Technology, Inc. *	44,787	388,751
Analog Devices, Inc.	108,797	10,459,744
Applied Materials, Inc.	294,240	14,308,891
Axcelis Technologies, Inc. *	8,582	188,804
AXT, Inc. *	10,674	80,589
Broadcom, Inc.	117,434	26,043,338
Brooks Automation, Inc.	21,375	653,648
Cabot Microelectronics Corp.	7,893	950,712
CEVA, Inc. *	6,184	186,138
Cirrus Logic, Inc. *	18,141	784,780
Cohu, Inc.	10,808	272,145
Cree, Inc. *	29,870	1,408,371
Cypress Semiconductor Corp.	101,681	1,810,939
Diodes, Inc. *	11,012	409,206
DSP Group, Inc. *	6,300	78,750
Entegris, Inc.	40,708	1,430,886
First Solar, Inc. *	23,779	1,244,831
FormFactor, Inc. *	19,922	257,990
GSI Technology, Inc. *	8,500	58,225
Ichor Holdings Ltd. *(a)	4,900	102,900
Impinj, Inc. *(a)	4,438	94,574
Inphi Corp. *	13,242	416,328
Integrated Device Technology, Inc. *	38,603	1,329,101
Intel Corp.	1,361,982	65,511,334
KLA-Tencor Corp.	46,209	5,425,861
Kopin Corp. *	19,600	59,976
Kulicke & Soffa Industries, Inc.	19,505	514,152
Lam Research Corp.	47,935	9,138,328
Lattice Semiconductor Corp. *	35,433	272,480
MACOM Technology Solutions Holdings, Inc. *	10,984	228,797
Marvell Technology Group Ltd.	171,191	3,648,080
Maxim Integrated Products, Inc.	81,101	4,958,515

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
MaxLinear, Inc. *	20,732	358,871
Microchip Technology, Inc.	69,112	6,457,136
Micron Technology, Inc. *	339,485	17,921,413
MKS Instruments, Inc.	16,092	1,517,476
Monolithic Power Systems, Inc.	11,490	1,524,493
Nanometrics, Inc. *	7,752	291,940
NeoPhotonics Corp. *(a)	9,737	62,025
NVE Corp.	1,664	177,748
NVIDIA Corp.	177,479	43,457,508
ON Semiconductor Corp. *	123,109	2,714,553
PDF Solutions, Inc. *	9,699	101,840
Photronics, Inc. *	18,000	162,000
Power Integrations, Inc.	8,949	639,854
Qorvo, Inc. *	37,986	3,105,735
QUALCOMM, Inc.	433,896	27,808,395
Rambus, Inc. *	28,897	357,167
Rudolph Technologies, Inc. *	9,279	265,379
Semtech Corp. *	19,476	924,136
Sigma Designs, Inc. *	11,379	68,843
Silicon Laboratories, Inc. *	12,798	1,219,010
Skyworks Solutions, Inc.	53,617	5,071,096
SMART Global Holdings, Inc. *	1,578	48,176
SolarEdge Technologies, Inc. *	11,068	589,371
SunPower Corp. *(a)	15,500	112,530
Synaptics, Inc. *	9,360	469,030
Teradyne, Inc.	56,053	2,424,292
Texas Instruments, Inc.	285,844	31,820,154
Ultra Clean Holdings, Inc. *	13,767	184,753
Universal Display Corp.	12,200	1,174,860
Veeco Instruments, Inc. *	13,473	197,379
Versum Materials, Inc.	31,442	1,212,089
Xcerra Corp. *	12,951	184,422
Xilinx, Inc.	74,866	5,395,593
Xperi Corp.	13,448	223,909
		316,204,937

Software & Services 14.9%
2U, Inc. *	16,778	1,269,423
8x8, Inc. *	29,501	588,545
A10 Networks, Inc. *	15,072	101,887
Accenture plc, Class A	187,575	29,886,325
ACI Worldwide, Inc. *	34,408	889,103
Activision Blizzard, Inc.	223,622	16,418,327
Acxiom Corp. *	23,737	962,298
Adobe Systems, Inc. *	143,917	35,213,612
Agilysys, Inc. *	10,875	178,894
Akamai Technologies, Inc. *	49,034	3,690,299
Alarm.com Holdings, Inc. *	7,095	304,163
Alliance Data Systems Corp.	14,274	3,209,937
Alphabet, Inc., Class A *	87,168	106,974,313
Alphabet, Inc., Class C *	88,836	108,136,509
Altair Engineering, Inc., Class A *	9,060	318,006
Alteryx, Inc., Class A *	6,710	261,623
American Software, Inc., Class A	9,461	141,537
ANGI Homeservices, Inc., Class A *	14,595	229,287
ANSYS, Inc. *	24,244	4,094,327
Appfolio, Inc., Class A *	3,289	237,466
Appian Corp. *(a)	4,930	153,224
Apptio, Inc., Class A *	10,523	353,257
Aspen Technology, Inc. *	20,576	1,970,975
Autodesk, Inc. *	64,712	8,311,609
Automatic Data Processing, Inc.	128,356	17,326,776
Avaya Holdings Corp. *	31,213	642,364
Benefitfocus, Inc. *	6,772	203,837
Black Knight, Inc. *	39,991	2,065,535
Blackbaud, Inc.	15,208	1,517,910
Blackline, Inc. *	11,746	501,554
Booz Allen Hamilton Holding Corp.	41,758	1,973,901
Security	Number of Shares	Value ($)
Bottomline Technologies de, Inc. *	10,637	573,334
Box, Inc., Class A *	36,916	884,507
Brightcove, Inc. *	8,000	68,400
Broadridge Financial Solutions, Inc.	33,520	3,787,090
CA, Inc.	89,701	3,965,681
CACI International, Inc., Class A *	7,213	1,263,718
Cadence Design Systems, Inc. *	81,400	3,588,926
Carbon Black, Inc. *(a)	2,460	51,070
Carbonite, Inc. *	11,894	407,964
Cardtronics plc, Class A *	12,445	315,107
Care.com, Inc. *	4,500	81,090
Cargurus, Inc. *	3,542	153,546
Cars.com, Inc. *	21,798	618,409
Cass Information Systems, Inc.	3,141	211,546
CDK Global, Inc.	35,134	2,194,118
Ceridian HCM Holding, Inc. *	6,289	206,028
ChannelAdvisor Corp. *	6,900	95,910
Cision Ltd. *	21,216	319,937
Citrix Systems, Inc. *	36,386	4,001,368
Cloudera, Inc. *	26,700	357,513
Cognizant Technology Solutions Corp., Class A	171,340	13,964,210
CommVault Systems, Inc. *	12,491	810,666
Conduent, Inc. *	57,352	1,030,042
ConvergeOne Holdings, Inc.	7,369	70,006
Convergys Corp.	27,459	675,491
CoreLogic, Inc. *	23,819	1,159,985
Cornerstone OnDemand, Inc. *	15,855	783,237
Coupa Software, Inc. *	8,803	539,712
CSG Systems International, Inc.	10,871	442,124
Dell Technologies, Inc., Class V *	58,399	5,403,075
Digimarc Corp. *	3,542	106,614
DocuSign, Inc. *(a)	6,123	330,030
Dropbox, Inc., Class A *(a)	13,367	357,835
DXC Technology Co.	82,559	6,996,050
eBay, Inc. *	271,000	9,064,950
Ebix, Inc.	6,724	533,549
Edgewater Technology, Inc. *	767	3,927
eGain Corp. *	4,976	64,688
Electronic Arts, Inc. *	90,023	11,590,461
Ellie Mae, Inc. *	10,328	1,024,744
Endurance International Group Holdings, Inc. *	22,190	181,958
Envestnet, Inc. *	13,876	813,134
EPAM Systems, Inc. *	14,752	1,920,858
Etsy, Inc. *	31,957	1,305,763
Euronet Worldwide, Inc. *	14,988	1,377,997
Everbridge, Inc. *	4,999	224,855
Everi Holdings, Inc. *	19,772	145,324
EVERTEC, Inc.	18,404	428,813
ExlService Holdings, Inc. *	10,509	626,757
Facebook, Inc., Class A *	701,253	121,022,243
Fair Isaac Corp. *	8,802	1,773,251
Fidelity National Information Services, Inc.	95,968	9,897,180
FireEye, Inc. *	52,385	813,539
First Data Corp., Class A *	131,381	3,055,922
Fiserv, Inc. *	118,678	8,957,815
Five9, Inc. *	16,946	540,577
FleetCor Technologies, Inc. *	26,024	5,647,208
ForeScout Technologies, Inc. *	5,800	196,968
Fortinet, Inc. *	43,145	2,714,252
Gartner, Inc. *	26,226	3,551,787
Genpact Ltd.	45,585	1,384,872
Global Payments, Inc.	46,930	5,282,910
Glu Mobile, Inc. *	38,900	207,337
GoDaddy, Inc., Class A *	45,447	3,345,808
Gogo, Inc. *(a)	16,000	57,280
GrubHub, Inc. *	26,181	3,191,202
GTT Communications, Inc. *	10,486	466,103

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Guidewire Software, Inc. *	23,354	2,013,115
Hortonworks, Inc. *	20,366	354,776
HubSpot, Inc. *	10,280	1,275,748
IAC/InterActiveCorp *	22,583	3,325,347
Imperva, Inc. *	10,762	497,743
Information Services Group, Inc. *	16,112	66,059
Instructure, Inc. *	9,643	373,184
International Business Machines Corp.	249,234	36,121,484
Intuit, Inc.	70,980	14,496,955
j2 Global, Inc.	14,745	1,250,966
Jack Henry & Associates, Inc.	22,219	2,992,899
Leaf Group Ltd. *	5,920	69,264
Leidos Holdings, Inc.	40,914	2,799,336
Limelight Networks, Inc. *	37,860	168,856
LivePerson, Inc. *	15,471	358,927
LogMeIn, Inc.	15,349	1,244,036
Manhattan Associates, Inc. *	20,160	970,099
ManTech International Corp., Class A	8,531	510,580
MasterCard, Inc., Class A	267,519	52,968,762
Match Group, Inc. *(a)	18,172	656,373
MAXIMUS, Inc.	19,172	1,242,537
Microsoft Corp.	2,244,334	238,078,951
MicroStrategy, Inc., Class A *	3,164	411,795
MINDBODY, Inc., Class A *	8,064	301,190
Mitek Systems, Inc. *	10,165	85,894
MobileIron, Inc. *	15,000	70,500
Model N, Inc. *	7,661	142,878
MoneyGram International, Inc. *	9,037	59,102
MongoDB, Inc. *	7,623	412,481
Monotype Imaging Holdings, Inc.	17,086	352,826
New Relic, Inc. *	12,956	1,265,801
NIC, Inc.	18,419	302,072
Nuance Communications, Inc. *	77,685	1,147,407
Nutanix, Inc., Class A *	21,730	1,062,380
Okta, Inc. *	21,757	1,080,235
OneSpan, Inc. *	9,000	146,700
Oracle Corp.	870,966	41,527,659
Pandora Media, Inc. *	72,500	488,650
Paychex, Inc.	93,335	6,441,982
Paycom Software, Inc. *	13,937	1,480,806
Paylocity Holding Corp. *	8,887	515,446
PayPal Holdings, Inc. *	326,569	26,824,378
Pegasystems, Inc.	11,104	617,382
Perficient, Inc. *	10,300	271,096
Perspecta, Inc.	40,129	870,799
Pivotal Software, Inc., Class A *	10,541	241,916
Pluralsight, Inc., Class A *	5,847	135,709
Presidio, Inc. *	9,102	127,064
PRGX Global, Inc. *	11,000	99,550
Progress Software Corp.	16,046	590,332
Proofpoint, Inc. *	14,728	1,679,728
PROS Holdings, Inc. *	7,826	290,658
PTC, Inc. *	33,428	3,072,367
Q2 Holdings, Inc. *	10,596	626,753
QAD, Inc., Class A	3,753	186,899
Qualys, Inc. *	9,704	845,218
QuinStreet, Inc. *	10,517	139,455
Quotient Technology, Inc. *	21,178	312,376
Rapid7, Inc. *	11,579	322,012
RealPage, Inc. *	21,740	1,197,874
Red Hat, Inc. *	51,887	7,328,001
RingCentral, Inc., Class A *	20,750	1,530,313
Rosetta Stone, Inc. *	4,486	65,944
Sabre Corp.	72,799	1,792,311
SailPoint Technologies Holding, Inc. *	13,200	317,988
salesforce.com, Inc. *	206,326	28,297,611
Science Applications International Corp.	13,156	1,109,972
SendGrid, Inc. *	3,200	81,696
ServiceNow, Inc. *	51,980	9,146,401
Security	Number of Shares	Value ($)
ServiceSource International, Inc. *	26,733	93,566
Shutterstock, Inc. *	5,148	237,168
Smartsheet, Inc., Class A *	3,345	71,918
Snap, Inc., Class A *(a)	73,972	924,650
Splunk, Inc. *	43,303	4,161,418
SPS Commerce, Inc. *	5,412	464,295
Square, Inc., Class A *	85,010	5,495,897
SS&C Technologies Holdings, Inc.	57,852	3,070,206
Stamps.com, Inc. *	4,823	1,258,803
StarTek, Inc. *	3,900	29,952
Switch, Inc., Class A	9,655	125,708
Sykes Enterprises, Inc. *	12,854	381,250
Symantec Corp.	180,630	3,652,339
Synopsys, Inc. *	43,127	3,856,848
Syntel, Inc. *	10,835	439,793
Tableau Software, Inc., Class A *	19,984	2,059,751
Take-Two Interactive Software, Inc. *	33,592	3,796,568
TechTarget, Inc. *	5,500	156,310
Teradata Corp. *	34,562	1,323,379
The Hackett Group, Inc.	7,200	129,816
The Meet Group, Inc. *	20,844	84,627
The Trade Desk, Inc., Class A *	6,404	539,985
The Ultimate Software Group, Inc. *	8,481	2,348,304
The Western Union Co.	133,362	2,688,578
TiVo Corp.	38,279	465,090
Total System Services, Inc.	49,640	4,544,046
Travelport Worldwide Ltd.	38,062	719,372
TrueCar, Inc. *	21,107	234,710
TTEC Holdings, Inc.	4,849	155,895
Twilio, Inc., Class A *	21,089	1,220,842
Twitter, Inc. *	191,289	6,096,380
Tyler Technologies, Inc. *	10,272	2,311,097
Unisys Corp. *	18,200	233,870
Upland Software, Inc. *	4,500	140,940
Varonis Systems, Inc. *	7,190	429,782
Verint Systems, Inc. *	19,441	872,901
VeriSign, Inc. *	27,848	4,044,365
Virtusa Corp. *	8,862	468,179
Visa, Inc., Class A	520,919	71,230,464
VMware, Inc., Class A *	20,107	2,907,271
Web.com Group, Inc. *	14,122	355,168
WEX, Inc. *	11,578	2,197,736
Workday, Inc., Class A *	43,668	5,415,705
Workiva, Inc. *	8,050	203,263
Worldpay, Inc., Class A *	86,789	7,133,188
XO Group, Inc. *	8,056	227,018
Yelp, Inc. *	21,859	806,160
Yext, Inc. *	18,500	391,090
Zendesk, Inc. *	31,056	1,691,620
Zillow Group, Inc., Class A *	13,869	781,796
Zillow Group, Inc., Class C *	33,117	1,844,617
Zix Corp. *	17,000	90,780
Zscaler, Inc. *(a)	4,048	142,935
Zuora, Inc., Class A *(a)	3,163	77,588
Zynga, Inc., Class A *	231,458	877,226
		1,268,311,021

Technology Hardware & Equipment 5.6%
3D Systems Corp. *(a)	36,503	444,242
Acacia Communications, Inc. *	7,654	246,000
ADTRAN, Inc.	19,268	313,105
Amphenol Corp., Class A	87,846	8,214,479
Anixter International, Inc. *	8,709	634,886
Apple, Inc.	1,435,953	273,247,496
Applied Optoelectronics, Inc. *(a)	6,000	230,580
Arista Networks, Inc. *	13,832	3,537,257
ARRIS International plc *	50,235	1,268,936
Arrow Electronics, Inc. *	24,793	1,880,301

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Avnet, Inc.	34,118	1,496,074
AVX Corp.	19,251	400,036
Badger Meter, Inc.	8,931	465,752
Belden, Inc.	12,455	806,461
Benchmark Electronics, Inc.	13,708	331,734
CalAmp Corp. *	10,260	233,518
Calix, Inc. *	12,108	85,361
Casa Systems, Inc. *	2,000	30,460
CDW Corp.	44,566	3,747,555
Ciena Corp. *	43,840	1,113,536
Cisco Systems, Inc.	1,373,781	58,097,198
Cognex Corp.	52,971	2,795,809
Coherent, Inc. *	7,289	1,152,099
CommScope Holding Co., Inc. *	56,055	1,799,926
Comtech Telecommunications Corp.	6,802	228,547
Control4 Corp. *	5,383	136,890
Corning, Inc.	244,139	8,100,532
Cray, Inc. *	14,399	359,255
CTS Corp.	10,207	356,224
CUI Global, Inc. *	12,294	33,563
Daktronics, Inc.	14,170	121,720
Diebold Nixdorf, Inc.	20,377	231,279
Digi International, Inc. *	9,100	122,850
Dolby Laboratories, Inc., Class A	18,874	1,216,429
Eastman Kodak Co. *(a)	10,651	33,551
EchoStar Corp., Class A *	15,207	684,163
Electro Scientific Industries, Inc. *	9,900	178,497
Electronics For Imaging, Inc. *	15,455	527,325
ePlus, Inc. *	3,969	391,542
Extreme Networks, Inc. *	36,200	307,700
F5 Networks, Inc. *	18,110	3,103,692
Fabrinet *	11,108	434,545
FARO Technologies, Inc. *	4,650	302,715
Finisar Corp. *	34,402	579,674
Fitbit, Inc., Class A *	59,085	350,374
FLIR Systems, Inc.	41,150	2,411,390
Harmonic, Inc. *	28,370	130,502
Hewlett Packard Enterprise Co.	444,554	6,863,914
HP, Inc.	478,877	11,052,481
I.D. Systems, Inc. *	5,500	37,400
II-VI, Inc. *	15,457	605,914
Immersion Corp. *	10,166	142,731
Infinera Corp. *	49,462	411,524
Insight Enterprises, Inc. *	9,913	498,327
InterDigital, Inc.	10,223	842,886
IPG Photonics Corp. *	11,388	1,868,088
Itron, Inc. *	10,420	637,704
Jabil, Inc.	49,500	1,394,415
Juniper Networks, Inc.	100,582	2,649,330
KEMET Corp. *	15,604	405,548
Keysight Technologies, Inc. *	53,787	3,119,646
Kimball Electronics, Inc. *	11,150	226,903
Knowles Corp. *	30,607	531,338
Littelfuse, Inc.	7,649	1,658,456
Lumentum Holdings, Inc. *	17,830	931,617
Maxwell Technologies, Inc. *	14,267	65,486
Mesa Laboratories, Inc.	1,023	206,881
Methode Electronics, Inc.	11,479	450,551
Motorola Solutions, Inc.	47,157	5,720,144
MTS Systems Corp.	4,909	267,663
National Instruments Corp.	32,655	1,430,616
NCR Corp. *	34,751	970,248
NetApp, Inc.	79,069	6,129,429
NETGEAR, Inc. *	9,732	640,852
NetScout Systems, Inc. *	23,875	639,850
Novanta, Inc. *	9,852	614,272
Oclaro, Inc. *	53,376	451,561
OSI Systems, Inc. *	4,732	377,424
Palo Alto Networks, Inc. *	27,051	5,363,131
Security	Number of Shares	Value ($)
Park Electrochemical Corp.	6,594	145,793
PC Connection, Inc.	4,382	148,331
PC-Tel, Inc. *	8,900	55,091
Plantronics, Inc.	10,058	690,582
Plexus Corp. *	10,389	617,314
Pure Storage, Inc., Class A *	33,300	721,278
Quantenna Communications, Inc. *	5,500	87,615
Quantum Corp. *	15,625	26,563
Ribbon Communications, Inc. *	15,542	105,452
Rogers Corp. *	5,520	643,466
Sanmina Corp. *	22,139	644,245
ScanSource, Inc. *	7,330	302,363
Seagate Technology plc	84,233	4,432,340
Super Micro Computer, Inc. *	10,345	228,625
SYNNEX Corp.	8,712	840,447
TE Connectivity Ltd.	101,598	9,506,525
Tech Data Corp. *	10,057	838,854
TESSCO Technologies, Inc.	4,025	74,664
Trimble, Inc. *	72,786	2,569,346
TTM Technologies, Inc. *	28,872	501,218
Ubiquiti Networks, Inc. *(a)	6,097	503,490
USA Technologies, Inc. *	14,263	191,837
VeriFone Systems, Inc. *	32,937	754,257
ViaSat, Inc. *	15,920	1,119,813
Viavi Solutions, Inc. *	71,700	725,604
Vishay Intertechnology, Inc.	38,514	962,850
Vishay Precision Group, Inc. *	4,093	163,311
Western Digital Corp.	87,527	6,140,019
Xerox Corp.	65,784	1,708,410
Zebra Technologies Corp., Class A *	15,418	2,126,605
		477,698,398

Telecommunication Services 1.8%
AT&T, Inc.	2,120,821	67,802,647
ATN International, Inc.	3,250	207,610
Boingo Wireless, Inc. *	14,710	339,948
CenturyLink, Inc.	288,011	5,405,967
Cincinnati Bell, Inc. *	14,894	198,835
Cogent Communications Holdings, Inc.	12,036	625,270
Consolidated Communications Holdings, Inc.	23,577	300,371
Frontier Communications Corp. (a)	19,211	100,281
Globalstar, Inc. *	108,677	60,859
Iridium Communications, Inc. *	26,965	466,495
NII Holdings, Inc. *	28,127	174,387
Ooma, Inc. *	5,157	83,028
ORBCOMM, Inc. *	28,696	274,334
pdvWireless, Inc. *	2,756	82,404
Shenandoah Telecommunications Co.	13,220	436,260
Spok Holdings, Inc.	5,500	79,750
Sprint Corp. *	201,805	1,095,801
T-Mobile US, Inc. *	85,419	5,125,140
Telephone & Data Systems, Inc.	27,653	698,238
United States Cellular Corp. *	5,400	185,544
Verizon Communications, Inc.	1,205,006	62,226,510
Vonage Holdings Corp. *	65,275	836,173
Windstream Holdings, Inc. *(a)	10,608	37,340
Zayo Group Holdings, Inc. *	53,964	2,001,525
		148,844,717

Transportation 2.1%
Air Transport Services Group, Inc. *	12,727	286,739
Alaska Air Group, Inc.	36,033	2,263,953
Allegiant Travel Co.	4,000	494,400
AMERCO	2,038	768,489
American Airlines Group, Inc.	122,122	4,828,704
ArcBest Corp.	7,080	329,574

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Atlas Air Worldwide Holdings, Inc. *	7,665	513,938
Avis Budget Group, Inc. *	20,631	718,990
C.H. Robinson Worldwide, Inc.	40,834	3,766,120
Covenant Transportation Group, Inc., Class A *	3,000	86,940
CSX Corp.	255,879	18,085,528
Daseke, Inc. *	20,197	175,512
Delta Air Lines, Inc.	188,727	10,270,523
Echo Global Logistics, Inc. *	7,245	249,590
Expeditors International of Washington, Inc.	50,206	3,824,191
FedEx Corp.	71,562	17,594,949
Forward Air Corp.	9,608	613,951
Genco Shipping & Trading Ltd. *	3,574	53,074
Genesee & Wyoming, Inc., Class A *	16,875	1,451,250
Hawaiian Holdings, Inc.	15,015	602,102
Heartland Express, Inc.	16,083	308,633
Hertz Global Holdings, Inc. *	26,976	410,845
Hub Group, Inc., Class A *	10,614	492,490
JB Hunt Transport Services, Inc.	24,549	2,943,425
JetBlue Airways Corp. *	93,303	1,679,454
Kansas City Southern	30,812	3,582,511
Kirby Corp. *	15,434	1,287,967
Knight-Swift Transportation Holdings, Inc.	38,199	1,243,377
Landstar System, Inc.	11,937	1,326,798
Macquarie Infrastructure Corp.	25,561	1,160,725
Marten Transport Ltd.	11,035	241,115
Matson, Inc.	12,004	432,144
Norfolk Southern Corp.	82,641	13,966,329
Old Dominion Freight Line, Inc.	19,735	2,897,098
Radiant Logistics, Inc. *	10,193	40,670
Ryder System, Inc.	14,986	1,173,404
Saia, Inc. *	7,487	564,145
Schneider National, Inc., Class B	8,373	218,870
SkyWest, Inc.	15,802	946,540
Southwest Airlines Co.	155,099	9,020,558
Spirit Airlines, Inc. *	20,360	884,438
Union Pacific Corp.	226,310	33,921,606
United Continental Holdings, Inc. *	68,913	5,540,605
United Parcel Service, Inc., Class B	200,998	24,097,650
Universal Logistics Holdings, Inc.	3,300	110,550
USA Truck, Inc. *	2,951	64,391
Werner Enterprises, Inc.	13,355	497,474
XPO Logistics, Inc. *	28,983	2,890,185
YRC Worldwide, Inc. *	8,600	83,764
		179,006,278

Utilities 2.8%
AES Corp.	190,659	2,547,204
ALLETE, Inc.	15,875	1,230,789
Alliant Energy Corp.	66,919	2,875,509
Ameren Corp.	71,184	4,417,679
American Electric Power Co., Inc.	142,561	10,141,790
American States Water Co.	10,712	644,005
American Water Works Co., Inc.	51,586	4,552,465
Aqua America, Inc.	53,112	1,961,957
Artesian Resources Corp., Class A	4,000	147,560
Atmos Energy Corp.	31,090	2,856,238
Avangrid, Inc.	18,024	902,281
Avista Corp.	19,029	962,487
Black Hills Corp.	15,569	933,673
Cadiz, Inc. *(a)	6,356	85,170
California Water Service Group	15,402	633,022
CenterPoint Energy, Inc.	124,377	3,542,257
Chesapeake Utilities Corp.	5,602	469,728
CMS Energy Corp.	81,298	3,929,945
Connecticut Water Service, Inc.	3,873	249,499
Consolidated Edison, Inc.	90,311	7,128,247
Security	Number of Shares	Value ($)
Dominion Energy, Inc.	191,066	13,701,343
DTE Energy Co.	52,542	5,702,909
Duke Energy Corp.	203,359	16,598,162
Edison International	95,157	6,340,311
El Paso Electric Co.	12,777	796,007
Entergy Corp.	51,609	4,194,780
Evergy, Inc.	81,450	4,568,531
Eversource Energy	91,534	5,557,945
Exelon Corp.	279,932	11,897,110
FirstEnergy Corp.	131,956	4,675,201
Hawaiian Electric Industries, Inc.	33,618	1,182,345
IDACORP, Inc.	15,700	1,479,568
MDU Resources Group, Inc.	59,086	1,713,494
MGE Energy, Inc.	11,583	741,312
Middlesex Water Co.	7,055	312,466
National Fuel Gas Co.	24,680	1,325,316
New Jersey Resources Corp.	25,620	1,184,925
NextEra Energy, Inc.	136,791	22,917,964
NiSource, Inc.	98,991	2,591,584
Northwest Natural Gas Co.	10,413	678,407
NorthWestern Corp.	14,700	872,151
NRG Energy, Inc.	86,879	2,751,458
NRG Yield, Inc., Class A	8,300	153,384
NRG Yield, Inc., Class C	21,212	394,543
OGE Energy Corp.	56,574	2,050,242
ONE Gas, Inc.	15,994	1,232,178
Ormat Technologies, Inc.	11,369	616,768
Otter Tail Corp.	13,755	665,742
Pattern Energy Group, Inc., Class A	24,002	445,717
PG&E Corp.	150,858	6,498,963
Pinnacle West Capital Corp.	31,903	2,565,958
PNM Resources, Inc.	24,000	944,400
Portland General Electric Co.	26,720	1,212,019
PPL Corp.	208,811	6,007,492
Public Service Enterprise Group, Inc.	147,658	7,613,247
Pure Cycle Corp. *	8,000	86,800
SCANA Corp.	41,759	1,669,942
Sempra Energy	76,817	8,879,277
SJW Group.	4,895	316,609
South Jersey Industries, Inc.	24,836	842,685
Southwest Gas Holdings, Inc. *	13,999	1,094,722
Spire, Inc.	15,079	1,079,656
TerraForm Power, Inc., Class A	13,888	142,074
The Southern Co.	294,936	14,333,890
The York Water Co.	4,611	142,941
UGI Corp.	49,300	2,619,802
Unitil Corp.	4,900	249,459
Vectren Corp.	24,298	1,736,578
Vistra Energy Corp. *	108,324	2,448,122
WEC Energy Group, Inc.	92,317	6,127,079
Xcel Energy, Inc.	147,432	6,908,664
		241,073,747
Total Common Stock
(Cost $4,965,078,747)		8,460,651,656

Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(c)	18,400	1,566

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(c)	31,000	87,730
FRD Acquisition Co. CVR *(c)	8,700	—
		87,730
Total Rights
(Cost $34,410)		89,296

Other Investment Company 0.3% of net assets

Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 1.83% (d)	29,209,593	29,209,593
Total Other Investment Company
(Cost $29,209,593)		29,209,593
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Barclays Capital, Inc.
1.27%, 08/01/18 (e)	54,968,248	54,968,248
Total Short-Term Investment
(Cost $54,968,248)		54,968,248

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini expires 09/21/18	53	4,431,860	(45,856)
S&P 500 Index, e-mini, expires 09/21/18	180	25,353,900	(2,090)
Net Unrealized Depreciation			(47,946)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $29,066,597.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended July 31, 2018:
	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	292,470	55,337	—	347,807	$1,735,027	$—	$88,752

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$7,473,328,063	$—	$—	$7,473,328,063
Pharmaceuticals, Biotechnology & Life Sciences	669,663,573	—	663,217	670,326,790
Real Estate	316,996,803	—	— *	316,996,803
Rights [1]
Media	—	—	1,566	1,566
Pharmaceuticals, Biotechnology & Life Sciences	—	—	87,730 *	87,730
Other Investment Company[1]	29,209,593	—	—	29,209,593
Short-Term Investment[1]	—	54,968,248	—	54,968,248
Liabilities
Futures Contracts[2]	(47,946)	—	—	(47,946)
Total	$8,489,150,086	$54,968,248	$752,513	$8,544,870,847
*	Level 3 amount shown includes securities determined to have no value at July 31, 2018.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted market price was available. There were no transfers between any other levels for the period ended July 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab® U.S. Large-Cap Growth Index Fund

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.6%
Aptiv plc	1,345	131,904
Gentex Corp.	1,069	24,801
Lear Corp.	38	6,845
Tesla, Inc. *	792	236,127
Thor Industries, Inc.	239	22,669
Visteon Corp. *	110	12,879
		435,225

Banks 0.2%
Comerica, Inc.	65	6,301
East West Bancorp, Inc.	62	4,014
Pinnacle Financial Partners, Inc.	193	12,062
Signature Bank	202	22,161
SVB Financial Group *	236	72,660
Synovus Financial Corp.	47	2,323
Texas Capital Bancshares, Inc. *	186	16,889
Western Alliance Bancorp *	340	19,285
		155,695

Capital Goods 8.5%
3M Co.	2,818	598,318
A.O. Smith Corp.	828	49,291
Air Lease Corp.	41	1,802
Allegion plc	457	37,264
Allison Transmission Holdings, Inc.	707	33,229
AMETEK, Inc.	261	20,306
Armstrong World Industries, Inc. *	266	18,061
BWX Technologies, Inc.	581	38,207
Caterpillar, Inc.	3,121	448,800
Cummins, Inc.	319	45,556
Curtiss-Wright Corp.	18	2,395
Deere & Co.	1,892	273,943
Donaldson Co., Inc.	696	33,199
Emerson Electric Co.	2,610	188,651
Fastenal Co.	1,681	95,699
Fortive Corp.	1,653	135,678
Fortune Brands Home & Security, Inc.	346	20,068
Gardner Denver Holdings, Inc. *	239	6,838
General Dynamics Corp.	682	136,236
Graco, Inc.	969	44,710
Harris Corp.	694	114,475
HD Supply Holdings, Inc. *	333	14,645
HEICO Corp.	231	17,641
HEICO Corp., Class A	441	28,555
Hexcel Corp.	102	7,039
Honeywell International, Inc.	2,710	432,651
Hubbell, Inc.	210	25,882
Huntington Ingalls Industries, Inc.	219	51,038
IDEX Corp.	423	64,964
Illinois Tool Works, Inc.	1,975	283,077
Ingersoll-Rand plc	778	76,641
Security	Number of Shares	Value ($)
Lennox International, Inc.	201	43,633
Lincoln Electric Holdings, Inc.	369	34,664
Lockheed Martin Corp.	1,325	432,082
Masco Corp.	1,240	50,009
MSC Industrial Direct Co., Inc., Class A	125	10,579
Nordson Corp.	320	42,915
Northrop Grumman Corp.	946	284,264
Parker-Hannifin Corp.	136	22,991
Quanta Services, Inc. *	240	8,177
Raytheon Co.	1,679	332,492
Rockwell Automation, Inc.	732	137,294
Rockwell Collins, Inc.	131	18,208
Roper Technologies, Inc.	112	33,813
Sensata Technologies Holding plc *	543	29,523
Spirit AeroSystems Holdings, Inc., Class A	655	61,079
Textron, Inc.	249	16,999
The Boeing Co.	3,213	1,144,792
The Middleby Corp. *	185	18,959
The Toro Co.	613	36,896
TransDigm Group, Inc.	283	106,278
United Rentals, Inc. *	487	72,466
Univar, Inc. *	92	2,529
W.W. Grainger, Inc.	266	92,185
WABCO Holdings, Inc. *	311	39,086
Wabtec Corp.	178	19,637
Watsco, Inc.	146	25,186
Welbilt, Inc. *	767	17,488
Xylem, Inc.	580	44,405
		6,523,488

Commercial & Professional Services 1.0%
Cintas Corp.	511	104,489
Copart, Inc. *	1,184	67,950
CoStar Group, Inc. *	208	86,497
Equifax, Inc.	186	23,343
KAR Auction Services, Inc.	735	43,696
Republic Services, Inc.	93	6,741
Robert Half International, Inc.	704	53,335
Rollins, Inc.	557	30,601
The Dun & Bradstreet Corp.	96	12,085
TransUnion	1,079	78,120
Verisk Analytics, Inc. *	938	103,761
Waste Management, Inc.	2,136	192,240
		802,858

Consumer Durables & Apparel 1.6%
Brunswick Corp.	45	2,893
Carter’s, Inc.	270	28,304
Columbia Sportswear Co.	21	1,827
D.R. Horton, Inc.	1,182	51,653
Hanesbrands, Inc.	2,114	47,058
Hasbro, Inc.	523	52,096
Lennar Corp., B Shares	67	2,894
Lennar Corp., Class A	874	45,684
lululemon Athletica, Inc. *	572	68,611

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mattel, Inc.	411	6,523
Michael Kors Holdings Ltd. *	452	30,162
NIKE, Inc., Class B	7,337	564,289
NVR, Inc. *	18	49,670
Polaris Industries, Inc.	343	36,159
PulteGroup, Inc.	496	14,131
Skechers U.S.A., Inc., Class A *	379	10,506
Tapestry, Inc.	337	15,879
Tempur Sealy International, Inc. *	272	13,293
Toll Brothers, Inc.	424	14,950
Under Armour, Inc., Class A *	801	15,996
Under Armour, Inc., Class C *	863	16,173
VF Corp.	1,453	133,778
		1,222,529

Consumer Services 2.2%
Bright Horizons Family Solutions, Inc. *	285	30,492
Chipotle Mexican Grill, Inc. *	142	61,580
Choice Hotels International, Inc.	203	15,753
Darden Restaurants, Inc.	360	38,498
Domino’s Pizza, Inc.	247	64,877
Dunkin’ Brands Group, Inc.	485	33,771
Extended Stay America, Inc.	684	14,562
Grand Canyon Education, Inc. *	278	32,395
H&R Block, Inc.	195	4,906
Hilton Grand Vacations, Inc. *	563	19,474
Hilton Worldwide Holdings, Inc.	1,630	128,216
International Game Technology plc	57	1,441
Las Vegas Sands Corp.	1,270	91,313
Marriott International, Inc., Class A	1,711	218,734
McDonald’s Corp.	891	140,368
MGM Resorts International	299	9,380
Service Corp. International	489	19,242
ServiceMaster Global Holdings, Inc. *	799	45,535
Six Flags Entertainment Corp.	406	26,370
Starbucks Corp.	7,857	411,628
The Wendy’s Co.	1,108	18,481
Vail Resorts, Inc.	234	64,788
Wyndham Destinations, Inc.	556	25,643
Wyndham Hotels & Resorts, Inc.	571	33,118
Wynn Resorts Ltd.	602	100,402
Yum China Holdings, Inc.	205	7,396
Yum! Brands, Inc.	544	43,134
		1,701,497

Diversified Financials 3.2%
American Express Co.	2,825	281,144
Ameriprise Financial, Inc.	135	19,666
Berkshire Hathaway, Inc., Class B *	1,429	282,756
Capital One Financial Corp.	217	20,468
Cboe Global Markets, Inc.	604	58,667
CME Group, Inc.	182	28,960
Credit Acceptance Corp. *	60	23,016
Discover Financial Services	930	66,411
E*TRADE Financial Corp. *	343	20,515
Eaton Vance Corp.	669	35,544
Evercore, Inc., Class A	237	26,781
FactSet Research Systems, Inc.	222	44,702
Interactive Brokers Group, Inc., Class A	364	21,789
Intercontinental Exchange, Inc.	1,727	127,643
Lazard Ltd., Class A	619	33,612
LPL Financial Holdings, Inc.	517	34,272
MarketAxess Holdings, Inc.	216	41,854
Moody’s Corp.	974	166,671
Morningstar, Inc.	110	14,520
MSCI, Inc.	515	85,588
Northern Trust Corp.	342	37,353
Security	Number of Shares	Value ($)
OneMain Holdings, Inc. *	41	1,363
Raymond James Financial, Inc.	221	20,241
S&P Global, Inc.	1,469	294,446
Santander Consumer USA Holdings, Inc.	81	1,558
SEI Investments Co.	778	46,633
State Street Corp.	140	12,363
Synchrony Financial	1,550	44,857
T. Rowe Price Group, Inc.	1,283	152,780
TD Ameritrade Holding Corp.	1,655	94,583
The Charles Schwab Corp. (a)	6,996	357,216
Virtu Financial, Inc., Class A	266	5,360
Voya Financial, Inc.	67	3,385
		2,506,717

Energy 1.0%
Anadarko Petroleum Corp.	1,007	73,662
Antero Resources Corp. *	759	15,590
Apache Corp.	142	6,532
Cabot Oil & Gas Corp.	1,911	44,908
Cheniere Energy, Inc. *	846	53,721
Cimarex Energy Co.	75	7,395
Concho Resources, Inc. *	147	21,440
Continental Resources, Inc. *	251	16,031
Diamondback Energy, Inc.	148	19,529
EOG Resources, Inc.	383	49,384
Halliburton Co.	5,104	216,512
Kosmos Energy Ltd. *	244	1,850
Newfield Exploration Co. *	431	12,378
ONEOK, Inc.	989	69,665
Parsley Energy, Inc., Class A *	1,052	33,064
Pioneer Natural Resources Co.	545	103,152
RPC, Inc.	111	1,643
		746,456

Food & Staples Retailing 1.0%
Costco Wholesale Corp.	2,555	558,804
Sprouts Farmers Market, Inc. *	756	16,246
Sysco Corp.	2,780	186,844
U.S. Foods Holding Corp. *	105	3,550
		765,444

Food, Beverage & Tobacco 3.8%
Altria Group, Inc.	11,077	649,998
Brown-Forman Corp., Class A	312	16,620
Brown-Forman Corp., Class B	1,646	87,600
Campbell Soup Co.	726	29,693
Constellation Brands, Inc., Class A	917	192,781
General Mills, Inc.	163	7,508
Kellogg Co.	724	51,426
Keurig Dr Pepper, Inc.	1,055	25,331
McCormick & Co., Inc. — Non Voting Shares	38	4,467
Monster Beverage Corp. *	2,373	142,427
PepsiCo, Inc.	7,349	845,135
Post Holdings, Inc. *	220	19,043
The Coca-Cola Co.	17,366	809,777
The Hershey Co.	747	73,363
		2,955,169

Health Care Equipment & Services 5.9%
ABIOMED, Inc. *	246	87,214
Aetna, Inc.	677	127,540
Align Technology, Inc. *	463	165,129
AmerisourceBergen Corp.	937	76,675
athenahealth, Inc. *	233	35,115
Baxter International, Inc.	333	24,126

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Becton, Dickinson & Co.	142	35,553
Boston Scientific Corp. *	6,190	208,046
Cantel Medical Corp.	214	19,840
Centene Corp. *	1,049	136,716
Cerner Corp. *	827	51,340
Chemed Corp.	88	27,811
Cigna Corp.	548	98,322
DaVita, Inc. *	413	29,026
DexCom, Inc. *	510	48,516
Edwards Lifesciences Corp. *	1,226	174,644
Encompass Health Corp.	566	42,807
Envision Healthcare Corp. *	160	7,082
Express Scripts Holding Co. *	263	20,898
HCA Healthcare, Inc.	1,154	143,361
Henry Schein, Inc. *	142	11,276
Hill-Rom Holdings, Inc.	244	22,985
Humana, Inc.	763	239,719
ICU Medical, Inc. *	93	26,672
IDEXX Laboratories, Inc. *	501	122,710
Insulet Corp. *	346	28,773
Integra LifeSciences Holdings Corp. *	321	20,008
Intuitive Surgical, Inc. *	657	333,881
Laboratory Corp. of America Holdings *	38	6,663
Masimo Corp. *	267	26,545
McKesson Corp.	149	18,714
Molina Healthcare, Inc. *	306	31,852
Penumbra, Inc. *	182	25,889
Premier, Inc., Class A *	105	3,927
ResMed, Inc.	824	87,163
Stryker Corp.	1,996	325,847
Teleflex, Inc.	51	13,908
The Cooper Cos., Inc.	47	12,244
UnitedHealth Group, Inc.	5,591	1,415,753
Varian Medical Systems, Inc. *	534	61,650
Veeva Systems, Inc., Class A *	695	52,563
WellCare Health Plans, Inc. *	241	64,448
West Pharmaceutical Services, Inc.	105	11,513
		4,524,464

Household & Personal Products 0.8%
Church & Dwight Co., Inc.	1,211	67,695
Colgate-Palmolive Co.	917	61,448
Energizer Holdings, Inc.	205	13,054
Herbalife Nutrition Ltd. *	112	5,783
Kimberly-Clark Corp.	1,774	201,988
Nu Skin Enterprises, Inc., Class A	94	6,848
Spectrum Brands Holdings, Inc. *	115	10,048
The Clorox Co.	660	89,212
The Estee Lauder Cos., Inc., Class A	1,275	172,048
		628,124

Insurance 0.9%
Alleghany Corp.	9	5,663
American International Group, Inc.	749	41,352
Aon plc	1,426	204,702
Arch Capital Group Ltd. *	391	11,949
Axis Capital Holdings Ltd.	48	2,715
Brown & Brown, Inc.	72	2,107
Erie Indemnity Co., Class A	108	13,418
Everest Re Group Ltd.	91	19,870
Markel Corp. *	7	8,190
Marsh & McLennan Cos., Inc.	1,392	116,037
RenaissanceRe Holdings Ltd.	24	3,164
The Progressive Corp.	3,388	203,314
Security	Number of Shares	Value ($)
The Travelers Cos., Inc.	305	39,693
XL Group Ltd.	535	30,083
		702,257

Materials 1.8%
Avery Dennison Corp.	513	58,831
Axalta Coating Systems Ltd. *	512	15,488
Berry Global Group, Inc. *	382	18,661
Celanese Corp., Series A	502	59,291
Crown Holdings, Inc. *	758	34,315
Eagle Materials, Inc.	245	24,341
Ecolab, Inc.	675	94,972
FMC Corp.	324	29,121
Graphic Packaging Holding Co.	285	4,141
International Flavors & Fragrances, Inc.	190	25,224
International Paper Co.	275	14,776
LyondellBasell Industries N.V., Class A	901	99,822
Martin Marietta Materials, Inc.	334	66,606
NewMarket Corp.	43	17,606
Packaging Corp. of America	550	62,095
Platform Specialty Products Corp. *	615	7,601
PPG Industries, Inc.	102	11,287
Praxair, Inc.	1,502	251,585
Royal Gold, Inc.	160	13,538
RPM International, Inc.	162	10,428
Sealed Air Corp.	505	22,255
Silgan Holdings, Inc.	185	5,089
Southern Copper Corp.	478	23,594
Steel Dynamics, Inc.	210	9,889
The Chemours Co.	1,030	47,184
The Scotts Miracle-Gro Co.	107	8,499
The Sherwin-Williams Co.	487	214,636
Vulcan Materials Co.	721	80,752
W.R. Grace & Co.	282	20,829
Westlake Chemical Corp.	195	20,908
		1,373,364

Media 1.6%
AMC Networks, Inc., Class A *	264	15,917
Cable One, Inc.	25	18,097
CBS Corp., Class B — Non Voting Shares	1,925	101,390
Charter Communications, Inc., Class A *	737	224,475
Lions Gate Entertainment Corp., Class A	26	620
Lions Gate Entertainment Corp., Class B	32	732
Live Nation Entertainment, Inc. *	797	39,276
Omnicom Group, Inc.	875	60,226
Sirius XM Holdings, Inc.	7,506	52,692
The Interpublic Group of Cos., Inc.	265	5,976
The Madison Square Garden Co., Class A *	12	3,746
The Walt Disney Co.	6,241	708,728
		1,231,875

Pharmaceuticals, Biotechnology & Life Sciences 7.7%
AbbVie, Inc.	9,289	856,725
Agios Pharmaceuticals, Inc. *	283	24,454
Alexion Pharmaceuticals, Inc. *	1,038	138,013
Alkermes plc *	891	39,070
Alnylam Pharmaceuticals, Inc. *	455	43,225
Amgen, Inc.	3,643	716,032
Bio-Techne Corp.	218	35,020
Biogen, Inc. *	1,168	390,544
BioMarin Pharmaceutical, Inc. *	1,036	104,180
Bluebird Bio, Inc. *	211	32,684
Bristol-Myers Squibb Co.	5,087	298,861
Bruker Corp.	221	7,160
Catalent, Inc. *	194	8,090

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Celgene Corp. *	4,228	380,901
Charles River Laboratories International, Inc. *	193	23,990
Eli Lilly & Co.	3,470	342,871
Exact Sciences Corp. *	707	41,324
Exelixis, Inc. *	1,709	35,376
Gilead Sciences, Inc.	5,639	438,883
Illumina, Inc. *	858	278,301
Incyte Corp. *	1,025	68,204
Ionis Pharmaceuticals, Inc. *	733	32,017
Jazz Pharmaceuticals plc *	318	55,039
Johnson & Johnson	2,827	374,634
Merck & Co., Inc.	1,054	69,427
Mettler-Toledo International, Inc. *	145	85,914
Nektar Therapeutics *	920	48,392
Neurocrine Biosciences, Inc. *	523	52,556
PRA Health Sciences, Inc. *	299	31,437
Regeneron Pharmaceuticals, Inc. *	466	171,493
Sage Therapeutics, Inc. *	262	37,812
Sarepta Therapeutics, Inc. *	364	42,311
Seattle Genetics, Inc. *	616	43,366
TESARO, Inc. *	248	8,638
Thermo Fisher Scientific, Inc.	140	32,834
Vertex Pharmaceuticals, Inc. *	1,491	261,000
Waters Corp. *	420	82,853
Zoetis, Inc.	2,830	244,738
		5,978,369

Real Estate 2.1%
Alexandria Real Estate Equities, Inc.	42	5,353
American Tower Corp.	2,564	380,087
CBRE Group, Inc., Class A *	875	43,575
Colony Capital, Inc.	229	1,411
CoreSite Realty Corp.	194	21,747
Crown Castle International Corp.	1,825	202,265
Equinix, Inc.	463	203,387
Equity LifeStyle Properties, Inc.	499	45,404
Extra Space Storage, Inc.	622	58,449
Gaming & Leisure Properties, Inc.	430	15,618
Hudson Pacific Properties, Inc.	115	3,940
Lamar Advertising Co., Class A	445	32,765
Life Storage, Inc.	15	1,439
Omega Healthcare Investors, Inc.	85	2,524
Public Storage	868	189,076
SBA Communications Corp. *	665	105,236
Simon Property Group, Inc.	1,653	291,275
Taubman Centers, Inc.	338	20,973
The Howard Hughes Corp. *	96	13,013
		1,637,537

Retailing 11.7%
Advance Auto Parts, Inc.	124	17,513
Amazon.com, Inc. *	2,378	4,226,752
AutoZone, Inc. *	136	95,952
Best Buy Co., Inc.	363	27,236
Booking Holdings, Inc. *	281	570,070
Burlington Stores, Inc. *	392	59,902
CarMax, Inc. *	631	47,123
Dollar General Corp.	1,570	154,095
Dollar Tree, Inc. *	228	20,812
Expedia Group, Inc.	706	94,491
Floor & Decor Holdings, Inc., Class A *	215	10,266
L Brands, Inc.	273	8,646
LKQ Corp. *	294	9,855
Lowe’s Cos., Inc.	4,831	479,912
Netflix, Inc. *	2,437	822,366
Nordstrom, Inc.	688	36,058
O'Reilly Automotive, Inc. *	469	143,514
Security	Number of Shares	Value ($)
Pool Corp.	228	34,941
Ross Stores, Inc.	2,164	189,199
The Gap, Inc.	83	2,504
The Home Depot, Inc.	6,743	1,331,877
The Michaels Cos., Inc. *	147	3,000
The TJX Cos., Inc.	3,667	356,652
Tiffany & Co.	125	17,195
Tractor Supply Co.	713	55,643
TripAdvisor, Inc. *	607	35,200
Ulta Salon, Cosmetics & Fragrance, Inc. *	336	82,115
Urban Outfitters, Inc. *	430	19,092
Wayfair, Inc., Class A *	324	35,258
Williams-Sonoma, Inc.	107	6,258
		8,993,497

Semiconductors & Semiconductor Equipment 4.5%
Advanced Micro Devices, Inc. *	5,306	97,259
Analog Devices, Inc.	344	33,072
Applied Materials, Inc.	6,139	298,540
Broadcom, Inc.	1,510	334,873
Cypress Semiconductor Corp.	1,404	25,005
KLA-Tencor Corp.	910	106,852
Lam Research Corp.	958	182,633
Marvell Technology Group Ltd.	852	18,156
Maxim Integrated Products, Inc.	1,626	99,414
Microchip Technology, Inc.	1,343	125,477
Micron Technology, Inc. *	5,299	279,734
MKS Instruments, Inc.	320	30,176
Monolithic Power Systems, Inc.	237	31,445
NVIDIA Corp.	3,405	833,748
NXP Semiconductors N.V. *	112	10,678
ON Semiconductor Corp. *	2,480	54,684
Skyworks Solutions, Inc.	749	70,840
Teradyne, Inc.	202	8,737
Texas Instruments, Inc.	5,732	638,086
Universal Display Corp.	246	23,690
Versum Materials, Inc.	618	23,824
Xilinx, Inc.	1,491	107,456
		3,434,379

Software & Services 28.5%
2U, Inc. *	318	24,060
Accenture plc, Class A	3,761	599,240
Activision Blizzard, Inc.	4,402	323,195
Adobe Systems, Inc. *	2,875	703,455
Akamai Technologies, Inc. *	907	68,261
Alliance Data Systems Corp.	283	63,641
Alphabet, Inc., Class A *	1,749	2,146,408
Alphabet, Inc., Class C *	1,780	2,166,723
ANSYS, Inc. *	483	81,569
Aspen Technology, Inc. *	396	37,933
Atlassian Corp. plc, Class A *	536	38,812
Autodesk, Inc. *	1,076	138,201
Automatic Data Processing, Inc.	2,576	347,734
Black Knight, Inc. *	836	43,179
Booz Allen Hamilton Holding Corp.	786	37,154
Broadridge Financial Solutions, Inc.	684	77,278
Cadence Design Systems, Inc. *	1,631	71,911
CDK Global, Inc.	769	48,024
Ceridian HCM Holding, Inc. *	127	4,161
Citrix Systems, Inc. *	787	86,546
Cognizant Technology Solutions Corp., Class A	3,076	250,694
CoreLogic, Inc. *	302	14,707
Dell Technologies, Inc., Class V *	95	8,789
DocuSign, Inc. *	156	8,408
eBay, Inc. *	1,171	39,170
Electronic Arts, Inc. *	1,760	226,600

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
EPAM Systems, Inc. *	294	38,282
Euronet Worldwide, Inc. *	151	13,883
Facebook, Inc., Class A *	13,910	2,400,588
Fair Isaac Corp. *	172	34,651
Fidelity National Information Services, Inc.	162	16,707
FireEye, Inc. *	767	11,911
First Data Corp., Class A *	2,812	65,407
Fiserv, Inc. *	2,391	180,473
FleetCor Technologies, Inc. *	519	112,623
Fortinet, Inc. *	811	51,020
Gartner, Inc. *	518	70,153
Genpact Ltd.	282	8,567
Global Payments, Inc.	926	104,240
GoDaddy, Inc., Class A *	866	63,755
GrubHub, Inc. *	530	64,602
Guidewire Software, Inc. *	460	39,652
IAC/InterActiveCorp *	436	64,201
International Business Machines Corp.	3,863	559,865
Intuit, Inc.	1,426	291,246
Jack Henry & Associates, Inc.	445	59,941
LogMeIn, Inc.	197	15,967
Manhattan Associates, Inc. *	396	19,056
MasterCard, Inc., Class A	5,374	1,064,052
Match Group, Inc. *	309	11,161
Microsoft Corp.	41,988	4,454,087
Nutanix, Inc., Class A *	625	30,556
Okta, Inc. *	491	24,378
Oracle Corp.	1,629	77,671
Paychex, Inc.	1,880	129,758
Paycom Software, Inc. *	293	31,131
PayPal Holdings, Inc. *	6,948	570,709
Pegasystems, Inc.	229	12,732
Proofpoint, Inc. *	294	33,531
PTC, Inc. *	671	61,672
RealPage, Inc. *	406	22,371
Red Hat, Inc. *	1,034	146,032
RingCentral, Inc., Class A *	379	27,951
Sabre Corp.	1,143	28,141
salesforce.com, Inc. *	4,126	565,881
ServiceNow, Inc. *	1,022	179,831
Splunk, Inc. *	841	80,820
Square, Inc., Class A *	1,673	108,159
SS&C Technologies Holdings, Inc.	1,129	59,916
Switch, Inc., Class A	290	3,776
Synopsys, Inc. *	75	6,707
Tableau Software, Inc., Class A *	390	40,197
Take-Two Interactive Software, Inc. *	392	44,304
Teradata Corp. *	489	18,724
The Ultimate Software Group, Inc. *	175	48,456
The Western Union Co.	743	14,979
Total System Services, Inc.	1,053	96,392
Twilio, Inc., Class A *	412	23,851
Twitter, Inc. *	4,135	131,782
Tyler Technologies, Inc. *	221	49,723
VeriSign, Inc. *	612	88,881
Visa, Inc., Class A	10,459	1,430,164
VMware, Inc., Class A *	405	58,559
WEX, Inc. *	242	45,936
Workday, Inc., Class A *	850	105,417
Worldpay, Inc., Class A *	155	12,739
Zendesk, Inc. *	600	32,682
Zillow Group, Inc., Class A *	243	13,698
Zillow Group, Inc., Class C *	482	26,847
		21,956,997

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 8.2%
Amphenol Corp., Class A	1,727	161,492
Apple, Inc.	28,776	5,475,785
Arista Networks, Inc. *	330	84,391
CDW Corp.	866	72,822
Cognex Corp.	951	50,194
Coherent, Inc. *	103	16,280
F5 Networks, Inc. *	358	61,354
FLIR Systems, Inc.	66	3,868
IPG Photonics Corp. *	211	34,612
Littelfuse, Inc.	114	24,718
Motorola Solutions, Inc.	111	13,464
National Instruments Corp.	510	22,343
NCR Corp. *	560	15,635
NetApp, Inc.	1,572	121,862
Palo Alto Networks, Inc. *	517	102,500
Pure Storage, Inc., Class A *	986	21,357
Ubiquiti Networks, Inc. *	121	9,992
Zebra Technologies Corp., Class A *	311	42,896
		6,335,565

Telecommunication Services 0.1%
T-Mobile US, Inc. *	1,172	70,320
Zayo Group Holdings, Inc. *	1,145	42,468
		112,788

Transportation 2.8%
C.H. Robinson Worldwide, Inc.	807	74,430
CSX Corp.	2,284	161,433
Delta Air Lines, Inc.	949	51,644
Expeditors International of Washington, Inc.	1,012	77,084
FedEx Corp.	1,447	355,774
Genesee & Wyoming, Inc., Class A *	81	6,966
JB Hunt Transport Services, Inc.	511	61,269
Landstar System, Inc.	239	26,565
Old Dominion Freight Line, Inc.	382	56,078
Schneider National, Inc., Class B	49	1,281
Southwest Airlines Co.	2,208	128,417
Union Pacific Corp.	4,143	620,994
United Parcel Service, Inc., Class B	4,040	484,356
XPO Logistics, Inc. *	696	69,405
		2,175,696
Total Common Stock
(Cost $72,580,545)		76,899,990

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.83% (b)	91,912	91,912
Total Other Investment Company
(Cost $91,912)		91,912

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 1000 Growth Index, e-mini, expires 09/21/18	3	222,585	(401)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	The rate shown is the 7-day yield.
The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended July 31, 2018:
	Balance of Shares Held at 12/20/17(a)	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	—	6,996	—	6,996	($20,023)	$—	$650
(a)	Commencement of operations.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$76,899,990	$—	$—	$76,899,990
Other Investment Company[1]	91,912	—	—	91,912
Liabilities
Futures Contracts[2]	(401)	—	—	(401)
Total	$76,991,501	$—	$—	$76,991,501
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab® U.S. Large-Cap Value Index Fund

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.0%
Adient plc	430	20,481
Aptiv plc	164	16,083
BorgWarner, Inc.	961	44,225
Ford Motor Co.	18,068	181,403
General Motors Co.	6,062	229,810
Gentex Corp.	399	9,257
Harley-Davidson, Inc.	765	32,811
Lear Corp.	275	49,536
The Goodyear Tire & Rubber Co.	1,112	26,922
Thor Industries, Inc.	38	3,604
Visteon Corp. *	58	6,791
		620,923

Banks 12.1%
Associated Banc-Corp.	755	20,385
Bank of America Corp.	43,774	1,351,741
Bank of Hawaii Corp.	194	15,615
Bank OZK	551	22,536
BankUnited, Inc.	464	18,031
BB&T Corp.	3,606	183,221
BOK Financial Corp.	110	10,706
CIT Group, Inc.	605	32,023
Citigroup, Inc.	11,815	849,380
Citizens Financial Group, Inc.	2,228	88,630
Comerica, Inc.	751	72,802
Commerce Bancshares, Inc.	426	28,457
Cullen/Frost Bankers, Inc.	268	29,611
East West Bancorp, Inc.	612	39,621
F.N.B. Corp.	1,552	19,912
Fifth Third Bancorp	3,172	93,860
First Citizens BancShares, Inc., Class A	38	15,459
First Hawaiian, Inc.	308	8,704
First Horizon National Corp.	1,502	26,871
First Republic Bank	747	73,848
Huntington Bancshares, Inc.	5,092	78,621
JPMorgan Chase & Co.	15,692	1,803,795
KeyCorp	4,890	102,054
M&T Bank Corp.	671	116,318
New York Community Bancorp, Inc.	2,285	24,609
PacWest Bancorp	587	29,479
People’s United Financial, Inc.	1,649	30,061
Pinnacle Financial Partners, Inc.	191	11,938
Popular, Inc.	469	23,276
Prosperity Bancshares, Inc.	295	20,694
Regions Financial Corp.	5,157	95,972
Signature Bank	90	9,874
Sterling Bancorp	1,043	23,155
SunTrust Banks, Inc.	2,150	154,951
SVB Financial Group *	57	17,549
Synovus Financial Corp.	485	23,969
TCF Financial Corp.	754	18,933
Texas Capital Bancshares, Inc. *	77	6,992
Security	Number of Shares	Value ($)
TFS Financial Corp.	301	4,581
The PNC Financial Services Group, Inc.	2,173	314,716
U.S. Bancorp	7,122	377,537
Umpqua Holdings Corp.	993	21,151
Webster Financial Corp.	408	26,328
Wells Fargo & Co.	20,341	1,165,336
Western Alliance Bancorp *	199	11,287
Wintrust Financial Corp.	262	22,985
Zions Bancorp	900	46,530
		7,584,104

Capital Goods 5.9%
3M Co.	439	93,208
Acuity Brands, Inc.	187	25,999
AECOM *	717	24,062
AGCO Corp.	310	19,536
Air Lease Corp.	404	17,760
Allegion plc	71	5,789
AMETEK, Inc.	849	66,052
Arconic, Inc.	1,994	43,250
Carlisle Cos., Inc.	274	33,658
Caterpillar, Inc.	217	31,205
Colfax Corp. *	409	13,211
Crane Co.	228	20,650
Cummins, Inc.	449	64,122
Curtiss-Wright Corp.	188	25,010
Donaldson Co., Inc.	45	2,146
Dover Corp.	709	58,833
Eaton Corp. plc	2,024	168,336
Emerson Electric Co.	839	60,643
Flowserve Corp.	612	27,130
Fluor Corp.	655	33,569
Fortive Corp.	130	10,670
Fortune Brands Home & Security, Inc.	404	23,432
Gardner Denver Holdings, Inc. *	314	8,984
Gates Industrial Corp. plc *	191	2,974
General Dynamics Corp.	658	131,442
General Electric Co.	39,917	544,069
GrafTech International Ltd.	165	3,498
HD Supply Holdings, Inc. *	601	26,432
Hexcel Corp.	327	22,566
Honeywell International, Inc.	1,309	208,982
Hubbell, Inc.	79	9,737
Huntington Ingalls Industries, Inc.	27	6,292
IDEX Corp.	20	3,072
Ingersoll-Rand plc	533	52,506
ITT, Inc.	395	22,385
Jacobs Engineering Group, Inc.	584	39,496
Johnson Controls International plc	4,264	159,943
L3 Technologies, Inc.	363	77,842
Lennox International, Inc.	10	2,171
Lockheed Martin Corp.	100	32,610
Masco Corp.	445	17,947
MSC Industrial Direct Co., Inc., Class A	111	9,394
Nordson Corp.	16	2,146
nVent Electric plc *	764	20,934

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Oshkosh Corp.	345	25,961
Owens Corning	508	31,608
PACCAR, Inc.	1,581	103,903
Parker-Hannifin Corp.	503	85,032
Pentair plc	740	33,041
Quanta Services, Inc. *	493	16,796
Regal Beloit Corp.	211	18,135
Rockwell Collins, Inc.	661	91,872
Roper Technologies, Inc.	380	114,722
Sensata Technologies Holding plc *	361	19,628
Snap-on, Inc.	261	44,263
Stanley Black & Decker, Inc.	713	106,572
Teledyne Technologies, Inc. *	162	35,546
Terex Corp.	304	13,412
Textron, Inc.	982	67,041
The Middleby Corp. *	108	11,068
The Timken Co.	322	15,858
Trinity Industries, Inc.	680	25,908
United Technologies Corp.	3,469	470,882
Univar, Inc. *	467	12,838
USG Corp. *	382	16,510
Valmont Industries, Inc.	103	14,384
Wabtec Corp.	254	28,021
Watsco, Inc.	32	5,520
WESCO International, Inc. *	224	13,664
Xylem, Inc.	366	28,021
		3,723,899

Commercial & Professional Services 0.6%
ADT, Inc.	466	4,199
Clean Harbors, Inc. *	227	12,923
Equifax, Inc.	408	51,204
IHS Markit Ltd. *	1,798	95,348
KAR Auction Services, Inc.	33	1,962
ManpowerGroup, Inc.	304	28,351
Nielsen Holdings plc	1,664	39,204
Republic Services, Inc.	951	68,928
Stericycle, Inc. *	387	27,036
The Dun & Bradstreet Corp.	95	11,959
Waste Management, Inc.	307	27,630
		368,744

Consumer Durables & Apparel 0.9%
Brunswick Corp.	358	23,020
Columbia Sportswear Co.	132	11,481
D.R. Horton, Inc.	659	28,798
Garmin Ltd.	522	32,599
Hasbro, Inc.	110	10,957
Leggett & Platt, Inc.	626	27,275
Lennar Corp., B Shares	60	2,592
Lennar Corp., Class A	589	30,787
Mattel, Inc.	1,251	19,853
Michael Kors Holdings Ltd. *	307	20,486
Mohawk Industries, Inc. *	286	53,871
Newell Brands, Inc.	2,084	54,580
PulteGroup, Inc.	825	23,504
PVH Corp.	354	54,346
Ralph Lauren Corp.	251	33,880
Skechers U.S.A., Inc., Class A *	328	9,092
Tapestry, Inc.	1,074	50,607
Toll Brothers, Inc.	313	11,037
Under Armour, Inc., Class A *	178	3,555
Under Armour, Inc., Class C *	227	4,254
VF Corp.	345	31,764
Whirlpool Corp.	321	42,083
		580,421

Security	Number of Shares	Value ($)
Consumer Services 1.9%
Aramark	1,135	45,638
Bright Horizons Family Solutions, Inc. *	50	5,350
Caesars Entertainment Corp. *	2,708	30,600
Carnival Corp.	1,880	111,371
Darden Restaurants, Inc.	282	30,157
Extended Stay America, Inc.	340	7,239
Graham Holdings Co., Class B	19	10,621
H&R Block, Inc.	800	20,128
Hyatt Hotels Corp., Class A	206	16,115
International Game Technology plc	465	11,755
Las Vegas Sands Corp.	647	46,519
McDonald’s Corp.	2,935	462,380
MGM Resorts International	2,174	68,198
Norwegian Cruise Line Holdings Ltd. *	938	46,928
Royal Caribbean Cruises Ltd.	777	87,615
Service Corp. International	442	17,393
Yum China Holdings, Inc.	1,574	56,790
Yum! Brands, Inc.	1,058	83,889
		1,158,686

Diversified Financials 7.2%
Affiliated Managers Group, Inc.	248	39,683
AGNC Investment Corp.	1,955	38,064
Ally Financial, Inc.	1,967	52,637
American Express Co.	1,045	103,998
Ameriprise Financial, Inc.	563	82,012
Annaly Capital Management, Inc.	5,374	57,609
AXA Equitable Holdings, Inc. *	629	13,832
Berkshire Hathaway, Inc., Class B *	7,842	1,551,697
BGC Partners, Inc., Class A	1,240	13,318
BlackRock, Inc.	570	286,573
Capital One Financial Corp.	2,069	195,148
Cboe Global Markets, Inc.	46	4,468
Chimera Investment Corp.	828	15,815
CME Group, Inc.	1,431	227,701
Credit Acceptance Corp. *	3	1,151
Discover Financial Services	878	62,698
E*TRADE Financial Corp. *	948	56,700
Franklin Resources, Inc.	1,487	51,034
Interactive Brokers Group, Inc., Class A	29	1,736
Intercontinental Exchange, Inc.	1,274	94,161
Invesco Ltd.	1,853	50,012
Jefferies Financial Group, Inc.	1,425	34,556
Lazard Ltd., Class A	47	2,552
Legg Mason, Inc.	392	13,379
MFA Financial, Inc.	1,767	14,224
Morgan Stanley	5,778	292,136
Nasdaq, Inc.	545	49,813
Navient Corp.	1,202	15,878
New Residential Investment Corp.	1,567	28,034
Northern Trust Corp.	694	75,799
OneMain Holdings, Inc. *	333	11,072
Raymond James Financial, Inc.	424	38,834
Santander Consumer USA Holdings, Inc.	513	9,870
SLM Corp. *	2,036	22,986
Starwood Property Trust, Inc.	1,174	26,814
State Street Corp.	1,575	139,088
Synchrony Financial	2,269	65,665
T. Rowe Price Group, Inc.	74	8,812
The Bank of New York Mellon Corp.	4,327	231,365
The Goldman Sachs Group, Inc.	1,639	389,148
Two Harbors Investment Corp.	1,132	17,546
Voya Financial, Inc.	716	36,172
		4,523,790

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Energy 10.8%
Anadarko Petroleum Corp.	1,586	116,016
Andeavor	653	97,989
Antero Resources Corp. *	562	11,544
Apache Corp.	1,661	76,406
Apergy Corp. *	359	14,719
Baker Hughes, a GE Co.	1,914	66,186
Cabot Oil & Gas Corp.	526	12,361
Centennial Resource Development, Inc., Class A *	820	14,727
Cheniere Energy, Inc. *	300	19,050
Chesapeake Energy Corp. *	4,152	19,598
Chevron Corp.	8,820	1,113,701
Cimarex Energy Co.	376	37,074
CNX Resources Corp. *	993	16,166
Concho Resources, Inc. *	785	114,492
ConocoPhillips	5,420	391,161
Continental Resources, Inc. *	202	12,902
Devon Energy Corp.	2,424	109,104
Diamondback Energy, Inc.	332	43,807
Energen Corp. *	405	30,043
EOG Resources, Inc.	2,373	305,975
EQT Corp.	1,217	60,461
Extraction Oil & Gas, Inc. *	539	8,150
Exxon Mobil Corp.	19,619	1,599,145
Helmerich & Payne, Inc.	488	29,939
Hess Corp.	1,229	80,659
HollyFrontier Corp.	749	55,860
Kinder Morgan, Inc.	8,786	156,215
Kosmos Energy Ltd. *	1,007	7,633
Marathon Oil Corp.	3,926	82,917
Marathon Petroleum Corp.	2,120	171,360
Murphy Oil Corp.	756	25,145
Nabors Industries Ltd.	1,579	9,442
National Oilwell Varco, Inc.	1,772	86,155
Newfield Exploration Co. *	593	17,031
Noble Energy, Inc.	2,204	79,542
Occidental Petroleum Corp.	3,546	297,616
ONEOK, Inc.	1,116	78,611
Parsley Energy, Inc., Class A *	385	12,101
Patterson-UTI Energy, Inc.	1,042	17,922
PBF Energy, Inc., Class A	522	24,377
Phillips 66	1,945	239,896
Pioneer Natural Resources Co.	351	66,434
QEP Resources, Inc. *	1,130	11,741
Range Resources Corp.	938	14,473
RPC, Inc.	157	2,324
Schlumberger Ltd.	6,413	433,006
SM Energy Co.	504	13,865
Targa Resources Corp.	990	50,559
The Williams Cos., Inc.	3,835	114,091
Transocean Ltd. *	1,979	25,470
Valero Energy Corp.	1,992	235,753
Weatherford International plc *	4,759	16,133
Whiting Petroleum Corp. *	409	20,307
WPX Energy, Inc. *	1,829	34,330
		6,801,684

Food & Staples Retailing 1.6%
Casey’s General Stores, Inc.	168	18,376
The Kroger Co.	3,923	113,767
U.S. Foods Holding Corp. *	935	31,613
Walgreens Boots Alliance, Inc.	3,921	265,138
Walmart, Inc.	6,610	589,810
		1,018,704

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 3.6%
Archer-Daniels-Midland Co.	2,577	124,366
Bunge Ltd.	650	44,935
Campbell Soup Co.	246	10,061
ConAgra Brands, Inc.	1,738	63,802
Flowers Foods, Inc.	837	17,075
General Mills, Inc.	2,607	120,078
Hormel Foods Corp.	1,243	44,711
Ingredion, Inc.	334	33,834
Kellogg Co.	577	40,984
Lamb Weston Holdings, Inc.	687	48,276
McCormick & Co., Inc. — Non Voting Shares	525	61,709
Molson Coors Brewing Co., Class B	805	53,935
Mondelez International, Inc., Class A	6,713	291,210
PepsiCo, Inc.	742	85,330
Philip Morris International, Inc.	7,194	620,842
Pilgrim’s Pride Corp. *	232	4,134
Pinnacle Foods, Inc.	550	36,531
Post Holdings, Inc. *	124	10,733
Seaboard Corp.	1	3,638
The Coca-Cola Co.	3,973	185,261
The Hain Celestial Group, Inc. *	425	12,087
The Hershey Co.	59	5,794
The JM Smucker Co.	508	56,449
The Kraft Heinz Co.	2,794	168,339
TreeHouse Foods, Inc. *	241	11,445
Tyson Foods, Inc., Class A	1,350	77,828
		2,233,387

Health Care Equipment & Services 6.3%
Abbott Laboratories	7,924	519,339
Acadia Healthcare Co., Inc. *	417	16,463
Aetna, Inc.	946	178,217
Anthem, Inc.	1,183	299,299
Baxter International, Inc.	2,058	149,102
Becton, Dickinson & Co.	1,115	279,163
Boston Scientific Corp. *	1,472	49,474
Cardinal Health, Inc.	1,427	71,279
Centene Corp. *	115	14,988
Cerner Corp. *	810	50,285
Cigna Corp.	659	118,238
CVS Health Corp.	4,707	305,296
Danaher Corp.	2,862	293,584
DaVita, Inc. *	306	21,506
DENTSPLY SIRONA, Inc.	1,040	50,034
Envision Healthcare Corp. *	455	20,138
Express Scripts Holding Co. *	2,387	189,671
HCA Healthcare, Inc.	365	45,344
Henry Schein, Inc. *	606	48,122
Hill-Rom Holdings, Inc.	101	9,514
Hologic, Inc. *	1,253	53,766
Humana, Inc.	31	9,740
Integra LifeSciences Holdings Corp. *	71	4,425
Laboratory Corp. of America Holdings *	441	77,325
McKesson Corp.	833	104,625
MEDNAX, Inc. *	433	18,528
Medtronic plc	6,267	565,471
Molina Healthcare, Inc. *	41	4,268
Premier, Inc., Class A *	158	5,909
Quest Diagnostics, Inc.	623	67,110
STERIS plc	382	43,728
Teleflex, Inc.	171	46,633
The Cooper Cos., Inc.	189	49,234
Universal Health Services, Inc., Class B	387	47,253
WellCare Health Plans, Inc. *	16	4,279

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
West Pharmaceutical Services, Inc.	257	28,180
Zimmer Biomet Holdings, Inc.	944	118,491
		3,978,021

Household & Personal Products 2.0%
Church & Dwight Co., Inc.	181	10,118
Colgate-Palmolive Co.	3,201	214,499
Coty, Inc., Class A	2,137	28,657
Energizer Holdings, Inc.	132	8,406
Herbalife Nutrition Ltd. *	434	22,407
Kimberly-Clark Corp.	203	23,114
Nu Skin Enterprises, Inc., Class A	172	12,530
Spectrum Brands Holdings, Inc. *	116	10,135
The Clorox Co.	85	11,489
The Procter & Gamble Co.	11,650	942,252
		1,283,607

Insurance 4.3%
Aflac, Inc.	3,547	165,077
Alleghany Corp.	60	37,756
American Financial Group, Inc.	329	37,075
American International Group, Inc.	3,564	196,768
American National Insurance Co.	29	3,741
Arch Capital Group Ltd. *	1,498	45,779
Arthur J. Gallagher & Co.	840	59,934
Aspen Insurance Holdings Ltd.	260	10,517
Assurant, Inc.	242	26,693
Assured Guaranty Ltd.	525	20,433
Athene Holding Ltd., Class A *	728	33,393
Axis Capital Holdings Ltd.	347	19,626
Brighthouse Financial, Inc. *	546	23,713
Brown & Brown, Inc.	1,002	29,319
Chubb Ltd.	2,147	299,979
Cincinnati Financial Corp.	706	53,395
CNA Financial Corp.	130	6,081
Erie Indemnity Co., Class A	27	3,354
Everest Re Group Ltd.	114	24,892
Fidelity National Financial, Inc.	1,206	48,843
First American Financial Corp.	500	28,000
Lincoln National Corp.	1,005	68,440
Loews Corp.	1,309	66,471
Markel Corp. *	57	66,690
Marsh & McLennan Cos., Inc.	1,258	104,867
Mercury General Corp.	123	6,326
MetLife, Inc.	3,998	182,869
Old Republic International Corp.	1,338	28,513
Principal Financial Group, Inc.	1,309	76,027
Prudential Financial, Inc.	1,945	196,270
Reinsurance Group of America, Inc.	296	41,884
RenaissanceRe Holdings Ltd.	169	22,283
The Allstate Corp.	1,629	154,950
The Hanover Insurance Group, Inc.	199	24,959
The Hartford Financial Services Group, Inc.	1,649	86,902
The Travelers Cos., Inc.	1,009	131,311
Torchmark Corp.	483	42,538
Unum Group	956	37,982
W. R. Berkley Corp.	441	33,432
White Mountains Insurance Group Ltd.	14	12,782
Willis Towers Watson plc	612	97,565
XL Group Ltd.	743	41,779
		2,699,208

Materials 4.1%
Air Products & Chemicals, Inc.	1,011	165,976
Albemarle Corp.	510	48,042
Alcoa Corp. *	870	37,645
Security	Number of Shares	Value ($)
AptarGroup, Inc.	289	29,602
Ardagh Group S.A.	47	746
Ashland Global Holdings, Inc.	286	23,483
Axalta Coating Systems Ltd. *	613	18,543
Ball Corp.	1,583	61,690
Bemis Co., Inc.	412	18,915
Berry Global Group, Inc. *	307	14,997
Cabot Corp.	291	19,235
Celanese Corp., Series A	231	27,283
CF Industries Holdings, Inc.	1,085	48,196
Domtar Corp.	293	14,128
DowDuPont, Inc.	10,751	739,346
Eagle Materials, Inc.	37	3,676
Eastman Chemical Co.	654	67,768
Ecolab, Inc.	646	90,892
FMC Corp.	363	32,626
Freeport-McMoRan, Inc.	6,672	110,088
Graphic Packaging Holding Co.	1,193	17,334
Huntsman Corp.	995	33,362
International Flavors & Fragrances, Inc.	210	27,880
International Paper Co.	1,692	90,911
LyondellBasell Industries N.V., Class A	776	85,973
Martin Marietta Materials, Inc.	24	4,786
NewMarket Corp.	4	1,638
Newmont Mining Corp.	2,467	90,490
Nucor Corp.	1,472	98,521
Olin Corp.	766	22,605
Owens-Illinois, Inc. *	782	14,608
Platform Specialty Products Corp. *	490	6,056
PPG Industries, Inc.	1,074	118,849
Praxair, Inc.	138	23,115
Reliance Steel & Aluminum Co.	325	29,315
Royal Gold, Inc.	181	15,314
RPM International, Inc.	490	31,541
Sealed Air Corp.	326	14,367
Silgan Holdings, Inc.	221	6,080
Sonoco Products Co.	463	25,845
Steel Dynamics, Inc.	888	41,816
The Mosaic Co.	1,635	49,230
The Scotts Miracle-Gro Co.	89	7,069
United States Steel Corp.	807	29,399
Valvoline, Inc.	918	20,738
Vulcan Materials Co.	36	4,032
W.R. Grace & Co.	74	5,466
Westlake Chemical Corp.	14	1,501
WestRock Co.	1,184	68,648
		2,559,366

Media 3.0%
Charter Communications, Inc., Class A *	245	74,622
Cinemark Holdings, Inc.	514	18,463
Comcast Corp., Class A	21,157	756,997
Discovery, Inc., Class A *	732	19,457
Discovery, Inc., Class C *	1,578	38,740
DISH Network Corp., Class A *	1,018	32,128
GCI Liberty, Inc., Class A *	470	22,612
John Wiley & Sons, Inc., Class A	215	13,577
Liberty Broadband Corp., Class A *	108	8,569
Liberty Broadband Corp., Class C *	495	39,338
Liberty Media Corp. — Liberty Formula One, Class A *	105	3,519
Liberty Media Corp. — Liberty Formula One, Class C *	907	31,972
Liberty Media Corp. — Liberty SiriusXM, Class A *	399	18,809
Liberty Media Corp. — Liberty SiriusXM, Class C *	777	36,698
Lions Gate Entertainment Corp., Class A	163	3,887

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Lions Gate Entertainment Corp., Class B	435	9,948
News Corp., Class A	1,736	26,161
News Corp., Class B	568	8,690
Omnicom Group, Inc.	352	24,228
The Interpublic Group of Cos., Inc.	1,578	35,584
The Madison Square Garden Co., Class A *	77	24,038
The Walt Disney Co.	1,961	222,691
Tribune Media Co., Class A	395	13,371
Twenty-First Century Fox, Inc., Class A	4,819	216,855
Twenty-First Century Fox, Inc., Class B	2,274	101,011
Viacom, Inc., Class A	62	2,133
Viacom, Inc., Class B	1,621	47,090
		1,851,188

Pharmaceuticals, Biotechnology & Life Sciences 7.9%
Agilent Technologies, Inc.	1,495	98,730
Agios Pharmaceuticals, Inc. *	21	1,815
Alexion Pharmaceuticals, Inc. *	169	22,470
Allergan plc	1,569	288,837
Alnylam Pharmaceuticals, Inc. *	43	4,085
Amgen, Inc.	180	35,379
Bio-Rad Laboratories, Inc., Class A *	98	30,052
Biogen, Inc. *	52	17,387
Bluebird Bio, Inc. *	76	11,772
Bristol-Myers Squibb Co.	3,544	208,210
Bruker Corp.	279	9,040
Catalent, Inc. *	501	20,892
Charles River Laboratories International, Inc. *	71	8,825
Eli Lilly & Co.	1,715	169,459
Gilead Sciences, Inc.	1,521	118,379
IQVIA Holdings, Inc. *	749	91,333
Jazz Pharmaceuticals plc *	21	3,635
Johnson & Johnson	10,196	1,351,174
Merck & Co., Inc.	11,635	766,398
Mylan N.V. *	2,364	88,201
PerkinElmer, Inc.	502	39,748
Perrigo Co., plc	602	48,473
Pfizer, Inc.	26,870	1,072,919
QIAGEN N.V. *	1,006	36,337
Thermo Fisher Scientific, Inc.	1,746	409,489
United Therapeutics Corp. *	201	24,705
Waters Corp. *	31	6,115
		4,983,859

Real Estate 4.7%
Alexandria Real Estate Equities, Inc.	436	55,564
American Campus Communities, Inc.	630	25,987
American Homes 4 Rent, Class A	1,199	26,546
Apartment Investment & Management Co., Class A	722	30,793
Apple Hospitality REIT, Inc.	987	17,756
AvalonBay Communities, Inc.	636	112,477
Boston Properties, Inc.	712	89,377
Brandywine Realty Trust	811	13,373
Brixmor Property Group, Inc.	1,394	24,660
Camden Property Trust	406	37,592
CBRE Group, Inc., Class A *	757	37,699
Colony Capital, Inc.	2,237	13,780
Columbia Property Trust, Inc.	583	13,514
Corporate Office Properties Trust	486	14,454
Crown Castle International Corp.	469	51,979
CubeSmart	831	25,229
CyrusOne, Inc.	446	27,616
DCT Industrial Trust, Inc.	435	29,088
DDR Corp.	678	9,289
Digital Realty Trust, Inc.	949	115,228
Douglas Emmett, Inc.	746	28,975
Security	Number of Shares	Value ($)
Duke Realty Corp.	1,646	47,931
Empire State Realty Trust, Inc., Class A	610	10,169
EPR Properties	346	23,006
Equity Commonwealth *	515	16,604
Equity Residential	1,666	109,006
Essex Property Trust, Inc.	305	73,337
Extra Space Storage, Inc.	82	7,706
Federal Realty Investment Trust	332	41,666
Forest City Realty Trust, Inc., Class A	989	24,695
Gaming & Leisure Properties, Inc.	601	21,828
GGP, Inc.	2,863	61,039
HCP, Inc.	2,199	56,954
Healthcare Trust of America, Inc., Class A	945	25,817
Highwoods Properties, Inc.	481	23,622
Hospitality Properties Trust	753	21,287
Host Hotels & Resorts, Inc.	3,365	70,463
Hudson Pacific Properties, Inc.	654	22,406
Invitation Homes, Inc.	1,372	31,707
Iron Mountain, Inc.	1,312	46,064
JBG SMITH Properties	502	18,323
Jones Lang LaSalle, Inc.	207	35,399
Kilroy Realty Corp.	442	32,244
Kimco Realty Corp.	1,878	31,344
Lamar Advertising Co., Class A	52	3,829
Liberty Property Trust	680	29,145
Life Storage, Inc.	205	19,672
Medical Properties Trust, Inc.	1,677	24,166
Mid-America Apartment Communities, Inc.	530	53,413
National Retail Properties, Inc.	709	31,628
Omega Healthcare Investors, Inc.	829	24,613
Outfront Media, Inc.	631	13,409
Paramount Group, Inc.	1,008	15,563
Park Hotels & Resorts, Inc.	919	28,746
Prologis, Inc.	2,456	161,163
Rayonier, Inc.	595	20,831
Realogy Holdings Corp.	604	13,209
Realty Income Corp.	1,319	73,561
Regency Centers Corp.	696	44,286
Retail Properties of America, Inc., Class A	1,001	12,563
Retail Value, Inc. *	67	2,214
Senior Housing Properties Trust	1,055	18,821
Simon Property Group, Inc.	118	20,793
SL Green Realty Corp.	392	40,419
Spirit Realty Capital, Inc.	1,899	15,895
STORE Capital Corp.	841	23,085
Sun Communities, Inc.	359	34,809
The Howard Hughes Corp. *	112	15,182
The Macerich Co.	636	37,562
UDR, Inc.	1,219	46,907
Uniti Group, Inc.	783	13,843
Ventas, Inc.	1,639	92,407
VEREIT, Inc.	4,436	33,847
VICI Properties, Inc.	1,246	25,356
Vornado Realty Trust	789	56,745
Weingarten Realty Investors	532	16,077
Welltower, Inc.	1,726	108,048
Weyerhaeuser Co.	3,513	120,074
WP Carey, Inc.	482	31,513
		2,976,987

Retailing 1.4%
Advance Auto Parts, Inc.	228	32,200
AutoNation, Inc. *	248	12,035
AutoZone, Inc. *	15	10,583
Best Buy Co., Inc.	833	62,500
CarMax, Inc. *	322	24,047
Dick’s Sporting Goods, Inc.	377	12,871
Dollar Tree, Inc. *	898	81,969

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Foot Locker, Inc.	537	26,211
Genuine Parts Co.	661	64,322
Kohl’s Corp.	776	57,323
L Brands, Inc.	869	27,521
LKQ Corp. *	1,173	39,319
Macy’s, Inc.	1,413	56,139
Penske Automotive Group, Inc.	173	9,031
Qurate Retail, Inc. *	1,988	42,325
Target Corp.	2,490	200,893
The Gap, Inc.	953	28,752
The Michaels Cos., Inc. *	405	8,266
Tiffany & Co.	470	64,653
Williams-Sonoma, Inc.	302	17,664
		878,624

Semiconductors & Semiconductor Equipment 3.5%
Analog Devices, Inc.	1,440	138,442
Broadcom, Inc.	801	177,638
Cypress Semiconductor Corp.	503	8,958
First Solar, Inc. *	386	20,207
Intel Corp.	21,601	1,039,008
Marvell Technology Group Ltd.	1,871	39,871
Micron Technology, Inc. *	1,157	61,078
NXP Semiconductors N.V. *	1,511	144,059
Qorvo, Inc. *	587	47,993
QUALCOMM, Inc.	6,862	439,786
Skyworks Solutions, Inc.	243	22,983
Teradyne, Inc.	733	31,702
		2,171,725

Software & Services 3.2%
Akamai Technologies, Inc. *	48	3,612
Amdocs Ltd.	666	45,008
Aspen Technology, Inc. *	15	1,437
Autodesk, Inc. *	166	21,321
Booz Allen Hamilton Holding Corp.	25	1,182
CA, Inc.	1,442	63,751
Cognizant Technology Solutions Corp., Class A	265	21,597
Conduent, Inc. *	882	15,841
CoreLogic, Inc. *	137	6,672
Dell Technologies, Inc., Class V *	856	79,197
DXC Technology Co.	1,316	111,518
eBay, Inc. *	3,378	112,994
Euronet Worldwide, Inc. *	108	9,930
Fidelity National Information Services, Inc.	1,398	144,176
FireEye, Inc. *	285	4,426
Genpact Ltd.	446	13,549
International Business Machines Corp.	1,197	173,481
Leidos Holdings, Inc.	653	44,678
LogMeIn, Inc.	78	6,322
Microsoft Corp.	1,862	197,521
Nuance Communications, Inc. *	1,345	19,866
Oracle Corp.	12,015	572,875
Sabre Corp.	221	5,441
SS&C Technologies Holdings, Inc.	76	4,033
Symantec Corp.	2,847	57,566
Synopsys, Inc. *	627	56,073
Take-Two Interactive Software, Inc. *	210	23,734
Teradata Corp. *	158	6,050
The Western Union Co.	1,534	30,925
Worldpay, Inc., Class A *	1,227	100,847
Zillow Group, Inc., Class A *	84	4,735
Zillow Group, Inc., Class C *	145	8,077
Zynga, Inc., Class A *	3,602	13,652
		1,982,087

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 3.0%
ARRIS International plc *	779	19,678
Arrow Electronics, Inc. *	403	30,563
Avnet, Inc.	546	23,942
Cisco Systems, Inc.	22,330	944,336
Coherent, Inc. *	31	4,900
CommScope Holding Co., Inc. *	894	28,706
Corning, Inc.	3,789	125,719
Dolby Laboratories, Inc., Class A	287	18,497
EchoStar Corp., Class A *	234	10,528
FLIR Systems, Inc.	563	32,992
Hewlett Packard Enterprise Co.	7,152	110,427
HP, Inc.	7,615	175,754
Jabil, Inc.	780	21,973
Juniper Networks, Inc.	1,606	42,302
Keysight Technologies, Inc. *	870	50,460
Littelfuse, Inc.	18	3,903
Motorola Solutions, Inc.	660	80,058
National Instruments Corp.	93	4,074
NCR Corp. *	91	2,541
Trimble, Inc. *	1,176	41,513
Western Digital Corp.	1,388	97,368
Xerox Corp.	1,025	26,619
		1,896,853

Telecommunication Services 3.5%
AT&T, Inc.	33,663	1,076,206
CenturyLink, Inc.	4,410	82,776
Sprint Corp. *	3,114	16,909
T-Mobile US, Inc. *	480	28,800
Telephone & Data Systems, Inc.	456	11,514
United States Cellular Corp. *	75	2,577
Verizon Communications, Inc.	19,157	989,267
		2,208,049

Transportation 1.6%
Alaska Air Group, Inc.	551	34,619
AMERCO	31	11,690
American Airlines Group, Inc.	1,947	76,984
Copa Holdings S.A., Class A	152	14,796
CSX Corp.	2,051	144,965
Delta Air Lines, Inc.	2,237	121,738
Genesee & Wyoming, Inc., Class A *	210	18,060
JetBlue Airways Corp. *	1,465	26,370
Kansas City Southern	475	55,228
Kirby Corp. *	271	22,615
Knight-Swift Transportation Holdings, Inc.	599	19,497
Macquarie Infrastructure Corp.	374	16,983
Norfolk Southern Corp.	1,304	220,376
Ryder System, Inc.	244	19,105
Schneider National, Inc., Class B	215	5,620
Southwest Airlines Co.	714	41,526
Union Pacific Corp.	286	42,869
United Continental Holdings, Inc. *	1,147	92,219
		985,260

Utilities 5.6%
AES Corp.	3,082	41,176
Alliant Energy Corp.	1,053	45,247
Ameren Corp.	1,119	69,445
American Electric Power Co., Inc.	2,289	162,839
American Water Works Co., Inc.	828	73,071
Aqua America, Inc.	815	30,106
Atmos Energy Corp.	498	45,751
Avangrid, Inc.	269	13,466

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CenterPoint Energy, Inc.	1,991	56,704
CMS Energy Corp.	1,296	62,649
Consolidated Edison, Inc.	1,447	114,212
Dominion Energy, Inc.	3,018	216,421
DTE Energy Co.	835	90,631
Duke Energy Corp.	3,254	265,591
Edison International	1,463	97,480
Entergy Corp.	831	67,544
Evergy, Inc.	1,261	70,729
Eversource Energy	1,470	89,258
Exelon Corp.	4,472	190,060
FirstEnergy Corp.	2,202	78,017
Hawaiian Electric Industries, Inc.	484	17,022
MDU Resources Group, Inc.	894	25,926
National Fuel Gas Co.	378	20,299
NextEra Energy, Inc.	2,182	365,572
NiSource, Inc.	1,654	43,302
NRG Energy, Inc.	1,444	45,731
OGE Energy Corp.	913	33,087
PG&E Corp.	2,402	103,478
Pinnacle West Capital Corp.	511	41,100
PPL Corp.	3,249	93,474
Public Service Enterprise Group, Inc.	2,345	120,908
SCANA Corp.	666	26,633
Sempra Energy	1,221	141,135
The Southern Co.	4,691	227,983
UGI Corp.	791	42,034
Vectren Corp.	391	27,945
Vistra Energy Corp. *	1,923	43,460
WEC Energy Group, Inc.	1,467	97,365
Xcel Energy, Inc.	2,341	109,699
		3,506,550
Total Common Stock
(Cost $61,241,163)		62,575,726
Security	Number of Shares	Value ($)
Other Investment Companies 0.3% of net assets

Equity Fund 0.1%
iShares Russell 1000 Value ETF	400	50,128

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.83% (a)	133,256	133,256
Total Other Investment Companies
(Cost $183,235)		183,384

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Value Index, e-mini, expires 09/21/18	2	123,180	663
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended July 31, 2018:
	Balance of Shares Held at 12/20/17(a)	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	—	1,144	(1,144)	—	$—	$1,887	$149
(a)	Commencement of operations.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$62,575,726	$—	$—	$62,575,726
Other Investment Companies[1]	183,384	—	—	183,384
Futures Contracts[2]	663	—	—	663
Total	$62,759,773	$—	$—	$62,759,773
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab® U.S. Mid-Cap Index Fund

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.0%
Adient plc	1,770	84,305
Aptiv plc	5,061	496,332
BorgWarner, Inc.	4,018	184,908
Gentex Corp.	5,227	121,267
Harley-Davidson, Inc.	3,203	137,377
Lear Corp.	1,270	228,765
The Goodyear Tire & Rubber Co.	4,618	111,802
Thor Industries, Inc.	968	91,815
Visteon Corp. *	564	66,033
		1,522,604

Banks 4.8%
Associated Banc-Corp.	3,256	87,912
Bank of Hawaii Corp.	812	65,358
Bank OZK	2,337	95,583
BankUnited, Inc.	1,966	76,399
BOK Financial Corp.	496	48,276
CIT Group, Inc.	2,420	128,091
Citizens Financial Group, Inc.	9,284	369,317
Comerica, Inc.	3,279	317,866
Commerce Bancshares, Inc.	1,801	120,307
Cullen/Frost Bankers, Inc.	1,095	120,987
East West Bancorp, Inc.	2,748	177,905
F.N.B. Corp.	6,149	78,892
Fifth Third Bancorp	13,102	387,688
First Citizens BancShares, Inc., Class A	150	61,023
First Hawaiian, Inc.	1,322	37,360
First Horizon National Corp.	6,196	110,846
First Republic Bank	3,067	303,204
Huntington Bancshares, Inc.	20,923	323,051
KeyCorp	20,179	421,136
M&T Bank Corp.	2,775	481,046
New York Community Bancorp, Inc.	9,153	98,578
PacWest Bancorp	2,396	120,327
People’s United Financial, Inc.	6,610	120,500
Pinnacle Financial Partners, Inc.	1,437	89,812
Popular, Inc.	1,944	96,481
Prosperity Bancshares, Inc.	1,252	87,828
Regions Financial Corp.	21,458	399,333
Signature Bank	1,029	112,892
Sterling Bancorp	4,264	94,661
SunTrust Banks, Inc.	8,885	640,342
SVB Financial Group *	1,013	311,882
Synovus Financial Corp.	2,238	110,602
TCF Financial Corp.	3,189	80,076
Texas Capital Bancshares, Inc. *	958	86,986
TFS Financial Corp.	987	15,022
Umpqua Holdings Corp.	4,227	90,035
Webster Financial Corp.	1,749	112,863
Western Alliance Bancorp *	1,854	105,159
Security	Number of Shares	Value ($)
Wintrust Financial Corp.	1,056	92,643
Zions Bancorp	3,714	192,014
		6,870,283

Capital Goods 9.7%
A.O. Smith Corp.	2,707	161,148
Acuity Brands, Inc.	782	108,722
AECOM *	3,052	102,425
AGCO Corp.	1,262	79,531
Air Lease Corp.	1,843	81,018
Allegion plc	1,825	148,811
Allison Transmission Holdings, Inc.	2,281	107,207
AMETEK, Inc.	4,366	339,675
Arconic, Inc.	8,276	179,506
Armstrong World Industries, Inc. *	861	58,462
BWX Technologies, Inc.	1,908	125,470
Carlisle Cos., Inc.	1,132	139,055
Colfax Corp. *	1,730	55,879
Crane Co.	944	85,498
Cummins, Inc.	2,926	417,862
Curtiss-Wright Corp.	842	112,011
Donaldson Co., Inc.	2,484	118,487
Dover Corp.	2,908	241,306
Fastenal Co.	5,480	311,976
Flowserve Corp.	2,504	111,002
Fluor Corp.	2,663	136,479
Fortive Corp.	5,878	482,466
Fortune Brands Home & Security, Inc.	2,771	160,718
Gardner Denver Holdings, Inc. *	2,051	58,679
Gates Industrial Corp. plc *	909	14,153
Graco, Inc.	3,141	144,926
GrafTech International Ltd.	771	16,345
Harris Corp.	2,263	373,282
HD Supply Holdings, Inc. *	3,554	156,305
HEICO Corp.	737	56,285
HEICO Corp., Class A	1,445	93,564
Hexcel Corp.	1,712	118,145
Hubbell, Inc.	1,043	128,550
Huntington Ingalls Industries, Inc.	839	195,529
IDEX Corp.	1,461	224,380
Ingersoll-Rand plc	4,739	466,839
ITT, Inc.	1,669	94,582
Jacobs Engineering Group, Inc.	2,441	165,085
L3 Technologies, Inc.	1,496	320,802
Lennox International, Inc.	700	151,956
Lincoln Electric Holdings, Inc.	1,208	113,480
Masco Corp.	5,904	238,108
MSC Industrial Direct Co., Inc., Class A	859	72,697
Nordson Corp.	1,104	148,057
nVent Electric plc *	3,053	83,652
Oshkosh Corp.	1,414	106,404
Owens Corning	2,083	129,604
PACCAR, Inc.	6,574	432,043
Parker-Hannifin Corp.	2,542	429,725
Pentair plc	3,053	136,316
Quanta Services, Inc. *	2,882	98,190

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Regal Beloit Corp.	845	72,628
Rockwell Automation, Inc.	2,397	449,581
Rockwell Collins, Inc.	3,139	436,290
Roper Technologies, Inc.	1,940	585,686
Sensata Technologies Holding plc *	3,236	175,941
Snap-on, Inc.	1,070	181,461
Spirit AeroSystems Holdings, Inc., Class A	2,175	202,819
Stanley Black & Decker, Inc.	2,959	442,282
Teledyne Technologies, Inc. *	674	147,889
Terex Corp.	1,277	56,341
Textron, Inc.	4,897	334,318
The Middleby Corp. *	1,048	107,399
The Timken Co.	1,286	63,336
The Toro Co.	2,003	120,561
TransDigm Group, Inc.	926	347,750
Trinity Industries, Inc.	2,830	107,823
United Rentals, Inc. *	1,596	237,485
Univar, Inc. *	2,202	60,533
USG Corp. *	1,565	67,639
Valmont Industries, Inc.	425	59,351
W.W. Grainger, Inc.	867	300,468
WABCO Holdings, Inc. *	1,022	128,445
Wabtec Corp.	1,637	180,594
Watsco, Inc.	610	105,231
Welbilt, Inc. *	2,494	56,863
WESCO International, Inc. *	881	53,741
Xylem, Inc.	3,437	263,137
		13,977,989

Commercial & Professional Services 2.4%
ADT, Inc.	2,009	18,101
Cintas Corp.	1,676	342,708
Clean Harbors, Inc. *	977	55,621
Copart, Inc. *	3,875	222,386
CoStar Group, Inc. *	682	283,610
Equifax, Inc.	2,281	286,266
IHS Markit Ltd. *	7,435	394,278
KAR Auction Services, Inc.	2,580	153,381
ManpowerGroup, Inc.	1,253	116,855
Nielsen Holdings plc	6,861	161,645
Republic Services, Inc.	4,197	304,199
Robert Half International, Inc.	2,298	174,096
Rollins, Inc.	1,863	102,353
Stericycle, Inc. *	1,589	111,008
The Dun & Bradstreet Corp.	714	89,885
TransUnion	3,514	254,414
Verisk Analytics, Inc. *	3,068	339,382
		3,410,188

Consumer Durables & Apparel 3.2%
Brunswick Corp.	1,659	106,674
Carter’s, Inc.	872	91,412
Columbia Sportswear Co.	593	51,579
D.R. Horton, Inc.	6,609	288,813
Garmin Ltd.	2,191	136,828
Hanesbrands, Inc.	6,871	152,948
Hasbro, Inc.	2,190	218,146
Leggett & Platt, Inc.	2,509	109,317
Lennar Corp., B Shares	305	13,176
Lennar Corp., Class A	5,395	281,997
lululemon Athletica, Inc. *	1,881	225,626
Mattel, Inc.	6,577	104,377
Michael Kors Holdings Ltd. *	2,728	182,039
Mohawk Industries, Inc. *	1,194	224,902
Newell Brands, Inc.	8,620	225,758
NVR, Inc. *	61	168,325
Polaris Industries, Inc.	1,133	119,441
Security	Number of Shares	Value ($)
PulteGroup, Inc.	4,940	140,741
PVH Corp.	1,468	225,367
Ralph Lauren Corp.	1,040	140,379
Skechers U.S.A., Inc., Class A *	2,501	69,328
Tapestry, Inc.	5,521	260,150
Tempur Sealy International, Inc. *	865	42,273
Toll Brothers, Inc.	2,717	95,801
Under Armour, Inc., Class A *	3,517	70,234
Under Armour, Inc., Class C *	3,706	69,450
VF Corp.	6,186	569,545
Whirlpool Corp.	1,325	173,708
		4,558,334

Consumer Services 3.1%
Aramark	4,666	187,620
Bright Horizons Family Solutions, Inc. *	1,094	117,047
Caesars Entertainment Corp. *	11,276	127,419
Chipotle Mexican Grill, Inc. *	466	202,086
Choice Hotels International, Inc.	671	52,070
Darden Restaurants, Inc.	2,374	253,875
Domino’s Pizza, Inc.	804	211,179
Dunkin’ Brands Group, Inc.	1,586	110,433
Extended Stay America, Inc.	3,575	76,112
Graham Holdings Co., Class B	80	44,720
Grand Canyon Education, Inc. *	906	105,576
H&R Block, Inc.	4,034	101,495
Hilton Grand Vacations, Inc. *	1,850	63,991
Hilton Worldwide Holdings, Inc.	5,340	420,044
Hyatt Hotels Corp., Class A	869	67,982
International Game Technology plc	1,888	47,729
MGM Resorts International	9,941	311,849
Norwegian Cruise Line Holdings Ltd. *	3,906	195,417
Royal Caribbean Cruises Ltd.	3,220	363,087
Service Corp. International	3,379	132,964
ServiceMaster Global Holdings, Inc. *	2,578	146,920
Six Flags Entertainment Corp.	1,379	89,566
The Wendy’s Co.	3,574	59,614
Vail Resorts, Inc.	764	211,529
Wyndham Destinations, Inc.	1,874	86,429
Wyndham Hotels & Resorts, Inc.	1,880	109,040
Wynn Resorts Ltd.	1,966	327,889
Yum China Holdings, Inc.	7,084	255,591
		4,479,273

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	1,037	165,930
AGNC Investment Corp.	8,063	156,987
Ally Financial, Inc.	8,250	220,770
Ameriprise Financial, Inc.	2,766	402,923
Annaly Capital Management, Inc.	22,081	236,708
AXA Equitable Holdings, Inc. *	2,626	57,746
BGC Partners, Inc., Class A	5,051	54,248
Cboe Global Markets, Inc.	2,139	207,761
Chimera Investment Corp.	3,507	66,984
Credit Acceptance Corp. *	218	83,625
Discover Financial Services	6,642	474,305
E*TRADE Financial Corp. *	5,060	302,639
Eaton Vance Corp.	2,198	116,780
Evercore, Inc., Class A	776	87,688
FactSet Research Systems, Inc.	727	146,389
Franklin Resources, Inc.	6,084	208,803
Interactive Brokers Group, Inc., Class A	1,326	79,374
Invesco Ltd.	7,734	208,741
Jefferies Financial Group, Inc.	5,892	142,881
Lazard Ltd., Class A	2,226	120,872
Legg Mason, Inc.	1,588	54,198
LPL Financial Holdings, Inc.	1,692	112,163

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
MarketAxess Holdings, Inc.	699	135,445
MFA Financial, Inc.	7,632	61,438
Moody’s Corp.	3,186	545,188
Morningstar, Inc.	352	46,464
MSCI, Inc.	1,690	280,861
Nasdaq, Inc.	2,245	205,193
Navient Corp.	4,981	65,799
New Residential Investment Corp.	6,391	114,335
Northern Trust Corp.	3,973	433,931
OneMain Holdings, Inc. *	1,450	48,212
Raymond James Financial, Inc.	2,510	229,891
Santander Consumer USA Holdings, Inc.	2,215	42,617
SEI Investments Co.	2,533	151,828
SLM Corp. *	8,381	94,621
Starwood Property Trust, Inc.	4,831	110,340
Synchrony Financial	14,434	417,720
T. Rowe Price Group, Inc.	4,518	538,003
Two Harbors Investment Corp.	4,651	72,090
Virtu Financial, Inc., Class A	775	15,616
Voya Financial, Inc.	3,226	162,978
		7,481,085

Energy 5.3%
Andeavor	2,694	404,262
Antero Resources Corp. *	4,624	94,977
Apache Corp.	7,308	336,168
Apergy Corp. *	1,480	60,680
Cabot Oil & Gas Corp.	8,541	200,714
Centennial Resource Development, Inc., Class A *	3,511	63,058
Cheniere Energy, Inc. *	4,008	254,508
Chesapeake Energy Corp. *	17,256	81,448
Cimarex Energy Co.	1,790	176,494
CNX Resources Corp. *	4,098	66,715
Concho Resources, Inc. *	3,719	542,416
Continental Resources, Inc. *	1,688	107,813
Devon Energy Corp.	9,996	449,920
Diamondback Energy, Inc.	1,884	248,594
Energen Corp. *	1,667	123,658
EQT Corp.	5,049	250,834
Extraction Oil & Gas, Inc. *	2,147	32,463
Helmerich & Payne, Inc.	2,017	123,743
Hess Corp.	5,072	332,875
HollyFrontier Corp.	3,100	231,198
Kosmos Energy Ltd. *	4,610	34,944
Marathon Oil Corp.	16,274	343,707
Murphy Oil Corp.	3,171	105,467
Nabors Industries Ltd.	6,553	39,187
National Oilwell Varco, Inc.	7,307	355,266
Newfield Exploration Co. *	3,779	108,533
Noble Energy, Inc.	9,187	331,559
ONEOK, Inc.	7,834	551,827
Parsley Energy, Inc., Class A *	4,947	155,484
Patterson-UTI Energy, Inc.	4,146	71,311
PBF Energy, Inc., Class A	2,109	98,490
QEP Resources, Inc. *	4,457	46,308
Range Resources Corp.	4,053	62,538
RPC, Inc.	1,106	16,369
SM Energy Co.	2,127	58,514
Targa Resources Corp.	4,121	210,459
The Williams Cos., Inc.	15,839	471,210
Transocean Ltd. *	8,264	106,358
Weatherford International plc *	19,107	64,773
Whiting Petroleum Corp. *	1,697	84,256
WPX Energy, Inc. *	7,635	143,309
		7,642,407

Security	Number of Shares	Value ($)
Food & Staples Retailing 0.5%
Casey’s General Stores, Inc.	706	77,222
Sprouts Farmers Market, Inc. *	2,516	54,069
The Kroger Co.	16,267	471,743
U.S. Foods Holding Corp. *	4,110	138,959
		741,993

Food, Beverage & Tobacco 2.9%
Archer-Daniels-Midland Co.	10,672	515,031
Brown-Forman Corp., Class A	1,001	53,323
Brown-Forman Corp., Class B	5,377	286,164
Bunge Ltd.	2,678	185,130
Campbell Soup Co.	3,368	137,751
ConAgra Brands, Inc.	7,231	265,450
Flowers Foods, Inc.	3,436	70,094
Hormel Foods Corp.	5,223	187,871
Ingredion, Inc.	1,373	139,085
Kellogg Co.	4,748	337,250
Keurig Dr Pepper, Inc.	3,389	81,370
Lamb Weston Holdings, Inc.	2,786	195,772
McCormick & Co., Inc. — Non Voting Shares	2,325	273,281
Molson Coors Brewing Co., Class B	3,325	222,775
Pilgrim’s Pride Corp. *	998	17,784
Pinnacle Foods, Inc.	2,260	150,109
Post Holdings, Inc. *	1,251	108,287
Seaboard Corp.	5	18,190
The Hain Celestial Group, Inc. *	1,802	51,249
The Hershey Co.	2,694	264,578
The JM Smucker Co.	2,109	234,352
TreeHouse Foods, Inc. *	1,066	50,624
Tyson Foods, Inc., Class A	5,550	319,958
		4,165,478

Health Care Equipment & Services 6.0%
ABIOMED, Inc. *	805	285,397
Acadia Healthcare Co., Inc. *	1,648	65,063
Align Technology, Inc. *	1,514	539,968
AmerisourceBergen Corp.	3,058	250,236
athenahealth, Inc. *	768	115,745
Cantel Medical Corp.	703	65,175
Cardinal Health, Inc.	5,925	295,954
Centene Corp. *	3,885	506,332
Cerner Corp. *	6,073	377,012
Chemed Corp.	299	94,493
DaVita, Inc. *	2,578	181,182
DENTSPLY SIRONA, Inc.	4,290	206,392
DexCom, Inc. *	1,671	158,962
Edwards Lifesciences Corp. *	4,011	571,367
Encompass Health Corp.	1,885	142,563
Envision Healthcare Corp. *	2,302	101,887
Henry Schein, Inc. *	2,935	233,068
Hill-Rom Holdings, Inc.	1,267	119,351
Hologic, Inc. *	5,181	222,317
ICU Medical, Inc. *	302	86,614
IDEXX Laboratories, Inc. *	1,642	402,175
Insulet Corp. *	1,127	93,721
Integra LifeSciences Holdings Corp. *	1,398	87,137
Laboratory Corp. of America Holdings *	1,951	342,088
Masimo Corp. *	852	84,706
MEDNAX, Inc. *	1,787	76,466
Molina Healthcare, Inc. *	1,169	121,681
Penumbra, Inc. *	580	82,505
Premier, Inc., Class A *	968	36,203
Quest Diagnostics, Inc.	2,601	280,180
ResMed, Inc.	2,679	283,385
STERIS plc	1,600	183,152

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Teleflex, Inc.	869	236,985
The Cooper Cos., Inc.	928	241,744
Universal Health Services, Inc., Class B	1,611	196,703
Varian Medical Systems, Inc. *	1,755	202,615
Veeva Systems, Inc., Class A *	2,290	173,193
WellCare Health Plans, Inc. *	856	228,911
West Pharmaceutical Services, Inc.	1,396	153,071
Zimmer Biomet Holdings, Inc.	3,892	488,524
		8,614,223

Household & Personal Products 0.7%
Church & Dwight Co., Inc.	4,694	262,395
Coty, Inc., Class A	8,853	118,719
Energizer Holdings, Inc.	1,146	72,977
Herbalife Nutrition Ltd. *	2,190	113,070
Nu Skin Enterprises, Inc., Class A	1,041	75,837
Spectrum Brands Holdings, Inc. *	796	69,546
The Clorox Co.	2,483	335,627
		1,048,171

Insurance 3.9%
Alleghany Corp.	280	176,196
American Financial Group, Inc.	1,366	153,934
American National Insurance Co.	147	18,961
Arch Capital Group Ltd. *	7,416	226,633
Arthur J. Gallagher & Co.	3,461	246,942
Aspen Insurance Holdings Ltd.	1,156	46,760
Assurant, Inc.	1,009	111,293
Assured Guaranty Ltd.	2,104	81,888
Athene Holding Ltd., Class A *	3,036	139,261
Axis Capital Holdings Ltd.	1,553	87,838
Brighthouse Financial, Inc. *	2,292	99,542
Brown & Brown, Inc.	4,376	128,042
Cincinnati Financial Corp.	2,935	221,974
CNA Financial Corp.	531	24,840
Erie Indemnity Co., Class A	466	57,896
Everest Re Group Ltd.	771	168,348
Fidelity National Financial, Inc.	5,023	203,431
First American Financial Corp.	2,067	115,752
Lincoln National Corp.	4,176	284,386
Loews Corp.	5,383	273,349
Markel Corp. *	260	304,200
Mercury General Corp.	537	27,618
Old Republic International Corp.	5,417	115,436
Principal Financial Group, Inc.	5,406	313,980
Reinsurance Group of America, Inc.	1,234	174,611
RenaissanceRe Holdings Ltd.	756	99,679
The Hanover Insurance Group, Inc.	815	102,217
The Hartford Financial Services Group, Inc.	6,864	361,733
Torchmark Corp.	2,012	177,197
Unum Group	4,010	159,317
W. R. Berkley Corp.	1,810	137,216
White Mountains Insurance Group Ltd.	58	52,956
Willis Towers Watson plc	2,514	400,782
XL Group Ltd.	4,821	271,085
		5,565,293

Materials 5.4%
Albemarle Corp.	2,097	197,537
Alcoa Corp. *	3,577	154,777
AptarGroup, Inc.	1,196	122,506
Ardagh Group S.A.	337	5,348
Ashland Global Holdings, Inc.	1,192	97,875
Avery Dennison Corp.	1,669	191,401
Axalta Coating Systems Ltd. *	4,127	124,842
Ball Corp.	6,601	257,241
Security	Number of Shares	Value ($)
Bemis Co., Inc.	1,715	78,736
Berry Global Group, Inc. *	2,515	122,858
Cabot Corp.	1,149	75,949
Celanese Corp., Series A	2,593	306,259
CF Industries Holdings, Inc.	4,437	197,092
Crown Holdings, Inc. *	2,478	112,179
Domtar Corp.	1,206	58,153
Eagle Materials, Inc.	896	89,018
Eastman Chemical Co.	2,726	282,468
FMC Corp.	2,568	230,812
Freeport-McMoRan, Inc.	27,661	456,406
Graphic Packaging Holding Co.	5,973	86,788
Huntsman Corp.	4,158	139,418
International Flavors & Fragrances, Inc.	1,503	199,538
International Paper Co.	7,935	426,348
Martin Marietta Materials, Inc.	1,202	239,703
NewMarket Corp.	151	61,825
Newmont Mining Corp.	10,211	374,539
Nucor Corp.	6,072	406,399
Olin Corp.	3,210	94,727
Owens-Illinois, Inc. *	3,105	58,001
Packaging Corp. of America	1,796	202,768
Platform Specialty Products Corp. *	4,305	53,210
Reliance Steel & Aluminum Co.	1,346	121,409
Royal Gold, Inc.	1,244	105,255
RPM International, Inc.	2,516	161,955
Sealed Air Corp.	3,065	135,075
Silgan Holdings, Inc.	1,486	40,880
Sonoco Products Co.	1,893	105,667
Steel Dynamics, Inc.	4,344	204,559
The Chemours Co.	3,402	155,846
The Mosaic Co.	6,736	202,821
The Scotts Miracle-Gro Co.	765	60,764
United States Steel Corp.	3,371	122,805
Valvoline, Inc.	3,769	85,142
Vulcan Materials Co.	2,509	281,008
W.R. Grace & Co.	1,255	92,694
Westlake Chemical Corp.	692	74,196
WestRock Co.	4,858	281,667
		7,736,464

Media 2.0%
AMC Networks, Inc., Class A *	841	50,704
Cable One, Inc.	81	58,633
CBS Corp., Class B — Non Voting Shares	6,297	331,663
Cinemark Holdings, Inc.	2,039	73,241
Discovery, Inc., Class A *	2,931	77,906
Discovery, Inc., Class C *	6,654	163,356
DISH Network Corp., Class A *	4,254	134,256
GCI Liberty, Inc., Class A *	1,946	93,622
John Wiley & Sons, Inc., Class A	852	53,804
Liberty Broadband Corp., Class A *	486	38,559
Liberty Broadband Corp., Class C *	1,983	157,589
Liberty Media Corp. — Liberty Formula One, Class A *	496	16,621
Liberty Media Corp. — Liberty Formula One, Class C *	3,748	132,117
Liberty Media Corp. — Liberty SiriusXM, Class A *	1,610	75,895
Liberty Media Corp. — Liberty SiriusXM, Class C *	3,241	153,072
Lions Gate Entertainment Corp., Class A	989	23,588
Lions Gate Entertainment Corp., Class B	1,802	41,212
Live Nation Entertainment, Inc. *	2,632	129,705
News Corp., Class A	7,278	109,679
News Corp., Class B	2,392	36,598
Omnicom Group, Inc.	4,325	297,690
Sirius XM Holdings, Inc.	24,516	172,102

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Interpublic Group of Cos., Inc.	7,347	165,675
The Madison Square Garden Co., Class A *	352	109,887
Tribune Media Co., Class A	1,677	56,766
Viacom, Inc., Class A	182	6,261
Viacom, Inc., Class B	6,784	197,075
		2,957,276

Pharmaceuticals, Biotechnology & Life Sciences 3.7%
Agilent Technologies, Inc.	6,179	408,061
Agios Pharmaceuticals, Inc. *	978	84,509
Alkermes plc *	2,948	129,270
Alnylam Pharmaceuticals, Inc. *	1,702	161,690
Bio-Rad Laboratories, Inc., Class A *	406	124,500
Bio-Techne Corp.	711	114,215
BioMarin Pharmaceutical, Inc. *	3,376	339,491
Bluebird Bio, Inc. *	1,017	157,533
Bruker Corp.	1,883	61,009
Catalent, Inc. *	2,716	113,257
Charles River Laboratories International, Inc. *	904	112,367
Exact Sciences Corp. *	2,298	134,318
Exelixis, Inc. *	5,598	115,879
Incyte Corp. *	3,358	223,441
Ionis Pharmaceuticals, Inc. *	2,375	103,740
IQVIA Holdings, Inc. *	3,108	378,989
Jazz Pharmaceuticals plc *	1,119	193,677
Mettler-Toledo International, Inc. *	477	282,627
Mylan N.V. *	9,805	365,825
Nektar Therapeutics *	2,996	157,590
Neurocrine Biosciences, Inc. *	1,713	172,139
PerkinElmer, Inc.	2,101	166,357
Perrigo Co., plc	2,484	200,012
PRA Health Sciences, Inc. *	970	101,986
QIAGEN N.V. *	4,243	153,257
Sage Therapeutics, Inc. *	875	126,280
Sarepta Therapeutics, Inc. *	1,183	137,512
Seattle Genetics, Inc. *	2,047	144,109
TESARO, Inc. *	717	24,973
United Therapeutics Corp. *	821	100,909
Waters Corp. *	1,488	293,538
		5,383,060

Real Estate 8.7%
Alexandria Real Estate Equities, Inc.	1,951	248,635
American Campus Communities, Inc.	2,623	108,199
American Homes 4 Rent, Class A	4,885	108,154
Apartment Investment & Management Co., Class A	2,983	127,225
Apple Hospitality REIT, Inc.	4,144	74,551
AvalonBay Communities, Inc.	2,644	467,591
Boston Properties, Inc.	2,946	369,811
Brandywine Realty Trust	3,360	55,406
Brixmor Property Group, Inc.	5,816	102,885
Camden Property Trust	1,708	158,144
CBRE Group, Inc., Class A *	6,086	303,083
Colony Capital, Inc.	9,481	58,403
Columbia Property Trust, Inc.	2,296	53,221
CoreSite Realty Corp.	646	72,417
Corporate Office Properties Trust	1,938	57,636
CubeSmart	3,496	106,139
CyrusOne, Inc.	1,886	116,781
DCT Industrial Trust, Inc.	1,807	120,834
DDR Corp.	2,918	39,977
Digital Realty Trust, Inc.	3,927	476,816
Douglas Emmett, Inc.	3,098	120,326
Duke Realty Corp.	6,788	197,667
Empire State Realty Trust, Inc., Class A	2,566	42,775
EPR Properties	1,393	92,621
Security	Number of Shares	Value ($)
Equity Commonwealth *	2,212	71,315
Equity LifeStyle Properties, Inc.	1,625	147,859
Equity Residential	6,872	449,635
Essex Property Trust, Inc.	1,258	302,486
Extra Space Storage, Inc.	2,341	219,984
Federal Realty Investment Trust	1,389	174,319
Forest City Realty Trust, Inc., Class A	4,118	102,826
Gaming & Leisure Properties, Inc.	3,846	139,687
GGP, Inc.	11,915	254,028
HCP, Inc.	9,022	233,670
Healthcare Trust of America, Inc., Class A	3,901	106,575
Highwoods Properties, Inc.	1,912	93,898
Hospitality Properties Trust	3,134	88,598
Host Hotels & Resorts, Inc.	14,035	293,893
Hudson Pacific Properties, Inc.	2,945	100,896
Invitation Homes, Inc.	5,724	132,282
Iron Mountain, Inc.	5,461	191,736
JBG SMITH Properties	1,939	70,773
Jones Lang LaSalle, Inc.	863	147,582
Kilroy Realty Corp.	1,849	134,885
Kimco Realty Corp.	7,735	129,097
Lamar Advertising Co., Class A	1,598	117,661
Liberty Property Trust	2,819	120,822
Life Storage, Inc.	867	83,197
Medical Properties Trust, Inc.	6,878	99,112
Mid-America Apartment Communities, Inc.	2,156	217,282
National Retail Properties, Inc.	2,950	131,599
Omega Healthcare Investors, Inc.	3,748	111,278
Outfront Media, Inc.	2,668	56,695
Paramount Group, Inc.	4,058	62,656
Park Hotels & Resorts, Inc.	3,880	121,366
Rayonier, Inc.	2,440	85,424
Realogy Holdings Corp.	2,403	52,554
Realty Income Corp.	5,450	303,946
Regency Centers Corp.	2,895	184,209
Retail Properties of America, Inc., Class A	4,234	53,137
Retail Value, Inc. *	275	9,086
SBA Communications Corp. *	2,175	344,194
Senior Housing Properties Trust	4,417	78,799
SL Green Realty Corp.	1,630	168,069
Spirit Realty Capital, Inc.	8,265	69,178
STORE Capital Corp.	3,354	92,067
Sun Communities, Inc.	1,496	145,052
Taubman Centers, Inc.	1,120	69,496
The Howard Hughes Corp. *	744	100,849
The Macerich Co.	2,604	153,792
UDR, Inc.	5,049	194,286
Uniti Group, Inc.	3,120	55,162
Ventas, Inc.	6,824	384,737
VEREIT, Inc.	18,502	141,170
VICI Properties, Inc.	5,190	105,616
Vornado Realty Trust	3,306	237,768
Weingarten Realty Investors	2,292	69,264
Welltower, Inc.	7,121	445,775
Weyerhaeuser Co.	14,520	496,294
WP Carey, Inc.	2,034	132,983
		12,559,896

Retailing 4.7%
Advance Auto Parts, Inc.	1,363	192,496
AutoNation, Inc. *	1,042	50,568
AutoZone, Inc. *	512	361,231
Best Buy Co., Inc.	4,622	346,789
Burlington Stores, Inc. *	1,281	195,750
CarMax, Inc. *	3,385	252,792
Dick’s Sporting Goods, Inc.	1,514	51,688
Dollar General Corp.	5,155	505,963
Dollar Tree, Inc. *	4,482	409,117

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Expedia Group, Inc.	2,300	307,832
Floor & Decor Holdings, Inc., Class A *	717	34,237
Foot Locker, Inc.	2,243	109,481
Genuine Parts Co.	2,737	266,337
Kohl’s Corp.	3,195	236,015
L Brands, Inc.	4,450	140,931
LKQ Corp. *	5,927	198,673
Macy’s, Inc.	5,844	232,182
Nordstrom, Inc.	2,251	117,975
O'Reilly Automotive, Inc. *	1,535	469,710
Penske Automotive Group, Inc.	688	35,914
Pool Corp.	756	115,857
Qurate Retail, Inc. *	8,273	176,132
Ross Stores, Inc.	7,089	619,791
The Gap, Inc.	4,155	125,356
The Michaels Cos., Inc. *	2,082	42,494
Tiffany & Co.	2,365	325,329
Tractor Supply Co.	2,322	181,209
TripAdvisor, Inc. *	1,991	115,458
Ulta Salon, Cosmetics & Fragrance, Inc. *	1,094	267,363
Urban Outfitters, Inc. *	1,422	63,137
Wayfair, Inc., Class A *	1,063	115,676
Williams-Sonoma, Inc.	1,600	93,584
		6,757,067

Semiconductors & Semiconductor Equipment 3.2%
Advanced Micro Devices, Inc. *	17,418	319,272
Analog Devices, Inc.	7,061	678,845
Cypress Semiconductor Corp.	6,845	121,909
First Solar, Inc. *	1,577	82,556
KLA-Tencor Corp.	2,974	349,207
Lam Research Corp.	3,135	597,656
Marvell Technology Group Ltd.	10,431	222,285
Maxim Integrated Products, Inc.	5,322	325,387
Microchip Technology, Inc.	4,395	410,625
MKS Instruments, Inc.	1,040	98,072
Monolithic Power Systems, Inc.	781	103,623
ON Semiconductor Corp. *	8,066	177,855
Qorvo, Inc. *	2,422	198,023
Skyworks Solutions, Inc.	3,473	328,476
Teradyne, Inc.	3,668	158,641
Universal Display Corp.	812	78,196
Versum Materials, Inc.	2,050	79,027
Xilinx, Inc.	4,867	350,765
		4,680,420

Software & Services 10.9%
2U, Inc. *	1,019	77,098
Akamai Technologies, Inc. *	3,178	239,176
Alliance Data Systems Corp.	920	206,890
Amdocs Ltd.	2,719	183,750
ANSYS, Inc. *	1,590	268,519
Aspen Technology, Inc. *	1,373	131,520
Atlassian Corp. plc, Class A *	1,764	127,731
Autodesk, Inc. *	4,196	538,934
Black Knight, Inc. *	2,701	139,507
Booz Allen Hamilton Holding Corp.	2,704	127,818
Broadridge Financial Solutions, Inc.	2,242	253,301
CA, Inc.	6,016	265,967
Cadence Design Systems, Inc. *	5,358	236,234
CDK Global, Inc.	2,499	156,063
Ceridian HCM Holding, Inc. *	480	15,725
Citrix Systems, Inc. *	2,583	284,052
Conduent, Inc. *	3,604	64,728
CoreLogic, Inc. *	1,542	75,095
Dell Technologies, Inc., Class V *	3,817	353,149
DocuSign, Inc. *	486	26,195
Security	Number of Shares	Value ($)
DXC Technology Co.	5,461	462,765
EPAM Systems, Inc. *	972	126,564
Euronet Worldwide, Inc. *	936	86,056
Fair Isaac Corp. *	560	112,818
Fidelity National Information Services, Inc.	6,302	649,925
FireEye, Inc. *	3,557	55,240
First Data Corp., Class A *	9,204	214,085
Fiserv, Inc. *	7,833	591,235
FleetCor Technologies, Inc. *	1,703	369,551
Fortinet, Inc. *	2,650	166,711
Gartner, Inc. *	1,698	229,960
Genpact Ltd.	2,843	86,370
Global Payments, Inc.	3,042	342,438
GoDaddy, Inc., Class A *	2,871	211,363
GrubHub, Inc. *	1,721	209,773
Guidewire Software, Inc. *	1,532	132,058
IAC/InterActiveCorp *	1,430	210,567
Jack Henry & Associates, Inc.	1,477	198,952
Leidos Holdings, Inc.	2,727	186,581
LogMeIn, Inc.	993	80,483
Manhattan Associates, Inc. *	1,287	61,930
Match Group, Inc. *	983	35,506
Nuance Communications, Inc. *	5,568	82,239
Nutanix, Inc., Class A *	2,039	99,687
Okta, Inc. *	1,625	80,681
Paychex, Inc.	6,144	424,059
Paycom Software, Inc. *	952	101,150
Pegasystems, Inc.	712	39,587
Proofpoint, Inc. *	960	109,488
PTC, Inc. *	2,195	201,742
RealPage, Inc. *	1,331	73,338
Red Hat, Inc. *	3,387	478,346
RingCentral, Inc., Class A *	1,281	94,474
Sabre Corp.	4,609	113,474
ServiceNow, Inc. *	3,348	589,114
Splunk, Inc. *	2,760	265,236
Square, Inc., Class A *	5,472	353,765
SS&C Technologies Holdings, Inc.	3,952	209,733
Switch, Inc., Class A	714	9,296
Symantec Corp.	11,882	240,254
Synopsys, Inc. *	2,837	253,713
Tableau Software, Inc., Class A *	1,303	134,300
Take-Two Interactive Software, Inc. *	2,164	244,575
Teradata Corp. *	2,278	87,225
The Ultimate Software Group, Inc. *	568	157,274
The Western Union Co.	8,772	176,844
Total System Services, Inc.	3,454	316,179
Twilio, Inc., Class A *	1,356	78,499
Twitter, Inc. *	13,545	431,679
Tyler Technologies, Inc. *	716	161,093
VeriSign, Inc. *	2,017	292,929
WEX, Inc. *	784	148,819
Workday, Inc., Class A *	2,780	344,776
Worldpay, Inc., Class A *	5,585	459,031
Zendesk, Inc. *	1,965	107,034
Zillow Group, Inc., Class A *	1,088	61,331
Zillow Group, Inc., Class C *	2,172	120,980
Zynga, Inc., Class A *	14,430	54,690
		15,789,017

Technology Hardware & Equipment 3.9%
Amphenol Corp., Class A	5,638	527,209
Arista Networks, Inc. *	1,091	279,001
ARRIS International plc *	3,319	83,838
Arrow Electronics, Inc. *	1,657	125,667
Avnet, Inc.	2,244	98,399
CDW Corp.	2,827	237,722
Cognex Corp.	3,170	167,313

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Coherent, Inc. *	478	75,553
CommScope Holding Co., Inc. *	3,645	117,041
Corning, Inc.	15,630	518,603
Dolby Laboratories, Inc., Class A	1,143	73,666
EchoStar Corp., Class A *	926	41,661
F5 Networks, Inc. *	1,173	201,029
FLIR Systems, Inc.	2,585	151,481
IPG Photonics Corp. *	688	112,860
Jabil, Inc.	3,168	89,243
Juniper Networks, Inc.	6,586	173,475
Keysight Technologies, Inc. *	3,593	208,394
Littelfuse, Inc.	461	99,954
Motorola Solutions, Inc.	3,099	375,909
National Instruments Corp.	2,084	91,300
NCR Corp. *	2,260	63,099
NetApp, Inc.	5,145	398,840
Palo Alto Networks, Inc. *	1,695	336,051
Pure Storage, Inc., Class A *	3,125	67,688
Trimble, Inc. *	4,788	169,016
Ubiquiti Networks, Inc. *	370	30,555
Western Digital Corp.	5,743	402,871
Xerox Corp.	4,287	111,333
Zebra Technologies Corp., Class A *	1,006	138,758
		5,567,529

Telecommunication Services 0.4%
CenturyLink, Inc.	18,281	343,134
Sprint Corp. *	12,333	66,968
Telephone & Data Systems, Inc.	1,902	48,026
United States Cellular Corp. *	279	9,587
Zayo Group Holdings, Inc. *	3,792	140,645
		608,360

Transportation 2.0%
Alaska Air Group, Inc.	2,307	144,949
AMERCO	136	51,283
American Airlines Group, Inc.	8,019	317,071
C.H. Robinson Worldwide, Inc.	2,641	243,580
Copa Holdings S.A., Class A	603	58,696
Expeditors International of Washington, Inc.	3,343	254,636
Genesee & Wyoming, Inc., Class A *	1,127	96,922
JB Hunt Transport Services, Inc.	1,672	200,473
JetBlue Airways Corp. *	6,069	109,242
Kansas City Southern	1,960	227,889
Kirby Corp. *	1,136	94,799
Knight-Swift Transportation Holdings, Inc.	2,434	79,227
Landstar System, Inc.	793	88,142
Macquarie Infrastructure Corp.	1,532	69,568
Old Dominion Freight Line, Inc.	1,256	184,381
Ryder System, Inc.	990	77,517
Schneider National, Inc., Class B	915	23,918
United Continental Holdings, Inc. *	4,748	381,739
XPO Logistics, Inc. *	2,275	226,863
		2,930,895

Utilities 6.0%
AES Corp.	12,612	168,496
Alliant Energy Corp.	4,402	189,154
Ameren Corp.	4,642	288,083
Security	Number of Shares	Value ($)
American Water Works Co., Inc.	3,417	301,550
Aqua America, Inc.	3,400	125,596
Atmos Energy Corp.	2,070	190,171
Avangrid, Inc.	1,086	54,365
CenterPoint Energy, Inc.	8,230	234,390
CMS Energy Corp.	5,396	260,843
Consolidated Edison, Inc.	5,965	470,817
DTE Energy Co.	3,455	375,006
Edison International	6,096	406,176
Entergy Corp.	3,460	281,229
Evergy, Inc.	5,163	289,593
Eversource Energy	6,063	368,145
FirstEnergy Corp.	9,117	323,015
Hawaiian Electric Industries, Inc.	2,044	71,887
MDU Resources Group, Inc.	3,719	107,851
National Fuel Gas Co.	1,572	84,416
NiSource, Inc.	6,963	182,291
NRG Energy, Inc.	6,052	191,667
OGE Energy Corp.	3,788	137,277
PG&E Corp.	9,906	426,751
Pinnacle West Capital Corp.	2,127	171,075
PPL Corp.	13,403	385,604
Public Service Enterprise Group, Inc.	9,635	496,781
SCANA Corp.	2,723	108,893
Sempra Energy	5,066	585,579
UGI Corp.	3,297	175,203
Vectren Corp.	1,602	114,495
Vistra Energy Corp. *	7,808	176,461
WEC Energy Group, Inc.	6,046	401,273
Xcel Energy, Inc.	9,724	455,667
		8,599,800
Total Common Stock
(Cost $141,156,715)		143,647,105

Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.83% (a)	532,793	532,793
Total Other Investment Company
(Cost $532,793)		532,793

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P MidCap 400, e-mini, expires 09/21/18	3	595,800	(3,526)
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$143,647,105	$—	$—	$143,647,105
Other Investment Company[1]	532,793	—	—	532,793
Liabilities
Futures Contracts[2]	(3,526)	—	—	(3,526)
Total	$144,176,372	$—	$—	$144,176,372
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab International Index Fund®

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.5% of net assets

Australia 6.9%
AGL Energy Ltd.	199,738	3,268,411
Alumina Ltd.	765,466	1,613,389
Amcor Ltd.	347,589	3,891,122
AMP Ltd.	869,693	2,199,477
APA Group	371,850	2,667,080
Aristocrat Leisure Ltd.	183,936	4,405,807
ASX Ltd.	60,152	2,937,319
Aurizon Holdings Ltd.	592,955	2,008,398
AusNet Services	540,546	655,069
Australia & New Zealand Banking Group Ltd.	904,882	19,671,838
Bank of Queensland Ltd.	113,303	936,701
Bendigo & Adelaide Bank Ltd.	146,452	1,275,643
BHP Billiton Ltd.	1,002,340	26,177,636
BlueScope Steel Ltd.	173,686	2,282,209
Boral Ltd.	359,961	1,778,918
Brambles Ltd.	510,462	3,749,005
Caltex Australia Ltd.	85,846	2,076,773
Challenger Ltd.	173,116	1,601,378
CIMIC Group Ltd.	32,661	1,174,614
Coca-Cola Amatil Ltd.	149,082	1,061,925
Cochlear Ltd.	18,592	2,810,274
Commonwealth Bank of Australia	543,541	30,268,114
Computershare Ltd.	149,670	2,025,895
Crown Resorts Ltd.	106,681	1,071,382
CSL Ltd.	140,796	20,599,354
Dexus	331,899	2,490,019
Domino’s Pizza Enterprises Ltd. (a)	20,589	764,557
Flight Centre Travel Group Ltd.	17,631	891,606
Fortescue Metals Group Ltd.	467,453	1,520,411
Goodman Group	500,486	3,587,952
Harvey Norman Holdings Ltd.	132,814	350,746
Healthscope Ltd.	509,967	828,489
Incitec Pivot Ltd.	512,490	1,444,998
Insurance Australia Group Ltd.	751,784	4,494,218
James Hardie Industries plc	132,825	2,123,817
LendLease Group	184,509	2,760,606
Macquarie Group Ltd.	100,297	9,150,875
Medibank Pvt Ltd.	893,182	2,065,734
Mirvac Group	1,179,471	2,001,993
National Australia Bank Ltd.	846,864	17,830,924
Newcrest Mining Ltd.	232,880	3,741,233
Oil Search Ltd.	438,852	2,927,468
Orica Ltd.	114,696	1,498,276
Origin Energy Ltd. *	543,950	3,946,758
QBE Insurance Group Ltd.	408,139	3,064,823
Ramsay Health Care Ltd.	42,143	1,759,834
REA Group Ltd.	15,509	1,001,328
Rio Tinto Ltd.	126,507	7,645,721
Santos Ltd. *	569,432	2,697,273
Scentre Group	1,679,739	5,322,220
SEEK Ltd.	102,745	1,634,283
Sonic Healthcare Ltd.	121,219	2,351,278
Security	Number of Shares	Value ($)
South32 Ltd.	1,606,365	4,275,152
Stockland	749,775	2,316,798
Suncorp Group Ltd.	411,161	4,574,850
Sydney Airport	363,761	1,911,720
Tabcorp Holdings Ltd.	617,813	2,145,793
Telstra Corp., Ltd.	1,257,299	2,651,193
The GPT Group	540,080	2,074,224
TPG Telecom Ltd.	146,637	628,788
Transurban Group	705,457	6,134,248
Treasury Wine Estates Ltd.	232,635	3,185,685
Vicinity Centres	1,008,320	1,997,610
Wesfarmers Ltd.	349,032	12,833,341
Westpac Banking Corp.	1,061,888	23,247,346
Woodside Petroleum Ltd.	281,161	7,536,072
Woolworths Group Ltd.	404,152	9,041,622
		316,659,613

Austria 0.2%
ANDRITZ AG	23,429	1,328,169
Erste Group Bank AG *	96,625	4,173,363
OMV AG	45,226	2,555,862
Raiffeisen Bank International AG	44,363	1,479,292
voestalpine AG	34,251	1,713,757
		11,250,443

Belgium 1.1%
Ageas	56,819	3,047,497
Anheuser-Busch InBev S.A./N.V.	237,878	24,207,423
Colruyt S.A.	21,361	1,276,979
Groupe Bruxelles Lambert S.A.	26,000	2,761,948
KBC Group N.V.	76,554	5,876,935
Proximus	46,393	1,137,051
Solvay S.A.	22,442	3,074,567
Telenet Group Holding N.V. *	14,963	720,526
UCB S.A.	38,915	3,345,704
Umicore S.A.	63,235	3,700,675
		49,149,305

Denmark 1.7%
AP Moeller — Maersk A/S, Series A	1,148	1,544,692
AP Moeller — Maersk A/S, Series B	2,094	3,006,640
Carlsberg A/S, Class B	32,740	3,949,687
Chr. Hansen Holding A/S	30,799	3,188,170
Coloplast A/S, Class B	38,199	4,166,349
Danske Bank A/S	235,015	6,829,658
DSV A/S	58,177	4,873,967
Genmab A/S *	18,971	3,250,428
H. Lundbeck A/S	21,843	1,580,800
ISS A/S	51,329	1,917,299
Novo Nordisk A/S, Class B	548,528	27,287,779
Novozymes A/S, B Shares	72,316	3,807,784
Orsted A/S	59,653	3,681,090
Pandora A/S	34,728	2,466,115
Tryg A/S	37,042	906,731

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Vestas Wind Systems A/S	61,946	3,997,354
William Demant Holding A/S *	32,903	1,572,702
		78,027,245

Finland 1.0%
Elisa Oyj	42,864	1,861,194
Fortum Oyj	142,501	3,580,054
Kone Oyj, Class B	103,958	5,682,946
Metso Oyj	31,592	1,157,105
Neste Oyj	40,606	3,349,437
Nokia Oyj	1,741,311	9,451,235
Nokian Renkaat Oyj	34,727	1,506,061
Orion Oyj, Class B	31,972	1,100,699
Sampo Oyj, A Shares	136,248	6,919,761
Stora Enso Oyj, R Shares	167,700	2,767,455
UPM-Kymmene Oyj	169,490	6,012,257
Wartsila Oyj Abp	142,222	3,078,912
		46,467,116

France 11.0%
Accor S.A.	57,802	2,975,745
Aeroports de Paris	9,088	2,031,557
Air Liquide S.A.	134,086	17,143,439
Airbus SE	181,091	22,413,476
Alstom S.A.	48,031	2,153,323
Amundi S.A.	17,635	1,215,125
ArcelorMittal	206,274	6,611,119
Arkema S.A.	20,323	2,544,905
Atos SE	29,323	3,929,202
AXA S.A.	604,138	15,222,563
BioMerieux	12,818	1,065,943
BNP Paribas S.A.	349,992	22,703,912
Bollore S.A.	250,789	1,165,988
Bouygues S.A.	69,553	3,054,380
Bureau Veritas S.A.	83,783	2,155,356
Capgemini SE	49,682	6,355,982
Carrefour S.A.	174,286	3,124,735
Casino Guichard Perrachon S.A.	17,163	696,855
CNP Assurances	53,221	1,242,826
Compagnie de Saint-Gobain	154,523	6,869,831
Compagnie Generale des Etablissements Michelin	53,292	6,843,619
Covivio	12,764	1,329,400
Credit Agricole S.A.	347,227	4,878,595
Danone S.A.	189,020	14,840,383
Dassault Aviation S.A.	742	1,371,513
Dassault Systemes S.A.	40,872	6,094,203
Edenred	69,319	2,719,076
Eiffage S.A.	24,854	2,777,453
Electricite de France S.A.	175,236	2,623,836
Engie S.A.	566,932	9,155,126
Essilor International S.A.	64,333	9,480,370
Eurazeo S.A.	16,045	1,240,458
Eurofins Scientific SE	3,496	1,905,602
Eutelsat Communications S.A.	49,489	1,059,442
Faurecia S.A.	23,802	1,616,827
Gecina S.A.	14,698	2,503,709
Getlink	145,268	1,917,538
Hermes International	10,024	6,344,146
ICADE	9,509	920,674
Iliad S.A.	7,842	1,239,795
Imerys S.A.	10,729	832,163
Ingenico Group S.A.	19,751	1,635,953
Ipsen S.A.	11,639	1,933,756
JCDecaux S.A.	21,128	690,564
Kering S.A.	23,343	12,406,460
Klepierre S.A.	62,474	2,352,838
Security	Number of Shares	Value ($)
L'Oreal S.A.	78,776	19,250,591
Legrand S.A.	81,615	5,990,363
LVMH Moet Hennessy Louis Vuitton SE	86,606	30,181,154
Natixis S.A.	282,142	2,023,926
Orange S.A.	619,401	10,555,647
Pernod-Ricard S.A.	66,081	10,646,823
Peugeot S.A.	184,653	5,303,596
Publicis Groupe S.A.	66,429	4,239,258
Remy Cointreau S.A.	6,739	919,348
Renault S.A.	60,141	5,285,140
Rexel S.A.	89,056	1,392,823
Safran S.A.	103,008	12,773,376
Sanofi	350,671	30,507,078
Schneider Electric SE	168,426	13,518,850
SCOR SE	52,990	2,061,507
SEB S.A.	6,598	1,253,265
SES S.A.	120,001	2,398,824
Societe BIC S.A.	8,402	803,184
Societe Generale S.A.	239,207	10,668,147
Sodexo S.A.	28,779	3,188,021
STMicroelectronics N.V.	212,049	4,576,403
Suez	110,980	1,569,916
Teleperformance	17,851	3,269,083
Thales S.A.	32,631	4,283,608
TOTAL S.A.	749,132	48,862,362
UbiSoft Entertainment S.A. *	23,388	2,577,824
Unibail-Rodamco-Westfield	43,154	9,580,235
Valeo S.A.	73,997	3,625,950
Veolia Environnement S.A.	167,001	3,810,756
Vinci S.A.	156,926	15,790,164
Vivendi S.A.	325,425	8,431,461
Wendel S.A.	8,982	1,308,067
		506,036,511

Germany 9.0%
1&1 Drillisch AG	15,086	897,376
adidas AG	58,314	12,892,841
Allianz SE	136,321	30,161,628
Axel Springer SE	15,064	1,125,609
BASF SE	284,970	27,316,794
Bayer AG	279,321	31,095,999
Bayerische Motoren Werke AG	102,030	9,864,291
Beiersdorf AG	30,979	3,611,192
Brenntag AG	50,182	3,011,025
Commerzbank AG *	309,063	3,336,554
Continental AG	34,493	7,949,116
Covestro AG	60,656	5,825,199
Daimler AG	282,672	19,564,903
Delivery Hero SE *	29,182	1,657,308
Deutsche Bank AG	603,269	7,890,011
Deutsche Boerse AG	59,518	7,843,663
Deutsche Lufthansa AG	78,010	2,188,759
Deutsche Post AG	303,044	10,705,207
Deutsche Telekom AG *	1,040,718	17,208,341
Deutsche Wohnen SE	107,922	5,254,221
E.ON SE	693,479	7,823,980
Evonik Industries AG	51,698	1,913,163
Fraport AG Frankfurt Airport Services Worldwide	14,246	1,422,134
Fresenius Medical Care AG & Co. KGaA	67,517	6,586,563
Fresenius SE & Co. KGaA	128,239	9,885,748
GEA Group AG	55,327	2,162,438
Hannover Rueck SE	18,147	2,420,529
HeidelbergCement AG	46,692	3,965,825
Henkel AG & Co. KGaA	33,475	3,589,622
HOCHTIEF AG	5,934	1,067,031

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hugo Boss AG	21,183	1,910,103
Infineon Technologies AG	352,264	9,328,924
Innogy SE	41,996	1,865,942
K&S AG	58,005	1,533,588
KION Group AG	22,820	1,566,111
LANXESS AG	28,383	2,332,234
Linde AG	57,494	14,218,083
MAN SE	10,696	1,200,723
Merck KGaA	39,401	4,050,264
METRO AG	48,701	601,422
MTU Aero Engines AG	16,860	3,575,299
Muenchener Rueckversicherungs-Gesellschaft AG	48,104	10,659,608
OSRAM Licht AG	29,799	1,330,481
ProSiebenSat.1 Media SE	69,504	1,875,902
Puma SE	2,394	1,201,633
QIAGEN N.V. *	74,735	2,709,645
RTL Group S.A.	11,632	867,116
RWE AG	156,638	4,110,851
SAP SE	306,410	35,661,822
Siemens AG	238,695	33,689,165
Siemens Healthineers AG *	45,000	2,004,587
Symrise AG	37,568	3,395,726
Telefonica Deutschland Holding AG	228,802	1,002,040
ThyssenKrupp AG	136,651	3,636,693
Uniper SE	63,793	1,991,866
United Internet AG	37,622	2,023,742
Volkswagen AG	10,286	1,774,750
Vonovia SE	150,132	7,265,978
Wirecard AG	36,026	6,739,526
Zalando SE *	33,487	1,921,169
		416,282,063

Hong Kong 3.6%
AIA Group Ltd.	3,752,600	32,848,583
ASM Pacific Technology Ltd.	98,000	1,179,299
BOC Hong Kong (Holdings) Ltd.	1,152,500	5,593,616
CK Asset Holdings Ltd.	800,025	6,126,975
CK Hutchison Holdings Ltd.	827,525	9,007,349
CK Infrastructure Holdings Ltd.	223,000	1,655,394
CLP Holdings Ltd.	512,580	5,859,269
Dairy Farm International Holdings Ltd.	104,000	849,706
Galaxy Entertainment Group Ltd.	738,000	5,945,792
Hang Lung Group Ltd.	279,000	825,553
Hang Lung Properties Ltd.	643,000	1,351,930
Hang Seng Bank Ltd.	238,836	6,508,809
Henderson Land Development Co., Ltd.	400,123	2,234,903
HK Electric Investments & HK Electric Investments Ltd.	958,000	978,865
HKT Trust & HKT Ltd.	1,286,000	1,718,836
Hong Kong & China Gas Co., Ltd.	2,884,328	5,889,695
Hong Kong Exchanges & Clearing Ltd.	366,517	10,861,923
Hongkong Land Holdings Ltd.	368,100	2,680,529
Hysan Development Co., Ltd.	208,000	1,140,402
Jardine Matheson Holdings Ltd.	68,100	4,610,968
Jardine Strategic Holdings Ltd.	70,000	2,796,337
Kerry Properties Ltd.	217,500	1,103,326
Li & Fung Ltd.	1,762,000	597,514
Link REIT	684,500	6,791,669
Melco Resorts & Entertainment Ltd. ADR	75,789	1,959,904
MGM China Holdings Ltd.	331,600	715,186
Minth Group Ltd.	212,000	799,919
MTR Corp., Ltd.	456,500	2,562,247
Security	Number of Shares	Value ($)
New World Development Co., Ltd.	1,798,113	2,563,932
NWS Holdings Ltd.	533,000	963,408
PCCW Ltd.	1,308,000	763,837
Power Assets Holdings Ltd.	439,000	3,105,821
Sands China Ltd.	748,000	3,864,730
Shangri-La Asia Ltd.	370,000	607,220
Sino Land Co., Ltd.	1,042,000	1,791,378
SJM Holdings Ltd.	572,000	696,563
Sun Hung Kai Properties Ltd.	488,604	7,662,648
Swire Pacific Ltd., Class A	148,590	1,613,800
Swire Properties Ltd.	351,600	1,384,719
Techtronic Industries Co., Ltd.	440,000	2,453,849
The Bank of East Asia Ltd.	380,616	1,514,755
The Wharf Holdings Ltd.	357,100	1,182,232
WH Group Ltd.	2,713,000	2,184,274
Wharf Real Estate Investment Co., Ltd.	371,100	2,703,345
Wheelock & Co., Ltd.	258,000	1,831,640
Wynn Macau Ltd.	494,000	1,458,971
Yue Yuen Industrial Holdings Ltd.	199,000	535,446
		164,077,066

Ireland 0.5%
AIB Group plc	243,281	1,394,236
Bank of Ireland Group plc	314,089	2,695,632
CRH plc	263,268	9,004,499
Kerry Group plc, Class A	49,221	5,220,381
Paddy Power Betfair plc	27,401	2,987,857
Ryanair Holdings plc *	43,580	718,173
Smurfit Kappa Group plc	69,631	2,861,155
		24,881,933

Israel 0.5%
Azrieli Group Ltd.	11,367	544,438
Bank Hapoalim B.M.	322,180	2,278,548
Bank Leumi Le-Israel B.M.	457,213	2,865,486
Bezeq The Israeli Telecommunication Corp., Ltd.	580,013	614,490
Check Point Software Technologies Ltd. *	40,377	4,549,277
Elbit Systems Ltd.	7,736	928,815
Frutarom Industries Ltd.	12,873	1,301,187
Israel Chemicals Ltd.	214,946	1,029,017
Mizrahi Tefahot Bank Ltd.	50,388	979,890
Nice Ltd. *	17,942	1,958,789
Teva Pharmaceutical Industries Ltd. ADR	297,234	7,115,782
		24,165,719

Italy 2.4%
Assicurazioni Generali S.p.A.	362,559	6,429,268
Atlantia S.p.A.	154,176	4,566,795
CNH Industrial N.V.	307,748	3,612,813
Davide Campari-Milano S.p.A.	191,739	1,615,130
Enel S.p.A.	2,528,921	14,088,434
Eni S.p.A.	791,821	15,241,397
EXOR N.V.	34,003	2,230,560
Ferrari N.V.	37,698	5,003,396
Fiat Chrysler Automobiles N.V. *	334,808	5,708,886
Intesa Sanpaolo S.p.A.	4,224,460	12,946,431
Intesa Sanpaolo S.p.A. — RSP	275,066	876,197
Leonardo S.p.A.	121,486	1,451,401
Luxottica Group S.p.A.	52,486	3,548,683
Mediobanca S.p.A.	197,585	2,045,923
Moncler S.p.A.	55,619	2,451,330
Pirelli & C S.p.A. *	125,684	1,097,177

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Poste Italiane S.p.A	176,756	1,644,441
Prysmian S.p.A.	73,759	1,884,138
Recordati S.p.A.	33,041	1,231,375
Snam S.p.A.	721,572	3,098,833
Telecom Italia S.p.A. *	3,539,034	2,722,128
Telecom Italia S.p.A. — RSP	1,720,178	1,144,461
Tenaris S.A.	144,635	2,649,663
Terna — Rete Elettrica Nationale S.p.A.	452,515	2,534,826
UniCredit S.p.A.	624,355	11,024,323
		110,848,009

Japan 23.5%
ABC-Mart, Inc.	11,880	643,745
Acom Co., Ltd.	138,100	550,750
Aeon Co., Ltd.	191,100	3,882,915
AEON Financial Service Co., Ltd.	33,100	683,427
Aeon Mall Co., Ltd.	38,200	669,215
AGC, Inc.	58,000	2,431,047
Air Water, Inc.	44,100	806,162
Aisin Seiki Co., Ltd.	53,200	2,481,354
Ajinomoto Co., Inc.	138,700	2,455,744
Alfresa Holdings Corp.	55,100	1,319,150
Alps Electric Co., Ltd.	63,700	1,837,652
Amada Holdings Co., Ltd.	102,800	1,033,649
ANA Holdings, Inc.	35,800	1,314,619
Aozora Bank Ltd.	38,000	1,420,007
Asahi Group Holdings Ltd.	111,400	5,414,571
Asahi Kasei Corp.	396,000	5,293,308
Asics Corp.	47,000	764,840
Astellas Pharma, Inc.	614,750	10,027,115
Bandai Namco Holdings, Inc.	63,200	2,528,535
Benesse Holdings, Inc.	19,400	706,773
Bridgestone Corp.	193,057	7,615,400
Brother Industries Ltd.	70,200	1,432,017
Calbee, Inc.	26,800	889,023
Canon, Inc.	306,895	9,957,007
Casio Computer Co., Ltd.	65,000	1,063,521
Central Japan Railway Co.	44,600	9,289,191
Chubu Electric Power Co., Inc.	189,100	2,918,523
Chugai Pharmaceutical Co., Ltd.	71,400	3,631,811
Coca-Cola Bottlers Japan Holdings, Inc.	39,400	1,420,680
Concordia Financial Group Ltd.	334,800	1,800,096
Credit Saison Co., Ltd.	56,700	885,172
CyberAgent, Inc.	32,200	1,691,852
CYBERDYNE, Inc. *(a)	40,352	475,628
Dai Nippon Printing Co., Ltd.	74,600	1,629,901
Dai-ichi Life Holdings, Inc.	331,300	6,255,432
Daicel Corp.	87,700	966,232
Daifuku Co., Ltd.	31,000	1,366,144
Daiichi Sankyo Co., Ltd.	177,100	7,345,652
Daikin Industries Ltd.	76,500	9,144,037
Daito Trust Construction Co., Ltd.	22,500	3,770,269
Daiwa House Industry Co., Ltd.	179,800	6,556,502
Daiwa House REIT Investment Corp.	561	1,387,773
Daiwa Securities Group, Inc.	482,000	2,811,259
Dena Co., Ltd.	39,500	744,995
Denso Corp.	133,400	6,598,640
Dentsu, Inc.	67,000	2,813,378
Disco Corp.	8,400	1,433,982
Don Quijote Holdings Co., Ltd.	37,200	1,738,881
East Japan Railway Co.	94,760	8,863,101
Eisai Co., Ltd.	77,300	6,654,923
Electric Power Development Co., Ltd.	49,900	1,355,283
FamilyMart UNY Holdings Co., Ltd.	22,700	2,118,380
Fanuc Corp.	59,800	12,058,124
Fast Retailing Co., Ltd.	17,900	7,839,406
Security	Number of Shares	Value ($)
Fuji Electric Co., Ltd.	168,000	1,241,019
FUJIFILM Holdings Corp.	118,511	4,891,515
Fujitsu Ltd.	613,000	4,177,856
Fukuoka Financial Group, Inc.	218,000	1,193,155
Hakuhodo DY Holdings, Inc.	66,500	1,021,112
Hamamatsu Photonics K.K.	44,900	1,905,625
Hankyu Hanshin Holdings, Inc.	69,000	2,747,884
Hikari Tsushin, Inc.	6,700	1,125,940
Hino Motors Ltd.	80,000	903,858
Hirose Electric Co., Ltd.	10,064	1,227,108
Hisamitsu Pharmaceutical Co., Inc.	18,400	1,346,905
Hitachi Chemical Co., Ltd.	28,300	560,431
Hitachi Construction Machinery Co., Ltd.	32,700	1,051,702
Hitachi High-Technologies Corp.	20,500	837,224
Hitachi Ltd.	1,487,079	10,395,809
Hitachi Metals Ltd.	59,800	648,070
Honda Motor Co., Ltd.	506,239	15,455,798
Hoshizaki Corp.	16,100	1,621,587
Hoya Corp.	118,707	7,143,159
Hulic Co., Ltd.	82,600	810,621
Idemitsu Kosan Co., Ltd.	44,000	1,981,993
IHI Corp.	46,800	1,643,627
Iida Group Holdings Co., Ltd.	48,900	959,073
Inpex Corp.	321,500	3,529,710
Isetan Mitsukoshi Holdings Ltd.	105,300	1,272,529
Isuzu Motors Ltd.	177,400	2,400,705
ITOCHU Corp.	432,300	7,676,089
J. Front Retailing Co., Ltd.	72,600	1,064,253
Japan Airlines Co., Ltd.	39,400	1,454,429
Japan Airport Terminal Co., Ltd.	12,900	613,868
Japan Exchange Group, Inc.	164,400	2,924,392
Japan Post Bank Co., Ltd.	127,000	1,524,011
Japan Post Holdings Co., Ltd.	493,300	5,439,012
Japan Prime Realty Investment Corp.	246	886,299
Japan Real Estate Investment Corp.	390	2,042,793
Japan Retail Fund Investment Corp.	886	1,618,783
Japan Tobacco, Inc.	337,400	9,602,304
JFE Holdings, Inc.	155,300	3,155,741
JGC Corp.	67,900	1,317,551
JSR Corp.	59,600	1,145,978
JTEKT Corp.	68,100	987,580
JXTG Holdings, Inc.	992,400	7,275,682
Kajima Corp.	284,000	2,215,861
Kakaku.com, Inc.	40,500	852,953
Kamigumi Co., Ltd.	34,000	712,297
Kaneka Corp.	73,000	642,579
Kansai Paint Co., Ltd.	52,400	1,205,840
Kao Corp.	152,119	11,112,589
Kawasaki Heavy Industries Ltd.	42,900	1,261,388
KDDI Corp.	567,100	15,786,274
Keihan Holdings Co., Ltd.	29,600	1,077,819
Keikyu Corp.	76,100	1,245,970
Keio Corp.	31,400	1,542,021
Keisei Electric Railway Co., Ltd.	39,900	1,328,571
Keyence Corp.	30,400	16,080,634
Kikkoman Corp.	48,000	2,278,122
Kintetsu Group Holdings Co., Ltd.	55,600	2,212,556
Kirin Holdings Co., Ltd.	252,900	6,474,592
Kobayashi Pharmaceutical Co., Ltd.	15,100	1,260,552
Kobe Steel Ltd.	108,500	1,069,297
Koito Manufacturing Co., Ltd.	32,000	2,061,279
Komatsu Ltd.	291,009	8,598,762
Konami Holdings Corp.	28,500	1,340,892
Konica Minolta, Inc.	131,500	1,180,515
Kose Corp.	9,300	1,782,609
Kubota Corp.	302,100	5,071,664
Kuraray Co., Ltd.	94,500	1,335,652
Kurita Water Industries Ltd.	31,600	924,319

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kyocera Corp.	99,300	5,779,289
Kyowa Hakko Kirin Co., Ltd.	82,900	1,575,126
Kyushu Electric Power Co., Inc.	115,400	1,359,947
Kyushu Railway Co.	49,700	1,527,488
Lawson, Inc.	14,700	882,733
LINE Corp. *	22,700	991,685
Lion Corp.	69,000	1,249,352
LIXIL Group Corp.	80,200	1,643,945
M3, Inc.	63,900	2,436,586
Mabuchi Motor Co., Ltd.	14,500	714,420
Makita Corp.	72,500	3,261,492
Marubeni Corp.	474,000	3,618,833
Marui Group Co., Ltd.	63,900	1,269,637
Maruichi Steel Tube Ltd.	20,600	709,793
Mazda Motor Corp.	165,500	2,065,167
McDonald’s Holdings Co., Ltd.	19,800	946,788
Mebuki Financial Group, Inc.	250,980	896,793
Medipal Holdings Corp.	54,900	1,116,304
MEIJI Holdings Co., Ltd.	38,800	3,051,099
Minebea Mitsumi, Inc.	114,400	2,053,150
MISUMI Group, Inc.	85,700	2,189,534
Mitsubishi Chemical Holdings Corp.	387,100	3,390,783
Mitsubishi Corp.	422,300	11,804,567
Mitsubishi Electric Corp.	560,300	7,612,642
Mitsubishi Estate Co., Ltd.	363,502	6,307,706
Mitsubishi Gas Chemical Co., Inc.	51,500	1,150,663
Mitsubishi Heavy Industries Ltd.	96,500	3,623,683
Mitsubishi Materials Corp.	34,800	989,631
Mitsubishi Motors Corp.	203,200	1,553,445
Mitsubishi Tanabe Pharma Corp.	81,800	1,533,713
Mitsubishi UFJ Financial Group, Inc.	3,671,509	22,531,556
Mitsubishi UFJ Lease & Finance Co., Ltd.	123,600	749,588
Mitsui & Co., Ltd.	525,100	8,800,694
Mitsui Chemicals, Inc.	59,600	1,605,214
Mitsui Fudosan Co., Ltd.	273,777	6,546,478
Mitsui O.S.K. Lines Ltd.	40,900	1,061,258
Mizuho Financial Group, Inc.	7,457,934	12,964,050
MS&AD Insurance Group Holdings, Inc.	147,762	4,525,901
Murata Manufacturing Co., Ltd.	55,574	9,724,103
Nabtesco Corp.	33,100	1,033,342
Nagoya Railroad Co., Ltd.	54,800	1,375,430
NEC Corp.	82,900	2,303,032
Nexon Co., Ltd. *	136,000	1,959,579
NGK Insulators Ltd.	83,400	1,464,631
NGK Spark Plug Co., Ltd.	46,900	1,354,318
NH Foods Ltd.	26,000	1,035,087
Nidec Corp.	68,700	9,978,694
Nikon Corp.	104,200	1,758,998
Nintendo Co., Ltd.	35,339	11,951,193
Nippon Building Fund, Inc.	424	2,360,598
Nippon Electric Glass Co., Ltd.	22,800	736,904
Nippon Express Co., Ltd.	24,500	1,603,745
Nippon Paint Holdings Co., Ltd.	46,900	2,049,626
Nippon Prologis REIT, Inc.	588	1,190,061
Nippon Steel & Sumitomo Metal Corp.	232,141	4,629,647
Nippon Telegraph & Telephone Corp.	214,956	9,942,476
Nippon Yusen K.K.	50,600	975,845
Nissan Chemical Corp.	40,900	1,833,611
Nissan Motor Co., Ltd.	712,396	6,738,624
Nisshin Seifun Group, Inc.	60,800	1,191,377
Nissin Foods Holdings Co., Ltd.	17,200	1,186,706
Nitori Holdings Co., Ltd.	24,800	3,737,523
Nitto Denko Corp.	52,600	3,816,449
NOK Corp.	27,900	560,878
Nomura Holdings, Inc.	1,056,200	5,007,870
Nomura Real Estate Holdings, Inc.	40,700	888,391
Security	Number of Shares	Value ($)
Nomura Real Estate Master Fund, Inc.	1,256	1,779,282
Nomura Research Institute Ltd.	33,700	1,619,536
NSK Ltd.	114,800	1,253,820
NTT Data Corp.	194,200	2,212,077
NTT DOCOMO, Inc.	428,900	11,041,997
Obayashi Corp.	189,700	1,980,500
Obic Co., Ltd.	21,200	1,821,234
Odakyu Electric Railway Co., Ltd.	89,200	1,889,323
Oji Holdings Corp.	251,000	1,489,327
Olympus Corp.	93,200	3,783,618
Omron Corp.	58,300	2,638,578
Ono Pharmaceutical Co., Ltd.	116,500	2,752,809
Oracle Corp., Japan	13,000	1,091,152
Oriental Land Co., Ltd.	61,500	6,687,195
ORIX Corp.	409,600	6,634,491
Osaka Gas Co., Ltd.	112,700	2,168,941
Otsuka Corp.	32,600	1,271,495
Otsuka Holdings Co., Ltd.	120,600	5,569,341
Panasonic Corp.	691,112	8,880,173
Park24 Co., Ltd.	31,400	881,110
Persol Holdings Co., Ltd.	51,300	1,118,247
Pola Orbis Holdings, Inc.	28,200	1,092,816
Rakuten, Inc.	268,820	1,895,059
Recruit Holdings Co., Ltd.	341,500	9,357,595
Renesas Electronics Corp. *	249,800	2,232,211
Resona Holdings, Inc.	657,000	3,736,832
Ricoh Co., Ltd.	214,500	2,094,074
Rinnai Corp.	9,800	848,736
Rohm Co., Ltd.	29,600	2,522,903
Ryohin Keikaku Co., Ltd.	7,100	2,278,846
Sankyo Co., Ltd.	16,700	658,099
Santen Pharmaceutical Co., Ltd.	117,000	1,956,997
SBI Holdings, Inc.	70,190	1,916,131
Secom Co., Ltd.	66,900	5,113,335
Sega Sammy Holdings, Inc.	49,800	794,584
Seibu Holdings, Inc.	63,800	1,076,645
Seiko Epson Corp.	90,400	1,631,962
Sekisui Chemical Co., Ltd.	119,600	2,140,678
Sekisui House Ltd.	192,900	3,288,076
Seven & i Holdings Co., Ltd.	237,003	9,679,173
Seven Bank Ltd.	211,400	639,911
SG Holdings Co., Ltd.	29,600	649,324
Sharp Corp. (a)	55,600	1,292,682
Shimadzu Corp.	66,000	1,882,148
Shimamura Co., Ltd.	7,700	720,537
Shimano, Inc.	23,400	3,374,470
Shimizu Corp.	184,000	1,925,818
Shin-Etsu Chemical Co., Ltd.	114,960	11,629,537
Shinsei Bank Ltd.	52,100	820,578
Shionogi & Co., Ltd.	86,900	4,743,223
Shiseido Co., Ltd.	117,000	8,619,444
Showa Shell Sekiyu K.K.	63,000	1,033,983
SMC Corp.	17,700	5,997,796
SoftBank Group Corp.	257,500	21,506,965
Sohgo Security Services Co., Ltd.	21,400	981,583
Sompo Holdings, Inc.	104,600	4,251,376
Sony Corp.	394,800	21,219,241
Sony Financial Holdings, Inc.	51,100	981,961
Stanley Electric Co., Ltd.	43,800	1,540,439
Start Today Co., Ltd.	62,600	2,517,865
Subaru Corp.	190,600	5,570,363
Sumco Corp.	78,100	1,671,086
Sumitomo Chemical Co., Ltd.	478,000	2,752,672
Sumitomo Corp.	342,900	5,646,443
Sumitomo Dainippon Pharma Co., Ltd.	47,700	925,687
Sumitomo Electric Industries Ltd.	233,800	3,596,578
Sumitomo Heavy Industries Ltd.	33,800	1,177,549

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sumitomo Metal Mining Co., Ltd.	73,600	2,645,682
Sumitomo Mitsui Financial Group, Inc.	417,646	16,575,422
Sumitomo Mitsui Trust Holdings, Inc.	105,200	4,178,715
Sumitomo Realty & Development Co., Ltd.	108,000	3,957,055
Sumitomo Rubber Industries Ltd.	51,000	845,252
Sundrug Co., Ltd.	22,100	885,167
Suntory Beverage & Food Ltd.	42,900	1,825,018
Suruga Bank Ltd.	45,900	411,249
Suzuken Co., Ltd.	21,100	923,982
Suzuki Motor Corp.	106,200	6,246,463
Sysmex Corp.	53,200	5,044,758
T&D Holdings, Inc.	174,600	2,608,885
Taiheiyo Cement Corp.	39,600	1,251,272
Taisei Corp.	65,400	3,637,161
Taisho Pharmaceutical Holdings Co., Ltd.	10,900	1,234,755
Taiyo Nippon Sanso Corp.	44,900	689,691
Takashimaya Co., Ltd.	104,000	871,000
Takeda Pharmaceutical Co., Ltd.	222,500	9,394,591
TDK Corp.	40,700	4,360,471
Teijin Ltd.	59,400	1,109,420
Terumo Corp.	93,500	5,136,528
The Bank of Kyoto Ltd.	18,800	910,828
The Chiba Bank Ltd.	185,000	1,320,616
The Chugoku Electric Power Co., Inc.	91,700	1,206,620
The Kansai Electric Power Co., Inc.	220,000	3,131,798
The Shizuoka Bank Ltd.	146,000	1,349,407
The Yokohama Rubber Co., Ltd.	33,900	726,126
THK Co., Ltd.	38,200	1,040,572
Tobu Railway Co., Ltd.	64,400	1,898,363
Toho Co., Ltd.	36,000	1,074,940
Toho Gas Co., Ltd.	25,400	867,749
Tohoku Electric Power Co., Inc.	126,800	1,614,769
Tokio Marine Holdings, Inc.	206,999	9,848,169
Tokyo Century Corp.	13,000	710,507
Tokyo Electric Power Co. Holdings, Inc. *	464,190	2,224,320
Tokyo Electron Ltd.	48,500	8,502,045
Tokyo Gas Co., Ltd.	114,040	2,785,472
Tokyo Tatemono Co., Ltd.	64,500	868,443
Tokyu Corp.	150,000	2,582,473
Tokyu Fudosan Holdings Corp.	176,000	1,196,349
Toppan Printing Co., Ltd.	169,000	1,300,334
Toray Industries, Inc.	437,000	3,386,667
Toshiba Corp. *	1,998,178	6,105,848
Tosoh Corp.	86,500	1,412,819
TOTO Ltd.	45,800	2,140,421
Toyo Seikan Group Holdings Ltd.	52,000	958,926
Toyo Suisan Kaisha Ltd.	30,800	1,114,818
Toyoda Gosei Co., Ltd.	18,000	456,745
Toyota Industries Corp.	48,000	2,716,953
Toyota Motor Corp.	711,503	46,767,864
Toyota Tsusho Corp.	65,800	2,249,250
Trend Micro, Inc.	36,300	2,144,843
Tsuruha Holdings, Inc.	10,800	1,328,549
Unicharm Corp.	127,300	3,876,736
United Urban Investment Corp.	928	1,442,962
USS Co., Ltd.	63,400	1,203,259
West Japan Railway Co.	50,300	3,516,467
Yahoo Japan Corp.	439,900	1,673,642
Yakult Honsha Co., Ltd.	33,100	2,386,841
Yamada Denki Co., Ltd.	173,800	862,071
Yamaguchi Financial Group, Inc.	67,000	759,266
Yamaha Corp.	42,500	1,988,720
Yamaha Motor Co., Ltd.	82,900	2,188,556
Yamato Holdings Co., Ltd.	95,000	2,753,412
Yamazaki Baking Co., Ltd.	35,600	885,266
Security	Number of Shares	Value ($)
Yaskawa Electric Corp.	74,100	2,450,541
Yokogawa Electric Corp.	71,800	1,277,025
		1,080,333,812

Netherlands 3.6%
ABN AMRO Group N.V. CVA	133,963	3,707,554
Aegon N.V.	542,504	3,576,209
AerCap Holdings N.V. *	40,380	2,266,529
Akzo Nobel N.V.	77,459	7,154,183
ASML Holding N.V.	127,935	27,399,613
Coca-Cola European Partners plc	66,540	2,744,110
Heineken Holding N.V.	35,843	3,465,943
Heineken N.V.	80,511	8,134,978
ING Groep N.V.	1,209,455	18,488,635
Koninklijke Ahold Delhaize N.V.	386,067	9,817,939
Koninklijke DSM N.V.	57,269	6,103,723
Koninklijke KPN N.V.	1,087,360	3,143,801
Koninklijke Philips N.V.	290,803	12,766,120
Koninklijke Vopak N.V.	22,676	1,066,596
NN Group N.V.	97,929	4,326,223
NXP Semiconductors N.V. *	107,103	10,211,200
Randstad N.V.	36,276	2,295,839
RELX N.V.	297,783	6,476,391
Unilever N.V. CVA	478,963	27,631,832
Wolters Kluwer N.V.	91,915	5,535,016
		166,312,434

New Zealand 0.2%
a2 Milk Co., Ltd. *	225,530	1,610,782
Auckland International Airport Ltd.	297,559	1,354,766
Fisher & Paykel Healthcare Corp., Ltd.	183,780	1,855,796
Fletcher Building Ltd.	250,293	1,199,435
Meridian Energy Ltd.	422,027	903,781
Ryman Healthcare Ltd.	126,203	1,047,225
Spark New Zealand Ltd.	556,130	1,468,399
		9,440,184

Norway 0.7%
Aker BP A.S.A.	32,477	1,160,434
DNB A.S.A.	308,239	6,206,930
Equinor A.S.A.	358,736	9,518,058
Gjensidige Forsikring A.S.A.	60,359	968,823
Marine Harvest A.S.A.	129,298	2,827,254
Norsk Hydro A.S.A.	427,020	2,435,737
Orkla A.S.A.	259,017	2,191,750
Schibsted A.S.A., B Shares	28,945	938,390
Telenor A.S.A.	229,450	4,488,503
Yara International A.S.A.	55,253	2,436,220
		33,172,099

Portugal 0.2%
Banco Espirito Santo S.A. *(b)	470,491	—
EDP — Energias de Portugal S.A.	787,026	3,210,925
Galp Energia, SGPS, S.A.	155,641	3,196,576
Jeronimo Martins, SGPS, S.A.	86,083	1,279,118
		7,686,619

Singapore 1.3%
Ascendas Real Estate Investment Trust	778,500	1,575,437
CapitaLand Commercial Trust	786,000	1,012,457
CapitaLand Ltd.	784,500	1,863,620
CapitaLand Mall Trust	797,800	1,268,161
City Developments Ltd.	139,100	1,025,291

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ComfortDelGro Corp., Ltd.	680,500	1,176,267
DBS Group Holdings Ltd.	555,046	10,920,704
Genting Singapore Ltd.	1,869,700	1,757,973
Golden Agri-Resources Ltd.	2,252,500	464,003
Jardine Cycle & Carriage Ltd.	35,600	881,381
Keppel Corp., Ltd.	471,200	2,381,863
Oversea-Chinese Banking Corp., Ltd.	981,271	8,359,614
SATS Ltd.	190,900	728,879
Sembcorp Industries Ltd.	278,900	549,604
Singapore Airlines Ltd.	178,800	1,297,435
Singapore Exchange Ltd.	226,900	1,242,021
Singapore Press Holdings Ltd.	562,200	1,203,669
Singapore Technologies Engineering Ltd.	442,400	1,113,068
Singapore Telecommunications Ltd.	2,534,337	5,981,082
Suntec Real Estate Investment Trust	658,200	891,706
United Overseas Bank Ltd.	416,733	8,286,934
UOL Group Ltd.	166,967	881,593
Venture Corp., Ltd.	84,900	1,043,981
Wilmar International Ltd.	578,500	1,332,312
Yangzijiang Shipbuilding Holdings Ltd.	648,800	452,221
		57,691,276

Spain 3.0%
ACS Actividades de Construccion y Servicios S.A.	83,630	3,665,235
Aena SME S.A.	21,355	3,877,524
Amadeus IT Group S.A.	136,092	11,609,457
Banco Bilbao Vizcaya Argentaria S.A.	2,062,109	15,106,291
Banco De Sabadell S.A.	1,726,980	2,875,016
Banco Santander S.A.	5,027,548	28,245,342
Bankia S.A.	363,961	1,430,770
Bankinter S.A.	207,372	2,000,152
CaixaBank S.A.	1,100,265	5,062,183
Enagas S.A.	67,202	1,878,738
Endesa S.A.	102,105	2,361,136
Ferrovial S.A.	146,853	3,031,191
Grifols S.A.	91,194	2,648,198
Iberdrola S.A.	1,796,063	13,964,198
Iberdrola S.A. — Interim Shares *(b)	51,316	398,977
Industria de Diseno Textil S.A.	337,046	11,045,204
International Consolidated Airlines Group S.A.	194,714	1,808,238
Mapfre S.A.	373,991	1,173,716
Naturgy Energy Group S.A.	103,265	2,797,326
Red Electrica Corp. S.A.	132,868	2,816,156
Repsol S.A.	427,238	8,474,251
Siemens Gamesa Renewable Energy S.A. *(a)	74,915	1,056,748
Telefonica S.A.	1,454,102	13,065,863
		140,391,910

Sweden 2.6%
Alfa Laval AB	95,435	2,623,460
Assa Abloy AB, Class B	306,359	6,047,676
Atlas Copco AB, A Shares	210,842	6,037,757
Atlas Copco AB, B Shares	123,884	3,246,677
Boliden AB	82,039	2,442,119
Electrolux AB, B Shares	75,101	1,761,583
Epiroc AB, Class A *	209,481	2,508,164
Epiroc AB, Class B *	123,884	1,312,814
Essity AB, Class B	188,016	4,703,126
Hennes & Mauritz AB, B Shares	269,184	4,191,092
Hexagon AB, B Shares	80,532	4,908,376
Husqvarna AB, B Shares	137,067	1,082,904
ICA Gruppen AB (a)	24,300	805,662
Industrivarden AB, C Shares	50,071	1,054,626
Security	Number of Shares	Value ($)
Investor AB, B Shares	144,721	6,304,026
Kinnevik AB, Class B	71,449	2,465,973
LE Lundbergfortagen AB, B Shares	21,024	686,994
Lundin Petroleum AB	58,162	1,917,694
Millicom International Cellular S.A. SDR	20,909	1,339,425
Nordea Bank AB	939,807	9,988,136
Sandvik AB	352,090	6,438,203
Securitas AB, B Shares	99,691	1,793,637
Skandinaviska Enskilda Banken AB, A Shares	504,326	5,391,294
Skanska AB, B Shares	101,465	1,908,598
SKF AB, B Shares	123,658	2,538,744
Svenska Handelsbanken AB, A Shares	477,250	5,895,236
Swedbank AB, A Shares	281,880	6,665,702
Swedish Match AB	56,106	3,067,162
Tele2 AB, B Shares	111,029	1,489,826
Telefonaktiebolaget LM Ericsson, B Shares	959,708	7,533,947
Telia Co. AB	885,365	4,258,766
Volvo AB, B Shares	491,534	8,625,934
		121,035,333

Switzerland 8.0%
ABB Ltd.	576,235	13,227,792
Adecco Group AG	49,543	3,045,764
Baloise Holding AG	14,724	2,296,055
Barry Callebaut AG	645	1,098,868
Chocoladefabriken Lindt & Spruengli AG	371	4,973,589
Cie Financiere Richemont S.A.	161,532	14,146,788
Clariant AG *	64,148	1,533,863
Credit Suisse Group AG *	788,085	12,674,389
Dufry AG *	10,143	1,342,103
EMS-Chemie Holding AG	2,363	1,515,558
Geberit AG	11,690	5,205,259
Givaudan S.A.	2,901	6,790,381
Julius Baer Group Ltd. *	70,610	3,873,638
Kuehne & Nagel International AG	17,307	2,762,194
LafargeHolcim Ltd. *	149,540	7,625,676
Lonza Group AG *	22,712	6,991,146
Nestle S.A.	965,929	78,716,788
Novartis AG	691,028	57,992,250
Pargesa Holding S.A.	11,548	964,553
Partners Group Holding AG	5,332	4,046,276
Roche Holding AG	218,691	53,720,638
Schindler Holding AG	19,291	4,450,082
SGS S.A.	1,670	4,353,124
Sika AG	40,260	5,716,450
Sonova Holding AG	17,403	3,208,440
Straumann Holding AG	3,207	2,490,319
Swiss Life Holding AG *	10,824	3,881,254
Swiss Prime Site AG *	21,925	2,009,261
Swiss Re AG	98,204	9,003,663
Swisscom AG	8,029	3,769,580
Temenos AG *	18,736	3,015,585
The Swatch Group AG	16,240	1,336,498
The Swatch Group AG — Bearer Shares	9,786	4,380,121
UBS Group AG *	1,202,817	19,770,026
Vifor Pharma AG	14,394	2,722,671
Zurich Insurance Group AG	47,100	14,443,234
		369,093,876

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
United Kingdom 17.5%
3i Group plc	305,340	3,792,253
Admiral Group plc	64,014	1,664,024
Anglo American plc	324,329	7,341,455
Antofagasta plc	124,623	1,636,685
Ashtead Group plc	156,858	4,815,448
Associated British Foods plc	112,132	3,610,060
AstraZeneca plc	393,836	30,315,991
Auto Trader Group plc	279,600	1,559,567
Aviva plc	1,227,848	8,046,969
Babcock International Group plc	74,455	697,917
BAE Systems plc	990,483	8,478,859
Barclays plc	5,265,952	13,395,548
Barratt Developments plc	326,354	2,285,755
BHP Billiton plc	659,000	15,166,036
BP plc	6,192,378	46,538,442
British American Tobacco plc	713,542	39,225,008
BT Group plc	2,661,644	8,142,190
Bunzl plc	108,648	3,228,379
Burberry Group plc	126,033	3,481,271
Carnival plc	58,239	3,380,625
Centrica plc	1,729,778	3,377,249
Coca-Cola HBC AG *	64,058	2,299,172
Compass Group plc	491,223	10,565,877
ConvaTec Group plc	395,905	1,136,736
Croda International plc	42,911	2,895,039
DCC plc	28,996	2,682,628
Diageo plc	762,641	27,979,360
Direct Line Insurance Group plc	414,791	1,871,472
easyJet plc	47,046	999,090
Experian plc	282,782	6,942,917
Ferguson plc	74,159	5,848,384
Fresnillo plc	63,457	864,285
G4S plc	491,411	1,778,601
GlaxoSmithKline plc	1,539,969	31,985,531
Glencore plc *	3,591,792	15,751,562
GVC Holdings plc	177,408	2,725,664
Hammerson plc	244,700	1,673,522
Hargreaves Lansdown plc	92,229	2,512,464
HSBC Holdings plc	6,216,628	59,532,261
Imperial Brands plc	297,346	11,387,668
Informa plc	398,576	4,128,628
InterContinental Hotels Group plc	57,180	3,529,216
Intertek Group plc	50,840	3,921,916
Investec plc	206,987	1,498,371
ITV plc	1,114,292	2,408,296
J. Sainsbury plc	556,697	2,387,266
John Wood Group plc	210,153	1,792,975
Johnson Matthey plc	58,823	2,898,087
Kingfisher plc	693,004	2,694,260
Land Securities Group plc	226,023	2,794,649
Legal & General Group plc	1,821,218	6,267,410
Lloyds Banking Group plc	22,360,143	18,328,117
London Stock Exchange Group plc	98,230	5,661,300
Marks & Spencer Group plc	476,114	1,924,286
Mediclinic International plc	106,745	716,538
Meggitt plc	241,376	1,804,964
Melrose Industries plc	1,486,725	4,206,913
Merlin Entertainments plc	208,825	1,079,508
Micro Focus International plc	130,403	2,127,842
Mondi plc	110,249	3,031,350
National Grid plc	1,049,937	11,216,435
Next plc	44,210	3,441,937
NMC Health plc	32,992	1,641,028
Pearson plc	249,978	3,027,754
Persimmon plc	96,120	3,126,262
Prudential plc	803,958	18,968,208
Randgold Resources Ltd.	28,199	2,087,896
Security	Number of Shares	Value ($)
Reckitt Benckiser Group plc	208,468	18,585,039
RELX plc	332,628	7,247,085
Rio Tinto plc	373,241	20,491,252
Rolls-Royce Holdings plc *	515,697	6,704,848
Royal Bank of Scotland Group plc *	1,463,967	4,895,743
Royal Dutch Shell plc, A Shares	1,428,844	48,962,027
Royal Dutch Shell plc, B Shares	1,165,690	40,830,864
Royal Mail plc	272,742	1,678,059
RSA Insurance Group plc	331,110	2,800,365
Schroders plc	40,621	1,658,599
Segro plc	307,081	2,676,636
Severn Trent plc	73,807	1,873,238
Shire plc	283,781	16,162,490
Sky plc	321,714	6,427,645
Smith & Nephew plc	270,487	4,683,226
Smiths Group plc	119,063	2,516,210
SSE plc	319,840	5,241,029
St. James’s Place plc	171,819	2,718,576
Standard Chartered plc	876,367	7,902,496
Standard Life Aberdeen plc	847,473	3,471,368
Taylor Wimpey plc	1,036,244	2,378,038
Tesco plc	3,010,613	10,281,257
The Berkeley Group Holdings plc	39,738	1,945,031
The British Land Co., plc	278,052	2,408,169
The Sage Group plc	343,440	2,800,735
The Weir Group plc	75,079	1,923,928
Travis Perkins plc	80,634	1,265,377
TUI AG	136,507	2,920,253
Unilever plc	381,220	21,777,173
United Utilities Group plc	199,464	1,882,328
Vodafone Group plc	8,235,810	20,119,759
Whitbread plc	54,590	2,804,295
WM Morrison Supermarkets plc	699,671	2,399,085
WPP plc	392,330	6,136,816
		806,892,415
Total Common Stock
(Cost $3,598,446,398)		4,539,894,981

Preferred Stock 0.6% of net assets

Germany 0.6%
Bayerische Motoren Werke AG	16,863	1,396,401
Fuchs Petrolub SE	20,460	1,155,148
Henkel AG & Co. KGaA	56,422	7,080,293
Porsche Automobil Holding SE	47,581	3,218,390
Sartorius AG	11,055	1,797,280
Schaeffler AG	46,816	641,805
Volkswagen AG	58,474	10,417,857
Total Preferred Stock
(Cost $22,906,173)		25,707,174

Other Investment Company 0.1% of net assets

United States 0.1%
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 1.83% (c)	3,699,897	3,699,897
Total Other Investment Company
(Cost $3,699,897)		3,699,897

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.5% of net assets

Time Deposits 0.5%
Barclays Capital, Inc.
U.S. Dollar
1.27%, 08/01/18 (d)	5,374,789	5,374,789
BNP Paribas
Euro
(0.57%), 08/01/18 (d)	57,403	67,124
U.S. Dollar
1.27%, 08/01/18 (d)	7,273,380	7,273,380
Brown Brothers Harriman
Australian Dollar
0.78%, 08/01/18 (d)	3,347	2,487
Danish Krone
(0.70%), 08/01/18 (d)	658	103
New Zealand Dollar
1.00%, 08/01/18 (d)	1	1
Swedish Krona
(0.93%), 08/01/18 (d)	62	7
Swiss Franc
(1.49%), 08/02/18 (d)	840	848
Citibank
Pound Sterling
0.25%, 08/01/18 (d)	157,682	206,965
Sumitomo Mitsui Banking Corp.
Japanese Yen
(0.21%), 08/01/18 (d)	2,946,849	26,355
U.S. Dollar
1.27%, 08/01/18 (d)	9,319,666	9,319,666
The Hongkong and Shanghai Banking Corp.
Hong Kong Dollar
0.30%, 08/01/18 (d)	231,327	29,472
Total Short-Term Investments
(Cost $22,301,197)		22,301,197

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 09/21/18	336	33,672,240	392,409
At July 31, 2018, the values of certain foreign securities held by the fund aggregating $4,501,646,961 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,529,421.
(b)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

ADR –	American Depositary Receipt
CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$1,024,107,890	$—	$1,024,107,890
France	12,782,243	493,254,268	—	506,036,511
Germany	2,004,587	414,277,476	—	416,282,063
Hong Kong	2,938,769	161,138,297	—	164,077,066
Ireland	8,208,238	16,673,695	—	24,881,933
Israel	11,665,059	12,500,660	—	24,165,719
Japan	1,779,282	1,078,554,530	—	1,080,333,812
Netherlands	15,221,839	151,090,595	—	166,312,434
Portugal	—	7,686,619	— *	7,686,619
Singapore	1,757,973	55,933,303	—	57,691,276
Spain	—	139,992,933	398,977	140,391,910
Sweden	3,820,978	117,214,355	—	121,035,333
United Kingdom	3,377,249	803,515,166	—	806,892,415

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Stock[1]	$—	$25,707,174	$—	$25,707,174
Other Investment Company[1]	3,699,897	—	—	3,699,897
Short-Term Investments[1]	—	22,301,197	—	22,301,197
Futures Contracts[2]	392,409	—	—	392,409
Total	$67,648,523	$4,523,948,158	$398,977	$4,591,995,658
*	Level 3 amount shown includes securities determined to have no value at July 31, 2018.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $62,783,619 and $6,649,574 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended July 31, 2018. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation procedures approved by the Board of Trustees. There were no transfers in or out of Level 3 during the period. Fund Investments in underlying mututal funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (NAV) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
The three levels of the fair value hierarchy are as follows:
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and

Schwab Equity Index Funds
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87637JUL18

Item 2. Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments – Schwab 1000 Index Fund

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	September 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	September 18, 2018

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	September 18, 2018